UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

  COMPANIES

Investment Company Act file number:	811-23324

Exact name of registrant as specified in charter:	PGIM ETF Trust

Address of principal executive offices:	655 Broad Street, 6th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 6th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2024

Date of reporting period:	2/29/2024

Item 1 – Reports to Stockholders –

PGIM FIXED INCOME ETFS

SEMIANNUAL REPORT

FEBRUARY 29, 2024

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Funds’ portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of February 29, 2024 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Exchange-traded funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2024 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2 Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Fixed Income ETFs informative and useful. The report covers performance for the six-month period ended February 29, 2024.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 14th-largest investment manager with more than $1.3 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President and Principal Executive Officer

PGIM Fixed Income ETFs

April 15, 2024

PGIM Fixed Income ETFs 3

PGIM Ultra Short Bond ETF

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 2/29/24	Average Annual Total Returns as of 2/29/24
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Net Asset Value (NAV)	3.32	6.16	2.65	2.65 (4/5/2018)

Market Price**	3.29	6.14	2.66	2.65 (4/5/2018)

ICE BofA US 3-Month Treasury Bill Index

	2.69	5.22	1.97	1.99

*Not annualized

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the sale of Fund shares.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

4 Visit our website at pgim.com/investments

Benchmark Definition

ICE BofA US 3-Month Treasury Bill Index—The ICE BofA US 3-Month Treasury Bill Index is an unmanaged index which is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.

ICE BOFA IS LICENSING THE BOFA INDEX “AS IS,” MAKES NO WARRANTIES REGARDING THE SAME, DOES NOT GUARANTEE THE SUITABILITY, QUALITY, ACCURACY, TIMELINESS, AND/OR COMPLETENESS OF THE ICE BOFA INDEX OR ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM, ASSUMES NO LIABILITY IN CONNECTION WITH ITS USE, AND DOES NOT SPONSOR, ENDORSE, OR RECOMMEND THE FUND, OR ANY OF ITS PRODUCTS OR SERVICES.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of operating expenses or taxes that may be paid by an investor.

PGIM Fixed Income ETFs 5

PGIM Ultra Short Bond ETF

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 2/29/24 (%)

AAA	32.0

AA	25.4

A	24.2

BBB	16.3

Cash/Cash Equivalents	1.3

Other	0.8

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 2/29/24

Total Dividends Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

1.44	5.15	5.15

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

6 Visit our website at pgim.com/investments

PGIM Active High Yield Bond ETF

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 2/29/24	Average Annual Total Returns as of 2/29/24
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Net Asset Value (NAV)	5.64	10.86	4.33	4.40 (9/24/2018)

Market Price**	5.68	11.11	4.30	4.44 (9/24/2018)

Bloomberg US High Yield Very Liquid Index

	6.15	11.07	3.65	3.73

*Not annualized

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the sale of Fund shares.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Benchmark Definition

Bloomberg US High Yield Very Liquid Index (VLI)—The Bloomberg US High Yield Very Liquid Index is a component of the US Corporate High Yield Index that is designed to track a more liquid component of the USD-denominated, high yield, fixed rate corporate bond market. The Index uses the same eligibility criteria as the US Corporate High Yield Index, but includes only the three largest bonds from each issuer that have a minimum amount outstanding of USD500mn and less than five years from issue date. The Index also limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro rata basis.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of operating expenses or taxes that may be paid by an investor.

PGIM Fixed Income ETFs 7

PGIM Active High Yield Bond ETF

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 2/29/24 (%)

AAA	7.6

A	0.4

BBB	3.9

BB	50.1

B	23.2

CCC	11.6

Not Rated	2.2

Cash/Cash Equivalents	1.0

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 2/29/24

Total Dividends Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

1.40	7.42	7.42

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

8 Visit our website at pgim.com/investments

PGIM Active Aggregate Bond ETF

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 2/29/24	Average Annual Total Returns as of 2/29/24
	Six Months* (%)	One Year (%)	Since Inception (%)

Net Asset Value (NAV)	2.97	4.00	-3.05 (4/12/2021)

Market Price**	2.88	4.04	-3.02 (4/12/2021)

Bloomberg US Aggregate Bond Index

	2.35	3.33	-2.83

*Not annualized

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the sale of Fund shares.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Benchmark Definition

Bloomberg US Aggregate Bond Index—The Bloomberg US Aggregate Bond Index is unmanaged and represents securities that are taxable and US dollar denominated. It covers the US investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of operating expenses or taxes that may be paid by an investor.

PGIM Fixed Income ETFs 9

PGIM Active Aggregate Bond ETF

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 2/29/24 (%)

AAA	68.0

AA	5.3

A	10.4

BBB	14.9

Not Rated	0.1

Cash/Cash Equivalents	1.3

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 2/29/24

Total Dividends Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

0.79	4.54	4.54

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

10 Visit our website at pgim.com/investments

PGIM Total Return Bond ETF

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 2/29/24	Average Annual Total Returns as of 2/29/24
	Six Months* (%)	One Year (%)	Since Inception (%)

Net Asset Value (NAV)	3.58	5.25	-4.32 (12/2/2021)

Market Price**	3.59	5.32	-4.30 (12/2/2021)

Bloomberg US Aggregate Bond Index

	2.35	3.33	-4.56

*Not annualized

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the sale of Fund shares.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Benchmark Definition

Bloomberg US Aggregate Bond Index—The Bloomberg US Aggregate Bond Index is unmanaged and represents securities that are taxable and US dollar denominated. It covers the US investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of operating expenses or taxes that may be paid by an investor.

PGIM Fixed Income ETFs 11

PGIM Total Return Bond ETF

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 2/29/24 (%)

AAA	52.8

AA	6.8

A	11.0

BBB	16.9

BB	6.2

B	2.6

CCC	1.0

Not Rated	3.2

Cash/Cash Equivalents	-0.5

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 2/29/24

Total Dividends Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

1.04	5.06	5.06

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

12 Visit our website at pgim.com/investments

PGIM Floating Rate Income ETF

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 2/29/24	Average Annual Total Returns as of 2/29/24
	Six Months* (%)	One Year (%)	Since Inception (%)

Net Asset Value (NAV)	6.20	11.93	9.24 (5/17/2022)

Market Price**	6.07	11.92	9.35 (5/17/2022)

Credit Suisse Leveraged Loan Index

	5.50	11.37	9.16

*Not annualized

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the sale of Fund shares.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Benchmark Definition

Credit Suisse Leveraged Loan Index—The Credit Suisse Leveraged Loan Index is an unmanaged index that represents the investable universe of the US dollar-denominated leveraged loan market.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of operating expenses or taxes that may be paid by an investor.

PGIM Fixed Income ETFs 13

PGIM Floating Rate Income ETF

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 2/29/24 (%)

AAA	1.5

AA	7.6

A	2.3

BBB	14.0

BB	32.4

B	39.8

CCC	1.6

Not Rated	1.2

Cash/Cash Equivalents	-0.4

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 2/29/24

Total Dividends Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

2.85	8.82	8.82

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

14 Visit our website at pgim.com/investments

PGIM AAA CLO ETF

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 2/29/24 Six Months* (%)	Total Returns as of 2/29/24 Since Inception* (%)

Net Asset Value (NAV)	4.43	5.34 (7/19/2023)

Market Price**	4.42	5.38 (7/19/2023)

JP Morgan CLOIE AAA Index

	4.10	4.70

*Not annualized

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the sale of Fund shares.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Benchmark Definition

JP Morgan CLOIE AAA Index—The JP Morgan CLOIE AAA Index is a sub-component of the JP Morgan CLO Index (CLOIE) and covers securities in the US dollar-denominated CLO market. Index constituents consist of AAA rated floating-rate CLO securities from deals originated in post-crisis vintages, 2010 and later. The index utilizes a market-weighted methodology and is rebalanced monthly.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of operating expenses or taxes that may be paid by an investor.

PGIM Fixed Income ETFs 15

PGIM AAA CLO ETF

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 2/29/24 (%)

AAA	99.8

Cash/Cash Equivalents	0.2

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 2/29/24

	Total Dividends Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

	1.67	6.61	6.61

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

16 Visit our website at pgim.com/investments

PGIM Short Duration Multi-Sector Bond ETF

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 2/29/24 Six Months* (%)	Total Returns as of 2/29/24 Since Inception* (%)

Net Asset Value (NAV)	3.82	4.64 (7/19/2023)

Market Price**	3.84	4.75 (7/19/2023)

Bloomberg US Government/Credit 1-3 Year Index

	2.67	3.03

*Not annualized

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the sale of Fund shares.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Benchmark Definition

Bloomberg US Government/Credit 1–3 Year Index—The Bloomberg US Government/Credit 1–3 Year Index is an unmanaged index considered representative of the performance of short-term US corporate bonds and US government bonds with maturities from one to three years.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of operating expenses or taxes that may be paid by an investor.

PGIM Fixed Income ETFs 17

PGIM Short Duration Multi-Sector Bond ETF

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 2/29/24 (%)

AAA	64.5

AA	5.8

A	9.8

BBB	11.9

BB	4.2

B	2.4

CCC	0.4

Not Rated	1.3

Cash/Cash Equivalents	-0.3

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 2/29/24

Total Dividends Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

1.70	5.02	5.02

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

18 Visit our website at pgim.com/investments

PGIM Short Duration High Yield ETF

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

Total Returns as of 2/29/24 Since Inception* (%)

Net Asset Value (NAV)	1.53 (12/14/2023)

Market Price**	1.67 (12/14/2023)

Bloomberg 1-3 Year High Yield Corporate 1% Issuer Capped Index

3.15

*Not annualized

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the sale of Fund shares.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Benchmark Definition

Bloomberg 1-3 Year High Yield Corporate 1% Issuer Capped Index—The Bloomberg 1-3 Year High Yield Corporate 1% Issuer Capped Index is an unmanaged index that covers the universe of fixed rate, non-investment grade debt. Issuers are capped at 1% of the Index.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of operating expenses or taxes that may be paid by an investor.

PGIM Fixed Income ETFs 19

PGIM Short Duration High Yield ETF

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 2/29/24 (%)

BBB	4.3

BB	51.5

B	30.0

CCC	8.6

Cash/Cash Equivalents	5.6

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 2/29/24

Total Dividends Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

0.33	6.81	6.81

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

20 Visit our website at pgim.com/investments

Fees and Expenses (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including investment management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 held through the six-month period ended February 29, 2024. The example is for illustrative purposes only.

Actual Expenses

The first line in the tables on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the tables on the following page provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs or brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Ultra Short Bond ETF	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual	$1,000.00	$1,033.20	0.15%	$0.76

Hypothetical	$1,000.00	$1,024.12	0.15%	$0.75

PGIM Fixed Income ETFs 21

Fees and Expenses (continued)

PGIM Active High Yield Bond ETF	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual	$1,000.00	$1,056.40	0.53%	$2.71

Hypothetical	$1,000.00	$1,022.23	0.53%	$2.66

PGIM Active Aggregate Bond ETF	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual	$1,000.00	$1,029.70	0.19%	$0.96

Hypothetical	$1,000.00	$1,023.92	0.19%	$0.96

PGIM Total Return Bond ETF	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual	$1,000.00	$1,035.80	0.49%	$2.48

Hypothetical	$1,000.00	$1,022.43	0.49%	$2.46

PGIM Floating Rate Income ETF	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual	$1,000.00	$1,062.00	0.72%	$3.69

Hypothetical	$1,000.00	$1,021.28	0.72%	$3.62

PGIM AAA CLO ETF	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual	$1,000.00	$1,044.30	0.19%	$0.97

Hypothetical	$1,000.00	$1,023.92	0.19%	$0.96

PGIM Short Duration Multi-Sector Bond ETF	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual	$1,000.00	$1,038.20	0.40%	$2.03

Hypothetical	$1,000.00	$1,022.87	0.40%	$2.01

PGIM Short Duration High Yield ETF	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual**	$1,000.00	$1,015.30	0.46%	$0.98

Hypothetical	$1,000.00	$1,022.58	0.46%	$2.31

22 Visit our website at pgim.com/investments

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended February 29, 2024, and divided by the 366 days in the Fund’s fiscal year ending August 31, 2024 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which each Fund may invest.

**“Actual” expenses are calculated using 77-day period ended February 29, 2024 due to the Fund’s inception date of December 14, 2023.

PGIM Fixed Income ETFs 23

Glossary

The following abbreviations are used in the Funds’ descriptions:

BRL—Brazilian Real

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

BABs—Build America Bonds

BNP—BNP Paribas S.A.

BNYM—Bank of New York Mellon

BOA—Bank of America, N.A.

CDX—Credit Derivative Index

CGM—Citigroup Global Markets, Inc.

CITI—Citibank, N.A.

CLO—Collateralized Loan Obligation

CME—Chicago Mercantile Exchange

DAC—Designated Activity Company

DB—Deutsche Bank AG

Glossary (continued)

EMTN—Euro Medium Term Note

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corporation

GMTN—Global Medium Term Note

GSI—Goldman Sachs International

HSBC—HSBC Bank PLC

iBoxx—Bond Market Indices

IO—Interest Only (Principal amount represents notional)

JPM—JPMorgan Chase Bank N.A.

JPS—J.P. Morgan Securities LLC

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

MSI—Morgan Stanley & Co International PLC

MTN—Medium Term Note

OTC—Over-the-counter

PIK—Payment-in-Kind

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

REMIC—Real Estate Mortgage Investment Conduit

S—Semiannual payment frequency for swaps

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

SSB—State Street Bank & Trust Company

STRIPs—Separate Trading of Registered Interest and Principal of Securities

T—Swap payment upon termination

TBA—To Be Announced

TD—The Toronto-Dominion Bank

USOIS—United States Overnight Index Swap

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 79.2%

ASSET-BACKED SECURITIES 18.5%

Automobiles 2.6%

AmeriCredit Automobile Receivables Trust,
Series 2023-01, Class A2A	5.840%	10/19/26	19,558	$19,579,389
ARI Fleet Lease Trust,
Series 2022-A, Class A2, 144A	3.120	01/15/31	908	901,371
Series 2024-A, Class A2, 144A	5.300	11/15/32	7,000	6,992,665
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-03A, Class A, 144A	4.620	02/20/27	35,000	34,459,652
Series 2023-07A, Class A, 144A	5.900	08/21/28	6,650	6,739,424
Donlen Fleet Lease Funding LLC,
Series 2021-02, Class A2, 144A	0.560	12/11/34	497	493,901
Enterprise Fleet Financing LLC,
Series 2021-02, Class A2, 144A	0.480	05/20/27	1,504	1,477,459
Series 2022-01, Class A2, 144A	3.030	01/20/28	5,545	5,465,591
Series 2022-03, Class A2, 144A	4.380	07/20/29	561	555,200
Series 2023-01, Class A2, 144A	5.510	01/22/29	5,483	5,483,767
Series 2023-02, Class A2, 144A	5.560	04/22/30	7,900	7,904,924
Series 2023-03, Class A2, 144A	6.400	03/20/30	13,400	13,606,213
Series 2024-01, Class A2, 144A	5.230	03/20/30	6,100	6,087,143
Ford Credit Floorplan Master Owner Trust,
Series 2023-01, Class A1, 144A	4.920	05/15/28	17,100	17,029,268
Hertz Vehicle Financing LLC,
Series 2023-03A, Class A, 144A	5.940	02/25/28	15,100	15,254,480
OneMain Direct Auto Receivables Trust,
Series 2023-01A, Class A, 144A	5.410	11/14/29	17,100	17,098,805

				159,129,252

Collateralized Loan Obligations 15.1%

Allegro CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR2, 144A, 3 Month SOFR + 1.212% (Cap N/A, Floor 0.950%)	6.526(c)	01/15/30	2,659	2,661,362
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-07A, Class AR2, 144A, 3 Month SOFR + 1.352% (Cap N/A, Floor 1.090%)	6.671(c)	01/28/31	4,183	4,185,050
Ares CLO Ltd. (Cayman Islands),
Series 2016-40A, Class A1RR, 144A, 3 Month SOFR + 1.132% (Cap N/A, Floor 0.870%)	6.446(c)	01/15/29	7,801	7,803,777
Series 2018-50A, Class AR, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 1.050%)	6.626(c)	01/15/32	14,330	14,348,629

See Notes to Financial Statements.

PGIM Fixed Income ETFs 27

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Atlas Static Senior Loan Fund Ltd. (Cayman Islands),
Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	7.064%(c)	07/15/30	16,200	$16,259,232
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.222% (Cap N/A, Floor 0.262%)	6.537(c)	04/23/31	14,549	14,563,382
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.678(c)	10/17/32	11,500	11,526,298
Series 2020-05A, Class A1, 144A, 3 Month SOFR + 1.482% (Cap N/A, Floor 1.482%)	6.799(c)	01/20/32	5,397	5,404,054
Ballyrock CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)	6.589(c)	10/20/31	23,388	23,387,106
Barings CLO Ltd. (Cayman Islands),
Series 2020-02A, Class AR, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)	6.586(c)	10/15/33	11,879	11,895,935
Battalion CLO Ltd. (Cayman Islands),
Series 2015-09A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.676(c)	07/15/31	20,445	20,434,534
Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.651(c)	05/17/31	4,559	4,568,894
Series 2020-15A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	6.619(c)	01/17/33	50,000	50,094,600
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2017-12A, Class A1R, 144A, 3 Month SOFR + 1.212% (Cap N/A, Floor 0.950%)	6.526(c)	10/15/30	12,225	12,237,676
Series 2018-16A, Class A1R, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 1.030%)	6.608(c)	01/17/32	5,000	5,009,362
BlueMountain CLO Ltd. (Cayman Islands),
Series 2018-22A, Class A1, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.656(c)	07/15/31	13,629	13,649,713
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 0.000%)	6.646(c)	07/15/31	19,516	19,517,099
Series 2017-01A, Class AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	6.576(c)	07/15/30	13,280	13,269,314
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.676(c)	04/15/32	8,000	8,000,926

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Carlyle CLO Ltd. (Cayman Islands),
Series C17A, Class A1AR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	6.609%(c)	04/30/31	16,807	$16,829,107
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	6.548(c)	04/17/31	4,203	4,209,376
Series 2015-05A, Class A1RR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.659(c)	01/20/32	23,231	23,259,277
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	6.579(c)	04/20/31	13,781	13,824,589
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 0.000%)	6.599(c)	04/20/31	15,186	15,198,137
CarVal CLO Ltd. (Cayman Islands),
Series 2019-01A, Class ANR, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.372%)	6.689(c)	04/20/32	16,868	16,881,494
CBAM Ltd. (Cayman Islands),
Series 2018-07A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.679(c)	07/20/31	9,724	9,744,167
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month SOFR + 1.242% (Cap N/A, Floor 0.980%)	6.560(c)	04/24/31	18,239	18,297,638
Series 2017-04A, Class A1R, 144A, 3 Month SOFR + 1.212% (Cap N/A, Floor 0.950%)	6.530(c)	10/24/30	22,852	22,900,955
Crestline Denali CLO Ltd. (Cayman Islands),
Series 2018-01A, Class AR, 144A, 3 Month SOFR + 1.322% (Cap N/A, Floor 1.060%)	6.636(c)	10/15/31	14,501	14,520,918
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 0.000%)	6.808(c)	10/15/29	5,374	5,380,665
Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.729(c)	01/22/31	8,911	8,917,222
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)	6.758(c)	10/20/31	10,000	10,004,456
HPS Loan Management Ltd. (Cayman Islands),
Series 11A-17, Class AR, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)	6.572(c)	05/06/30	4,860	4,866,747

See Notes to Financial Statements.

PGIM Fixed Income ETFs 29

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	6.616%(c)	04/25/31	8,589	$8,599,128
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	6.756(c)	01/15/31	812	813,475
Series 18, Class AR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)	6.500(c)	07/18/30	10,902	10,910,298
KKR CLO Ltd.,
Series 30A, Class A1R, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)	6.598(c)	10/17/31	14,000	14,024,514
Madison Park Funding Ltd. (Cayman Islands),
Series 2015-18A, Class ARR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)	6.519(c)	10/21/30	22,820	22,842,516
Series 2019-34A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.706(c)	04/25/32	13,570	13,577,411
Series 2021-38A, Class X, 144A, 3 Month SOFR + 1.212% (Cap N/A, Floor 1.212%)	6.528(c)	07/17/34	2,423	2,411,182
MidOcean Credit CLO (Cayman Islands),
Series 2017-07A, Class A1R, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 0.000%)	6.616(c)	07/15/29	3,756	3,756,109
Series 2018-09A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.729(c)	07/20/31	8,033	8,049,234
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	6.588(c)	10/12/30	11,708	11,724,183
Nassau Ltd. (United Kingdom),
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 2.130% (Cap N/A, Floor 2.130%)	7.444(c)	01/15/31	29,596	29,630,766
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands),
Series 2021-40A, Class A, 144A, 3 Month SOFR + 1.322% (Cap N/A, Floor 1.060%)	6.636(c)	04/16/33	17,500	17,562,533
Oaktree CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)	6.689(c)	04/22/30	5,400	5,407,960
Ocean Trails CLO (Cayman Islands),
Series 2019-07A, Class AR, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)	6.588(c)	04/17/30	3,588	3,589,225

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Octagon Investment Partners Ltd. (Cayman Islands),
Series 2017-01A, Class ARR, 144A	— %(p)	07/20/30	30,000	$30,000,000
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 0.000%)	6.658(c)	04/17/31	6,757	6,760,928
Series 2014-09A, Class A1A3, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.679(c)	10/20/31	16,818	16,817,908
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)	6.708(c)	01/17/31	648	648,412
Series 2015-02A, Class A1R2, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.679(c)	07/20/30	820	820,316
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2021-03A, Class A1, 144A, 3 Month SOFR + 1.062% (Cap N/A, Floor 1.062%)	6.379(c)	07/20/29	10,401	10,402,486
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.062% (Cap N/A, Floor 1.062%)	6.376(c)	10/15/29	11,862	11,864,199
Series 2022-03A, Class A1A, 144A, 3 Month SOFR + 1.820% (Cap N/A, Floor 1.820%)	7.134(c)	04/15/31	19,496	19,516,424
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	6.579(c)	10/20/31	21,897	21,890,501
PPM CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.726(c)	07/15/31	9,098	9,100,585
Race Point CLO Ltd. (Cayman Islands),
Series 2013-08A, Class AR2, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 1.040%)	6.621(c)	02/20/30	13,083	13,084,724
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 0.000%)	6.769(c)	10/20/30	10,380	10,383,457
Rockford Tower CLO Ltd.,
Series 2017-02A, Class AR, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)	6.596(c)	10/15/29	9,550	9,556,497
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	6.609(c)	04/20/31	11,696	11,719,239

See Notes to Financial Statements.

PGIM Fixed Income ETFs 31

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.262%)	6.678%(c)	05/07/31	17,564	$17,600,377
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.647(c)	10/23/31	10,000	9,999,935
Series 2017-03A, Class A1R, 144A, 3 Month SOFR + 1.242% (Cap N/A, Floor 0.980%)	6.559(c)	10/20/30	6,321	6,323,652
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.659(c)	01/20/32	13,000	13,008,185
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-04A, Class A1L2, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.660(c)	10/18/31	10,988	11,007,839
Venture CLO Ltd. (Cayman Islands),
Series 2016-24A, Class ARR, 144A, 3 Month SOFR + 1.162% (Cap N/A, Floor 0.900%)	6.479(c)	10/20/28	3,201	3,196,380
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	6.556(c)	04/25/31	3,210	3,217,717
Series 2013-03A, Class A1RR, 144A, 3 Month SOFR + 1.411% (Cap N/A, Floor 1.150%)	6.709(c)	10/18/31	20,289	20,373,242
Series 2014-01A, Class AAR2, 144A, 3 Month SOFR + 1.252% (Cap N/A, Floor 0.000%)	6.550(c)	04/18/31	1,401	1,402,929
Series 2014-02A, Class A1RR, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)	6.598(c)	04/17/30	896	897,011
Series 2016-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.649(c)	01/20/31	18,765	18,789,708
Wellfleet CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	6.719(c)	10/20/28	419	419,169
Series 2017-02A, Class A1R, 144A, 3 Month SOFR + 1.322% (Cap N/A, Floor 0.000%)	6.639(c)	10/20/29	391	391,119
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.779(c)	10/20/31	12,003	12,005,297
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.699(c)	07/20/32	20,000	19,995,180

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month SOFR + 1.552% (Cap N/A, Floor 0.000%)	6.866%(c)	04/15/30	114	$114,559

				907,858,200

Consumer Loans 0.6%

OneMain Financial Issuance Trust,
Series 2023-02A, Class A1, 144A	5.840	09/15/36	34,900	35,428,965
SoFi Consumer Loan Program Trust,
Series 2023-01S, Class A, 144A	5.810	05/15/31	882	881,678

				36,310,643

Equipment 0.2%

Kubota Credit Owner Trust,
Series 2023-01A, Class A2, 144A	5.400	02/17/26	10,103	10,090,099
MMAF Equipment Finance LLC,
Series 2022-A, Class A2, 144A	2.770	02/13/25	158	157,493

				10,247,592

TOTAL ASSET-BACKED SECURITIES (cost $1,107,465,883)				1,113,545,687

CERTIFICATES OF DEPOSIT 3.0%
Banco Santander SA, SOFR + 0.510%	5.820(c)	01/31/25	15,000	15,018,825
BNP Paribas SA, SOFR + 0.650%	5.960(c)	07/08/24	39,000	39,073,138
Credit Agricole Corporate & Investment Bank, SOFR + 0.590%	5.900(c)	08/28/25	44,000	43,954,686
Natixis SA, SOFR + 0.420%	5.730(c)	01/06/25	20,000	20,028,826
Skandinaviska Enskilda Banken AB, SOFR + 0.290% (Cap N/A, Floor 0.000%)	5.600(c)	02/24/25	10,000	9,997,910
Toronto-Dominion Bank (The),
SOFR + 0.650%	5.960(c)	09/13/24	10,000	10,015,270
SOFR + 0.670%	5.980(c)	03/25/24	15,000	15,005,777
Wells Fargo Bank NA, SOFR + 0.600% (Cap N/A, Floor 0.000%)	5.910(c)	11/01/24	24,000	24,055,228

TOTAL CERTIFICATES OF DEPOSIT (cost $177,000,000)				177,149,660

See Notes to Financial Statements.

PGIM Fixed Income ETFs 33

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES 12.2%
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2016-UB10, Class A4	3.170%	07/15/49	21,000	$19,818,093
Barclays Commercial Mortgage Securities Trust,
Series 2020-C07, Class A1	1.079	04/15/53	403	394,461
Benchmark Mortgage Trust,
Series 2018-B02, Class A2	3.662	02/15/51	186	180,032
Series 2018-B03, Class A2	3.848	04/10/51	162	158,265
Series 2018-B05, Class A2	4.077	07/15/51	589	572,367
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class A4	3.283	05/10/58	5,600	5,333,124
Citigroup Commercial Mortgage Trust,
Series 2014-GC23, Class A3	3.356	07/10/47	10,140	10,065,043
Series 2014-GC23, Class AAB	3.337	07/10/47	54	54,002
Series 2014-GC25, Class A3	3.372	10/10/47	6,519	6,447,639
Series 2014-GC25, Class A4	3.635	10/10/47	15,760	15,518,818
Series 2015-GC29, Class A4	3.192	04/10/48	9,325	9,029,050
Series 2015-GC31, Class A4	3.762	06/10/48	9,690	9,377,791
Series 2015-GC33, Class A4	3.778	09/10/58	2,250	2,166,728
Series 2015-P01, Class A4	3.462	09/15/48	13,173	12,865,537
Series 2016-P04, Class A2	2.450	07/10/49	3,635	3,548,745
Series 2016-P06, Class A4	3.458	12/10/49	7,094	6,775,301
Commercial Mortgage Trust,
Series 2012-CR04, Class A3	2.853	10/15/45	90	82,126
Series 2014-CR16, Class A4	4.051	04/10/47	10,790	10,769,418
Series 2014-CR20, Class A3	3.326	11/10/47	4,491	4,444,716
Series 2014-CR21, Class A3	3.528	12/10/47	10,173	9,943,144
Series 2014-UBS03, Class A3	3.546	06/10/47	407	405,462
Series 2014-UBS03, Class A4	3.819	06/10/47	5,012	4,984,443
Series 2014-UBS04, Class A4	3.420	08/10/47	31,434	31,179,531
Series 2014-UBS05, Class A3	3.565	09/10/47	18,550	18,418,207
Series 2014-UBS06, Class A4	3.378	12/10/47	18,679	18,399,270
Series 2014-UBS06, Class A5	3.644	12/10/47	33,978	33,286,635
Series 2015-CR22, Class A3	3.207	03/10/48	820	798,146
Series 2015-CR22, Class A4	3.048	03/10/48	21,900	21,440,812
Series 2015-CR23, Class ASB	3.257	05/10/48	458	452,572
Series 2015-CR24, Class A4	3.432	08/10/48	8,262	8,049,354
Series 2015-CR24, Class ASB	3.445	08/10/48	854	845,482
Series 2015-CR26, Class A4	3.630	10/10/48	12,465	12,003,416
Series 2015-LC19, Class A3	2.922	02/10/48	17,197	16,902,382
Series 2015-LC21, Class A4	3.708	07/10/48	11,000	10,687,691
Series 2015-PC01, Class A5	3.902	07/10/50	17,737	17,338,983

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A4	3.504%	06/15/57	8,500	$8,247,168
Series 2016-C05, Class ASB	3.533	11/15/48	1,388	1,364,073
Series 2016-C06, Class A5	3.090	01/15/49	14,500	13,695,729
Series 2016-C07, Class A4	3.210	11/15/49	6,372	6,093,586
Deutsche Bank Commercial Mortgage Trust,
Series 2017-C06, Class A3	3.269	06/10/50	3,828	3,778,595
GS Mortgage Securities Trust,
Series 2014-GC22, Class A4	3.587	06/10/47	7,373	7,351,998
Series 2014-GC24, Class A4	3.666	09/10/47	14,871	14,720,212
Series 2014-GC26, Class A4	3.364	11/10/47	7,852	7,755,336
Series 2015-GC28, Class A4	3.136	02/10/48	17,843	17,669,295
Series 2015-GC30, Class A4	3.382	05/10/50	22,540	21,822,481
Series 2016-GS02, Class A4	3.050	05/10/49	14,962	14,153,024
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class A4	3.493	08/15/47	7,057	7,039,589
Series 2014-C23, Class A5	3.934	09/15/47	19,085	18,869,410
Series 2014-C24, Class A4A2, 144A	3.373	11/15/47	28,310	27,924,440
Series 2014-C24, Class A5	3.639	11/15/47	10,830	10,610,806
Series 2014-C25, Class A4A1	3.408	11/15/47	6,213	6,117,909
Series 2014-C25, Class ASB	3.407	11/15/47	768	761,591
Series 2014-C26, Class A3	3.231	01/15/48	17,500	17,196,065
Series 2014-C26, Class A4	3.494	01/15/48	13,000	12,723,387
Series 2015-C27, Class A3A1	2.920	02/15/48	4,986	4,864,962
Series 2015-C29, Class A4	3.611	05/15/48	30,892	30,016,647
Series 2015-C32, Class A4	3.329	11/15/48	19,126	18,463,033
JPMDB Commercial Mortgage Securities Trust,
Series 2020-COR07, Class A1	1.066	05/13/53	1,952	1,888,901
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class ASB	2.713	08/15/49	3,588	3,485,852
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class A5	3.741	08/15/47	9,349	9,276,602
Series 2014-C19, Class A4	3.526	12/15/47	5,325	5,232,433
Series 2014-C19, Class ASB	3.326	12/15/47	887	882,424
Series 2015-C21, Class A3	3.077	03/15/48	12,354	12,079,030
Series 2015-C21, Class A4	3.338	03/15/48	5,679	5,505,356
Series 2015-C23, Class A3	3.451	07/15/50	8,777	8,552,357
Series 2015-C23, Class ASB	3.398	07/15/50	512	505,274
Series 2015-C26, Class A5	3.531	10/15/48	10,600	10,203,814
Series 2015-C27, Class A3	3.473	12/15/47	4,062	3,968,069
Morgan Stanley Capital I Trust,
Series 2015-MS01, Class A4	3.779(cc)	05/15/48	4,220	4,080,224

See Notes to Financial Statements.

PGIM Fixed Income ETFs 35

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Capital I Trust, (cont’d.)
Series 2020-HR08, Class A1	0.932%	07/15/53	1,124	$1,083,654
One New York Plaza Trust,
Series 2020-01NYP, Class A, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)	6.382(c)	01/15/36	17,410	16,931,669
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC22, Class A3	3.572	09/15/58	4,017	3,909,358
Series 2015-LC22, Class A4	3.839	09/15/58	8,000	7,738,826
Series 2015-NXS01, Class A5	3.148	05/15/48	12,831	12,424,375
Series 2015-NXS02, Class A2	3.020	07/15/58	48	47,211
Series 2015-NXS02, Class A4	3.498	07/15/58	10,300	10,031,438
Series 2016-C34, Class ASB	2.911	06/15/49	2,334	2,279,962
Series 2016-C36, Class A3	2.807	11/15/59	12,385	11,626,055
Series 2016-NXS05, Class A5	3.372	01/15/59	4,920	4,704,192

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $727,254,396)				730,413,198

CORPORATE BONDS 45.1%

Aerospace & Defense 0.8%

RTX Corp.,
Sr. Unsec’d. Notes(a)	5.000	02/27/26	8,000	7,979,566
Sr. Unsec’d. Notes	5.750	11/08/26	40,000	40,582,242

				48,561,808

Agriculture 0.5%

Cargill, Inc.,
Sr. Unsec’d. Notes, 144A	3.500	04/22/25	6,750	6,620,881
Sr. Unsec’d. Notes, 144A(a)	4.875	10/10/25	14,000	13,945,496
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	4.750	02/12/27	10,000	9,874,197

				30,440,574

Auto Manufacturers 6.2%

American Honda Finance Corp.,
Sr. Unsec’d. Notes	4.750	01/12/26	9,750	9,686,164
Sr. Unsec’d. Notes, MTN	0.750	08/09/24	4,500	4,405,876
Sr. Unsec’d. Notes, MTN, SOFR + 0.600%	5.943(c)	08/14/25	10,000	10,018,599
Sr. Unsec’d. Notes, MTN, SOFR Index + 0.700%	6.044(c)	11/22/24	35,000	35,073,688

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)

BMW US Capital LLC (Germany),
Gtd. Notes, 144A(a)	3.250%	04/01/25	7,000	$6,850,260
Gtd. Notes, 144A, SOFR Index + 0.530%	5.881(c)	04/01/24	4,000	4,001,132
Gtd. Notes, 144A, SOFR Index + 0.620%	5.964(c)	08/11/25	20,000	20,038,318
Gtd. Notes, 144A, SOFR Index + 0.840%	6.191(c)	04/01/25	11,390	11,433,830
Daimler Truck Finance North America LLC (Germany),
Gtd. Notes, 144A	5.000	01/15/27	9,070	9,029,336
Gtd. Notes, 144A	5.150	01/16/26	14,000	13,933,532
General Motors Financial Co., Inc.,
Gtd. Notes	3.500	11/07/24	9,700	9,550,789
Sr. Unsec’d. Notes	5.400	05/08/27	9,375	9,385,533
Mercedes-Benz Finance North America LLC (Germany),
Gtd. Notes, 144A	0.750	03/01/24	13,500	13,499,964
Gtd. Notes, 144A	4.800	03/30/26	35,000	34,757,824
Gtd. Notes, 144A	5.375	11/26/25	8,500	8,521,587
Gtd. Notes, 144A, SOFR + 0.670%	6.015(c)	01/09/26	13,000	13,013,164
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN	3.550	08/11/25	25,000	24,483,488
Sr. Unsec’d. Notes, MTN	4.450	03/30/26	15,000	14,868,035
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes	4.450	05/18/26	15,000	14,841,902
Sr. Unsec’d. Notes, MTN	3.650	08/18/25	5,000	4,899,041
Sr. Unsec’d. Notes, MTN	3.950	06/30/25	18,750	18,465,058
Sr. Unsec’d. Notes, MTN, SOFR + 0.600% (Cap N/A, Floor 0.000%)	5.910(c)	06/09/25	20,000	20,036,285
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	3.950	06/06/25	13,250	12,967,701
Gtd. Notes, 144A(a)	6.000	11/16/26	50,000	50,730,850

				374,491,956

Banks 9.8%

Australia & New Zealand Banking Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, SOFR + 0.810%	6.155(c)	01/18/27	33,600	33,750,958
Banco Santander SA (Spain),
Sr. Preferred Notes	2.706	06/27/24	11,600	11,486,344
Sr. Preferred Notes	3.892	05/24/24	4,600	4,582,373
Sr. Preferred Notes	5.742(ff)	06/30/24	29,000	28,956,941

See Notes to Financial Statements.

PGIM Fixed Income ETFs 37

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN, SOFR Index + 0.710%	6.064%(c)	03/08/24	20,000	$20,001,312
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes, MTN, SOFR + 0.460%	5.805(c)	01/10/25	7,750	7,756,285
Sr. Unsec’d. Notes, MTN, SOFR Index + 0.900%	6.245(c)	04/11/25	4,750	4,775,057
Banque Federative du Credit Mutuel SA (France),
Sr. Preferred Notes, 144A, SOFR Index + 0.410%	5.755(c)	02/04/25	20,000	19,994,328
Sr. Preferred Notes, 144A, SOFR + 1.130%	6.475(c)	01/23/27	10,890	10,979,642
Canadian Imperial Bank of Commerce (Canada),
Sr. Unsec’d. Notes, SOFR Index + 0.420%	5.765(c)	10/18/24	10,000	9,980,872
Citibank NA,
Sr. Unsec’d. Notes, SOFR + 0.805%	6.157(c)	09/29/25	52,000	52,248,591
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes	5.316	03/13/26	25,000	25,083,750
Sr. Unsec’d. Notes, 144A, SOFR + 0.630%	5.975(c)	01/10/25	28,500	28,570,965
Cooperatieve Rabobank UA (Netherlands),
Sr. Preferred Notes, SOFR Index + 0.710%	6.055(c)	01/09/26	28,500	28,534,907
Sr. Unsec’d. Notes, SOFR Index + 0.710%	6.056(c)	03/05/27	15,000	15,015,578
DNB Bank ASA (Norway),
Sr. Non-Preferred Notes, 144A	5.896(ff)	10/09/26	25,000	25,107,330
Federation des Caisses Desjardins du Quebec (Canada),
Sr. Unsec’d. Notes, 144A	4.400	08/23/25	25,000	24,627,790
Morgan Stanley,
Sr. Unsec’d. Notes, MTN	2.720(ff)	07/22/25	37,000	36,552,499
National Australia Bank Ltd. (Australia),
Sr. Unsec’d. Notes	3.500	06/09/25	7,250	7,102,557
Sr. Unsec’d. Notes	4.966	01/12/26	32,000	31,910,525
Sr. Unsec’d. Notes, 144A, SOFR + 0.650%	5.983(c)	12/10/25	14,286	14,314,868
NatWest Markets PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A, SOFR + 1.450%	6.803(c)	03/22/25	9,000	9,078,895
Nordea Bank Abp (Finland),
Sr. Preferred Notes, 144A	0.625	05/24/24	9,500	9,392,346
Sr. Preferred Notes, 144A	4.750	09/22/25	10,500	10,405,773
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN, SOFR Index + 0.340%	5.685(c)	10/07/24	10,000	9,991,230
Sr. Unsec’d. Notes, GMTN, SOFR Index + 0.525%	5.870(c)	01/20/26	10,000	9,989,314
Sr. Unsec’d. Notes, GMTN, SOFR Index + 0.570%	5.915(c)	04/27/26	7,027	7,002,016
Sr. Unsec’d. Notes, GMTN, SOFR Index + 0.950%	6.295(c)	01/19/27	20,000	20,095,846

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Sumitomo Mitsui Trust Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A, MTN, SOFR + 0.440%	5.794%(c)	09/16/24	7,500	$7,491,473
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN, SOFR + 0.350%	5.704(c)	09/10/24	8,000	8,000,750
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A(a)	1.375	01/13/25	20,000	19,284,802
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes	4.550	04/17/26	10,000	9,816,891
Sr. Unsec’d. Notes, 144A	5.711(ff)	01/12/27	15,000	14,990,157
Wells Fargo Bank NA,
Sr. Unsec’d. Notes, SOFR + 0.710%	6.052(c)	01/15/26	12,800	12,828,847

				589,701,812

Beverages 2.0%

Coca-Cola Europacific Partners PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	0.800	05/03/24	3,000	2,975,916
Diageo Capital PLC (United Kingdom),
Gtd. Notes(a)	5.200	10/24/25	17,000	17,011,699
Keurig Dr. Pepper, Inc.,
Gtd. Notes	0.750	03/15/24	25,000	24,959,718
PepsiCo, Inc.,
Sr. Unsec’d. Notes	5.125	11/10/26	26,000	26,169,773
Sr. Unsec’d. Notes	5.250	11/10/25	50,000	50,211,034

				121,328,140

Biotechnology 1.1%

Amgen, Inc.,
Sr. Unsec’d. Notes	1.900	02/21/25	23,000	22,219,712
Sr. Unsec’d. Notes	5.250	03/02/25	13,250	13,224,887
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes	3.500	02/01/25	30,000	29,488,597

				64,933,196

Chemicals 1.0%

Linde, Inc.,
Gtd. Notes	4.700	12/05/25	28,500	28,369,576

See Notes to Financial Statements.

PGIM Fixed Income ETFs 39

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)

Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	5.900%	11/07/24	13,270	$13,295,306
Sr. Unsec’d. Notes	5.950	11/07/25	7,250	7,306,974
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes	4.250	08/08/25	5,500	5,414,855
Westlake Corp.,
Sr. Unsec’d. Notes	0.875	08/15/24	2,750	2,688,080

				57,074,791

Commercial Services 0.2%

Verisk Analytics, Inc.,
Sr. Unsec’d. Notes	4.000	06/15/25	10,000	9,823,518

Computers 1.4%

Apple, Inc.,
Sr. Unsec’d. Notes	3.200	05/13/25	16,000	15,659,786
Sr. Unsec’d. Notes	3.250	02/23/26	13,150	12,757,015
IBM International Capital Pte Ltd.,
Gtd. Notes	4.700	02/05/26	20,000	19,840,859
International Business Machines Corp.,
Sr. Unsec’d. Notes(a)	4.500	02/06/26	37,000	36,664,412

				84,922,072

Cosmetics/Personal Care 0.3%

Colgate-Palmolive Co.,
Sr. Unsec’d. Notes	3.100	08/15/25	6,750	6,581,083
Kenvue, Inc.,
Gtd. Notes	5.350	03/22/26	12,500	12,581,736

				19,162,819

Distribution/Wholesale 0.0%

W.W. Grainger, Inc.,
Sr. Unsec’d. Notes	1.850	02/15/25	2,000	1,934,663

Diversified Financial Services 0.2%

Citigroup Global Markets Holdings, Inc.,
Gtd. Notes, MTN	0.750	06/07/24	13,250	13,076,197

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric 3.7%

CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes, SOFR Index + 0.650%	5.994%(c)	05/13/24	5,000	$5,001,036
DTE Electric Co.,
General Ref. Mortgage	4.850	12/01/26	42,750	42,671,092
DTE Energy Co.,
Sr. Unsec’d. Notes	4.220	11/01/24	8,250	8,162,679
Duke Energy Corp.,
Sr. Unsec’d. Notes	4.850	01/05/27	9,333	9,266,660
Sr. Unsec’d. Notes	5.000	12/08/25	13,250	13,198,616
Florida Power & Light Co.,
Sr. Unsec’d. Notes	4.450	05/15/26	20,000	19,794,564
Georgia Power Co.,
Sr. Unsec’d. Notes	5.004	02/23/27	10,680	10,658,796
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	2.940	03/21/24	15,000	14,979,281
Gtd. Notes	6.051	03/01/25	6,750	6,777,281
Gtd. Notes, SOFR Index + 0.760%	6.103(c)	01/29/26	30,000	29,994,072
Southern California Edison Co.,
First Mortgage	5.350	03/01/26	12,000	12,007,684
First Mortgage, Series C	4.200	06/01/25	14,250	14,047,104
WEC Energy Group, Inc.,
Sr. Unsec’d. Notes	0.800	03/15/24	7,250	7,233,995
Sr. Unsec’d. Notes	4.750	01/09/26	23,000	22,770,338
Sr. Unsec’d. Notes	5.000	09/27/25	6,000	5,971,517

				222,534,715

Electronics 0.5%

Amphenol Corp.,
Sr. Unsec’d. Notes	4.750	03/30/26	3,750	3,723,788
Tyco Electronics Group SA,
Gtd. Notes	4.500	02/13/26	23,250	22,983,136

				26,706,924

Foods 0.8%

Hormel Foods Corp.,
Sr. Unsec’d. Notes	0.650	06/03/24	3,500	3,457,690
Mondelez International Holdings Netherlands BV,
Gtd. Notes, 144A	4.250	09/15/25	13,750	13,511,185

See Notes to Financial Statements.

PGIM Fixed Income ETFs 41

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Foods (cont’d.)

Nestle Holdings, Inc.,
Gtd. Notes, 144A	4.000%	09/12/25	11,725	$11,550,192
Gtd. Notes, 144A	5.250	03/13/26	20,000	20,101,182

				48,620,249

Healthcare-Services 1.2%

Roche Holdings, Inc.,
Gtd. Notes, 144A(a)	5.265	11/13/26	60,000	60,536,111
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	0.550	05/15/24	7,250	7,178,338
Sr. Unsec’d. Notes	5.150	10/15/25	5,750	5,762,657

				73,477,106

Household Products/Wares 0.2%

Avery Dennison Corp.,
Sr. Unsec’d. Notes	0.850	08/15/24	12,350	12,074,810

Insurance 2.8%

Corebridge Financial, Inc.,
Sr. Unsec’d. Notes	3.500	04/04/25	8,000	7,812,267
Corebridge Global Funding,
Sr. Sec’d. Notes, 144A	0.650	06/17/24	12,750	12,558,964
Sr. Sec’d. Notes, 144A, SOFR + 1.300% (Cap N/A, Floor 0.000%)	6.653(c)	09/25/26	30,000	30,126,929
Equitable Financial Life Global Funding,
Sec’d. Notes, 144A	0.800	08/12/24	3,000	2,934,604
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A, MTN	4.050	08/25/25	23,250	22,854,473
New York Life Global Funding,
Sec’d. Notes, 144A, MTN	3.600	08/05/25	19,750	19,337,576
Principal Life Global Funding II,
Sec’d. Notes, 144A	5.000	01/16/27	7,714	7,727,687
Sec’d. Notes, 144A, SOFR + 0.450%	5.795(c)	04/12/24	1,250	1,249,632
Sr. Sec’d. Notes, 144A, SOFR + 0.900% (Cap N/A, Floor 0.000%)	6.243(c)	08/28/25	27,000	26,993,980

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)

Protective Life Global Funding,
Sec’d. Notes, 144A	4.992%	01/12/27	19,000	$18,938,017
Sec’d. Notes, 144A, SOFR + 1.050% (Cap N/A, Floor 0.000%)	6.404(c)	12/11/24	20,000	20,072,634

				170,606,763

Internet 0.5%

Amazon.com, Inc.,
Sr. Unsec’d. Notes	4.600	12/01/25	32,000	31,852,378

Iron/Steel 0.1%

Nucor Corp.,
Sr. Unsec’d. Notes(a)	3.950	05/23/25	8,000	7,875,644

Machinery-Construction & Mining 0.4%

Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes	4.800	01/06/26	15,000	14,961,355
Sr. Unsec’d. Notes, MTN, SOFR + 0.245%	5.589(c)	05/17/24	6,000	6,000,383

				20,961,738

Machinery-Diversified 0.7%

CNH Industrial Capital LLC,
Gtd. Notes	3.950	05/23/25	12,500	12,264,008
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN(a)	4.800	01/09/26	29,000	28,925,813

				41,189,821

Media 0.6%

Comcast Corp.,
Gtd. Notes	5.250	11/07/25	7,250	7,281,638
Walt Disney Co. (The),
Gtd. Notes	3.700	10/15/25	30,000	29,318,573

				36,600,211

See Notes to Financial Statements.

PGIM Fixed Income ETFs 43

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining 0.5%

BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes	4.875%	02/27/26	30,000	$29,868,648

Miscellaneous Manufacturing 0.3%

3M Co.,
Sr. Unsec’d. Notes	2.000	02/14/25	20,699	19,999,045

Oil & Gas 0.2%

Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes	5.100	03/29/26	14,250	14,240,705

Pharmaceuticals 1.0%

Astrazeneca Finance LLC (United Kingdom),
Gtd. Notes	0.700	05/28/24	12,250	12,110,277
Gtd. Notes	4.800	02/26/27	25,000	24,904,585
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	4.900	02/22/27	7,500	7,490,513
Sr. Unsec’d. Notes	4.950	02/20/26	9,250	9,236,399
Sr. Unsec’d. Notes, SOFR + 0.490%	5.833(c)	02/20/26	6,170	6,190,285

				59,932,059

Pipelines 1.9%

Enterprise Products Operating LLC,
Gtd. Notes	3.750	02/15/25	20,000	19,689,318
Gtd. Notes(a)	4.600	01/11/27	20,000	19,861,175
Gtd. Notes	5.050	01/10/26	14,750	14,744,347
ONEOK, Inc.,
Gtd. Notes	5.550	11/01/26	7,000	7,050,318
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes	1.000	10/12/24	9,750	9,457,652
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	5.400	03/02/26	40,000	40,093,125

				110,895,935

Real Estate Investment Trusts (REITs) 0.9%

Kimco Realty Corp.,
Sr. Unsec’d. Notes	3.300	02/01/25	7,000	6,848,590

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)

Public Storage Operating Co.,
Gtd. Notes, SOFR + 0.470%	5.815%(c)	04/23/24	8,500	$8,497,828
Weyerhaeuser Co.,
Sr. Unsec’d. Notes	4.750	05/15/26	40,000	39,522,848

				54,869,266

Retail 1.4%

Dollar General Corp.,
Sr. Unsec’d. Notes	4.250	09/20/24	6,750	6,690,867
Home Depot, Inc. (The),
Sr. Unsec’d. Notes	2.700	04/15/25	6,000	5,845,757
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes	4.400	09/08/25	10,000	9,878,259
Sr. Unsec’d. Notes	4.800	04/01/26	13,500	13,411,016
Starbucks Corp.,
Sr. Unsec’d. Notes	4.850	02/08/27	34,375	34,193,791
Walmart, Inc.,
Sr. Unsec’d. Notes	3.900	09/09/25	13,750	13,542,542

				83,562,232

Semiconductors 0.2%

Analog Devices, Inc.,
Sr. Unsec’d. Notes, SOFR Index + 0.250%	5.601(c)	10/01/24	2,000	1,999,385
Intel Corp.,
Sr. Unsec’d. Notes	2.600	05/19/26	10,181	9,683,568

				11,682,953

Software 1.2%

Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	0.600	03/01/24	5,750	5,750,000
Fiserv, Inc.,
Sr. Unsec’d. Notes	5.150	03/15/27	17,187	17,180,956
Intuit, Inc.,
Sr. Unsec’d. Notes	5.250	09/15/26	50,000	50,436,047

				73,367,003

See Notes to Financial Statements.

PGIM Fixed Income ETFs 45

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications 1.8%

Cisco Systems, Inc.,
Sr. Unsec’d. Notes	2.950%	02/28/26	19,573	$18,866,212
Sr. Unsec’d. Notes	4.800	02/26/27	24,828	24,833,756
NTT Finance Corp. (Japan),
Gtd. Notes, 144A	0.583	03/01/24	6,500	6,499,983
Sr. Unsec’d. Notes, 144A	4.142	07/26/24	3,000	2,982,293
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	0.750	03/22/24	8,000	7,980,043
Sr. Unsec’d. Notes	1.450	03/20/26	14,557	13,497,996
Sr. Unsec’d. Notes	3.376	02/15/25	30,739	30,146,422

				104,806,705

Transportation 0.4%

Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN	5.300	03/15/27	9,483	9,495,377
Union Pacific Corp.,
Sr. Unsec’d. Notes	4.750	02/21/26	16,000	15,962,737

				25,458,114

Trucking & Leasing 0.3%

Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	5.750	05/24/26	17,500	17,593,387

TOTAL CORPORATE BONDS (cost $2,719,326,550)				2,714,227,957

RESIDENTIAL MORTGAGE-BACKED SECURITIES 0.4%
Towd Point Mortgage Trust,
Series 2015-06, Class M1, 144A	3.750(cc)	04/25/55	8,007	7,872,500
Series 2018-02, Class A1, 144A	3.250(cc)	03/25/58	5,250	5,080,607
Series 2018-05, Class A1A, 144A	3.250(cc)	07/25/58	5,671	5,491,421
Series 2021-SJ01, Class A1, 144A	2.250(cc)	07/25/68	7,366	6,901,708

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $25,725,084)				25,346,236

TOTAL LONG-TERM INVESTMENTS (cost $4,756,771,913)				4,760,682,738

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description			Shares	Value

SHORT-TERM INVESTMENTS 21.0%

AFFILIATED MUTUAL FUNDS 2.9%
PGIM Core Government Money Market Fund (7-day effective yield 5.545%)(wb)			160,048,500	$160,048,500
PGIM Institutional Money Market Fund (7-day effective yield 5.683%) (cost $14,877,237; includes $14,812,493 of cash collateral for securities on loan)(b)(wb)			14,884,370	14,878,416

TOTAL AFFILIATED MUTUAL FUNDS (cost $174,925,737)				174,926,916

	Interest Rate	Maturity Date	Principal Amount (000)#

CERTIFICATES OF DEPOSIT 4.9%
Bank of America NA	5.930%	04/08/24	15,000	15,004,787
Bank of Montreal	5.840	05/20/24	5,000	5,003,463
Canadian Imperial Bank of Commerce	6.000	10/18/24	30,000	30,092,888
Canadian Imperial Bank of Commerce, SOFR + 0.600%	5.910(c)	05/10/24	9,750	9,760,311
Nordea Bank Abp, SOFR + 0.580%	5.890(c)	08/05/24	30,000	30,056,050
State Street Bank & Trust Co.,
SOFR + 0.470%	5.780(c)	05/21/24	7,500	7,506,128
SOFR + 0.520%	5.830(c)	03/05/24	20,000	20,001,052
Svenska Handelsbanken,
SOFR + 0.290% (Cap N/A, Floor 0.000%)	5.600(c)	02/21/25	25,000	24,998,460
SOFR + 0.510% (Cap N/A, Floor 0.000%)	5.820(c)	03/25/24	40,000	40,011,680
Swedbank AB,
SOFR + 0.240%	5.550(c)	11/20/24	10,000	9,999,838
SOFR + 0.640%	5.950(c)	07/19/24	16,500	16,531,955
SOFR + 0.680%	5.990(c)	03/20/24	24,000	24,007,869
Toronto-Dominion Bank (The)	6.000	10/18/24	25,000	25,084,444
Westpac Banking Corp., SOFR + 0.550% (Cap N/A, Floor 0.000%)	5.860(c)	05/10/24	35,000	35,029,976

TOTAL CERTIFICATES OF DEPOSIT (cost $292,749,428)				293,088,901

COMMERCIAL PAPER 13.2%
Alexandria Real Estate Equities, Inc.,
144A	5.563(n)	03/01/24	45,000	44,993,161
Alimentation Couche-Tard, Inc.,
144A	5.584(n)	03/19/24	29,000	28,915,100
144A	5.596(n)	03/07/24	10,650	10,638,610
144A	5.616(n)	04/09/24	20,000	19,884,807
144A	5.677(n)	04/11/24	5,000	4,967,252

See Notes to Financial Statements.

PGIM Fixed Income ETFs 47

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)

Bank of America Securities, Inc., 144A, SOFR + 0.580%	5.890%(c)	10/11/24	14,500	$14,527,027
Bank of Montreal, 144A, SOFR + 0.580%	5.890(c)	05/01/24	10,000	10,007,936
Bayer Corp., 144A	6.376(n)	08/13/24	40,000	38,958,270
Bell Canada, 144A	5.782(n)	04/02/24	31,500	31,342,891
BPCE SA, 144A, SOFR + 0.590%	5.900(c)	08/05/24	40,000	40,079,904
CDP Financial, Inc., 144A	5.794(n)	04/24/24	12,000	11,902,131
144A	5.845(n)	04/11/24	10,000	9,937,770
144A, SOFR + 0.550%	5.860(c)	08/15/24	8,000	8,014,336
Consolidated Edison Co. of New York, Inc., 144A	5.763(n)	03/15/24	50,000	49,885,938
Dominion Resources,Inc., 144A	5.578(n)	03/08/24	15,000	14,981,948
144A	5.598(n)	03/26/24	37,500	37,351,174
ERAC USA Finance LLC, 144A	5.783(n)	03/18/24	15,000	14,959,215
Glencore Funding LLC, 144A	5.817(n)	03/22/24	6,000	5,979,323
144A	5.831(n)	03/20/24	53,000	52,834,551
HCP, Inc., 144A	5.575(n)	03/21/24	13,000	12,957,996
144A	5.578(n)	03/13/24	16,000	15,968,258
ING (U.S.) Funding LLC, 144A, SOFR + 0.550%	5.860(c)	05/07/24	35,000	35,028,170
Intercontinental Exchange, Inc., 144A	5.587(n)	03/21/24	5,000	4,983,480
JPMorgan Securities LLC, 144A	5.913(n)	03/25/24	10,000	9,962,585
144A, SOFR + 0.610%	5.920(c)	10/25/24	25,000	25,028,101
144A, SOFR + 0.650%	5.960(c)	08/01/24	15,000	15,012,127
LVMH Moet Hennessy Louis Vuitton SE, 144A	5.797(n)	05/14/24	10,000	9,889,063
144A	5.824(n)	06/12/24	10,000	9,846,985
144A	5.893(n)	04/15/24	10,000	9,931,954
144A	5.901(n)	03/21/24	10,000	9,968,990
144A	5.939(n)	04/08/24	13,000	12,925,034

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)

Microchip Technology, Inc., 144A	5.527%(n)	03/07/24	12,150	$12,136,794
144A	5.626(n)	04/19/24	20,000	19,844,259
Nutrien Ltd., 144A	5.600(n)	04/02/24	5,000	4,974,498
144A	5.632(n)	03/01/24	13,000	12,998,028
144A	5.649(n)	03/28/24	24,000	23,896,358
O’Reilly Automotive, Inc., 144A	5.516(n)	03/05/24	20,000	19,984,925
Ontario Teachers’ Finance Trust, 144A	5.900(n)	06/03/24	10,000	9,860,552
144A	5.936(n)	05/24/24	22,000	21,725,214
Province of Alberta, 144A	5.789(n)	03/27/24	15,000	14,940,278
Skandinaviska Enskilda Banken AB, 144A, SOFR + 0.530%	5.840(c)	04/08/24	11,000	11,005,028
144A, SOFR + 0.630%	5.940(c)	07/19/24	5,000	5,010,091
144A, SOFR + 0.650%	5.960(c)	05/31/24	20,000	20,028,733

TOTAL COMMERCIAL PAPER (cost $797,671,490)				798,068,845

TOTAL SHORT-TERM INVESTMENTS (cost $1,265,346,655)				1,266,084,662

TOTAL INVESTMENTS 100.2% (cost $6,022,118,568)				6,026,767,400

Liabilities in excess of other assets(z) (0.2)%				(14,057,200)

NET ASSETS 100.0%				$6,012,710,200

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $14,499,115; cash collateral of $14,812,493 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 29, 2024.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 49

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of February 29, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(n)	Rate shown reflects yield to maturity at purchased date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at February 29, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
1,175	3 Month SOFR	Mar. 2024	$278,027,031	$41,912

Short Positions:
24	3 Month SOFR	Jun. 2024	5,681,100	62,906
24	3 Month SOFR	Sep. 2024	5,693,400	65,718
24	3 Month SOFR	Dec. 2024	5,711,100	58,544
16	3 Month SOFR	Mar. 2025	3,820,000	34,171
16	3 Month SOFR	Jun. 2025	3,831,400	27,021
16	3 Month SOFR	Sep. 2025	3,840,800	20,583
16	3 Month SOFR	Dec. 2025	3,847,600	15,546

				284,489

				$326,401

Interest rate swap agreements outstanding at February 29, 2024:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at February 29, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
19,500	03/01/24	0.230%(S)	1 Day USOIS(1)(A)/5.330%	$22	$982,878	$982,856
28,500	03/01/24	2.478%(S)	1 Day SOFR(1)(A)/5.320%	—	788,899	788,899
46,000	03/09/24	1.440%(S)	1 Day SOFR(1)(A)/5.320%	397	1,770,393	1,769,996
8,000	03/15/24	0.276%(S)	1 Day USOIS(1)(A)/5.330%	2	400,510	400,508
23,000	03/15/24	1.658%(S)	1 Day SOFR(1)(A)/5.320%	4	833,044	833,040

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Interest rate swap agreements outstanding at February 29, 2024 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at February 29, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
7,000	03/18/24	0.278%(S)	1 Day USOIS(1)(A)/5.330%	$3	$350,750	$350,747
12,500	03/25/24	2.055%(S)	1 Day SOFR(1)(A)/5.320%	6	405,715	405,709
68,000	03/31/24	2.305%(S)	1 Day SOFR(1)(A)/5.320%	11,321	2,032,008	2,020,687
3,000	04/26/24	0.305%(S)	1 Day USOIS(1)(A)/5.330%	8	151,209	151,201
13,000	04/26/24	4.637%(A)	1 Day SOFR(1)(A)/5.320%	69	85,119	85,050
11,250	05/11/24	0.300%(S)	1 Day SOFR(1)(A)/5.320%	(114)	572,028	572,142
15,000	05/11/24	2.603%(S)	1 Day SOFR(1)(A)/5.320%	(1,382)	417,090	418,472
16,750	05/20/24	0.296%(S)	1 Day USOIS(1)(A)/5.330%	14	851,133	851,119
10,900	06/07/24	0.318%(S)	1 Day USOIS(1)(A)/5.330%	16	552,185	552,169
12,750	06/16/24	0.304%(S)	1 Day USOIS(1)(A)/5.330%	18	649,474	649,456
15,000	08/05/24	0.261%(S)	1 Day SOFR(1)(A)/5.320%	26	765,426	765,400
29,000	08/08/24	2.512%(S)	1 Day SOFR(1)(A)/5.320%	37,759	835,011	797,252
3,000	08/13/24	0.368%(S)	1 Day SOFR(1)(A)/5.320%	24	149,682	149,658
5,000	08/17/24	4.498%(A)	1 Day SOFR(1)(A)/5.320%	—	43,873	43,873
8,000	08/31/24	0.399%(S)	1 Day USOIS(1)(A)/5.330%	27	394,047	394,020
12,500	09/01/24	2.500%(S)	1 Day SOFR(1)(A)/5.320%	968	359,480	358,512
6,750	09/08/24	3.602%(A)	1 Day SOFR(1)(A)/5.320%	—	120,301	120,301
4,500	09/09/24	0.368%(S)	1 Day SOFR(1)(A)/5.320%	(3)	223,083	223,086
46,500	09/09/24	1.484%(S)	1 Day SOFR(1)(A)/5.320%	15,785	1,794,700	1,778,915
9,750	10/12/24	0.511%(S)	1 Day SOFR(1)(A)/5.320%	35	467,383	467,348

See Notes to Financial Statements.

PGIM Fixed Income ETFs 51

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Interest rate swap agreements outstanding at February 29, 2024 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at February 29, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
18,250	10/24/24	4.688%(A)	1 Day SOFR(1)(A)/5.320%	$48,950	$115,099	$66,149
12,000	03/21/25	1.998%(S)	1 Day SOFR(1)(A)/5.320%	62	744,351	744,289
83,500	03/30/25	2.418%(S)	1 Day SOFR(1)(A)/5.320%	144,139	4,485,283	4,341,144
16,000	05/11/25	0.450%(S)	1 Day SOFR(1)(A)/5.320%	6,153	1,461,839	1,455,686
8,000	05/25/25	4.241%(A)	1 Day SOFR(1)(A)/5.320%	—	131,538	131,538
28,750	06/29/25	3.083%(S)	1 Day SOFR(1)(A)/5.320%	111,038	1,109,495	998,457
57,000	06/29/25	3.086%(S)	1 Day SOFR(1)(A)/5.320%	(239,802)	2,196,924	2,436,726
53,250	08/17/25	2.957%(S)	1 Day SOFR(1)(A)/5.320%	57,012	2,095,511	2,038,499
95,500	09/08/25	3.422%(A)	1 Day SOFR(1)(A)/5.320%	268,770	2,813,992	2,545,222
188,500	10/07/25	3.955%(A)	1 Day SOFR(1)(A)/5.320%	(82,325)	3,342,500	3,424,825
22,750	10/21/25	4.378%(A)	1 Day SOFR(1)(A)/5.320%	(9,116)	205,459	214,575
57,500	11/09/25	4.492%(A)	1 Day SOFR(1)(A)/5.320%	180,958	348,747	167,789
216,000	12/01/25	4.041%(A)	1 Day SOFR(1)(A)/5.320%	(9,931)	3,001,778	3,011,709
46,750	01/11/26	3.783%(A)	1 Day SOFR(1)(A)/5.320%	3,806	793,709	789,903
45,000	02/01/26	3.850%(A)	1 Day SOFR(1)(A)/5.320%	51,799	661,636	609,837
70,000	02/27/26	4.345%(A)	1 Day USOIS(1)(A)/5.330%	119,043	285,350	166,307
105,100	02/28/26	4.453%(A)	1 Day SOFR(1)(A)/5.320%	166,317	207,596	41,279
75,000	05/17/26	3.535%(A)	1 Day SOFR(1)(A)/5.320%	—	2,518,762	2,518,762
35,000	08/18/26	4.442%(A)	1 Day SOFR(1)(A)/5.320%	—	140,731	140,731

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Interest rate swap agreements outstanding at February 29, 2024 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at February 29, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
242,500	09/14/26	4.550%(A)	1 Day SOFR(1)(A)/5.320%	$(179,354)	$18,746	$198,100
222,000	01/04/27	3.834%(A)	1 Day SOFR(1)(A)/5.320%	1,790,852	3,289,640	1,498,788

				$2,493,376	$45,964,107	$43,470,731

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

CGM	$30,143,571	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 29, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$159,129,252	$—
Collateralized Loan Obligations	—	907,858,200	—
Consumer Loans	—	36,310,643	—
Equipment	—	10,247,592	—
Certificates of Deposit	—	177,149,660	—

See Notes to Financial Statements.

PGIM Fixed Income ETFs 53

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

	Level 1	Level 2	Level 3

Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Commercial Mortgage-Backed Securities	$—	$730,413,198	$—
Corporate Bonds	—	2,714,227,957	—
Residential Mortgage-Backed Securities	—	25,346,236	—
Short-Term Investments
Affiliated Mutual Funds	174,926,916	—	—
Certificates of Deposit	—	293,088,901	—
Commercial Paper	—	798,068,845	—

Total	$174,926,916	$5,851,840,484	$—

Other Financial Instruments*
Assets
Futures Contracts	$326,401	$—	$—
Centrally Cleared Interest Rate Swap Agreements	—	43,470,731	—

Total	$326,401	$43,470,731	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 29, 2024 were as follows:

Collateralized Loan Obligations	15.1%
Commercial Paper	13.2
Commercial Mortgage-Backed Securities	12.2
Banks	9.8
Certificates of Deposit	7.9
Auto Manufacturers	6.2
Electric	3.7
Affiliated Mutual Funds (0.2% represents investments purchased with collateral from securities on loan)	2.9
Insurance	2.8
Automobiles	2.6
Beverages	2.0
Pipelines	1.9
Telecommunications	1.8
Computers	1.4

Retail	1.4%
Healthcare-Services	1.2
Software	1.2
Biotechnology	1.1
Pharmaceuticals	1.0
Chemicals	1.0
Real Estate Investment Trusts (REITs)	0.9
Foods	0.8
Aerospace & Defense	0.8
Machinery-Diversified	0.7
Media	0.6
Consumer Loans	0.6
Internet	0.5
Agriculture	0.5
Mining	0.5
Electronics	0.5

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Industry Classification (continued):

Transportation	0.4%
Residential Mortgage-Backed Securities	0.4
Machinery-Construction & Mining	0.4
Miscellaneous Manufacturing	0.3
Cosmetics/Personal Care	0.3
Trucking & Leasing	0.3
Oil & Gas	0.2
Diversified Financial Services	0.2
Household Products/Wares	0.2
Semiconductors	0.2
Equipment	0.2

Commercial Services	0.2%
Iron/Steel	0.1
Distribution/Wholesale	0.0 *

100.2
Liabilities in excess of other assets	(0.2)

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 29, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$326,401	*	—	$—
Interest rate contracts	Due from/to broker-variation margin swaps	43,470,731	*	—	—

		$43,797,132			$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 55

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

The effects of derivative instruments on the Statement of Operations for the six months ended February 29, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps

Interest rate contracts	$44,890	$10,509,884

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps

Interest rate contracts	$70,008	$(4,016,157)

For the six months ended February 29, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$ 214,922,211
Futures Contracts - Short Positions (1)	46,046,638
Interest Rate Swap Agreements (1)	1,913,500,000

*	Average volume is based on average quarter end balances for the six months ended February 29, 2024.
(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$14,499,115	$(14,499,115)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Statement of Assets & Liabilities (unaudited)

as of February 29, 2024

Assets

Investments at value, including securities on loan of $14,499,115:
Unaffiliated investments (cost $5,847,192,831)	$5,851,840,484
Affiliated investments (cost $174,925,737)	174,926,916
Receivable for Fund shares sold	137,801,947
Dividends and interest receivable	38,629,162
Deposit with broker for centrally cleared/exchange-traded derivatives	30,143,571
Due from broker—variation margin futures	1,850
Other assets	16,726

Total Assets	6,233,360,656

Liabilities

Payable for investments purchased	204,735,779
Payable to broker for collateral for securities on loan	14,812,493
Management fee payable	692,082
Due to broker—variation margin swaps	348,160
Accrued expenses and other liabilities	61,942

Total Liabilities	220,650,456

Net Assets	$6,012,710,200

Net assets were comprised of:
Common Stock, at par	$121,075
Paid-in capital in excess of par	5,995,463,838
Total distributable earnings (loss)	17,125,287

Net assets, February 29, 2024	$6,012,710,200

Net asset value, offering price and redemption price per share, ($6,012,710,200 ÷ 121,075,000 shares of common stock issued and outstanding)	$49.66

See Notes to Financial Statements.

PGIM Fixed Income ETFs 57

PGIM Ultra Short Bond ETF

Statement of Operations (unaudited)

Six Months Ended February 29, 2024

Net Investment Income (Loss)

Income
Interest income	$144,447,365
Affiliated dividend income	5,409,675
Affiliated income from securities lending, net	20,910

Total income	149,877,950

Expenses
Management fee	4,206,935

Net investment income (loss)	145,671,015

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $2,693)	61,964
Futures transactions	44,890
Swap agreement transactions	10,509,884

10,616,738

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(445))	32,558,928
Futures	70,008
Swap agreements	(4,016,157)
Foreign currencies	1

28,612,780

Net gain (loss) on investment and foreign currency transactions	39,229,518

Net Increase (Decrease) In Net Assets Resulting From Operations	$184,900,533

See Notes to Financial Statements.

PGIM Ultra Short Bond ETF

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 29, 2024	Year Ended August 31, 2023
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$145,671,015	$167,442,528
Net realized gain (loss) on investment and foreign currency transactions	10,616,738	8,739,193
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	28,612,780	36,277,220

Net increase (decrease) in net assets resulting from operations	184,900,533	212,458,941

Dividends and Distributions
Distributions from distributable earnings	(163,498,264)	(180,412,893)

Fund share transactions
Net proceeds from shares sold (40,550,000 and 83,825,000 shares, respectively)	2,006,096,452	4,124,297,024
Cost of shares purchased (26,250,000 and 26,725,000 shares, respectively)	(1,298,590,382)	(1,314,866,665)

Net increase (decrease) in net assets from Fund share transactions	707,506,070	2,809,430,359

Total increase (decrease)	728,908,339	2,841,476,407

Net Assets:

Beginning of period	5,283,801,861	2,442,325,454

End of period	$6,012,710,200	$5,283,801,861

See Notes to Financial Statements.

PGIM Fixed Income ETFs 59

PGIM Ultra Short Bond ETF

Financial Highlights (unaudited)

	Six Months Ended February 29,		Year Ended August 31,
	2024		2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$49.49		$49.17	$49.71	$49.93	$50.15	$50.12
Income (loss) from investment operations:
Net investment income (loss)	1.28		2.09	0.62	0.64	1.06	1.40
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.33		0.46	(0.52)	(0.15)	(0.08)	(0.02)
Total from investment operations	1.61		2.55	0.10	0.49	0.98	1.38
Less Dividends and Distributions:
Dividends from net investment income	(1.44)		(2.23)	(0.64)	(0.71)	(1.20)	(1.35)
Net asset value, end of period	$49.66		$49.49	$49.17	$49.71	$49.93	$50.15
Total Return(b):	3.32%		5.31%	0.21%	0.98%	1.99%	2.80%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,012,710		$5,283,802	$2,442,325	$1,876,539	$1,039,888	$562,990
Average net assets (000)	$5,640,844		$3,951,487	$2,267,793	$1,320,282	$883,274	$246,678
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.15	%(d)	0.15%	0.15%	0.15%	0.15%	0.15%
Expenses before waivers and/or expense reimbursement	0.15	%(d)	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	5.19	%(d)	4.24%	1.25%	1.27%	2.12%	2.77%
Portfolio turnover rate(e)	17%		25%	9%	10%	47%	7%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 97.5%

ASSET-BACKED SECURITIES 4.6%

Collateralized Loan Obligations

Atlas Static Senior Loan Fund Ltd. (Cayman Islands),
Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	7.064%(c)	07/15/30	694	$696,824
BlueMountain Fuji US CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)	6.579(c)	10/20/30	635	635,952
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-05A, Class A1RR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.659(c)	01/20/32	747	748,208
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	6.604(c)	10/15/32	1,000	1,000,500
Race Point CLO Ltd. (Cayman Islands),
Series 2013-08A, Class AR2, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 1.040%)	6.621(c)	02/20/30	481	481,056
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1R, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	6.839(c)	01/20/36	500	503,552
Trinitas CLO Ltd. (Cayman Islands),
Series 2023-26A, Class A1, 144A, 3 Month SOFR + 1.690% (Cap N/A, Floor 1.690%)	7.008(c)	01/20/35	1,000	1,002,535
Voya CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1RR, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)	6.598(c)	04/17/30	395	395,740

TOTAL ASSET-BACKED SECURITIES (cost $5,422,932)				5,464,367

CORPORATE BONDS 86.7%

Advertising 0.3%

CMG Media Corp.,
Gtd. Notes, 144A	8.875	12/15/27	449	302,836

Aerospace & Defense 2.6%

AAR Escrow Issuer LLC,
Sr. Unsec’d. Notes, 144A	6.750	03/15/29	35	35,329
Boeing Co. (The),
Sr. Unsec’d. Notes	5.805	05/01/50	404	388,268

See Notes to Financial Statements.

PGIM Fixed Income ETFs 61

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Aerospace & Defense (cont’d.)

Boeing Co. (The), (cont’d.)
Sr. Unsec’d. Notes	5.930%	05/01/60	311	$297,209
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	110	106,833
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	285	287,138
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	263	266,745
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	313	313,000
Sr. Unsec’d. Notes, 144A	8.750	11/15/30	148	154,660
TransDigm, Inc.,
Gtd. Notes	4.625	01/15/29	156	143,090
Gtd. Notes	5.500	11/15/27	456	440,532
Sr. Sec’d. Notes, 144A	6.250	03/15/26	248	247,925
Sr. Sec’d. Notes, 144A	6.375	03/01/29	225	226,123
Sr. Sec’d. Notes, 144A	6.625	03/01/32	165	166,019

				3,072,871

Agriculture 0.3%

Vector Group Ltd.,
Sr. Sec’d. Notes, 144A	5.750	02/01/29	335	307,665

Airlines 1.3%

American Airlines, Inc.,
Sr. Sec’d. Notes, 144A	7.250	02/15/28	62	62,521
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A	5.500	04/20/26	276	273,511
Sr. Sec’d. Notes, 144A	5.750	04/20/29	105	102,382
Hawaiian Brand Intellectual Property
Ltd./HawaiianMiles Loyalty Ltd.,
Sr. Sec’d. Notes, 144A	5.750	01/20/26	35	33,031
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.625	04/15/29	622	573,641
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	6.375	02/01/30	241	175,930
Sr. Unsec’d. Notes, 144A	7.875	05/01/27	165	139,013
Sr. Unsec’d. Notes, 144A	9.500	06/01/28	267	224,948

				1,584,977

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Apparel 0.4%

Kontoor Brands, Inc.,
Gtd. Notes, 144A	4.125%	11/15/29	50	$45,009
Wolverine World Wide, Inc.,
Gtd. Notes, 144A	4.000	08/15/29	545	436,828

				481,837

Auto Manufacturers 1.1%

Ford Holdings LLC,
Gtd. Notes	9.300	03/01/30	98	112,836
Ford Motor Co.,
Sr. Unsec’d. Notes	9.625	04/22/30	458	535,461
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	3.375	11/13/25	200	191,927
JB Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A	8.750	12/15/31	95	97,378
PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A	9.500	10/01/28	320	324,044

				1,261,646

Auto Parts & Equipment 0.8%

Adient Global Holdings Ltd.,
Sr. Sec’d. Notes, 144A	7.000	04/15/28	101	102,899
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.500	04/01/27	140	138,100
Dana, Inc.,
Sr. Unsec’d. Notes	4.500	02/15/32	58	48,662
Sr. Unsec’d. Notes	5.625	06/15/28	35	33,908
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000	11/17/28	486	443,018
Titan International, Inc.,
Sr. Sec’d. Notes	7.000	04/30/28	148	146,439

				913,026

Banks 0.7%

Citigroup, Inc.,
Jr. Sub. Notes, Series X	3.875(ff)	02/18/26(oo)	311	292,336

See Notes to Financial Statements.

PGIM Fixed Income ETFs 63

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	6.625%	01/15/27	225	$214,379
Sr. Unsec’d. Notes, 144A	7.625	05/01/26	177	175,664
Sr. Unsec’d. Notes, 144A	12.000	10/01/28	25	27,089
Sr. Unsec’d. Notes, 144A	12.250	10/01/30	75	82,454

				791,922

Building Materials 1.7%

Camelot Return Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A	8.750	08/01/28	103	105,682
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A	6.125	01/15/29	135	121,639
Eco Material Technologies, Inc.,
Sr. Sec’d. Notes, 144A	7.875	01/31/27	170	170,249
Griffon Corp.,
Gtd. Notes	5.750	03/01/28	105	101,648
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.625	12/15/25	87	85,119
Knife River Corp.,
Sr. Unsec’d. Notes, 144A	7.750	05/01/31	50	51,804
Masonite International Corp.,
Gtd. Notes, 144A	3.500	02/15/30	95	83,838
Gtd. Notes, 144A	5.375	02/01/28	25	24,970
MIWD Holdco II LLC/MIWD Finance Corp.,
Gtd. Notes, 144A (original cost $129,719; purchased 01/13/22 - 01/20/23)(f)	5.500	02/01/30	135	123,699
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28	349	339,429
Sr. Sec’d. Notes, 144A	8.875	11/15/31	108	114,254
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31	185	153,201
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	100	89,203
Sr. Unsec’d. Notes, 144A	5.000	02/15/27	394	379,311
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A	7.250	01/15/31	30	31,095

				1,975,141

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals 1.3%

Ashland, Inc.,
Sr. Unsec’d. Notes	6.875%	05/15/43	91	$91,529
ASP Unifrax Holdings, Inc.,
Sr. Sec’d. Notes, 144A	5.250	09/30/28	50	31,702
Sr. Unsec’d. Notes, 144A	7.500	09/30/29	132	72,251
Avient Corp.,
Sr. Unsec’d. Notes, 144A	5.750	05/15/25	50	49,737
Chemours Co. (The),
Gtd. Notes, 144A	4.625	11/15/29	141	115,963
Gtd. Notes, 144A	5.750	11/15/28	11	9,653
Consolidated Energy Finance SA (Switzerland),
Gtd. Notes, 144A	12.000	02/15/31	185	189,085
Cornerstone Chemical Co.,
Sr. Sec’d. Notes, 144A^	15.000	12/06/28	32	31,793
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	9.750	11/15/28	200	212,674
Rain Carbon, Inc.,
Sr. Sec’d. Notes, 144A	12.250	09/01/29	94	94,034
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A	7.250	04/01/25	3	2,928
SK Invictus Intermediate II Sarl,
Sr. Sec’d. Notes, 144A	5.000	10/30/29	275	233,473
SNF Group SACA (France),
Sr. Unsec’d. Notes, 144A	3.125	03/15/27	200	184,812
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A	13.000	12/16/27	105	106,967
Tronox, Inc.,
Gtd. Notes, 144A	4.625	03/15/29	159	140,800
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A	7.375	03/01/31	25	25,358

				1,592,759

Coal 0.1%

Conuma Resources Ltd. (Canada),
Sr. Sec’d. Notes, 144A	13.125	05/01/28	102	100,087
Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A	10.750	05/15/26	35	36,313

				136,400

See Notes to Financial Statements.

PGIM Fixed Income ETFs 65

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services 5.0%

Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A	5.500%	03/01/28	104	$98,971
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26	228	227,291
Sr. Unsec’d. Notes, 144A	6.000	06/01/29	400	331,332
Sr. Unsec’d. Notes, 144A	9.750	07/15/27	542	540,027
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28	600	529,500
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A	5.625	04/15/26	50	48,502
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29	252	221,267
Gtd. Notes, 144A	4.625	10/01/27	50	47,035
APi Group DE, Inc.,
Gtd. Notes, 144A	4.750	10/15/29	50	46,560
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A	4.750	04/01/28	177	160,248
Gtd. Notes, 144A	5.375	03/01/29	163	148,416
Brink’s Co. (The),
Gtd. Notes, 144A	4.625	10/15/27	25	23,611
Gartner, Inc.,
Gtd. Notes, 144A	3.625	06/15/29	50	44,830
Hertz Corp. (The),
Gtd. Notes, 144A	4.625	12/01/26	115	101,838
Gtd. Notes, 144A	5.000	12/01/29	50	38,340
Mavis Tire Express Services Topco Corp.,
Sr. Unsec’d. Notes, 144A	6.500	05/15/29	693	650,189
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A	5.500	09/01/28	496	432,783
NESCO Holdings II, Inc.,
Sec’d. Notes, 144A	5.500	04/15/29	322	300,351
Service Corp. International,
Sr. Unsec’d. Notes	3.375	08/15/30	180	154,573
Sr. Unsec’d. Notes	4.000	05/15/31	195	171,355
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32	328	283,963
Gtd. Notes	3.875	02/15/31	285	252,394
Gtd. Notes	4.875	01/15/28	102	98,424

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)

United Rentals North America, Inc., (cont’d.)
Gtd. Notes	5.250%	01/15/30	128	$123,934
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A	3.625	06/15/31	228	193,371
Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A	9.750	08/15/26	681	682,455
VT Topco, Inc.,
Sr. Sec’d. Notes, 144A	8.500	08/15/30	75	78,191

				6,029,751

Computers 1.0%

McAfee Corp.,
Sr. Unsec’d. Notes, 144A	7.375	02/15/30	519	458,388
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A	9.500	04/01/29	267	283,614
NCR Voyix Corp.,
Gtd. Notes, 144A	5.000	10/01/28	273	253,359
Gtd. Notes, 144A	5.125	04/15/29	159	147,095
Gtd. Notes, 144A	5.250	10/01/30	50	45,204

				1,187,660

Distribution/Wholesale 0.7%

H&E Equipment Services, Inc.,
Gtd. Notes, 144A	3.875	12/15/28	678	611,406
Ritchie Bros Holdings, Inc. (Canada),
Gtd. Notes, 144A	7.750	03/15/31	75	78,656
Sr. Sec’d. Notes, 144A	6.750	03/15/28	25	25,493
Windsor Holdings III LLC,
Sr. Sec’d. Notes, 144A	8.500	06/15/30	165	170,939

				886,494

Diversified Financial Services 3.9%

Bread Financial Holdings, Inc.,
Gtd. Notes, 144A	9.750	03/15/29	358	366,294
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A	9.250	02/01/29	25	25,392

See Notes to Financial Statements.

PGIM Fixed Income ETFs 67

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)

GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A	8.000%	02/15/27	100	$102,500
goeasy Ltd. (Canada),
Gtd. Notes, 144A	4.375	05/01/26	110	104,775
Gtd. Notes, 144A	9.250	12/01/28	45	47,621
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Unsec’d. Notes, 144A	5.000	08/15/28	400	360,109
LD Holdings Group LLC,
Gtd. Notes, 144A	6.125	04/01/28	132	107,677
LFS Topco LLC,
Gtd. Notes, 144A	5.875	10/15/26	113	104,541
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A	8.125	03/30/29	173	180,136
Sr. Unsec’d. Notes, 144A	8.375	05/01/28	100	104,375
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30	358	320,435
Gtd. Notes, 144A	5.750	11/15/31	90	82,483
Gtd. Notes, 144A	6.000	01/15/27	501	492,573
Navient Corp.,
Sr. Unsec’d. Notes	5.500	03/15/29	237	214,813
Sr. Unsec’d. Notes	6.750	06/25/25	93	93,681
Sr. Unsec’d. Notes	9.375	07/25/30	164	171,421
OneMain Finance Corp.,
Gtd. Notes	6.625	01/15/28	179	178,092
Gtd. Notes	7.125	03/15/26	492	499,808
Gtd. Notes	7.875	03/15/30	105	106,808
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	110	99,105
Gtd. Notes, 144A	5.375	10/15/25	417	410,687
Gtd. Notes, 144A	7.875	12/15/29	50	51,145
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	3.625	03/01/29	224	198,904
Gtd. Notes, 144A	3.875	03/01/31	50	42,912
Gtd. Notes, 144A	4.000	10/15/33	162	134,568

				4,600,855

Electric 4.1%

Calpine Corp.,
Sr. Sec’d. Notes, 144A	3.750	03/01/31	315	270,187

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Calpine Corp., (cont’d.)
Sr. Sec’d. Notes, 144A	4.500%	02/15/28	200	$188,708
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	421	387,223
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	265	237,637
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	600	569,252
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	100	98,500
Gtd. Notes	6.625	01/15/27	30	29,978
Gtd. Notes, 144A	3.375	02/15/29	117	102,236
Gtd. Notes, 144A	3.625	02/15/31	160	134,586
Gtd. Notes, 144A	3.875	02/15/32	120	100,765
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)	575	609,542
PG&E Corp.,
Sr. Sec’d. Notes	5.250	07/01/30	103	96,948
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	418	404,300
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	122	122,006
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29	371	338,850
Gtd. Notes, 144A	5.000	07/31/27	399	382,627
Gtd. Notes, 144A	5.500	09/01/26	195	192,022
Gtd. Notes, 144A	5.625	02/15/27	616	600,811

				4,866,178

Electrical Components & Equipment 0.8%

Energizer Holdings, Inc.,
Gtd. Notes, 144A	4.375	03/31/29	321	283,879
EnerSys,
Gtd. Notes, 144A	6.625	01/15/32	35	35,123
WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375	03/15/29	80	80,101
Gtd. Notes, 144A	6.625	03/15/32	70	70,054
Gtd. Notes, 144A	7.250	06/15/28	442	452,016

				921,173

Electronics 0.2%

Likewize Corp.,
Sr. Sec’d. Notes, 144A	9.750	10/15/25	220	223,828

See Notes to Financial Statements.

PGIM Fixed Income ETFs 69

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Engineering & Construction 0.1%

Brand Industrial Services, Inc.,
Sr. Sec’d. Notes, 144A	10.375%	08/01/30	81	$86,300
TopBuild Corp.,
Gtd. Notes, 144A	4.125	02/15/32	50	44,082

				130,382

Entertainment 2.8%

Caesars Entertainment, Inc.,
Gtd. Notes, 144A	4.625	10/15/29	408	372,492
Sr. Sec’d. Notes, 144A	6.500	02/15/32	220	221,677
Sr. Sec’d. Notes, 144A	7.000	02/15/30	359	367,884
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A	6.375	05/01/26	150	148,299
Churchill Downs, Inc.,
Sr. Unsec’d. Notes, 144A	5.750	04/01/30	153	147,030
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	7.625	04/15/26	185	185,107
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	128	121,923
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A	4.875	05/01/29	330	302,672
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	4.125	07/01/29	75	63,027
Sr. Unsec’d. Notes, 144A	5.625	01/15/27	484	462,830
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A	5.875	09/01/31	135	95,589
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.,
Sr. Unsec’d. Notes, 144A	6.625	03/01/30	390	368,456
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A	5.125	10/01/29	267	252,078
Gtd. Notes, 144A	7.125	02/15/31	171	176,553

				3,285,617

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Environmental Control 0.7%

Covanta Holding Corp.,
Gtd. Notes	5.000%	09/01/30	50	$43,389
Gtd. Notes, 144A	4.875	12/01/29	234	205,107
GFL Environmental, Inc. (Canada),
Gtd. Notes, 144A	4.000	08/01/28	116	105,995
Gtd. Notes, 144A	4.375	08/15/29	212	193,450
Gtd. Notes, 144A	4.750	06/15/29	204	190,485
Sr. Sec’d. Notes, 144A	6.750	01/15/31	108	110,295

				848,721

Foods 2.0%

Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.500	03/15/29	135	120,218
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27	457	425,126
Sr. Sec’d. Notes, 144A	8.000	09/15/28	272	283,124
C&S Group Enterprises LLC,
Gtd. Notes, 144A	5.000	12/15/28	59	46,724
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes	3.625	01/15/32	372	312,986
Gtd. Notes	5.500	01/15/30	195	189,990
Pilgrim’s Pride Corp.,
Gtd. Notes	3.500	03/01/32	114	95,271
Gtd. Notes	4.250	04/15/31	462	412,769
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30	231	209,833
Gtd. Notes, 144A	5.500	12/15/29	100	95,491
Sr. Sec’d. Notes, 144A	6.250	02/15/32	65	65,326
Sr. Unsec’d. Notes, 144A	4.500	09/15/31	105	93,420

				2,350,278

See Notes to Financial Statements.

PGIM Fixed Income ETFs 71

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Gas 0.2%

AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750%	05/20/27	118	$111,562
Sr. Unsec’d. Notes	5.875	08/20/26	103	99,830

				211,392

Healthcare-Products 1.1%

Embecta Corp.,
Sr. Sec’d. Notes, 144A	5.000	02/15/30	144	114,714
Sr. Sec’d. Notes, 144A	6.750	02/15/30	56	48,191
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29	1,159	1,038,935
Sr. Unsec’d. Notes, 144A	5.250	10/01/29	161	148,879

				1,350,719

Healthcare-Services 4.2%

DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	1,506	1,235,509
Gtd. Notes, 144A	4.625	06/01/30	75	65,960
HCA, Inc.,
Gtd. Notes	7.500	11/06/33	75	83,334
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A	4.375	02/15/27	125	116,407
LifePoint Health, Inc.,
Gtd. Notes, 144A	5.375	01/15/29	899	716,352
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A	7.250	11/01/25	423	421,985
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A	9.750	12/01/26	189	189,116
Tenet Healthcare Corp.,
Gtd. Notes	6.125	10/01/28	249	246,131
Sr. Sec’d. Notes	4.250	06/01/29	1,131	1,039,790
Sr. Sec’d. Notes	4.375	01/15/30	714	653,683
Sr. Unsec’d. Notes	6.875	11/15/31	210	216,520

				4,984,787

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders 3.5%

Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625%	08/01/29	113	$103,472
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	150	135,102
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	484	470,818
Gtd. Notes	7.250	10/15/29	313	313,259
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	210	185,697
Gtd. Notes, 144A	6.250	09/15/27	347	335,723
Century Communities, Inc.,
Gtd. Notes	6.750	06/01/27	25	25,043
Gtd. Notes, 144A	3.875	08/15/29	117	103,292
Forestar Group, Inc.,
Gtd. Notes, 144A	3.850	05/15/26	100	95,122
Gtd. Notes, 144A	5.000	03/01/28	75	70,781
KB Home,
Gtd. Notes	4.800	11/15/29	210	198,069
Gtd. Notes	7.250	07/15/30	162	167,385
M/I Homes, Inc.,
Gtd. Notes	3.950	02/15/30	110	98,086
Gtd. Notes	4.950	02/01/28	25	23,787
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30	160	143,200
Sr. Unsec’d. Notes, 144A	5.250	12/15/27	500	481,250
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	265	254,255
Sr. Unsec’d. Notes	4.750	04/01/29	98	92,082
STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A	8.750	02/15/29	105	107,568
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27	342	341,091
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	244	230,430
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	75	73,532
Gtd. Notes	5.700	06/15/28	115	113,046

				4,162,090

See Notes to Financial Statements.

PGIM Fixed Income ETFs 73

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Furnishings 0.2%

Tempur Sealy International, Inc.,
Gtd. Notes, 144A	4.000%	04/15/29	299	$268,204

Household Products/Wares 0.6%

ACCO Brands Corp.,
Gtd. Notes, 144A	4.250	03/15/29	443	392,715
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada),
Gtd. Notes, 144A	7.000	12/31/27	230	222,300
Sr. Sec’d. Notes, 144A	5.000	12/31/26	55	53,075

				668,090

Housewares 0.8%

Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.000	04/01/31	354	300,042
Gtd. Notes	4.375	02/01/32	201	168,312
SWF Escrow Issuer Corp.,
Sr. Unsec’d. Notes, 144A	6.500	10/01/29	693	488,187

				956,541

Insurance 0.5%

Acrisure LLC/Acrisure Finance, Inc.,
Sr. Unsec’d. Notes, 144A	8.250	02/01/29	355	350,806
AssuredPartners, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	01/15/29	75	69,053
Sr. Unsec’d. Notes, 144A	7.500	02/15/32	15	14,745
BroadStreet Partners, Inc.,
Sr. Unsec’d. Notes, 144A	5.875	04/15/29	196	181,925

				616,529

Internet 0.2%

Gen Digital, Inc.,
Sr. Unsec’d. Notes, 144A	5.000	04/15/25	100	99,006
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A	3.500	03/01/29	205	182,592

				281,598

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Iron/Steel 0.5%

ATI, Inc.,
Sr. Unsec’d. Notes	7.250%	08/15/30	80	$82,275
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	01/31/29	98	98,821
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.750	04/15/30	219	217,408
Commercial Metals Co.,
Sr. Unsec’d. Notes	4.375	03/15/32	100	89,039
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	9.250	10/01/28	100	104,875

				592,418

Leisure Time 4.4%

Amer Sports Co. (Finland),
Sr. Sec’d. Notes, 144A	6.750	02/16/31	100	99,520
Carnival Corp.,
Gtd. Notes, 144A	5.750	03/01/27	1,037	1,024,037
Gtd. Notes, 144A	6.000	05/01/29	204	198,390
Sr. Sec’d. Notes, 144A	4.000	08/01/28	406	374,657
Carnival Holdings Bermuda Ltd.,
Gtd. Notes, 144A	10.375	05/01/28	125	136,351
Lindblad Expeditions Holdings, Inc.,
Sr. Sec’d. Notes, 144A	9.000	05/15/28	128	134,614
NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	562	547,247
Sr. Sec’d. Notes, 144A	5.875	02/15/27	177	174,933
Sr. Sec’d. Notes, 144A	8.125	01/15/29	120	125,790
Sr. Sec’d. Notes, 144A	8.375	02/01/28	96	100,560
Sr. Unsec’d. Notes, 144A	7.750	02/15/29	195	199,144
NCL Finance Ltd.,
Gtd. Notes, 144A	6.125	03/15/28	221	215,475
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A	7.250	01/15/30	95	98,800
Gtd. Notes, 144A	9.250	01/15/29	160	171,488
Sr. Sec’d. Notes, 144A	8.250	01/15/29	231	244,860
Sr. Unsec’d. Notes, 144A	5.375	07/15/27	172	168,240
Sr. Unsec’d. Notes, 144A	5.500	08/31/26	50	49,427
Sr. Unsec’d. Notes, 144A	5.500	04/01/28	419	412,451

See Notes to Financial Statements.

PGIM Fixed Income ETFs 75

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Leisure Time (cont’d.)

Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875%	09/15/27	150	$146,531
Sr. Unsec’d. Notes, 144A	9.125	07/15/31	204	220,511
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A	5.625	02/15/29	183	176,138
Vista Outdoor, Inc.,
Gtd. Notes, 144A	4.500	03/15/29	50	49,512
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A	5.000	02/15/28	225	215,347

				5,284,023

Lodging 1.7%

Boyd Gaming Corp.,
Gtd. Notes, 144A	4.750	06/15/31	185	168,143
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	3.625	02/15/32	231	197,339
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	77	74,492
Gtd. Notes	4.750	10/15/28	399	374,460
Gtd. Notes	5.500	04/15/27	216	212,099
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.500	01/15/26	225	218,259
Sr. Unsec’d. Notes, 144A	5.625	08/26/28	800	749,464

				1,994,256

Machinery-Construction & Mining 0.3%

Terex Corp.,
Gtd. Notes, 144A	5.000	05/15/29	443	414,897

Machinery-Diversified 0.8%

Chart Industries, Inc.,
Gtd. Notes, 144A	9.500	01/01/31	139	149,314
Sr. Sec’d. Notes, 144A	7.500	01/01/30	261	269,281
GrafTech Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.625	12/15/28	167	109,807

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Machinery-Diversified (cont’d.)

Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A	11.500%	09/01/28	226	$235,461
TK Elevator US Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A	5.250	07/15/27	250	238,750

				1,002,613

Media 7.4%

Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A	5.750	08/15/29	600	516,000
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	4.500	05/01/32	871	688,252
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	652	524,228
Sr. Unsec’d. Notes, 144A	4.250	01/15/34	575	430,023
Sr. Unsec’d. Notes, 144A	4.500	06/01/33	425	327,061
Sr. Unsec’d. Notes, 144A	4.750	02/01/32	349	281,744
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	150	138,546
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	50	47,257
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	376	339,349
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	110	108,076
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	200	141,105
Gtd. Notes, 144A	4.125	12/01/30	200	148,980
Gtd. Notes, 144A	4.500	11/15/31	200	148,313
Gtd. Notes, 144A	5.375	02/01/28	680	592,874
Gtd. Notes, 144A	5.500	04/15/27	200	179,520
Sr. Unsec’d. Notes, 144A	5.750	01/15/30	500	293,919
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $565,303; purchased 07/18/19 - 06/03/22)(f)	6.625	08/15/27(d)	1,251	73,117
Sec’d. Notes, 144A (original cost $507,220; purchased 07/18/19 - 08/30/22)(f)	5.375	08/15/26(d)	1,235	73,402
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	681	286,704
Gtd. Notes	7.375	07/01/28	807	392,029
Gtd. Notes	7.750	07/01/26	263	165,407
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750	11/15/27	575	599,849

See Notes to Financial Statements.

PGIM Fixed Income ETFs 77

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)

Gray Television, Inc.,
Gtd. Notes, 144A	5.875%	07/15/26	485	$460,346
News Corp.,
Sr. Unsec’d. Notes, 144A	3.875	05/15/29	25	22,682
Nexstar Media, Inc.,
Gtd. Notes, 144A	5.625	07/15/27	135	127,949
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.500	09/15/26	214	168,533
Sr. Unsec’d. Notes, 144A	6.500	09/15/28	778	374,346
Sinclair Television Group, Inc.,
Gtd. Notes, 144A	5.125	02/15/27	248	228,029
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	4.500	05/01/29	202	176,909
Sr. Sec’d. Notes, 144A	6.625	06/01/27	373	361,605
Sr. Sec’d. Notes, 144A	8.000	08/15/28	262	263,345
VZ Secured Financing BV (Netherlands),
Sr. Sec’d. Notes, 144A	5.000	01/15/32	250	213,125

				8,892,624

Mining 1.7%

Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A	8.000	10/01/30	50	52,371
Unsec’d. Notes, 144A	11.500	10/01/31	100	110,002
Eldorado Gold Corp. (Turkey),
Sr. Unsec’d. Notes, 144A	6.250	09/01/29	352	329,820
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.875	10/15/27	200	190,530
Gtd. Notes, 144A	8.625	06/01/31	200	191,158
Hecla Mining Co.,
Gtd. Notes	7.250	02/15/28	125	124,743
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A	4.500	04/01/26	191	183,599
Gtd. Notes, 144A	6.125	04/01/29	358	350,170
New Gold, Inc. (Canada),
Gtd. Notes, 144A	7.500	07/15/27	331	326,565

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining (cont’d.)

Novelis Corp.,
Gtd. Notes, 144A	3.875%	08/15/31	131	$110,919
Gtd. Notes, 144A	4.750	01/30/30	123	112,607

				2,082,484

Miscellaneous Manufacturing 0.4%

Amsted Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.625	05/15/30	407	371,573
Trinity Industries, Inc.,
Gtd. Notes, 144A	7.750	07/15/28	100	103,527

				475,100

Oil & Gas 7.0%

Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A	8.250	02/15/26	100	100,773
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes	7.875	12/15/24(d)	310	31
Antero Resources Corp.,
Gtd. Notes, 144A	5.375	03/01/30	483	460,700
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26	320	319,849
Gtd. Notes, 144A	9.000	11/01/27	94	119,179
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	127	129,103
Athabasca Oil Corp. (Canada),
Sec’d. Notes, 144A	9.750	11/01/26	201	211,880
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.875	02/01/29	565	558,286
Gtd. Notes, 144A	6.750	04/15/29	68	68,289
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A	7.000	06/15/25	413	412,314
Civitas Resources, Inc.,
Gtd. Notes, 144A	8.375	07/01/28	178	186,271
Gtd. Notes, 144A	8.625	11/01/30	213	228,104
CNX Resources Corp.,
Gtd. Notes, 144A	7.250	03/01/32	85	84,764

See Notes to Financial Statements.

PGIM Fixed Income ETFs 79

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875%	01/15/30	120	$104,931
Gtd. Notes, 144A	6.750	03/01/29	157	144,819
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.250	05/01/26	116	115,577
Gtd. Notes, 144A	9.250	02/15/28	260	272,208
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.000	05/01/29	16	15,755
Sr. Unsec’d. Notes, 144A	5.625	10/15/25	25	24,891
Diamond Foreign Asset Co./Diamond Finance LLC,
Sec’d. Notes, 144A	8.500	10/01/30	50	51,203
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	233	226,841
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	372	361,693
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	251	242,505
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	153	152,038
Sr. Unsec’d. Notes, 144A	6.250	04/15/32	74	71,946
Sr. Unsec’d. Notes, 144A	8.375	11/01/33	67	71,963
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	5.875	02/01/29	185	180,375
Nabors Industries Ltd.,
Gtd. Notes, 144A	7.250	01/15/26	197	193,552
Gtd. Notes, 144A	7.500	01/15/28	329	302,680
Nabors Industries, Inc.,
Gtd. Notes, 144A	9.125	01/31/30	410	420,126
Noble Finance II LLC,
Gtd. Notes, 144A	8.000	04/15/30	50	51,375
Parkland Corp. (Canada),
Gtd. Notes, 144A	4.500	10/01/29	271	247,626
Gtd. Notes, 144A	4.625	05/01/30	216	197,307
Permian Resources Operating LLC,
Gtd. Notes, 144A	7.000	01/15/32	184	189,069
Gtd. Notes, 144A	8.000	04/15/27	70	72,212
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A	6.875	01/15/29	49	48,357
Gtd. Notes, 144A	7.125	01/15/26	46	45,770
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25	110	108,714
Gtd. Notes, 144A	4.750	02/15/30	120	111,530

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Southwestern Energy Co.,
Gtd. Notes	4.750%	02/01/32	735	$667,439
Gtd. Notes	5.375	02/01/29	25	24,181
Gtd. Notes	5.375	03/15/30	105	100,511
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.500	05/15/29	196	181,051
Gtd. Notes	4.500	04/30/30	161	146,750
Gtd. Notes	5.875	03/15/28	204	201,841
Transocean, Inc.,
Gtd. Notes, 144A	7.250	11/01/25	60	59,325
Valaris Ltd.,
Sec’d. Notes, 144A	8.375	04/30/30	50	51,375
Vital Energy, Inc.,
Gtd. Notes	9.750	10/15/30	50	53,500
Gtd. Notes	10.125	01/15/28	25	26,163

				8,416,742

Packaging & Containers 2.0%

ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%	6.500	06/30/27	200	85,500
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC,
Sr. Unsec’d. Notes, 144A	4.000	09/01/29	200	162,500
Graham Packaging Co., Inc.,
Gtd. Notes, 144A	7.125	08/15/28	85	75,298
Intelligent Packaging Holdco Issuer LP (Canada),
Sr. Unsec’d. Notes, 144A, Cash coupon 9.000% or PIK 9.750%	9.000	01/15/26	75	67,500
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada),
Sr. Sec’d. Notes, 144A	6.000	09/15/28	460	427,119
Iris Holding, Inc.,
Sr. Unsec’d. Notes, 144A	10.000	12/15/28	213	184,961
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28	135	121,346
Sr. Sec’d. Notes, 144A	9.500	11/01/28	50	50,291
Sr. Unsec’d. Notes, 144A	8.250	11/01/29	168	141,847
Sr. Unsec’d. Notes, 144A	10.500	07/15/27	306	296,516

See Notes to Financial Statements.

PGIM Fixed Income ETFs 81

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Packaging & Containers (cont’d.)

Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A	7.875%	08/15/26	100	$101,351
OI European Group BV,
Gtd. Notes, 144A	4.750	02/15/30	25	22,938
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.375	08/15/25	60	60,023
Gtd. Notes, 144A	6.625	05/13/27	25	24,960
Gtd. Notes, 144A	7.250	05/15/31	80	80,945
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen
Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A	4.375	10/15/28	50	46,557
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A	6.125	02/01/28	25	24,947
Trident TPI Holdings, Inc.,
Gtd. Notes, 144A	12.750	12/31/28	368	392,670
TriMas Corp.,
Gtd. Notes, 144A	4.125	04/15/29	50	45,567

				2,412,836

Pharmaceuticals 2.0%

AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	195	162,343
Gtd. Notes, 144A	5.125	03/01/30	255	213,293
Gtd. Notes, 144A	6.125	08/01/28	303	278,695
Bausch Health Americas, Inc.,
Gtd. Notes, 144A	8.500	01/31/27	276	156,710
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	6.250	02/15/29	1,400	637,000
Sr. Sec’d. Notes, 144A	4.875	06/01/28	150	85,500
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A(a)	5.125	04/30/31	800	684,841
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A	7.750	11/15/25	258	209,272

				2,427,654

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines 3.9%

Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375%	06/15/29		74	$70,425
Gtd. Notes, 144A	5.750	03/01/27		231	225,970
Gtd. Notes, 144A	5.750	01/15/28		117	114,688
Gtd. Notes, 144A	6.625	02/01/32		60	59,790
Gtd. Notes, 144A	7.875	05/15/26		246	251,232
Cheniere Energy Partners LP,
Gtd. Notes	4.000	03/01/31		110	98,243
Gtd. Notes	4.500	10/01/29		25	23,434
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes	4.625	10/15/28		196	188,249
CNX Midstream Partners LP,
Gtd. Notes, 144A	4.750	04/15/30		25	21,910
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30	(oo)	50	48,334
EQM Midstream Partners LP,
Sr. Unsec’d. Notes	5.500	07/15/28		25	24,511
Sr. Unsec’d. Notes, 144A	6.000	07/01/25		159	158,748
Sr. Unsec’d. Notes, 144A	6.500	07/01/27		45	45,443
Sr. Unsec’d. Notes, 144A	7.500	06/01/27		103	105,387
Sr. Unsec’d. Notes, 144A	7.500	06/01/30		65	69,228
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.875	01/15/29		176	173,482
Gtd. Notes, 144A	8.250	01/15/32		83	85,141
Howard Midstream Energy Partners LLC,
Sr. Unsec’d. Notes, 144A	8.875	07/15/28		50	52,900
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	6.875	04/15/40		123	121,170
Sr. Unsec’d. Notes, 144A	7.500	07/15/38		182	185,158
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28		207	196,619
Gtd. Notes, 144A	6.000	03/01/27		174	171,697
Gtd. Notes, 144A	6.000	12/31/30		105	97,733
Gtd. Notes, 144A	6.000	09/01/31		50	45,992
Sr. Unsec’d. Notes, 144A	7.375	02/15/29		80	79,787
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29		265	237,834
Sr. Sec’d. Notes, 144A	4.125	08/15/31		208	182,595

See Notes to Financial Statements.

PGIM Fixed Income ETFs 83

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Venture Global Calcasieu Pass LLC, (cont’d.)
Sr. Sec’d. Notes, 144A	6.250%	01/15/30	88	$87,983
Venture Global LNG, Inc.,
Sr. Sec’d. Notes, 144A	9.500	02/01/29	624	665,375
Sr. Sec’d. Notes, 144A	9.875	02/01/32	786	827,416

				4,716,474

Real Estate 1.2%

Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A	10.500(cc)	01/15/28	303	309,292
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A	7.750	09/01/30	50	52,126
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	110	97,787
Gtd. Notes, 144A	4.375	02/01/31	210	179,448
Gtd. Notes, 144A	5.375	08/01/28	360	339,807
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A	5.250	04/15/29	546	499,775

				1,478,235

Real Estate Investment Trusts (REITs) 0.8%

Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	206	156,350
Gtd. Notes	9.750	06/15/25	82	81,667
Sr. Unsec’d. Notes	4.750	02/15/28	97	77,280
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31	204	136,678
Gtd. Notes	4.625	08/01/29	198	147,528
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A	7.500	06/01/25	292	293,503
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A	4.500	02/15/29	86	79,901

				972,907

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail 4.9%

1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000%	10/15/30	465	$406,875
Sr. Sec’d. Notes, 144A	3.875	01/15/28	246	228,136
Arko Corp.,
Gtd. Notes, 144A	5.125	11/15/29	75	65,002
BCPE Ulysses Intermediate, Inc.,
Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%	7.750	04/01/27	56	53,728
Beacon Roofing Supply, Inc.,
Sr. Sec’d. Notes, 144A	6.500	08/01/30	25	25,140
Brinker International, Inc.,
Gtd. Notes, 144A	8.250	07/15/30	330	345,963
Carrols Restaurant Group, Inc.,
Gtd. Notes, 144A	5.875	07/01/29	62	63,293
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	12.000	11/30/28	225	236,981
Ferrellgas LP/Ferrellgas Finance Corp.,
Sr. Unsec’d. Notes, 144A (original cost $23,188; purchased 08/04/22)(f)	5.375	04/01/26	25	24,747
Sr. Unsec’d. Notes, 144A (original cost $66,625; purchased 08/02/22 - 08/15/22)(f)	5.875	04/01/29	75	71,237
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A	6.750	01/15/30	536	473,246
Sr. Sec’d. Notes, 144A	4.625	01/15/29	259	235,149
Foundation Building Materials, Inc.,
Gtd. Notes, 144A	6.000	03/01/29	352	309,791
Gap, Inc. (The),
Gtd. Notes, 144A	3.625	10/01/29	177	149,604
Gtd. Notes, 144A	3.875	10/01/31	247	198,821
LBM Acquisition LLC,
Gtd. Notes, 144A	6.250	01/15/29	340	308,213
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A	4.875	05/01/29	460	413,415
Sr. Unsec’d. Notes, 144A	8.250	08/01/31	230	235,476
Park River Holdings, Inc.,
Gtd. Notes, 144A	5.625	02/01/29	149	125,376
Sr. Unsec’d. Notes, 144A	6.750	08/01/29	187	160,712
Patrick Industries, Inc.,
Gtd. Notes, 144A	4.750	05/01/29	75	68,684

See Notes to Financial Statements.

PGIM Fixed Income ETFs 85

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail (cont’d.)

Patrick Industries, Inc., (cont’d.)
Gtd. Notes, 144A	7.500%	10/15/27	50	$50,280
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	5.625	12/01/25	36	35,992
Gtd. Notes	6.750	03/01/32	140	139,467
SRS Distribution, Inc.,
Gtd. Notes, 144A	6.000	12/01/29	345	321,143
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27	141	138,971
Sr. Unsec’d. Notes, 144A	5.000	06/01/31	386	347,720
Superior Plus LP/Superior General Partner, Inc. (Canada),
Gtd. Notes, 144A	4.500	03/15/29	380	342,958
White Cap Buyer LLC,
Sr. Unsec’d. Notes, 144A	6.875	10/15/28	334	326,451

				5,902,571

Software 0.9%

Black Knight InfoServ LLC,
Gtd. Notes, 144A (original cost $490,096; purchased 08/12/20 - 11/07/23)(f)	3.625	09/01/28	514	483,615
Boxer Parent Co., Inc.,
Sr. Sec’d. Notes, 144A	7.125	10/02/25	200	200,196
Camelot Finance SA,
Sr. Sec’d. Notes, 144A	4.500	11/01/26	110	104,775
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A	4.875	07/01/29	289	262,007

				1,050,593

Telecommunications 3.1%

Altice France SA (France),
Sr. Sec’d. Notes, 144A	8.125	02/01/27	250	228,750
Connect Finco Sarl/Connect US Finco LLC (United Kingdom),
Sr. Sec’d. Notes, 144A	6.750	10/01/26	200	195,500

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1A14, 144A (original cost $30,928; purchased 11/14/23)^(f)	0.000%	12/31/30	28		$30,928
Sr. Sec’d. Notes, Series 1B14, 144A (original cost $12; purchased 11/14/23)^(f)	0.000	12/31/30	117		—
Sr. Sec’d. Notes, Series 3A14, 144A (original cost $115; purchased 11/14/23)^(f)	0.000	12/31/30	—	(r)	115
Sr. Sec’d. Notes, Series 3B14, 144A (original cost $0; purchased 11/14/23)^(f)	0.000	12/31/30	5		—
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.500% (original cost $236,008; purchased 01/29/24)(f)	10.500	05/25/27	255		250,226
Digicel MidCo Ltd./DIFL US II LLC (Jamaica),
Sr. Unsec’d. Notes, PIK 10.500% (original cost $265,190; purchased 01/29/24)(f)	10.500	11/25/28	411		328,897
Frontier Communications Holdings LLC,
Sr. Sec’d. Notes, 144A	5.000	05/01/28	423		392,111
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A	7.000	10/15/28	200		197,000
Intelsat Jackson Holdings SA (Luxembourg),
Sr. Sec’d. Notes, 144A	6.500	03/15/30	567		526,289
Level 3 Financing, Inc.,
Gtd. Notes, 144A	4.250	07/01/28	752		462,480
Gtd. Notes, 144A	4.625	09/15/27	25		16,125
Sr. Sec’d. Notes, 144A	3.400	03/01/27	25		25,500
Sr. Sec’d. Notes, 144A	10.500	05/15/30	50		51,452
Sprint Capital Corp.,
Gtd. Notes	8.750	03/15/32	142		171,595
Sprint LLC,
Gtd. Notes	7.625	03/01/26	224		231,480
Viasat, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	09/15/25	616		597,947

					3,706,395

Transportation 0.5%

GN Bondco LLC,
Sr. Sec’d. Notes, 144A	9.500	10/15/31	369		365,279

See Notes to Financial Statements.

PGIM Fixed Income ETFs 87

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Transportation (cont’d.)

RXO, Inc.,
Gtd. Notes, 144A	7.500%	11/15/27	50	$51,809
XPO, Inc.,
Gtd. Notes, 144A	7.125	06/01/31	25	25,553
Gtd. Notes, 144A	7.125	02/01/32	95	96,508

				539,149

TOTAL CORPORATE BONDS (cost $110,078,986)				103,613,938

FLOATING RATE AND OTHER LOANS 1.6%

Auto Parts & Equipment 0.1%

Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	10.169(c)	11/17/28	170	158,307

Chemicals 0.4%

Consolidated Energy Finance SA (Switzerland), 2024 Incremental Term Loan, 1 Month SOFR + 4.500%	9.817(c)	11/15/30	175	169,531
Iris Holdings Ltd.,
Initial Term Loan, 3 Month SOFR + 4.850%	10.163(c)	06/28/28	147	138,754
Venator Finance Sarl,
Initial First-Out Term Loan, 3 Month SOFR + 10.000%^	15.314(c)	12/31/25	54	51,578
Term Loan, 3 Month SOFR + 10.000%^	15.326(c)	10/12/28	137	135,136

				494,999

Electric 0.0%

Heritage Power LLC, Term Loan, 3 Month SOFR + 5.500%	10.814(c)	07/20/26	15	14,667

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Insurance 0.2%

Acrisure LLC, 2021-1 Additional Term Loan, 1 Month LIBOR + 3.750%	9.191%(c)	02/15/27		99	$99,015
Asurion LLC, New B-4 Term Loan, 1 Month SOFR + 5.364%	10.691(c)	01/20/29		165	155,358

					254,373

Media 0.1%

Diamond Sports Group LLC,
First Lien Term Loan, 1 Month SOFR + 8.100%	12.775(c)	05/25/26		62	59,505
Second Lien Term Loan	8.175	08/24/26	(d)	437	23,687
Radiate Holdco LLC,
Amendment No. 6 Term Loan, 1 Month SOFR + 3.364%	8.691(c)	09/25/26		88	72,343

					155,535

Retail 0.1%

Great Outdoors Group LLC,
Term B-2 Loan, 1 Month SOFR + 3.864%	9.191(c)	03/06/28		49	48,491

Software 0.4%

Cotiviti, Inc.,
Term Loan, 1 Month SOFR + 3.500%	7.500(c)	03/31/31		275	275,000
Skillsoft Finance II, Inc.,
Initial Term Loan, 1 Month SOFR + 5.364%	10.684(c)	07/14/28		192	177,151

					452,151

Telecommunications 0.3%

Digicel International Finance, Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 6.750%	12.063(c)	05/29/27		20	19,119
Level 3 Financing, Inc.,
Tranche B 2027 Term Loan, 1 Month SOFR + 1.864%	7.191(c)	03/01/27		30	29,250
Lumen Technologies, Inc.,
Term B Loan, 1 Month SOFR + 2.364%	7.691(c)	03/15/27		30	21,630
Term Loan	— (p)	06/01/28		16	15,164

See Notes to Financial Statements.

PGIM Fixed Income ETFs 89

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Telecommunications (cont’d.)

Xplornet Communications, Inc. (Canada),
First Lien Refinancing Term Loan, 3 Month SOFR + 4.262%	9.610%(c)	10/02/28	418	$189,366
Initial Term Loan- Second Lien, 3 Month SOFR + 7.262%	12.610(c)	10/01/29	150	30,000

				304,529

TOTAL FLOATING RATE AND OTHER LOANS (cost $2,178,561)				1,883,052

U.S. TREASURY OBLIGATIONS 3.0%
U.S. Treasury Notes(k)	2.625	05/31/27	165	156,209
U.S. Treasury Notes(k)	4.250	12/31/25	1,600	1,587,625
U.S. Treasury Notes	4.750	07/31/25	300	299,625
U.S. Treasury Notes	5.000	10/31/25	1,500	1,505,859

TOTAL U.S. TREASURY OBLIGATIONS (cost $3,561,667)				3,549,318

			Shares

COMMON STOCKS 1.1%

Chemicals 0.5%

Cornerstone Chemical Co.*^			1,807	34,333
TPC Group, Inc.*^			6,118	171,304
Venator Materials PLC (original cost $612,979; purchased 09/26/18 - 10/17/23)*(f)			433	420,705

				626,342

Gas Utilities 0.1%

Ferrellgas Partners LP (Class B Stock) (original cost $102,501; purchased 09/24/18 - 09/26/19)(f)			728	120,599

Oil, Gas & Consumable Fuels 0.3%

Chesapeake Energy Corp.			3,212	265,889
Heritage Power LLC*^			2,134	26,974

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)

Heritage Power LLC*^	94	$1,188
Heritage Power LLC*^	2,456	1,228

		295,279

Wireless Telecommunication Services 0.2%

Digicel International Finance Ltd. (Jamaica) (original cost $29,016; purchased 01/29/24)*^(f)	23,916	43,288
Intelsat Emergence SA (Luxembourg)*	7,641	209,413

		252,701

TOTAL COMMON STOCKS (cost $1,362,038)		1,294,921

PREFERRED STOCKS 0.5%

Electronic Equipment, Instruments & Components 0.5%

Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31 (original cost $590,708; purchased 05/15/21 - 02/09/22)^(f)	600	600,000

Wireless Telecommunication Services 0.0%

Digicel International Finance Ltd. (Jamaica) (original cost $67,030; purchased 01/26/24 - 01/29/24)*^(f)	7,711	77,110

TOTAL PREFERRED STOCKS (cost $659,019)		677,110

TOTAL LONG-TERM INVESTMENTS (cost $123,263,203)		116,482,706

SHORT-TERM INVESTMENTS 1.8%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 5.545%)(wb)	1,543,471	1,543,471

See Notes to Financial Statements.

PGIM Fixed Income ETFs 91

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Shares	Value

AFFILIATED MUTUAL FUNDS (Continued)
PGIM Institutional Money Market Fund (7-day effective yield 5.683%) (cost $642,782; includes $642,240 of cash collateral for securities on loan)(b)(wb)	643,040	$642,782

TOTAL SHORT-TERM INVESTMENTS (cost $2,186,253)		2,186,253

TOTAL INVESTMENTS 99.3% (cost $125,449,456)		118,668,959
Other assets in excess of liabilities(z) 0.7%		879,075

NET ASSETS 100.0%		$119,548,034

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,204,975 and 1.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $629,529; cash collateral of $642,240 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 29, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of February 29, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $3,716,638. The aggregate value of $2,721,685 is 2.3% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Futures contracts outstanding at February 29, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
2	2 Year U.S. Treasury Notes	Jun. 2024	$409,500	$68
82	5 Year U.S. Treasury Notes	Jun. 2024	8,766,313	1,773
24	10 Year U.S. Treasury Notes	Jun. 2024	2,650,500	3,288
3	20 Year U.S. Treasury Bonds	Jun. 2024	357,750	2,486
3	30 Year U.S. Ultra Treasury Bonds	Jun. 2024	383,625	3,797

				$11,412

Credit default swap agreement outstanding at February 29, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at February 29, 2024(4)	Value at Trade Date	Value at February 29, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.41.V2	12/20/28	5.000%(Q)	1,312	3.383%	$16,575	$96,355	$79,780

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 93

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at February 29, 2024:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/5.320%	MSI	09/20/24	(2,760)	$(17,550)	$(1,022)	$(16,528)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/5.320%	BNP	09/20/24	(1,490)	399	(551)	950

					$(17,151)	$(1,573)	$(15,578)

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$—	$(1,573)	$950	$(16,528)

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

CGM	$150,000	$637,503

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 29, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$5,464,367	$—
Corporate Bonds	—	103,551,102	62,836
Floating Rate and Other Loans	—	1,696,338	186,714
U.S. Treasury Obligations	—	3,549,318	—
Common Stocks	265,889	750,717	278,315
Preferred Stocks	—	—	677,110
Short-Term Investments
Affiliated Mutual Funds	2,186,253	—	—

Total	$2,452,142	$115,011,842	$1,204,975

Other Financial Instruments*
Assets
Futures Contracts	$11,412	$—	$—
Centrally Cleared Credit Default Swap Agreement	—	79,780	—
OTC Total Return Swap Agreement	—	399	—

Total	$11,412	$80,179	$—

Liabilities
OTC Total Return Swap Agreement	$—	$(17,550)	$—

See Notes to Financial Statements.

PGIM Fixed Income ETFs 95

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds	Floating Rate and Other Loans	Common Stocks	Preferred Stocks	Rights
Balance as of 08/31/23	$—	$199,702	$152,950	$600,000	$8,179
Realized gain (loss)	(3,035)	164	—	—	14,933
Change in unrealized appreciation (depreciation)	3,235	(13,928)	38,680	9,696	(8,168)
Purchases/Exchanges/Issuances	87,207	231,743	86,685	67,030	—
Sales/Paydowns	(24,454)	(224,912)	—	—	(14,944)
Accrued discount/premium	(117)	(6,055)	—	384	—
Transfers into Level 3*	—	—	—	—	—
Transfers out of Level 3*	—	—	—	—	—

Balance as of 02/29/24	$62,836	$186,714	$278,315	$677,110	$—

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$3,235	$2,109	$38,680	$9,696	$—

*

It is the Fund’s policy to recognize transfers in and transfers out at the securities’ fair values as of the beginning of period. Securities transferred between Level 2 and Level 3 are due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are typically a result of a change from the use of methods used by independent pricing services (Level 2) to the use of a single broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market quotations (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market data provided by independent pricing services or other valuation techniques which utilize observable inputs. In accordance with the requirements of ASC 820, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to the Schedule of Investments of the Fund.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of February 29, 2024	Valuation Approach	Valuation Methodology	Unobservable Inputs
Corporate Bonds	$31,043	Market	Recovery Value	Recovery Rate
Corporate Bonds	31,793	Market	Transaction Based	Unadjusted Purchase Price
Common Stocks	107,011	Market	Enterprise Value	Implied/Recovery Value

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Level 3 Securities**	Fair Value as of February 29, 2024	Valuation Approach	Valuation Methodology	Unobservable Inputs
Preferred Stocks	$77,110	Market	Enterprise Value	Implied/Recovery Value
Preferred Stocks	600,000	Market	Transaction Based	Unadjusted Purchase Price

	$846,957

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of February 29, 2024, the aggregate value of these securities and/or derivatives was $358,018. The unobservable inputs for these investments were not developed by the Fund and are not readily available (e.g. single broker quotes).

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 29, 2024 were as follows:

Media	7.5%
Oil & Gas	7.0
Commercial Services	5.0
Retail	5.0
Collateralized Loan Obligations	4.6
Leisure Time	4.4
Healthcare-Services	4.2
Electric	4.1
Pipelines	3.9
Diversified Financial Services	3.9
Home Builders	3.5
Telecommunications	3.4
U.S. Treasury Obligations	3.0
Entertainment	2.8
Aerospace & Defense	2.6
Chemicals	2.2
Pharmaceuticals	2.0
Packaging & Containers	2.0
Foods	2.0
Affiliated Mutual Funds (0.5% represents investments purchased with collateral from securities on loan)	1.8
Mining	1.7
Lodging	1.7
Building Materials	1.7
Airlines	1.3
Software	1.3

Real Estate	1.2%
Healthcare-Products	1.1
Auto Manufacturers	1.1
Computers	1.0
Auto Parts & Equipment	0.9
Machinery-Diversified	0.8
Real Estate Investment Trusts (REITs)	0.8
Housewares	0.8
Electrical Components & Equipment	0.8
Distribution/Wholesale	0.7
Insurance	0.7
Environmental Control	0.7
Banks	0.7
Household Products/Wares	0.6
Electronic Equipment, Instruments & Components	0.5
Iron/Steel	0.5
Transportation	0.5
Apparel	0.4
Miscellaneous Manufacturing	0.4
Machinery-Construction & Mining	0.3
Agriculture	0.3
Advertising	0.3
Oil, Gas & Consumable Fuels	0.3
Wireless Telecommunication Services	0.2
Internet	0.2
Home Furnishings	0.2
Electronics	0.2

See Notes to Financial Statements.

PGIM Fixed Income ETFs 97

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Industry Classification (continued):

Gas	0.2%
Coal	0.1
Engineering & Construction	0.1
Gas Utilities	0.1

99.3
Other assets in excess of liabilities	0.7

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 29, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Due from/to broker-variation margin swaps	$79,780	*	—	$—

Interest rate contracts	Due from/to broker-variation margin futures	11,412	*	—	—

Interest rate contracts	—	—		Premiums received for OTC swap agreements	1,573
Interest rate contracts	Unrealized appreciation on OTC swap agreements	950		Unrealized depreciation on OTC swap agreements	16,528

		$92,142			$18,101

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

The effects of derivative instruments on the Statement of Operations for the six months ended February 29, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$106,608
Foreign exchange contracts	—	4,335	—
Interest rate contracts	(60,364)	—	15,231

Total	$(60,364)	$4,335	$121,839

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$(26,278)
Foreign exchange contracts	—	(1,660)	—
Interest rate contracts	(13,947)	—	(54,067)

Total	$(13,947)	$(1,660)	$(80,345)

For the six months ended February 29, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Futures Contracts - Long Positions (1)	$9,164,362

Futures Contracts - Short Positions (1)	322,281

Forward Foreign Currency Exchange Contracts - Purchased (2)	37,443

Forward Foreign Currency Exchange Contracts - Sold (2)	75,583

Credit Default Swap Agreements - Buy Protection (1)	2,266,667

Credit Default Swap Agreements - Sell Protection (1)	2,891,917

Total Return Swap Agreements (1)	2,398,000

*	Average volume is based on average quarter end balances for the six months ended February 29, 2024.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar

See Notes to Financial Statements.

PGIM Fixed Income ETFs 99

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Securities on Loan	$629,529	$(629,529)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

BNP	$950	$(551)	$399	$—	$399
MSI	—	(17,550)	(17,550)	—	(17,550)

	$950	$(18,101)	$(17,151)	$—	$(17,151)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Statement of Assets & Liabilities (unaudited)

as of February 29, 2024

Assets

Investments at value, including securities on loan of $629,529:
Unaffiliated investments (cost $123,263,203)	$116,482,706
Affiliated investments (cost $2,186,253)	2,186,253
Cash	2,718
Dividends and interest receivable	1,821,773
Receivable for investments sold	810,795
Receivable from custodian	171,912
Deposit with broker for centrally cleared/exchange-traded derivatives	150,000
Due from broker—variation margin futures	7,359
Due from broker—variation margin swaps	2,233
Unrealized appreciation on OTC swap agreements	950

Total Assets	121,636,699

Liabilities

Payable for investments purchased	1,377,900

Payable to broker for collateral for securities on loan	642,240
Management fee payable	49,917
Unrealized depreciation on OTC swap agreements	16,528
Premiums received for OTC swap agreements	1,573
Accrued expenses and other liabilities	507

Total Liabilities	2,088,665

Net Assets	$119,548,034

Net assets were comprised of:
Common stock, at par	$3,450
Paid-in capital in excess of par	133,732,186
Total distributable earnings (loss)	(14,187,602)

Net assets, February 29, 2024	$119,548,034

Net asset value, offering price and redemption price per share. ($119,548,034 ÷ 3,450,000 shares of common stock issued and outstanding)	$34.65

See Notes to Financial Statements.

PGIM Fixed Income ETFs 101

PGIM Active High Yield Bond ETF

Statement of Operations (unaudited)

Six Months Ended February 29, 2024

Net Investment Income (Loss)

Income
Interest income	$4,088,923
Affiliated dividend income	40,478
Unaffiliated dividend income	29,878
Income from securities lending, net (including affiliated income of $222)	234

Total income	4,159,513

Expenses
Management fee	284,208

Net investment income (loss)	3,875,305

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions	(2,012,400)
Futures transactions	(60,364)
In-kind redemptions	(379,565)
Forward currency contract transactions	4,335
Swap agreement transactions	121,839
Foreign currency transactions	(1,433)

(2,327,588)

Net change in unrealized appreciation (depreciation) on:
Investments	4,135,776
Futures	(13,947)
Forward currency contracts	(1,660)
Swap agreements	(80,345)
Foreign currencies	(281)

4,039,543

Net gain (loss) on investment and foreign currency transactions	1,711,955

Net Increase (Decrease) In Net Assets Resulting From Operations	$5,587,260

See Notes to Financial Statements.

PGIM Active High Yield Bond ETF

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 29, 2024	Year Ended August 31, 2023
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$3,875,305	$6,440,038
Net realized gain (loss) on investment, in-kind redemptions and foreign currency transactions	(2,327,588)	(2,263,367)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	4,039,543	1,406,029

Net increase (decrease) in net assets resulting from operations	5,587,260	5,582,700

Dividends and Distributions
Distributions from distributable earnings	(4,420,224)	(6,738,650)

Fund share transactions
Net proceeds from shares sold (125,000 and 500,000 shares, respectively)	4,297,277	17,014,419
Shares sold in-kind (575,000 and 425,000 shares, respectively)	19,566,868	14,435,556
Shares redeemed in-kind (500,000 and 0 shares, respectively)	(16,682,364)	—
Cost of shares purchased (75,000 and 325,000 shares, respectively)	(2,450,732)	(11,039,936)

Net increase (decrease) in net assets from Fund share transactions	4,731,049	20,410,039

Total increase (decrease)	5,898,085	19,254,089

Net Assets:

Beginning of period	113,649,949	94,395,860

End of period	$119,548,034	$113,649,949

See Notes to Financial Statements.

PGIM Fixed Income ETFs 103

PGIM Active High Yield Bond ETF

Financial Highlights (unaudited)

	Six Months Ended February 29,		Year Ended August 31,				September 24, 2018(a) through August 31,
	2024		2023	2022	2021	2020	2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$34.18		$34.64	$41.42	$39.99	$40.96	$40.00
Income (loss) from investment operations:
Net investment income (loss)	1.22		2.39	1.85	1.95	2.49	2.30
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.65		(0.32)	(6.23)	2.30	(0.49)	0.85
Total from investment operations	1.87		2.07	(4.38)	4.25	2.00	3.15
Less Dividends and Distributions:
Dividends from net investment income	(1.40)		(2.53)	(1.92)	(2.24)	(2.55)	(2.19)
Distributions from net realized gains	-		-	(0.48)	(0.58)	(0.42)	-
Total dividends and distributions	(1.40)		(2.53)	(2.40)	(2.82)	(2.97)	(2.19)
Net asset value, end of period	$34.65		$34.18	$34.64	$41.42	$39.99	$40.96
Total Return(c):	5.64%		6.32%	(11.01)%	11.00%	5.24%	8.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$119,548		$113,650	$94,396	$86,976	$34,994	$27,649
Average net assets (000)	$107,842		$91,165	$85,683	$58,270	$29,367	$26,467
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.53	%(e)	0.53%	0.53%	0.53%	0.53%	0.52	%(e)
Expenses before waivers and/or expense reimbursement	0.53	%(e)	0.53%	0.53%	0.53%	0.53%	0.53	%(e)
Net investment income (loss)	7.23	%(e)	7.06%	4.87%	4.76%	6.37%	6.15	%(e)
Portfolio turnover rate(f)	26%		35%	31%	85%	57%	55%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 99.0%

ASSET-BACKED SECURITIES 13.2%

Automobiles 4.1%
AmeriCredit Automobile Receivables Trust,
Series 2023-01, Class C	5.800%	12/18/28	100	$100,695
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-01A, Class A, 144A	3.830	08/21/28	100	95,335
Series 2023-03A, Class A, 144A	5.440	02/22/28	200	200,242
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A	6.291	07/26/32	151	151,730
CarMax Auto Owner Trust,
Series 2022-01, Class D	2.470	07/17/28	100	93,020
Enterprise Fleet Financing LLC,
Series 2023-02, Class A2, 144A	5.560	04/22/30	100	100,062
Ford Credit Auto Owner Trust,
Series 2023-01, Class A, 144A	4.850	08/15/35	100	99,479
Series 2023-02, Class A, 144A	5.280	02/15/36	100	101,015
Ford Credit Floorplan Master Owner Trust,
Series 2023-01, Class A1, 144A	4.920	05/15/28	100	99,586
Hertz Vehicle Financing III LLC,
Series 2023-01A, Class A, 144A	5.490	06/25/27	100	99,810
Hertz Vehicle Financing LLC,
Series 2022-02A, Class A, 144A	2.330	06/26/28	100	90,918
Series 2023-03A, Class A, 144A	5.940	02/25/28	100	101,023
OneMain Direct Auto Receivables Trust,
Series 2023-01A, Class A, 144A	5.410	11/14/29	200	199,986
Santander Drive Auto Receivables Trust,
Series 2023-03, Class C	5.770	11/15/30	100	100,570
Series 2023-04, Class C	6.040	12/15/31	100	101,488
Wheels Fleet Lease Funding LLC,
Series 2023-01A, Class A, 144A	5.800	04/18/38	100	100,103

				1,835,062

Collateralized Loan Obligations 8.5%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	6.708(c)	04/20/35	250	250,256
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2016-07A, Class A1R2, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.692(c)	11/27/31	239	238,596

See Notes to Financial Statements.

PGIM Fixed Income ETFs 105

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	6.618%(c)	04/18/35	250	$250,075
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.699(c)	01/20/32	249	249,573
Clover CLO LLC,
Series 2018-01A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)	6.699(c)	04/20/32	400	400,500
Crown City CLO (Cayman Islands),
Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	6.658(c)	04/20/35	250	249,488
Elevation CLO Ltd. (Cayman Islands),
Series 2021-13A, Class A1, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)	6.766(c)	07/15/34	250	249,495
HPS Loan Management Ltd. (Cayman Islands),
Series 2016-10A, Class A1RR, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	6.719(c)	04/20/34	250	250,323
ICG US CLO Ltd. (Cayman Islands),
Series 2015-02RA, Class A1, 144A, 3 Month SOFR + 1.632% (Cap N/A, Floor 1.370%)	6.946(c)	01/16/33	248	248,638
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.472%)	6.842(c)	06/20/34	250	250,299
Romark CLO Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.757(c)	07/10/34	400	400,989
TCW CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	6.598(c)	10/20/32	250	250,313
Whitebox CLO Ltd. (Cayman Islands),
Series 2019-01A, Class ANAR, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)	6.710(c)	07/24/32	500	501,569

				3,790,114

See Notes to Financial Statements.

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Consumer Loans 0.6%
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A	1.750%	09/14/35	200	$185,385
Series 2023-02A, Class A1, 144A	5.840	09/15/36	100	101,516

				286,901

TOTAL ASSET-BACKED SECURITIES (cost $5,933,184)				5,912,077

COMMERCIAL MORTGAGE-BACKED SECURITIES 10.7%

BANK,
Series 2019-BN22, Class A3	2.726	11/15/62	250	220,637
Series 2021-BN38, Class A4	2.275	12/15/64	100	82,162
Barclays Commercial Mortgage Securities Trust,
Series 2021-C12, Class A4	2.421	11/15/54	250	211,300
Benchmark Mortgage Trust,
Series 2021-B25, Class A3	1.906	04/15/54	500	428,654
Series 2021-B31, Class A4	2.420	12/15/54	100	82,868
CD Mortgage Trust,
Series 2019-CD08, Class A3	2.657	08/15/57	500	441,095
Commercial Mortgage Trust,
Series 2014-UBS04, Class A4	3.420	08/10/47	471	467,039
Series 2015-DC01, Class A5	3.350	02/10/48	500	487,663
GS Mortgage Securities Trust,
Series 2019-GC42, Class A3	2.749	09/10/52	250	220,736
JPMCC Commercial Mortgage Securities Trust,
Series 2019-COR05, Class A3	3.123	06/13/52	500	448,099
Wells Fargo Commercial Mortgage Trust,
Series 2017-C39, Class A4	3.157	09/15/50	500	470,552
Series 2019-C52, Class A4	2.643	08/15/52	436	387,299
Series 2020-C56, Class A1	1.341	06/15/53	127	126,391
Series 2020-C56, Class A4	2.194	06/15/53	500	424,158
Series 2021-C59, Class A3	1.958	04/15/54	350	306,945

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $5,376,238)				4,805,598

See Notes to Financial Statements.

PGIM Fixed Income ETFs 107

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS 28.6%

Aerospace & Defense 0.8%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196%	02/04/26	253	$237,564
Sr. Unsec’d. Notes	2.950	02/01/30	50	43,732
Sr. Unsec’d. Notes	3.625	03/01/48	35	24,317
Sr. Unsec’d. Notes	5.930	05/01/60	20	19,113
RTX Corp.,
Sr. Unsec’d. Notes	2.375	03/15/32	25	20,261
Sr. Unsec’d. Notes	4.125	11/16/28	13	12,485

				357,472

Agriculture 0.5%
Altria Group, Inc.,
Gtd. Notes	3.400	05/06/30	48	43,200
Gtd. Notes	3.400	02/04/41	50	35,932
BAT Capital Corp. (United Kingdom),
Gtd. Notes	3.557	08/15/27	23	21,715
Gtd. Notes	5.834	02/20/31	50	49,807
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	5.125	02/15/30	35	34,830
Sr. Unsec’d. Notes	5.125	02/13/31	25	24,599
Sr. Unsec’d. Notes	5.250	09/07/28	20	20,145

				230,228

Airlines 0.1%
Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27	50	49,831
United Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates	4.300	02/15/27	8	7,726

				57,557

Auto Manufacturers 0.5%
Cummins, Inc.,
Sr. Unsec’d. Notes	5.150	02/20/34	15	14,985
Daimler Truck Finance North America LLC (Germany),
Gtd. Notes, 144A	1.625	12/13/24	150	145,479
General Motors Co.,
Sr. Unsec’d. Notes	6.250	10/02/43	26	26,095

See Notes to Financial Statements.

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)
General Motors Co., (cont’d.)
Sr. Unsec’d. Notes	6.600%	04/01/36	17	$17,822
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN	0.800	10/16/25	17	15,889

				220,270

Banks 6.8%
Bank of America Corp.,
Sr. Unsec’d. Notes	2.299(ff)	07/21/32	60	48,539
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	165	138,102
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	375	319,696
Sr. Unsec’d. Notes, Series N	1.658(ff)	03/11/27	30	27,853
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	5.829(ff)	05/09/27	200	200,353
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	110	94,316
Sr. Unsec’d. Notes	2.976(ff)	11/05/30	120	105,861
Comerica, Inc.,
Sr. Unsec’d. Notes	5.982(ff)	01/30/30	15	14,731
Fifth Third Bancorp,
Sr. Unsec’d. Notes	6.339(ff)	07/27/29	15	15,404
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.992(ff)	01/27/32	90	72,156
Sr. Unsec’d. Notes	2.615(ff)	04/22/32	85	70,648
Sr. Unsec’d. Notes	3.750	02/25/26	25	24,375
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	80	75,572
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes	6.208(ff)	08/21/29	10	10,171
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	1.578(ff)	04/22/27	100	92,430
Sr. Unsec’d. Notes	1.953(ff)	02/04/32	130	104,543
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	370	316,074
Sr. Unsec’d. Notes	2.545(ff)	11/08/32	5	4,118
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	42	35,115
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	150	131,593
Sub. Notes	2.956(ff)	05/13/31	21	18,231
KeyCorp,
Sr. Unsec’d. Notes	6.401(ff)	03/06/35	15	15,048

See Notes to Financial Statements.

PGIM Fixed Income ETFs 109

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	1.512%(ff)	07/20/27	270	$246,941
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	40	32,249
Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31	180	155,818
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	60	56,708
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	76	74,153
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	165	130,976
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	5.812(ff)	06/12/26	105	105,135
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	5.435(ff)	01/24/30	40	39,602
Sr. Unsec’d. Notes, MTN	5.867(ff)	06/08/34	15	14,998
U.S. Bancorp,
Sr. Unsec’d. Notes	5.836(ff)	06/12/34	20	20,155
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	282	240,545

				3,052,209

Beverages 0.4%
Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A	4.450	05/15/25	110	108,344
Constellation Brands, Inc.,
Sr. Unsec’d. Notes	2.250	08/01/31	80	65,245

				173,589

Biotechnology 0.2%
Amgen, Inc.,
Sr. Unsec’d. Notes	5.250	03/02/30	80	80,598
Sr. Unsec’d. Notes	5.750	03/02/63	15	15,006

				95,604

Building Materials 0.1%
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes	2.400	07/15/31	11	9,139

See Notes to Financial Statements.

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Building Materials (cont’d.)
Owens Corning,
Sr. Unsec’d. Notes	3.400%	08/15/26	25	$23,858
Vulcan Materials Co.,
Sr. Unsec’d. Notes	3.500	06/01/30	13	11,848

				44,845

Chemicals 0.1%
FMC Corp.,
Sr. Unsec’d. Notes	4.500	10/01/49	13	9,662
LYB International Finance III LLC,
Gtd. Notes	4.200	10/15/49	17	13,121
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.900	03/27/28	15	14,861
Sr. Unsec’d. Notes	4.900	06/01/43	21	18,944

				56,588

Commercial Services 1.0%
California Institute of Technology,
Sr. Unsec’d. Notes	3.650	09/01/2119	20	13,920
Equifax, Inc.,
Sr. Unsec’d. Notes	2.350	09/15/31	20	16,332
Sr. Unsec’d. Notes	2.600	12/01/24	101	98,706
ERAC USA Finance LLC,
Gtd. Notes, 144A	3.300	12/01/26	45	42,838
Global Payments, Inc.,
Sr. Unsec’d. Notes	1.200	03/01/26	21	19,332
Johns Hopkins University,
Unsec’d. Notes, Series A	4.705	07/01/32	20	20,113
Massachusetts Institute of Technology,
Sr. Unsec’d. Notes, Series F	2.989	07/01/50	10	7,226
Unsec’d. Notes	4.678	07/01/2114	30	27,360
President & Fellows of Harvard College,
Unsec’d. Notes	2.517	10/15/50	35	22,899
Unsec’d. Notes	3.150	07/15/46	35	26,175
Trustees of Boston University,
Sec’d. Notes, Series CC	4.061	10/01/48	20	17,082
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes	3.610	02/15/2119	25	17,277

See Notes to Financial Statements.

PGIM Fixed Income ETFs 111

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)
University of Southern California,
Sr. Unsec’d. Notes	4.976%	10/01/53	32	$32,124
Unsec’d. Notes, Series 2017	3.841	10/01/47	10	8,339
Washington University (The),
Sr. Unsec’d. Notes, Series 2022	3.524	04/15/54	80	62,031
Yale University,
Unsec’d. Notes, Series 2020	2.402	04/15/50	20	12,829

				444,583

Computers 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes	3.250	02/23/26	40	38,804
International Business Machines Corp.,
Sr. Unsec’d. Notes	5.875	11/29/32	8	8,470

				47,274

Diversified Financial Services 0.2%
Discover Financial Services,
Sr. Unsec’d. Notes	3.750	03/04/25	21	20,611
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes	2.625	10/15/31	25	20,447
Sr. Unsec’d. Notes	5.875	07/21/28	55	56,070

				97,128

Electric 3.1%
AEP Texas, Inc.,
Sr. Unsec’d. Notes	3.450	05/15/51	13	8,956
Sr. Unsec’d. Notes, Series I	2.100	07/01/30	62	51,318
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes	4.250	09/15/48	17	14,014
Arizona Public Service Co.,
Sr. Unsec’d. Notes	2.600	08/15/29	8	7,045
Sr. Unsec’d. Notes	3.500	12/01/49	25	17,239
Sr. Unsec’d. Notes	6.350	12/15/32	20	21,179
Dominion Energy South Carolina, Inc.,
First Mortgage	4.600	06/15/43	32	28,251

See Notes to Financial Statements.

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
DTE Electric Co.,
General Ref. Mortgage, Series A	4.050%	05/15/48	21	$17,041
Duke Energy Carolinas LLC,
Sr. Unsec’d. Notes	6.100	06/01/37	21	21,995
Duke Energy Florida LLC,
First Mortgage	2.400	12/15/31	95	78,545
Eversource Energy,
Sr. Unsec’d. Notes, Series O	4.250	04/01/29	41	39,058
Florida Power & Light Co.,
First Mortgage	4.050	06/01/42	15	12,709
MidAmerican Energy Co.,
First Mortgage	4.250	07/15/49	34	28,565
Mississippi Power Co.,
Sr. Unsec’d. Notes, Series 12-A	4.250	03/15/42	33	27,508
Monongahela Power Co.,
First Mortgage, 144A	3.550	05/15/27	96	90,941
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	6.051	03/01/25	145	145,586
Northern States Power Co.,
First Mortgage	3.400	08/15/42	34	25,817
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A	3.750	06/15/24	17	16,855
Pacific Gas & Electric Co.,
First Mortgage	4.500	07/01/40	40	33,605
First Mortgage	4.750	02/15/44	45	37,515
PacifiCorp,
First Mortgage	5.350	12/01/53	40	36,736
PECO Energy Co.,
First Mortgage	2.800	06/15/50	32	20,616
First Mortgage	4.900	06/15/33	50	49,499
PPL Electric Utilities Corp.,
First Mortgage	3.000	10/01/49	13	8,868
First Mortgage	5.250	05/15/53	15	14,561
Public Service Co. of Colorado,
First Mortgage	5.250	04/01/53	25	23,668
Public Service Electric & Gas Co.,
First Mortgage, MTN	3.600	12/01/47	13	9,909
First Mortgage, MTN	3.700	05/01/28	38	36,323
Sec’d. Notes, MTN	4.650	03/15/33	75	72,531

See Notes to Financial Statements.

PGIM Fixed Income ETFs 113

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Puget Energy, Inc.,
Sr. Sec’d. Notes	4.100%	06/15/30	75	$67,904
San Diego Gas & Electric Co.,
First Mortgage	4.150	05/15/48	15	12,346
First Mortgage	5.350	04/01/53	25	24,184
Sempra,
Sr. Unsec’d. Notes	3.300	04/01/25	35	34,179
Sr. Unsec’d. Notes	4.000	02/01/48	15	11,646
Southern California Edison Co.,
First Mortgage	4.900	06/01/26	90	89,382
First Ref. Mortgage	4.000	04/01/47	55	42,779
System Energy Resources, Inc.,
First Mortgage	6.000	04/15/28	10	10,098
Tucson Electric Power Co.,
Sr. Unsec’d. Notes	3.250	05/15/32	30	26,160
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A	3.550	07/15/24	47	46,467
Xcel Energy, Inc.,
Sr. Unsec’d. Notes	1.750	03/15/27	10	9,027

				1,370,625

Engineering & Construction 0.4%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	4.250	10/31/26	200	192,308

Entertainment 0.2%
Warnermedia Holdings, Inc.,
Gtd. Notes	4.279	03/15/32	20	17,651
Gtd. Notes	5.141	03/15/52	70	56,840

				74,491

Foods 0.5%
Campbell Soup Co.,
Sr. Unsec’d. Notes	3.300	03/19/25	51	49,724
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes	3.000	02/02/29	100	87,682

See Notes to Financial Statements.

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Foods (cont’d.)
Kraft Heinz Foods Co.,
Gtd. Notes	4.375%	06/01/46	30	$24,885
Mars, Inc.,
Gtd. Notes, 144A	3.600	04/01/34	10	8,839
Tyson Foods, Inc.,
Sr. Unsec’d. Notes	5.700	03/15/34	35	34,988

				206,118

Gas 0.3%
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes	4.100	09/01/47	21	16,809
Sr. Unsec’d. Notes	5.250	03/01/28	65	65,468
NiSource, Inc.,
Sr. Unsec’d. Notes	3.490	05/15/27	13	12,360
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes	3.500	06/01/29	21	19,334
Southern California Gas Co.,
First Mortgage	3.750	09/15/42	30	23,651

				137,622

Healthcare-Services 1.0%
Ascension Health,
Sr. Unsec’d. Notes, Series B	2.532	11/15/29	35	31,179
Elevance Health, Inc.,
Sr. Unsec’d. Notes	4.625	05/15/42	50	44,988
Kaiser Foundation Hospitals,
Unsec’d. Notes, Series 2021	2.810	06/01/41	70	51,224
Unsec’d. Notes, Series 2021	3.002	06/01/51	10	6,853
Memorial Sloan-Kettering Cancer Center,
Unsec’d. Notes, Series 2020	2.955	01/01/50	15	10,201
Methodist Hospital (The),
Unsec’d. Notes, Series 20A	2.705	12/01/50	10	6,417
New York & Presbyterian Hospital (The),
Unsec’d. Notes	4.024	08/01/45	20	16,929
Northwestern Memorial Healthcare Obligated Group,
Unsec’d. Notes, Series 2021	2.633	07/15/51	20	12,939
OhioHealth Corp.,
Sec’d. Notes	2.297	11/15/31	30	24,793

See Notes to Financial Statements.

PGIM Fixed Income ETFs 115

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
Piedmont Healthcare, Inc.,
Sec’d. Notes, Series 2042	2.719%	01/01/42	15	$10,552
Sentara Healthcare,
Sr. Unsec’d. Notes, Series 2021	2.927	11/01/51	65	43,900
Stanford Health Care,
Unsec’d. Notes	3.027	08/15/51	35	24,191
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	2.300	05/15/31	45	37,689
Sr. Unsec’d. Notes	3.950	10/15/42	60	50,433
Sr. Unsec’d. Notes	4.500	04/15/33	25	24,009
Sr. Unsec’d. Notes	4.950	05/15/62	10	9,191
Sr. Unsec’d. Notes	5.050	04/15/53	22	20,932
UPMC,
Sec’d. Notes	5.035	05/15/33	25	24,679

				451,099

Home Builders 0.5%
Toll Brothers Finance Corp.,
Gtd. Notes	4.875	03/15/27	220	216,295

Insurance 0.5%
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes	3.900	04/05/32	45	39,561
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes	3.500	10/15/50	8	5,618
Sr. Unsec’d. Notes	4.868	06/01/44	30	27,005
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes	5.625	08/16/32	15	14,738
Sr. Unsec’d. Notes, 144A	6.000	12/07/33	70	70,043
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.951	10/15/50	38	28,518
Lincoln National Corp.,
Sr. Unsec’d. Notes	3.050	01/15/30	8	7,003
Markel Group, Inc.,
Sr. Unsec’d. Notes	4.150	09/17/50	17	13,421

See Notes to Financial Statements.

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)
Principal Financial Group, Inc.,
Gtd. Notes	4.625%	09/15/42	32	$28,683
W.R. Berkley Corp.,
Sr. Unsec’d. Notes	4.000	05/12/50	8	6,159

				240,749

Iron/Steel 0.2%
Nucor Corp.,
Sr. Unsec’d. Notes	4.300	05/23/27	25	24,428
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes	3.450	04/15/30	60	54,526

				78,954

Lodging 0.1%
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	33	31,499

Machinery-Construction & Mining 0.0%
Caterpillar, Inc.,
Sr. Unsec’d. Notes	2.600	09/19/29	13	11,703

Machinery-Diversified 0.2%
Flowserve Corp.,
Sr. Unsec’d. Notes	2.800	01/15/32	5	4,088
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes	3.200	06/15/25	88	85,348
Gtd. Notes	5.611	03/11/34	10	10,041

				99,477

Media 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	4.800	03/01/50	24	17,340
Sr. Sec’d. Notes	4.908	07/23/25	93	91,702
Sr. Sec’d. Notes	6.384	10/23/35	120	115,939
Comcast Corp.,
Gtd. Notes	3.999	11/01/49	42	33,217

See Notes to Financial Statements.

PGIM Fixed Income ETFs 117

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)
Comcast Corp., (cont’d.)
Gtd. Notes	4.250%	10/15/30	30	$28,671
Gtd. Notes	5.500	05/15/64	30	29,464
Cox Communications, Inc.,
Gtd. Notes, 144A	5.450	09/15/28	110	110,845
Discovery Communications LLC,
Gtd. Notes	5.200	09/20/47	23	18,708

				445,886

Mining 1.2%
Barrick North America Finance LLC (Canada),
Gtd. Notes	5.750	05/01/43	55	56,042
Freeport-McMoRan, Inc.,
Gtd. Notes	4.125	03/01/28	25	23,726
Gtd. Notes	4.375	08/01/28	50	47,682
Indonesia Asahan Aluminium PT/Mineral Industri
Indonesia Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A	6.530	11/15/28	200	206,544
Kinross Gold Corp. (Canada),
Sr. Unsec’d. Notes, 144A	6.250	07/15/33	60	61,167
Newmont Corp.,
Gtd. Notes	2.250	10/01/30	5	4,181
Gtd. Notes	2.600	07/15/32	50	41,127
Gtd. Notes	2.800	10/01/29	122	108,325

				548,794

Miscellaneous Manufacturing 0.2%
Carlisle Cos., Inc.,
Sr. Unsec’d. Notes	2.200	03/01/32	30	23,728
Textron, Inc.,
Sr. Unsec’d. Notes	3.375	03/01/28	84	78,735

				102,463

Oil & Gas 1.2%
BP Capital Markets America, Inc.,
Gtd. Notes	4.893	09/11/33	40	39,236

See Notes to Financial Statements.

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	3.750%	02/15/52	5	$3,563
Sr. Unsec’d. Notes	5.400	06/15/47	34	31,188
Continental Resources, Inc.,
Gtd. Notes, 144A	2.268	11/15/26	15	13,756
Devon Energy Corp.,
Sr. Unsec’d. Notes	5.600	07/15/41	36	33,922
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	5.375	06/26/26	40	39,364
Sr. Unsec’d. Notes	8.625	01/19/29	35	37,065
Sr. Unsec’d. Notes	8.875	01/13/33	40	42,040
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes	2.900	09/29/31	30	24,885
Ovintiv, Inc.,
Gtd. Notes	5.650	05/15/25	155	155,020
Phillips 66,
Gtd. Notes	2.150	12/15/30	84	69,799
Phillips 66 Co.,
Gtd. Notes	3.550	10/01/26	17	16,321
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes	1.125	01/15/26	50	46,385

				552,544

Pharmaceuticals 1.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.200	11/21/29	100	91,492
Sr. Unsec’d. Notes	4.050	11/21/39	15	13,166
Sr. Unsec’d. Notes	4.550	03/15/35	60	57,521
Sr. Unsec’d. Notes	4.625	10/01/42	15	13,725
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	3.400	07/26/29	5	4,660
Cigna Group (The),
Gtd. Notes	4.375	10/15/28	30	29,135
Sr. Unsec’d. Notes	2.400	03/15/30	35	30,005
CVS Health Corp.,
Sr. Unsec’d. Notes	5.125	02/21/30	15	14,910
Sr. Unsec’d. Notes	5.125	07/20/45	82	74,655
Eli Lilly & Co.,
Sr. Unsec’d. Notes	4.700	02/09/34	75	74,057

See Notes to Financial Statements.

PGIM Fixed Income ETFs 119

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Merck & Co., Inc.,
Sr. Unsec’d. Notes	3.400%	03/07/29	8	$7,514
Mylan, Inc.,
Gtd. Notes	5.200	04/15/48	15	12,283
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	3.200	09/23/26	144	137,097
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40	98	71,937

				632,157

Pipelines 2.3%
DCP Midstream Operating LP,
Gtd. Notes	5.125	05/15/29	65	64,195
Energy Transfer LP,
Sr. Unsec’d. Notes	4.950	06/15/28	133	130,952
Sr. Unsec’d. Notes	5.550	05/15/34	5	4,950
Sr. Unsec’d. Notes	6.250	04/15/49	34	34,305
Sr. Unsec’d. Notes, Series 20Y	5.800	06/15/38	50	49,347
Enterprise Products Operating LLC,
Gtd. Notes	3.125	07/31/29	20	18,298
Gtd. Notes	4.850	03/15/44	15	13,730
Kinder Morgan, Inc.,
Gtd. Notes	2.000	02/15/31	34	27,575
Gtd. Notes	3.250	08/01/50	17	10,994
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	75	63,827
Sr. Unsec’d. Notes	4.500	04/15/38	63	54,896
Sr. Unsec’d. Notes	4.875	06/01/25	55	54,486
Sr. Unsec’d. Notes	5.500	02/15/49	17	15,918
ONEOK Partners LP,
Gtd. Notes	6.125	02/01/41	25	25,404
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30	57	50,498
Gtd. Notes	3.400	09/01/29	15	13,700
Gtd. Notes	6.050	09/01/33	105	108,190
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	4.500	12/15/26	17	16,676
Targa Resources Corp.,
Gtd. Notes	4.200	02/01/33	10	8,998

See Notes to Financial Statements.

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Targa Resources Corp., (cont’d.)
Gtd. Notes	5.200%	07/01/27	55	$54,692
Gtd. Notes	6.125	03/15/33	80	82,433
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	3.250	05/15/30	66	59,383
Sr. Unsec’d. Notes	3.950	05/15/50	31	24,115
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.500	11/15/30	50	45,089

				1,032,651

Real Estate Investment Trusts (REITs) 1.1%
CubeSmart LP,
Gtd. Notes	2.250	12/15/28	15	13,048
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.250	01/15/32	5	4,148
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series J	2.900	12/15/31	5	4,129
Kimco Realty OP LLC,
Gtd. Notes	1.900	03/01/28	55	48,184
Gtd. Notes	3.200	04/01/32	25	21,235
Realty Income Corp.,
Sr. Unsec’d. Notes	2.200	06/15/28	80	71,005
Sr. Unsec’d. Notes	2.700	02/15/32	33	27,050
Sr. Unsec’d. Notes	3.100	12/15/29	29	26,042
Sr. Unsec’d. Notes	3.250	01/15/31	25	22,114
Simon Property Group LP,
Sr. Unsec’d. Notes	1.750	02/01/28	90	79,671
Sun Communities Operating LP,
Gtd. Notes	5.700	01/15/33	35	34,453
Ventas Realty LP,
Gtd. Notes	4.125	01/15/26	127	123,631
VICI Properties LP,
Sr. Unsec’d. Notes	4.750	02/15/28	20	19,376

				494,086

Retail 0.2%
Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A	4.500	07/26/47	27	22,697

See Notes to Financial Statements.

PGIM Fixed Income ETFs 121

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail (cont’d.)

AutoZone, Inc.,
Sr. Unsec’d. Notes	3.750%	04/18/29	28	$26,284
Home Depot, Inc. (The),
Sr. Unsec’d. Notes	5.875	12/16/36	8	8,522
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN	4.700	12/09/35	18	17,288

				74,791

Semiconductors 0.5%

Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes	3.500	01/15/28	45	42,374
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A	3.137	11/15/35	42	33,288
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	120	102,473
Sr. Unsec’d. Notes, 144A	4.000	04/15/29	25	23,656
Intel Corp.,
Sr. Unsec’d. Notes	5.600	02/21/54	15	14,998
Sr. Unsec’d. Notes	5.625	02/10/43	5	5,082
Sr. Unsec’d. Notes	5.900	02/10/63	20	20,834

				242,705

Software 0.3%

Microsoft Corp.,
Sr. Unsec’d. Notes	2.525	06/01/50	43	27,709
Oracle Corp.,
Sr. Unsec’d. Notes	3.600	04/01/50	15	10,557
Sr. Unsec’d. Notes	3.850	04/01/60	8	5,557
Sr. Unsec’d. Notes	5.550	02/06/53	20	19,143
Sr. Unsec’d. Notes	6.900	11/09/52	30	33,849
Workday, Inc.,
Sr. Unsec’d. Notes	3.700	04/01/29	20	18,693

				115,508

Telecommunications 1.0%

AT&T, Inc.,
Sr. Unsec’d. Notes	2.550	12/01/33	50	39,427
Sr. Unsec’d. Notes	3.500	09/15/53	50	34,398

See Notes to Financial Statements.

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

AT&T, Inc., (cont’d.)
Sr. Unsec’d. Notes	4.500%	05/15/35	65	$59,810
Sr. Unsec’d. Notes	5.400	02/15/34	50	50,067
Rogers Communications, Inc. (Canada),
Gtd. Notes	5.300	02/15/34	65	63,697
Sprint LLC,
Gtd. Notes	7.625	03/01/26	110	113,673
T-Mobile USA, Inc.,
Gtd. Notes	3.000	02/15/41	40	28,867
Gtd. Notes	3.875	04/15/30	30	27,856
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.355	03/15/32	26	21,059
Sr. Unsec’d. Notes	4.016	12/03/29	7	6,644

				445,498

Transportation 0.1%

CSX Corp.,
Sr. Unsec’d. Notes	6.150	05/01/37	33	35,750

Trucking & Leasing 0.3%

Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	5.750	05/24/26	110	110,587

TOTAL CORPORATE BONDS (cost $14,364,288)				12,821,707

MUNICIPAL BONDS 0.2%

Michigan 0.1%

University of Michigan,
Taxable, Revenue Bonds, Sustainability Bond, Series B	3.504	04/01/52	35	26,462

New Jersey 0.0%

New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	10	12,191

See Notes to Financial Statements.

PGIM Fixed Income ETFs 123

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New York 0.0%

Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 174	4.458%	10/01/62	10	$8,914

Ohio 0.0%

Ohio State University (The),
Taxable, Revenue Bonds, Series A	4.800	06/01/2111	10	8,997

Pennsylvania 0.0%

Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B	5.511	12/01/45	10	10,330

Texas 0.1%

Dallas Fort Worth International Airport,
Taxable, Revenue Bonds, Series A	4.087	11/01/51	20	16,655

Virginia 0.0%

University of Virginia,
Taxable, Revenue Bonds, Series B	2.584	11/01/51	25	16,238

TOTAL MUNICIPAL BONDS (cost $135,436)				99,787

RESIDENTIAL MORTGAGE-BACKED SECURITIES 0.3%
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	7.422(c)	10/25/33	50	50,624
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	8.222(c)	04/25/42	30	31,047
MFA Trust,
Series 2021-RPL01, Class A1, 144A	1.131(cc)	07/25/60	55	48,774

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $135,295)				130,445

SOVEREIGN BONDS 0.8%
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	3.500	01/11/28	200	189,818
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes, MTN	6.050	01/11/40	50	49,043

See Notes to Financial Statements.

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes	4.125%	08/25/27	50	$48,415
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN	6.000	05/25/34	86	83,902

TOTAL SOVEREIGN BONDS (cost $410,994)				371,178

U.S. GOVERNMENT AGENCY OBLIGATIONS 25.4%
Federal Home Loan Mortgage Corp.	1.500	04/01/51	411	308,021
Federal Home Loan Mortgage Corp.	2.000	02/01/51	854	674,917
Federal Home Loan Mortgage Corp.	2.000	07/01/51	462	364,058
Federal Home Loan Mortgage Corp.	2.500	04/01/51	898	742,196
Federal Home Loan Mortgage Corp.	3.500	01/01/52	225	201,040
Federal Home Loan Mortgage Corp.	4.000	11/01/39	155	145,935
Federal Home Loan Mortgage Corp.	4.000	12/01/40	103	96,906
Federal Home Loan Mortgage Corp.	5.000	12/01/52	332	321,814
Federal Home Loan Mortgage Corp.	6.000	11/01/52	197	198,445
Federal National Mortgage Assoc.	1.500	12/01/50	328	245,158
Federal National Mortgage Assoc.	2.000	05/01/36	347	307,797
Federal National Mortgage Assoc.	2.000	05/01/51	685	541,008
Federal National Mortgage Assoc.(k)	2.500	04/01/51	1,257	1,039,458
Federal National Mortgage Assoc.	2.500	05/01/52	438	363,931
Federal National Mortgage Assoc.	3.000	11/01/46	226	201,127
Federal National Mortgage Assoc.	3.000	02/01/52	431	369,239
Federal National Mortgage Assoc.	3.000	03/01/52	411	356,679
Federal National Mortgage Assoc.	3.000	05/01/52	402	350,877
Federal National Mortgage Assoc.	3.500	06/01/47	321	290,614
Federal National Mortgage Assoc.	3.500	02/01/52	220	196,447
Federal National Mortgage Assoc.	4.000	02/01/41	129	121,651
Federal National Mortgage Assoc.	4.000	02/01/45	111	104,579
Federal National Mortgage Assoc.	4.000	03/01/49	354	331,415
Federal National Mortgage Assoc.	4.000	05/01/52	227	208,839
Federal National Mortgage Assoc.	4.500	05/01/52	287	271,406
Federal National Mortgage Assoc.	4.500	06/01/52	218	206,819
Federal National Mortgage Assoc.	5.000	07/01/52	465	451,394
Federal National Mortgage Assoc.	5.500	10/01/52	228	225,888
Federal National Mortgage Assoc.	5.500	11/01/52	455	451,407
Government National Mortgage Assoc.	2.000	03/20/51	386	314,149
Government National Mortgage Assoc.	3.000	01/20/51	543	475,950

See Notes to Financial Statements.

PGIM Fixed Income ETFs 125

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	4.500%	05/20/52	923	$883,275
Tennessee Valley Authority, Sr. Unsec’d. Notes	1.500	09/15/31	15	12,033

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $12,682,230)				11,374,472

U.S. TREASURY OBLIGATIONS 19.8%
U.S. Treasury Bonds	1.250	05/15/50	210	106,673
U.S. Treasury Bonds	1.625	11/15/50	50	28,086
U.S. Treasury Bonds	1.750	08/15/41	21	13,988
U.S. Treasury Bonds	2.000	11/15/41	1,045	723,336
U.S. Treasury Bonds	2.250	05/15/41	345	251,904
U.S. Treasury Bonds	2.250	08/15/49	275	182,188
U.S. Treasury Bonds	2.250	02/15/52	30	19,636
U.S. Treasury Bonds(k)	2.375	02/15/42	1,170	860,133
U.S. Treasury Bonds	2.375	05/15/51	365	246,432
U.S. Treasury Bonds	2.750	08/15/47	695	516,689
U.S. Treasury Bonds	2.875	05/15/52	135	101,714
U.S. Treasury Bonds	3.000	02/15/49	330	255,750
U.S. Treasury Bonds	3.250	05/15/42	155	130,394
U.S. Treasury Bonds	3.375	08/15/42	10	8,552
U.S. Treasury Bonds	3.375	11/15/48	960	797,400
U.S. Treasury Bonds	3.625	02/15/53	265	231,792
U.S. Treasury Bonds	4.000	11/15/42	60	56,025
U.S. Treasury Bonds	4.125	08/15/53	1	958
U.S. Treasury Bonds	4.375	08/15/43	5	4,897
U.S. Treasury Bonds	4.750	11/15/43	35	36,028
U.S. Treasury Bonds	4.750	11/15/53	120	127,763
U.S. Treasury Notes	3.250	06/30/29	385	366,261
U.S. Treasury Notes	3.875	04/30/25	1,385	1,368,120
U.S. Treasury Notes	3.875	08/15/33	143	138,732
U.S. Treasury Notes	4.000	01/31/29	385	380,548
U.S. Treasury Notes	4.000	02/15/34	185	181,387
U.S. Treasury Notes	4.125	09/30/27	450	446,379
U.S. Treasury Notes	4.375	12/15/26	44	43,914
U.S. Treasury Notes	4.500	11/15/33	202	205,851
U.S. Treasury Notes	4.625	11/15/26	42	42,158
U.S. Treasury Notes	4.750	07/31/25	85	84,894
U.S. Treasury Notes	4.875	11/30/25	40	40,098
U.S. Treasury Strips Coupon	2.221(s)	02/15/42	1,395	600,286
U.S. Treasury Strips Coupon	2.527(s)	08/15/44	305	116,829
U.S. Treasury Strips Coupon	2.542(s)	02/15/46	450	161,613

See Notes to Financial Statements.

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Strips Coupon	2.561%(s)	11/15/45	80	$29,072

TOTAL U.S. TREASURY OBLIGATIONS (cost $10,100,237)				8,906,480

TOTAL LONG-TERM INVESTMENTS (cost $49,137,902)				44,421,744

			Shares

SHORT-TERM INVESTMENT 0.5%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 5.545%) (cost $210,954)(wb)			210,954	210,954

TOTAL INVESTMENTS 99.5% (cost $49,348,856)				44,632,698
Other assets in excess of liabilities(z) 0.5%				237,557

NET ASSETS 100.0%				$44,870,255

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 29, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of February 29, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

PGIM Fixed Income ETFs 127

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Forward Commitment Contract:

U.S. Government Agency Obligation	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value

Federal National Mortgage Assoc. (proceeds receivable $498,848)	5.500%	TBA	03/13/24	$(500)	$(494,586)

Futures contracts outstanding at February 29, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
12	2 Year U.S. Treasury Notes	Jun. 2024	$2,457,000	$(1,146)
10	5 Year U.S. Treasury Notes	Jun. 2024	1,069,063	555
32	10 Year U.S. Treasury Notes	Jun. 2024	3,534,000	4,284
1	30 Year U.S. Ultra Treasury Bonds	Jun. 2024	127,875	127

				3,820

Short Positions:
2	10 Year U.S. Ultra Treasury Notes	Jun. 2024	228,344	(1,347)
15	20 Year U.S. Treasury Bonds	Jun. 2024	1,788,750	(18,671)

				(20,018)

				$(16,198)

Credit default swap agreement outstanding at February 29, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at February 29, 2024(4)	Value at Trade Date	Value at February 29, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.41.V1	12/20/28	1.000%(Q)	2,970	0.520%	$42,827	$67,224	$24,397

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced

See Notes to Financial Statements.

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at February 29, 2024:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at February 29, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
1,865	08/31/24	5.384%(T)	1 Day SOFR(2)(T)/ 5.320%	$—	$(422)	$(422)
424	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.320%	—	(1,423)	(1,423)
424	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.320%	—	(51)	(51)
852	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.320%	—	(486)	(486)
965	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.320%	—	2,999	2,999

				$—	$617	$617

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 129

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Total return swap agreement outstanding at February 29, 2024:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreement:
Total Return Benchmark Bond Index(T)	1 Day USOIS-54bps(T)/4.790%	JPM	03/20/24	(233)	$(9,891)	$—	$(9,891)

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$—	$—	$—	$(9,891)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$159,869
JPS	—	186,730

Total	$—	$346,599

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

The following is a summary of the inputs used as of February 29, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$1,835,062	$—
Collateralized Loan Obligations	—	3,790,114	—
Consumer Loans	—	286,901	—
Commercial Mortgage-Backed Securities	—	4,805,598	—
Corporate Bonds	—	12,821,707	—
Municipal Bonds	—	99,787	—
Residential Mortgage-Backed Securities	—	130,445	—
Sovereign Bonds	—	371,178	—
U.S. Government Agency Obligations	—	11,374,472	—
U.S. Treasury Obligations	—	8,906,480	—
Short-Term Investment
Affiliated Mutual Fund	210,954	—	—

Total	$210,954	$44,421,744	$—

Other Financial Instruments*
Assets
Futures Contracts	$4,966	$—	$—
Centrally Cleared Credit Default Swap Agreement	—	24,397	—
Centrally Cleared Interest Rate Swap Agreement	—	2,999	—

Total	$4,966	$27,396	$—

Liabilities
Forward Commitment Contract	$—	$(494,586)	$—
Futures Contracts	(21,164)	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(2,382)	—
OTC Total Return Swap Agreement	—	(9,891)	—

Total	$(21,164)	$(506,859)	$—

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 29, 2024 were as follows:

See Notes to Financial Statements.

PGIM Fixed Income ETFs 131

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Industry Classification (continued):

U.S. Government Agency Obligations	25.4%
U.S. Treasury Obligations	19.8
Commercial Mortgage-Backed Securities	10.7
Collateralized Loan Obligations	8.5
Banks	6.8
Automobiles	4.1
Electric	3.1
Pipelines	2.3
Pharmaceuticals	1.4
Oil & Gas	1.2
Mining	1.2
Real Estate Investment Trusts (REITs)	1.1
Healthcare-Services	1.0
Media	1.0
Telecommunications	1.0
Commercial Services	1.0
Sovereign Bonds	0.8
Aerospace & Defense	0.8
Consumer Loans	0.6
Semiconductors	0.5
Insurance	0.5
Agriculture	0.5
Auto Manufacturers	0.5
Home Builders	0.5
Affiliated Mutual Fund	0.5
Foods	0.5
Engineering & Construction	0.4
Beverages	0.4

Gas	0.3%
Residential Mortgage-Backed Securities	0.3
Software	0.3
Trucking & Leasing	0.3
Miscellaneous Manufacturing	0.2
Municipal Bonds	0.2
Machinery-Diversified	0.2
Diversified Financial Services	0.2
Biotechnology	0.2
Iron/Steel	0.2
Retail	0.2
Entertainment	0.2
Airlines	0.1
Chemicals	0.1
Computers	0.1
Building Materials	0.1
Transportation	0.1
Lodging	0.1
Machinery-Construction & Mining	0.0 *

99.5
Other assets in excess of liabilities	0.5

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 29, 2024 as presented in the Statement of Assets and Liabilities:

See Notes to Financial Statements.

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$24,397	*	—	$—
Interest rate contracts	Due from/to broker-variation margin futures	4,966	*	Due from/to broker-variation margin futures	21,164	*
Interest rate contracts	Due from/to broker-variation margin swaps	2,999	*	Due from/to broker-variation margin swaps	2,382	*
Interest rate contracts	—	—		Unrealized depreciation on OTC swap agreements	9,891

		$32,362			$33,437

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended February 29, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps

Credit contracts	$—	$3,230
Interest rate contracts	77,732	14,518

Total	$77,732	$17,748

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps

Credit contracts	$—	$21,681
Interest rate contracts	(10,110)	(18,504)

Total	$(10,110)	$3,177

For the six months ended February 29, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$7,816,318

See Notes to Financial Statements.

PGIM Fixed Income ETFs 133

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Derivative Contract Type	Average Volume of Derivative Activities*

Futures Contracts - Short Positions (1)	$2,953,401

Interest Rate Swap Agreements (1)	4,530,000

Credit Default Swap Agreements - Sell Protection (1)	1,926,667

Total Return Swap Agreements (1)	238,653

*	Average volume is based on average quarter end balances for the six months ended February 29, 2024.
(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
JPM	$—	$(9,891)	$(9,891)	$—	$(9,891)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Active Aggregate Bond ETF

Statement of Assets & Liabilities (unaudited)

as of February 29, 2024

Assets

Investments at value:
Unaffiliated investments (cost $49,137,902)	$44,421,744
Affiliated investments (cost $210,954)	210,954
Cash	1,375
Receivable for investments sold	618,964
Dividends and interest receivable	295,808
Due from broker—variation margin swaps	3,622

Total Assets	45,552,467

Liabilities

Forward commitment contracts, at value (proceeds receivable $498,848)	494,586
Payable for investments purchased	165,085
Unrealized depreciation on OTC swap agreements	9,891
Management fee payable	6,774
Due to broker—variation margin futures	4,062
Accrued expenses and other liabilities	1,814

Total Liabilities	682,212

Net Assets	$44,870,255

Net assets were comprised of:
Shares of beneficial interest, at par	$1,075
Paid-in capital in excess of par	52,623,383
Total distributable earnings (loss)	(7,754,203)

Net assets, February 29, 2024	$44,870,255

Net asset value, offering price and redemption price per share. ($44,870,255 ÷ 1,075,000 shares of common stock issued and outstanding)	$41.74

See Notes to Financial Statements.

PGIM Fixed Income ETFs 135

PGIM Active Aggregate Bond ETF

Statement of Operations (unaudited)

Six Months Ended February 29, 2024

Net Investment Income (Loss)

Income
Interest income	$919,770
Affiliated dividend income	8,042

Total income	927,812

Expenses
Management fee	41,638

Net investment income (loss)	886,174

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(592,336)
Futures transactions	77,732
Swap agreement transactions	17,748

(496,856)

Net change in unrealized appreciation (depreciation) on:
Investments	919,914
Futures	(10,110)
Swap agreements	3,177

912,981

Net gain (loss) on investment transactions	416,125

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,302,299

See Notes to Financial Statements.

PGIM Active Aggregate Bond ETF

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 29, 2024	Year Ended August 31, 2023
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$886,174	$1,459,114
Net realized gain (loss) on investment transactions	(496,856)	(1,340,282)
Net change in unrealized appreciation (depreciation) on investments	912,981	(526,197)

Net increase (decrease) in net assets resulting from operations	1,302,299	(407,365)

Dividends and Distributions
Distributions from distributable earnings	(847,155)	(1,491,727)

Fund share transactions
Net proceeds from shares sold (25,000 and 50,000 shares, respectively)	1,020,925	2,107,680

Total increase (decrease)	1,476,069	208,588

Net Assets:

Beginning of period	43,394,186	43,185,598

End of period	$44,870,255	$43,394,186

See Notes to Financial Statements.

PGIM Fixed Income ETFs 137

PGIM Active Aggregate Bond ETF

Financial Highlights (unaudited)

	Six Months Ended February 29,		Year Ended August 31,		April 12, 2021(a) through August 31,
	2024		2023	2022	2021
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$41.33		$43.19	$51.07	$50.00
Income (loss) from investment operations:
Net investment income (loss)	0.83		1.44	0.95	0.25
Net realized and unrealized gain (loss) on investment transactions	0.37		(1.83)	(7.27)	1.05
Total from investment operations	1.20		(0.39)	(6.32)	1.30
Less Dividends and Distributions:
Dividends from net investment income	(0.79)		(1.47)	(1.02)	(0.23)
Distributions from net realized gains	-		-	(0.54)	-
Total dividends and distributions	(0.79)		(1.47)	(1.56)	(0.23)
Net asset value, end of period	$41.74		$41.33	$43.19	$51.07
Total Return(c):	2.97%		(0.92)%	(12.62)%	2.59%

Ratios/Supplemental Data:
Net assets, end of period (000)	$44,870		$43,394	$43,186	$26,810
Average net assets (000)	$44,072		$42,451	$38,280	$27,915
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.19	%(e)	0.19%	0.19%	0.19	%(e)
Expenses before waivers and/or expense reimbursement	0.19	%(e)	0.19%	0.19%	0.19	%(e)
Net investment income (loss)	4.04	%(e)	3.44%	2.02%	1.28	%(e)
Portfolio turnover rate(f)(g)	23%		142%	409%	337%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 98.8%

ASSET-BACKED SECURITIES 22.2%

Automobiles 0.6%

Avis Budget Rental Car Funding AESOP LLC,
Series 2024-01A, Class A, 144A	5.360%	06/20/30		200	$200,147
Ford Credit Auto Owner Trust,
Series 2023-01, Class C, 144A	5.580	08/15/35		100	99,184
Hertz Vehicle Financing III LLC,
Series 2022-01A, Class C, 144A	2.630	06/25/26		100	95,755
Series 2023-01A, Class B, 144A	6.220	06/25/27		100	100,106
OneMain Direct Auto Receivables Trust,
Series 2023-01A, Class B, 144A	5.810	02/14/31		200	200,323
Series 2023-01A, Class C, 144A	6.140	02/14/31		100	99,554

					795,069

Collateralized Loan Obligations 20.8%

AGL CLO Ltd. (Cayman Islands),
Series 2021-14A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.729(c)	12/02/34		1,000	1,000,689
AlbaCore Euro CLO (Ireland),
Series 04A, Class B1, 144A, 3 Month EURIBOR + 2.600% (Cap N/A, Floor 2.600%)	6.542(c)	07/15/35	EUR	500	542,527
AlbaCore Euro CLO DAC (Ireland),
Series 02A, Class A1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)	4.755(c)	06/15/34	EUR	750	797,941
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	6.708(c)	04/20/35		500	500,512
Apidos CLO Ltd. (United Kingdom),
Series 2023-44A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	7.324(c)	04/26/35		750	752,828
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2019-14A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.739(c)	07/20/32		498	497,741
Avoca Capital CLO Ltd. (Ireland),
Series 10A, Class B1, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	5.292(c)	04/15/35	EUR	250	264,144
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	6.618(c)	04/18/35		250	250,075

See Notes to Financial Statements.

PGIM Fixed Income ETFs 139

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2021-02A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.749%(c)	01/20/35	500	$500,610
Ballyrock CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)	6.589(c)	10/20/31	244	243,870
Barings CLO Ltd. (Cayman Islands),
Series 2020-02A, Class AR, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)	6.586(c)	10/15/33	247	247,832
Battalion CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.750(c)	01/25/35	750	748,829
Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.651(c)	05/17/31	451	452,320
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2018-16A, Class A1R, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 1.030%)	6.608(c)	01/17/32	500	500,936
BlueMountain CLO Ltd. (Cayman Islands),
Series 2019-24A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.679(c)	04/20/34	500	498,952
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2022-01A, Class A, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)	6.647(c)	04/15/35	292	291,896
Carlyle CLO Ltd. (Cayman Islands),
Series C17A, Class A1AR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	6.609(c)	04/30/31	227	227,420
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	6.548(c)	04/17/31	210	210,469
Carlyle US CLO Ltd. (Cayman Islands),
Series 2021-11A, Class A, 144A, 3 Month SOFR + 1.357% (Cap N/A, Floor 1.095%)	6.681(c)	01/25/33	500	502,020
CarVal CLO Ltd. (United Kingdom),
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	7.518(c)	01/20/35	500	500,587
Clover CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.362%)	6.686(c)	10/25/33	750	752,116

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Cordatus CLO PLC (Ireland),
Series 23A, Class B1, 144A, 3 Month EURIBOR + 2.300% (Cap N/A, Floor 2.300%)	6.248%(c)	04/25/36	EUR	250	$270,877
Crown City CLO (Cayman Islands),
Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	6.658(c)	04/20/35		250	249,488
Crown Point CLO Ltd. (Cayman Islands),
Series 2021-11A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.698(c)	01/17/34		500	500,062
CVC Cordatus Loan Fund XIV DAC (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	4.793(c)	05/22/32	EUR	1,250	1,340,211
Elevation CLO Ltd. (Cayman Islands),
Series 2018-03A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)	6.796(c)	01/25/35		500	499,995
Generate CLO Ltd. (Cayman Islands),
Series 4A, Class A1R, 144A, 3 Month SOFR + 1.352% (Cap N/A, Floor 1.090%)	6.669(c)	04/20/32		232	232,990
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)	6.586(c)	04/15/31		203	203,068
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 0.000%)	6.614(c)	04/26/31		296	296,678
Grosvenor Place CLO DAC (Ireland),
Series 22-1A, Class A, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)	5.945(c)	11/24/35	EUR	750	811,915
HPS Loan Management Ltd. (Cayman Islands),
Series 2016-10A, Class A1RR, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	6.719(c)	04/20/34		300	300,387
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	6.616(c)	04/25/31		168	167,837
Series 2015-02RA, Class A1, 144A, 3 Month SOFR + 1.632% (Cap N/A, Floor 1.370%)	6.946(c)	01/16/33		248	248,638
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	6.756(c)	01/15/31		203	203,369
Series 33A, Class A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.749(c)	07/20/34		500	502,192

See Notes to Financial Statements.

PGIM Fixed Income ETFs 141

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Madison Park Euro Funding (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)	4.742%(c)	07/15/32	EUR	250	$267,873
Madison Park Funding Ltd. (Cayman Islands), Series 2015-19A, Class AR3, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	6.918(c)	01/22/37		1,000	1,006,064
Series 2021-38A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)	6.698(c)	07/17/34		250	250,375
Oaktree CLO Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.726(c)	07/15/34		1,000	1,001,891
OCP CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R2, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	6.567(c)	01/15/33		250	250,069
OZLM Ltd. (Cayman Islands),
Series 2018-18A, Class A, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)	6.596(c)	04/15/31		194	193,805
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A2R4, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 1.962%)	7.276(c)	05/21/34		465	466,350
Series 2018-02A, Class A1A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.000%)	6.676(c)	07/16/31		417	417,263
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	6.579(c)	10/20/31		249	248,756
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	6.756(c)	10/15/34		500	502,022
Regatta Funding Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.729(c)	01/20/35		750	752,052
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2023-01A, Class A, 144A, 3 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)	7.251(c)	01/20/36		1,000	1,001,347
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class B, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 0.262%)	7.278(c)	05/07/31		600	600,035
Silver Rock CLO (Cayman Islands),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.880% (Cap N/A, Floor 1.880%)	7.217(c)	01/20/36		1,250	1,248,619

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.790% (Cap N/A, Floor 1.790%)	7.123%(c)	01/20/37		1,250	$1,260,543
TCW CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	6.598(c)	10/20/32		250	250,313
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.739(c)	07/20/34		750	747,030
Tikehau US CLO Ltd. (Bermuda),
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	7.514(c)	07/15/34		750	754,871
Trinitas CLO Ltd. (Cayman Islands),
Series 2023-26A, Class A1, 144A, 3 Month SOFR + 1.690% (Cap N/A, Floor 1.690%)	7.008(c)	01/20/35		1,000	1,002,535
Trinitas Euro CLO (Ireland),
Series 02A, Class CR, 144A, 3 Month EURIBOR + 3.750% (Cap N/A, Floor 3.750%)	7.692(c)	04/15/35	EUR	500	541,083
Trinitas Euro CLO DAC (Ireland),
Series 06A, Class A, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)	5.525(c)	04/15/37	EUR	1,250	1,353,426
Venture CLO Ltd. (Cayman Islands),
Series 2021-43A, Class A1, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)	6.816(c)	04/15/34		250	249,957

					30,478,300

Consumer Loans 0.5%

Mariner Finance Issuance Trust, Series 2020-AA, Class A, 144A	2.190	08/21/34		68	67,071
OneMain Financial Issuance Trust, Series 2023-01A, Class A, 144A	5.500	06/14/38		400	404,138
Series 2023-02A, Class C, 144A	6.740	09/15/36		100	101,200
Series 2023-02A, Class D, 144A	7.520	09/15/36		100	102,486
Oportun Issuance Trust, Series 2022-02, Class A, 144A	5.940	10/09/29		6	6,161
Regional Management Issuance Trust, Series 2022-01, Class A, 144A	3.070	03/15/32		100	95,602

					776,658

See Notes to Financial Statements.

PGIM Fixed Income ETFs 143

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans 0.2%

JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	7.024%(c)	03/25/54	107	$107,394
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A	7.294(cc)	10/25/63	96	98,225
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64	99	99,246

				304,865

Other 0.1%

Goodleap Sustainable Home Solutions Trust, Series 2023-04C, Class A, 144A	6.480	03/20/57	196	199,956

TOTAL ASSET-BACKED SECURITIES (cost $32,264,023)				32,554,848

COMMERCIAL MORTGAGE-BACKED SECURITIES 11.4%
Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF03, Class A1, 144A	1.075	10/15/54	299	279,200
BANK,
Series 2021-BN35, Class A4	2.031	06/15/64	500	410,098
Series 2021-BN38, Class A4	2.275	12/15/64	250	205,406
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2017-BNK03, Class XB, IO	0.584(cc)	02/15/50	8,410	131,231
BANK5,
Series 2023-05YR04, Class A3	6.500	12/15/56	1,200	1,259,600
Barclays Commercial Mortgage Securities Trust,
Series 2020-BID, Class A, 144A, 1 Month SOFR + 2.254% (Cap N/A, Floor 2.140%)	7.572(c)	10/15/37	300	298,125
Series 2020-C07, Class XB, IO	0.985(cc)	04/15/53	1,019	53,476
Series 2023-05C23, Class A3	6.675(cc)	12/15/56	1,100	1,164,035
Benchmark Mortgage Trust,
Series 2020-B19, Class A1	0.628	09/15/53	190	184,488
Series 2021-B26, Class XB, IO, 144A	0.639(cc)	06/15/54	18,164	656,371
Series 2021-B28, Class A1	0.597	08/15/54	532	498,500
Series 2023-B40, Class A2	6.930	12/15/56	400	423,132
Series 2023-V02, Class A3	5.812(cc)	05/15/55	500	509,812
Series 2024-V05, Class A3	5.805	01/10/57	500	513,548

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
BMO Mortgage Trust,
Series 2023-C06, Class XB, IO	0.153%(cc)	09/15/56	25,500	$395,281
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month SOFR + 2.114% (Cap N/A, Floor 2.000%)	7.432(c)	10/15/36	255	254,044
Series 2019-XL, Class J, 144A, 1 Month SOFR + 2.764% (Cap N/A, Floor 2.650%)	8.082(c)	10/15/36	340	331,713
Series 2021-CIP, Class E, 144A, 1 Month SOFR + 2.934% (Cap N/A, Floor 2.820%)	8.252(c)	12/15/38	150	147,563
BX Trust,
Series 2024-PAT, Class A, 144A, 1 Month SOFR + 2.090% (Cap N/A, Floor 2.090%)	7.340(c)	03/15/26	500	498,737
BXP Trust,
Series 2021-601L, Class A, 144A	2.618	01/15/44	250	198,323
CCUBS Commercial Mortgage Trust,
Series 2017-C01, Class A3	3.283(cc)	11/15/50	1,200	1,114,958
CENT Trust,
Series 2023-CITY, Class A, 144A, 1 Month SOFR + 2.620% (Cap N/A, Floor 2.620%)	7.938(c)	09/15/38	200	201,000
Citigroup Commercial Mortgage Trust,
Series 2019-GC43, Class A3	2.782	11/10/52	500	435,448
Commercial Mortgage Trust,
Series 2014-UBS04, Class A5	3.694	08/10/47	1,000	985,570
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A	3.953	09/15/37	250	220,000
CSAIL Commercial Mortgage Trust,
Series 2018-CX11, Class A4	3.766	04/15/51	250	239,002
Series 2019-C16, Class A2	3.067	06/15/52	232	208,678
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class E, 144A, 1 Month SOFR + 3.664% (Cap N/A, Floor 3.550%)	8.982(c)	10/15/36	180	176,958
GS Mortgage Securities Trust,
Series 2017-GS08, Class A3	3.205	11/10/50	150	139,654
Series 2021-GSA03, Class A4	2.369	12/15/54	200	163,937
Series 2021-GSA03, Class XB, IO	0.624(cc)	12/15/54	2,000	81,493
JPMDB Commercial Mortgage Securities Trust,
Series 2020-COR07, Class ASB	2.051	05/13/53	1,100	1,005,418
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP04, Class A3	3.393	12/15/49	205	195,493

See Notes to Financial Statements.

PGIM Fixed Income ETFs 145

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class F, 144A, 1 Month SOFR + 2.715% (Cap N/A, Floor 2.601%)	8.033%(c)	04/15/38	309	$305,607
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3	2.791	11/15/49	1,000	934,583
Series 2019-L02, Class A3	3.806	03/15/52	325	304,301
Series 2020-HR08, Class A3	1.790	07/15/53	365	299,241
MSWF Commercial Mortgage Trust,
Series 2023-01, Class A2	6.451	05/15/56	500	514,875
NJ Trust,
Series 2023-GSP, Class A, 144A	6.481(cc)	01/06/29	200	206,407
ONE Mortgage Trust,
Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)	6.932(c)	03/15/36	120	111,606
One New York Plaza Trust,
Series 2020-01NYP, Class A, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)	6.382(c)	01/15/36	220	213,956
Series 2020-01NYP, Class AJ, 144A, 1 Month SOFR + 1.364% (Cap N/A, Floor 1.250%)	6.682(c)	01/15/36	200	190,535
Wells Fargo Commercial Mortgage Trust,
Series 2017-C40, Class A3	3.317	10/15/50	105	98,837

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $16,874,912)				16,760,240

CORPORATE BONDS 36.6%

Aerospace & Defense 0.6%

Boeing Co. (The),
Sr. Unsec’d. Notes	3.300	03/01/35	190	149,425
Sr. Unsec’d. Notes	3.600	05/01/34	615	518,562
Sr. Unsec’d. Notes	3.900	05/01/49	180	132,006
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	131	131,000

				930,993

Agriculture 1.3%

Altria Group, Inc.,
Gtd. Notes	6.875	11/01/33	330	355,383
BAT Capital Corp. (United Kingdom),
Gtd. Notes	6.343	08/02/30	75	77,560

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Agriculture (cont’d.)

BAT International Finance PLC (United Kingdom),
Gtd. Notes	4.448%	03/16/28	120	$115,623
Gtd. Notes	5.931	02/02/29	25	25,533
Bunge Ltd. Finance Corp.,
Gtd. Notes	2.750	05/14/31	600	510,478
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	5.125	02/15/30	450	447,814
Reynolds American, Inc. (United Kingdom),
Gtd. Notes	5.700	08/15/35	425	404,734

				1,937,125

Airlines 0.5%

American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A	5.750	04/20/29	150	146,260
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A	4.750	10/20/28	300	293,172
Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27	140	139,527
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	225	216,626

				795,585

Apparel 0.1%

Kontoor Brands, Inc.,
Gtd. Notes, 144A	4.125	11/15/29	50	45,009
Wolverine World Wide, Inc.,
Gtd. Notes, 144A	4.000	08/15/29	50	40,076

				85,085

Auto Manufacturers 1.6%

American Honda Finance Corp.,
Sr. Unsec’d. Notes, GMTN	4.900	01/10/34	520	507,205
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43	50	40,531
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	4.271	01/09/27	200	191,574
Sr. Unsec’d. Notes	7.200	06/10/30	255	268,974

See Notes to Financial Statements.

PGIM Fixed Income ETFs 147

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)

General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	5.000%	04/09/27	180	$178,095
Sr. Unsec’d. Notes	5.800	06/23/28	225	228,230
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A	5.250	01/08/27	355	353,849
Mercedes-Benz Finance North America LLC (Germany),
Gtd. Notes, 144A	5.000	01/11/34	285	278,911
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN	4.800	01/05/34	245	238,808

				2,286,177

Auto Parts & Equipment 0.1%

Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000	11/17/28	150	136,734

Banks 8.3%

Bank of America Corp.,
Sr. Unsec’d. Notes	5.288(ff)	04/25/34	235	231,611
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	1,120	936,860
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	5.829(ff)	05/09/27	340	340,600
Sub. Notes	7.119(ff)	06/27/34	310	321,500
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A	1.323(ff)	01/13/27	415	383,773
BPCE SA (France),
Sr. Non-Preferred Notes, 144A	5.716(ff)	01/18/30	250	248,925
Citigroup, Inc.,
Jr. Sub. Notes, Series X	3.875(ff)	02/18/26(oo)	40	37,599
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	990	848,841
Sr. Unsec’d. Notes	5.174(ff)	02/13/30	520	514,713
Sub. Notes	6.174(ff)	05/25/34	70	70,480
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes	5.841(ff)	01/23/30	190	187,717
Comerica, Inc.,
Sr. Unsec’d. Notes	5.982(ff)	01/30/30	295	289,716
Danske Bank A/S (Denmark),
Sr. Preferred Notes, 144A, MTN	6.259(ff)	09/22/26	200	201,993

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	2.311%(ff)	11/16/27	310	$281,967
Fifth Third Bancorp,
Sr. Unsec’d. Notes	4.337(ff)	04/25/33	296	268,087
Sr. Unsec’d. Notes	6.339(ff)	07/27/29	85	87,287
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V	4.125(ff)	11/10/26(oo)	55	50,341
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	735	704,758
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes	5.709(ff)	02/02/35	175	172,716
Sr. Unsec’d. Notes	6.208(ff)	08/21/29	40	40,684
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	125	121,980
Sr. Unsec’d. Notes	1.953(ff)	02/04/32	500	402,090
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	1,210	1,061,515
KeyCorp,
Sr. Unsec’d. Notes	6.401(ff)	03/06/35	75	75,238
Morgan Stanley,
Sr. Unsec’d. Notes	5.449(ff)	07/20/29	95	95,394
Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31	520	450,142
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	35	27,783
Sr. Unsec’d. Notes, MTN	2.943(ff)	01/21/33	450	377,494
Sub. Notes, GMTN	4.350	09/08/26	195	190,612
Societe Generale SA (France),
Gtd. Notes, 144A	2.797(ff)	01/19/28	195	178,640
Sr. Unsec’d. Notes, 144A	6.066(ff)	01/19/35	400	393,594
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	5.716	09/14/28	510	520,814
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	5.867(ff)	06/08/34	45	44,994
Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29	85	89,982
U.S. Bancorp,
Sr. Unsec’d. Notes	5.384(ff)	01/23/30	330	328,139
Sr. Unsec’d. Notes	5.836(ff)	06/12/34	45	45,349
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	6.537(ff)	08/12/33	270	280,503
Sr. Unsec’d. Notes, 144A, SOFR + 1.580%	6.924(c)	05/12/26	200	201,719
Wells Fargo & Co.,
Sr. Unsec’d. Notes	5.389(ff)	04/24/34	125	122,970
Sr. Unsec’d. Notes	6.303(ff)	10/23/29	235	243,552

See Notes to Financial Statements.

PGIM Fixed Income ETFs 149

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Wells Fargo & Co., (cont’d.)
Sr. Unsec’d. Notes, MTN	2.879%(ff)	10/30/30	260	$227,825
Sr. Unsec’d. Notes, MTN	4.808(ff)	07/25/28	295	289,782
Sr. Unsec’d. Notes, MTN	5.574(ff)	07/25/29	160	161,114

				12,151,393

Beverages 0.0%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.900	02/01/46	40	37,243

Biotechnology 0.2%

Amgen, Inc.,
Sr. Unsec’d. Notes	5.600	03/02/43	290	290,943

Building Materials 0.5%

CEMEX Materials LLC (Mexico),
Gtd. Notes	7.700	07/21/25	50	51,096
Fortune Brands Innovations, Inc.,
Sr. Unsec’d. Notes	3.250	09/15/29	175	158,099
Griffon Corp.,
Gtd. Notes	5.750	03/01/28	23	22,266
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.625	12/15/25	25	24,459
Gtd. Notes, 144A	4.875	12/15/27	75	71,316
Masco Corp.,
Sr. Unsec’d. Notes	3.500	11/15/27	230	216,193
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28	75	72,943
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	75	66,903
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A	7.250	01/15/31	20	20,730

				704,005

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals 0.5%

Ashland, Inc.,
Sr. Unsec’d. Notes, 144A	3.375%	09/01/31	75	$62,889
CF Industries, Inc.,
Gtd. Notes	5.150	03/15/34	130	125,960
Chemours Co. (The),
Gtd. Notes	5.375	05/15/27	50	45,996
FMC Corp.,
Sr. Unsec’d. Notes	5.150	05/18/26	140	138,170
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.900	03/27/28	55	54,490
Rain Carbon, Inc.,
Sr. Sec’d. Notes, 144A	12.250	09/01/29	50	50,018
RPM International, Inc.,
Sr. Unsec’d. Notes	2.950	01/15/32	20	16,876
Sasol Financing USA LLC (South Africa),
Gtd. Notes	5.875	03/27/24	200	199,700

				694,099

Commercial Services 0.8%

Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26	52	51,838
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.625	10/01/27	150	141,104
ERAC USA Finance LLC,
Gtd. Notes, 144A	3.300	12/01/26	160	152,314
Gtd. Notes, 144A	4.900	05/01/33	355	345,942
Herc Holdings, Inc.,
Gtd. Notes, 144A	5.500	07/15/27	75	73,422
Mavis Tire Express Services Topco Corp.,
Sr. Unsec’d. Notes, 144A	6.500	05/15/29	75	70,367
RELX Capital, Inc. (United Kingdom),
Gtd. Notes	4.750	05/20/32	30	29,399
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32	50	43,287
University of Southern California,
Sr. Unsec’d. Notes	4.976	10/01/53	212	212,820

See Notes to Financial Statements.

PGIM Fixed Income ETFs 151

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)

Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A	9.750%	08/15/26	50	$50,107
Washington University (The),
Sr. Unsec’d. Notes	4.349	04/15/2122	80	66,640

				1,237,240

Computers 0.6%

Booz Allen Hamilton, Inc.,
Gtd. Notes	5.950	08/04/33	200	205,796
Leidos, Inc.,
Gtd. Notes	4.375	05/15/30	500	469,858
McAfee Corp.,
Sr. Unsec’d. Notes, 144A	7.375	02/15/30	150	132,482
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A	9.500	04/01/29	79	83,916

				892,052

Distribution/Wholesale 0.1%

H&E Equipment Services, Inc.,
Gtd. Notes, 144A	3.875	12/15/28	100	90,178

Diversified Financial Services 0.6%

Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A	4.875	05/01/24	165	164,549
Sr. Unsec’d. Notes, 144A	7.200	12/12/28	50	51,275
Capital One Financial Corp.,
Sr. Unsec’d. Notes	7.624(ff)	10/30/31	100	109,438
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes	2.625	10/15/31	120	98,146
LFS Topco LLC,
Gtd. Notes, 144A	5.875	10/15/26	25	23,129
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.750	11/15/31	150	137,471
OneMain Finance Corp.,
Gtd. Notes	6.875	03/15/25	25	25,248

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)

PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	7.875%	12/15/29	50	$51,145
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN	6.150	12/06/28	200	205,460

				865,861

Electric 1.4%

AEP Texas, Inc.,
Sr. Unsec’d. Notes	5.400	06/01/33	225	224,549
Calpine Corp.,
Sr. Sec’d. Notes, 144A	3.750	03/01/31	225	192,991
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	175	156,930
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A	4.688	05/15/29	200	188,250
Edison International,
Sr. Unsec’d. Notes	5.250	11/15/28	130	129,317
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes, MTN	8.450	08/10/28	200	198,700
NRG Energy, Inc.,
Gtd. Notes, 144A	3.375	02/15/29	50	43,691
Gtd. Notes, 144A	3.875	02/15/32	50	41,985
Pacific Gas & Electric Co.,
First Mortgage	4.500	07/01/40	110	92,414
First Mortgage	4.950	07/01/50	15	12,739
PPL Electric Utilities Corp.,
First Mortgage	4.850	02/15/34	185	180,165
Puget Energy, Inc.,
Sr. Sec’d. Notes	4.224	03/15/32	145	129,470
Sempra,
Jr. Sub. Notes	4.125(ff)	04/01/52	120	110,184
Southern California Edison Co.,
First Mortgage	3.450	02/01/52	30	20,894
First Mortgage	5.300	03/01/28	110	111,057
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	175	169,264
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29	50	45,667

				2,048,267

See Notes to Financial Statements.

PGIM Fixed Income ETFs 153

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electronics 0.0%

Likewize Corp.,
Sr. Sec’d. Notes, 144A	9.750%	10/15/25	50	$50,870

Engineering & Construction 0.4%

Jacobs Engineering Group, Inc.,
Gtd. Notes	6.350	08/18/28	265	272,920
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes	5.500	07/31/47	200	166,408
Sr. Sec’d. Notes, 144A	4.250	10/31/26	200	192,308

				631,636

Entertainment 0.7%

Caesars Entertainment, Inc.,
Gtd. Notes, 144A	4.625	10/15/29	75	68,473
Sr. Sec’d. Notes, 144A	6.500	02/15/32	65	65,495
Sr. Sec’d. Notes, 144A	7.000	02/15/30	75	76,856
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A	6.375	05/01/26	50	49,433
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	7.625	04/15/26	50	50,029
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	6.500	02/15/25	200	200,250
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	50	47,626
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	4.125	07/01/29	50	42,018
Warnermedia Holdings, Inc.,
Gtd. Notes	5.050	03/15/42	265	222,416
Gtd. Notes	5.141	03/15/52	155	125,859

				948,455

Environmental Control 0.0%

GFL Environmental, Inc. (Canada),
Sr. Sec’d. Notes, 144A	6.750	01/15/31	30	30,638

Foods 0.6%

B&G Foods, Inc.,
Gtd. Notes	5.250	04/01/25	18	17,922

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Foods (cont’d.)

B&G Foods, Inc., (cont’d.)
Gtd. Notes	5.250%	09/15/27		50	$46,513
Bellis Finco PLC (United Kingdom),
Gtd. Notes	4.000	02/16/27	GBP	218	248,423
Bimbo Bakeries USA, Inc. (Mexico),
Gtd. Notes, 144A	6.050	01/15/29		205	210,633
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg Sarl,
Gtd. Notes, 144A	6.750	03/15/34		220	225,865
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes	5.125	02/01/28		45	43,865
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		25	22,617
Gtd. Notes, 144A	4.375	01/31/32		25	22,302
Pilgrim’s Pride Corp.,
Gtd. Notes	3.500	03/01/32		50	41,785
Post Holdings, Inc.,
Sr. Unsec’d. Notes, 144A	4.500	09/15/31		75	66,729

					946,654

Gas 0.0%

Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes	5.050	05/15/52		75	67,582

Healthcare-Products 0.2%

Avantor Funding, Inc.,
Gtd. Notes	3.875	07/15/28	EUR	192	201,288
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		25	22,410
Sr. Unsec’d. Notes, 144A	5.250	10/01/29		25	23,118

					246,816

Healthcare-Services 0.9%

DaVita, Inc.,
Gtd. Notes, 144A	4.625	06/01/30		150	131,920
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A	4.375	02/15/27		75	69,844

See Notes to Financial Statements.

PGIM Fixed Income ETFs 155

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

Nationwide Children’s Hospital, Inc.,
Unsec’d. Notes	4.556%	11/01/52	220	$200,365
Presbyterian Healthcare Services,
Unsec’d. Notes	4.875	08/01/52	150	142,823
Queen’s Health Systems (The),
Sec’d. Notes	4.810	07/01/52	90	83,972
Tenet Healthcare Corp.,
Gtd. Notes	6.125	10/01/28	100	98,848
Sr. Sec’d. Notes, 144A	6.750	05/15/31	125	126,210
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	5.200	04/15/63	455	433,747

				1,287,729

Home Builders 0.4%

Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	50	45,784
Beazer Homes USA, Inc.,
Gtd. Notes	7.250	10/15/29	75	75,062
Brookfield Residential Properties, Inc./Brookfield
Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	75	66,320
Century Communities, Inc.,
Gtd. Notes	6.750	06/01/27	50	50,087
Empire Communities Corp. (Canada),
Sr. Unsec’d. Notes, 144A	7.000	12/15/25	50	49,500
Forestar Group, Inc.,
Gtd. Notes, 144A	3.850	05/15/26	50	47,561
M/I Homes, Inc.,
Gtd. Notes	4.950	02/01/28	150	142,722
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	04/01/29	50	46,981

				524,017

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Housewares 0.1%

Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.000%	04/01/31	50	$42,379
Gtd. Notes	4.375	02/01/32	75	62,803

				105,182

Insurance 0.9%

Corebridge Financial, Inc.,
Sr. Unsec’d. Notes	4.400	04/05/52	100	80,383
Sr. Unsec’d. Notes	5.750	01/15/34	450	449,032
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes	3.375	03/03/31	115	99,206
Sr. Unsec’d. Notes	5.625	08/16/32	135	132,640
Sr. Unsec’d. Notes, 144A	6.000	12/07/33	405	405,251
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	4.569	02/01/29	165	159,097

				1,325,609

Internet 0.1%

Gen Digital, Inc.,
Sr. Unsec’d. Notes, 144A	5.000	04/15/25	125	123,758

Iron/Steel 0.1%

Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	9.250	10/01/28	50	52,437
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes	3.450	04/15/30	120	109,052

				161,489

Leisure Time 0.3%

Carnival Corp.,
Gtd. Notes, 144A	5.750	03/01/27	50	49,375
Sr. Sec’d. Notes, 144A	4.000	08/01/28	75	69,210
Carnival Holdings Bermuda Ltd.,
Gtd. Notes, 144A	10.375	05/01/28	25	27,270
NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	50	48,688

See Notes to Financial Statements.

PGIM Fixed Income ETFs 157

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Leisure Time (cont’d.)

Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A	7.250%	01/15/30	25	$26,000
Sr. Unsec’d. Notes, 144A	5.500	08/31/26	100	98,853
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27	50	48,844
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A	5.625	02/15/29	50	48,125

				416,365

Lodging 0.6%

Marriott International, Inc.,
Sr. Unsec’d. Notes	4.900	04/15/29	30	29,634
Sr. Unsec’d. Notes	5.300	05/15/34	440	433,066
MGM Resorts International,
Gtd. Notes	4.750	10/15/28	225	211,162
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.500	10/01/27	200	189,500

				863,362

Machinery-Diversified 0.3%

Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A	7.500	01/01/30	50	51,586
Ingersoll Rand, Inc.,
Sr. Unsec’d. Notes	5.700	08/14/33	120	122,130
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A	11.500	09/01/28	75	78,140
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes	4.700	09/15/28	140	136,567

				388,423

Media 1.3%

CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	4.500	05/01/32	50	39,509
Sr. Unsec’d. Notes, 144A	4.250	01/15/34	25	18,697
Sr. Unsec’d. Notes, 144A	4.500	06/01/33	100	76,956

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Media (cont’d.)

Charter Communications Operating LLC/Charter
Communications Operating Capital,
Sr. Sec’d. Notes	3.900%	06/01/52		400	$251,008
Cox Communications, Inc.,
Gtd. Notes, 144A	5.450	09/15/28		525	529,035
CSC Holdings LLC,
Gtd. Notes, 144A	6.500	02/01/29		400	348,405
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $1,688;purchased 01/31/2024)(f)	6.625	08/15/27(d)		25	1,461
Sec’d. Notes, 144A (original cost $39,000;purchased 08/30/2022)(f)	5.375	08/15/26(d)		200	11,887
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29		50	21,050
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750	11/15/27		250	260,804
Gray Television, Inc.,
Gtd. Notes, 144A	5.875	07/15/26		25	23,729
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	8.000	08/15/28		80	80,411
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.250	01/15/30	GBP	206	222,522

					1,885,474

Mining 0.7%

Freeport-McMoRan, Inc.,
Gtd. Notes	5.400	11/14/34		135	131,094
Hecla Mining Co.,
Gtd. Notes	7.250	02/15/28		25	24,949
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT (Indonesia),
Sr. Unsec’d. Notes	4.750	05/15/25		200	197,274
Kinross Gold Corp. (Canada),
Gtd. Notes	4.500	07/15/27		150	145,472
Newmont Corp.,
Gtd. Notes	2.250	10/01/30		160	133,799
Gtd. Notes	2.600	07/15/32		265	217,972

See Notes to Financial Statements.

PGIM Fixed Income ETFs 159

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining (cont’d.)

Novelis Corp.,
Gtd. Notes, 144A	3.250%	11/15/26	200	$186,013

				1,036,573

Miscellaneous Manufacturing 0.1%

Teledyne Technologies, Inc.,
Gtd. Notes	2.750	04/01/31	115	97,581

Office/Business Equipment 0.1%

CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670	12/01/26	140	129,939

Oil & Gas 3.1%

Aker BP ASA (Norway),
Gtd. Notes, 144A	3.100	07/15/31	200	168,292
Sr. Unsec’d. Notes, 144A	3.750	01/15/30	500	453,255
Sr. Unsec’d. Notes, 144A	4.000	01/15/31	240	216,695
Sr. Unsec’d. Notes, 144A	6.000	06/13/33	250	254,307
Antero Resources Corp.,
Gtd. Notes, 144A	5.375	03/01/30	50	47,691
BP Capital Markets America, Inc.,
Gtd. Notes	4.812	02/13/33	300	292,704
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes	5.850	02/01/35	250	249,545
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	3.750	02/15/52	100	71,265
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.875	02/01/29	125	123,514
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A	7.000	06/15/25	75	74,875
Civitas Resources, Inc.,
Gtd. Notes, 144A	5.000	10/15/26	100	97,080
Gtd. Notes, 144A	8.375	07/01/28	25	26,162
Gtd. Notes, 144A	8.625	11/01/30	25	26,773
Crescent Energy Finance LLC,
Gtd. Notes, 144A	9.250	02/15/28	40	41,878
Devon Energy Corp.,
Sr. Unsec’d. Notes	5.875	06/15/28	95	95,556

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Diamondback Energy, Inc.,
Gtd. Notes	6.250%	03/15/33	275	$289,008
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	6.875	04/29/30	30	29,184
Sr. Unsec’d. Notes	8.625	01/19/29	130	137,670
Sr. Unsec’d. Notes	8.875	01/13/33	100	105,100
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.750	01/30/28	75	75,593
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A	4.875	03/30/26	90	84,530
Sr. Sec’d. Notes, 144A	5.375	03/30/28	44	39,442
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes	2.900	09/29/31	65	53,917
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	25	24,307
Sr. Unsec’d. Notes, 144A	6.250	04/15/32	75	72,918
Permian Resources Operating LLC,
Gtd. Notes, 144A	8.000	04/15/27	75	77,370
Petroleos Mexicanos (Mexico),
Gtd. Notes	4.750	02/26/29	EUR 100	90,929
Gtd. Notes	6.500	03/13/27	100	93,265
Gtd. Notes	6.500	01/23/29	100	87,598
Gtd. Notes, EMTN	2.750	04/21/27	EUR 100	92,060
Gtd. Notes, EMTN	4.875	02/21/28	EUR 230	219,114
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes	2.150	01/15/31	125	104,680
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A	6.875	09/19/33	380	397,107
Southwestern Energy Co.,
Gtd. Notes	4.750	02/01/32	25	22,702
Gtd. Notes	5.375	02/01/29	50	48,362
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A	5.000	05/18/27	200	196,031

				4,580,479

Packaging & Containers 0.3%

AptarGroup, Inc.,
Sr. Unsec’d. Notes	3.600	03/15/32	140	122,936

See Notes to Financial Statements.

PGIM Fixed Income ETFs 161

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Packaging & Containers (cont’d.)
Ball Corp.,
Gtd. Notes	6.000%	06/15/29	50	$50,269
Berry Global, Inc.,
Sr. Sec’d. Notes, 144A	5.500	04/15/28	240	238,654
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A	4.375	10/15/28	100	93,115

				504,974

Pharmaceuticals 0.9%
AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050	11/21/39	265	232,594
AdaptHealth LLC,
Gtd. Notes, 144A	6.125	08/01/28	125	114,973
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	6.250	02/15/29	50	22,750
Cigna Group (The),
Sr. Unsec’d. Notes	3.200	03/15/40	235	175,506
CVS Health Corp.,
Sr. Unsec’d. Notes	2.700	08/21/40	130	88,501
Sr. Unsec’d. Notes	3.250	08/15/29	225	204,710
Merck & Co., Inc.,
Sr. Unsec’d. Notes	2.900	12/10/61	55	34,066
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A	5.125	04/30/31	200	171,210
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	3.200	09/23/26	225	214,215
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40	125	91,756

				1,350,281

Pipelines 3.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	6.625	02/01/32	70	69,754
Gtd. Notes, 144A	7.875	05/15/26	75	76,595
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A	6.036	11/15/33	370	380,052

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
DCP Midstream Operating LP,
Gtd. Notes	5.625%	07/15/27	540	$542,787
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	315	304,502
Sr. Unsec’d. Notes	5.400	10/01/47	285	257,744
Sr. Unsec’d. Notes	5.550	05/15/34	55	54,454
Sr. Unsec’d. Notes	6.400	12/01/30	35	36,714
Sr. Unsec’d. Notes	6.550	12/01/33	20	21,201
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A	7.500	06/01/27	25	25,579
Sr. Unsec’d. Notes, 144A	7.500	06/01/30	25	26,626
MPLX LP,
Sr. Unsec’d. Notes	1.750	03/01/26	360	335,812
Sr. Unsec’d. Notes	4.950	03/14/52	55	47,366
Sr. Unsec’d. Notes	5.200	03/01/47	105	94,294
Sr. Unsec’d. Notes	5.500	02/15/49	55	51,499
ONEOK, Inc.,
Gtd. Notes	4.450	09/01/49	150	119,626
Gtd. Notes	5.200	07/15/48	65	58,683
Gtd. Notes	6.050	09/01/33	130	133,950
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	75	71,239
Targa Resources Corp.,
Gtd. Notes	4.200	02/01/33	40	35,990
Gtd. Notes	6.500	03/30/34	275	291,975
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.500	03/01/28	248	237,506
Sr. Unsec’d. Notes	4.650	07/01/26	150	146,639
Sr. Unsec’d. Notes	6.150	04/01/33	50	50,835
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	2.600	03/15/31	465	391,727
Sr. Unsec’d. Notes	3.500	11/15/30	450	405,801
Sr. Unsec’d. Notes	5.150	03/15/34	255	249,226
Sr. Unsec’d. Notes	5.400	03/02/26	95	95,221

				4,613,397

See Notes to Financial Statements.

PGIM Fixed Income ETFs 163

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate 0.0%
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.375%	02/01/31	50	$42,726

Real Estate Investment Trusts (REITs) 2.1%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes	4.750	04/15/35	30	27,912
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	4.050	07/01/30	145	133,153
Sr. Unsec’d. Notes	5.500	02/15/34	185	180,091
COPT Defense Properties LP,
Gtd. Notes	2.750	04/15/31	115	92,759
Crown Castle, Inc.,
Sr. Unsec’d. Notes	4.800	09/01/28	255	248,642
Sr. Unsec’d. Notes	5.600	06/01/29	140	140,929
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	75	56,923
Gtd. Notes	9.750	06/15/25	25	24,898
Sr. Unsec’d. Notes	4.750	02/15/28	25	19,917
Extra Space Storage LP,
Gtd. Notes	3.900	04/01/29	135	126,014
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.250	01/15/32	55	45,632
Gtd. Notes	5.250	06/01/25	160	158,690
Invitation Homes Operating Partnership LP,
Gtd. Notes	5.450	08/15/30	280	278,809
Kimco Realty OP LLC,
Gtd. Notes	4.600	02/01/33	335	314,004
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	5.000	10/15/27	150	122,542
Realty Income Corp.,
Sr. Unsec’d. Notes	2.700	02/15/32	135	110,660
Sr. Unsec’d. Notes	4.700	12/15/28	270	265,459
Sun Communities Operating LP,
Gtd. Notes	2.300	11/01/28	155	134,510
Gtd. Notes	4.200	04/15/32	80	70,997
Gtd. Notes	5.500	01/15/29	265	262,478
Gtd. Notes	5.700	01/15/33	45	44,296

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)
VICI Properties LP,
Sr. Unsec’d. Notes	4.750%	02/15/28		60	$58,129
Welltower OP LLC,
Gtd. Notes	4.250	04/15/28		175	169,266

					3,086,710

Retail 0.5%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A	3.500	02/15/29		25	22,465
Brinker International, Inc.,
Gtd. Notes, 144A	8.250	07/15/30		75	78,628
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	100	112,735
Sr. Sec’d. Notes, 144A	12.000	11/30/28		200	210,650
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A	4.625	01/15/29		75	68,093
Gap, Inc. (The),
Gtd. Notes, 144A	3.875	10/01/31		50	40,247
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	5.625	12/01/25		150	149,965
Gtd. Notes	6.750	03/01/32		40	39,848
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes, 144A	5.000	06/01/31		50	45,041

					767,672

Semiconductors 0.1%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A	3.137	11/15/35		205	162,479

Software 0.3%
Fiserv, Inc.,
Sr. Unsec’d. Notes	5.375	08/21/28		130	130,802
Sr. Unsec’d. Notes	5.450	03/02/28		140	141,143

See Notes to Financial Statements.

PGIM Fixed Income ETFs 165

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Software (cont’d.)
Oracle Corp.,
Sr. Unsec’d. Notes	3.600%	04/01/50	180	$126,686
Sr. Unsec’d. Notes	5.550	02/06/53	50	47,858

				446,489

Telecommunications 0.7%
AT&T, Inc.,
Sr. Unsec’d. Notes	3.550	09/15/55	275	187,358
Sr. Unsec’d. Notes	5.400	02/15/34	260	260,347
T-Mobile USA, Inc.,
Gtd. Notes	2.550	02/15/31	450	379,193
Gtd. Notes	3.750	04/15/27	45	43,138
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	4.016	12/03/29	235	223,056

				1,093,092

Transportation 0.2%
GN Bondco LLC,
Sr. Sec’d. Notes, 144A	9.500	10/15/31	175	173,235
XPO, Inc.,
Sr. Sec’d. Notes, 144A	6.250	06/01/28	100	100,276

				273,511

Trucking & Leasing 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	5.750	05/24/26	300	301,601

TOTAL CORPORATE BONDS (cost $55,544,796)				53,674,543

FLOATING RATE AND OTHER LOANS 0.0%

Media
Diamond Sports Group LLC,
First Lien Term Loan, 1 Month SOFR + 10.100%	13.423(c)	05/25/26	50	48,125

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Media (cont’d.)

Diamond Sports Group LLC, (cont’d.)
Second Lien Term Loan	8.175%	08/24/26(d)	25	$1,354

TOTAL FLOATING RATE AND OTHER LOANS (cost $49,500)				49,479

MUNICIPAL BONDS 0.1%

Michigan 0.1%

Michigan State University,
Taxable, Revenue Bonds, Series A	4.165	08/15/2122	45	35,081
University of Michigan,
Taxable, Revenue Bonds, Series A	4.454	04/01/2122	100	85,338

				120,419

Minnesota 0.0%

University of Minnesota,
Taxable, Revenue Bonds	4.048	04/01/52	95	82,747

TOTAL MUNICIPAL BONDS (cost $240,000)				203,166

RESIDENTIAL MORTGAGE-BACKED SECURITIES 2.7%
Citigroup Mortgage Loan Trust,
Series 2022-A, Class A1, 144A	6.170	09/25/62	89	89,238
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	11.572(c)	03/25/42	15	16,633
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	10.572(c)	03/25/42	20	21,613
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 3.100%)	8.421(c)	06/25/43	100	104,753
Series 2023-R06, Class 1M2, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 0.000%)	8.022(c)	07/25/43	100	103,128
Credit Suisse Mortgage Trust,
Series 2022-RPL04, Class A1, 144A	3.904(cc)	04/25/62	86	80,228

See Notes to Financial Statements.

PGIM Fixed Income ETFs 167

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)	7.972%(c)	01/25/51	500	$520,800
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	6.822(c)	10/25/41	200	199,500
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)	7.172(c)	01/25/42	300	300,931
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)	7.722(c)	02/25/42	100	102,084
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	8.222(c)	04/25/42	310	320,820
Series 2022-DNA06, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 0.000%)	9.022(c)	09/25/42	600	637,008
PMT Credit Risk Transfer Trust,
Series 2019-02R, Class A, 144A, 1 Month SOFR + 3.864% (Cap N/A, Floor 2.750%)	9.193(c)	05/30/25	249	248,800
Series 2023-01R, Class A, 144A, 30 Day Average SOFR + 4.400% (Cap N/A, Floor 0.000%)	9.721(c)	03/27/25	182	184,408
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.810(c)	05/25/33	800	800,000
Radnor Re Ltd.,
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	8.022(c)	07/25/33	150	151,308
Towd Point Mortgage Trust,
Series 2024-CES02, Class A1A, 144A	6.125(cc)	02/25/64	100	100,151

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $3,832,964)				3,981,403

SOVEREIGN BONDS 0.9%
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28	80	78,742
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A	5.500	02/22/29	150	145,090

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Dominican Republic International Bond (Dominican Republic), (cont’d.)
Sr. Unsec’d. Notes, 144A	6.875%	01/29/26		100	$101,063
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	150	149,282
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	100	85,490
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, EMTN	1.750	07/13/30	EUR	160	140,326
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	300	311,076
Sr. Unsec’d. Notes, 144A	6.250	05/26/28		200	203,126
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	7.750	09/01/26(d)		100	29,995

TOTAL SOVEREIGN BONDS (cost $1,380,044)					1,244,190

U.S. GOVERNMENT AGENCY OBLIGATIONS 16.1%
Federal Home Loan Mortgage Corp.	2.000	11/01/50		510	403,650
Federal Home Loan Mortgage Corp.	2.000	03/01/51		511	402,866
Federal Home Loan Mortgage Corp.	2.000	05/01/51		500	394,672
Federal Home Loan Mortgage Corp.	2.500	03/01/51		556	460,310
Federal Home Loan Mortgage Corp.	2.500	04/01/51		463	383,009
Federal Home Loan Mortgage Corp.	3.000	01/01/52		441	380,390
Federal Home Loan Mortgage Corp.	3.000	02/01/52		436	372,932
Federal Home Loan Mortgage Corp.	3.000	03/01/52		202	175,104
Federal Home Loan Mortgage Corp.	3.500	08/01/43		449	410,709
Federal Home Loan Mortgage Corp.	5.000	09/01/52		274	265,845
Federal Home Loan Mortgage Corp.	6.000	08/01/52		112	112,213
Federal National Mortgage Assoc.	1.500	05/01/36		739	639,583
Federal National Mortgage Assoc.	1.500	02/01/51		738	553,282
Federal National Mortgage Assoc.	2.000	TBA		500	393,379
Federal National Mortgage Assoc.	2.000	11/01/50		892	704,060
Federal National Mortgage Assoc.	2.500	TBA		500	411,243
Federal National Mortgage Assoc.	2.500	12/01/49		350	290,494
Federal National Mortgage Assoc.	2.500	02/01/50		144	119,510
Federal National Mortgage Assoc.	2.500	07/01/51		744	614,032
Federal National Mortgage Assoc.(tt)	3.000	TBA		500	427,608
Federal National Mortgage Assoc.	3.000	12/01/51		426	366,156
Federal National Mortgage Assoc.	3.000	01/01/52		205	176,164
Federal National Mortgage Assoc.	3.000	02/01/52		988	846,657

See Notes to Financial Statements.

PGIM Fixed Income ETFs 169

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	3.000%	03/01/52	963	$825,366
Federal National Mortgage Assoc.	3.500	TBA	500	445,093
Federal National Mortgage Assoc.	3.500	02/01/52	834	745,783
Federal National Mortgage Assoc.	4.000	05/01/52	1,549	1,426,289
Federal National Mortgage Assoc.	4.500	TBA	500	473,459
Federal National Mortgage Assoc.	4.500	06/01/52	1,370	1,297,574
Federal National Mortgage Assoc.	4.500	09/01/52	960	908,784
Federal National Mortgage Assoc.	5.000	TBA	750	727,412
Federal National Mortgage Assoc.	5.000	06/01/52	215	208,392
Federal National Mortgage Assoc.	5.000	07/01/52	686	665,977
Federal National Mortgage Assoc.	5.000	09/01/52	142	137,546
Federal National Mortgage Assoc.(tt)	5.500	TBA	1,000	989,173
Federal National Mortgage Assoc.	5.500	11/01/52	1,395	1,384,504
Federal National Mortgage Assoc.	6.000	11/01/52	96	97,076
Federal National Mortgage Assoc.	6.000	12/01/52	398	401,079
Federal National Mortgage Assoc.	6.500	06/01/53	102	103,623
Government National Mortgage Assoc.	2.500	09/20/51	959	812,328
Government National Mortgage Assoc.	3.000	08/20/51	1,123	984,807
Government National Mortgage Assoc.	3.500	08/20/50	178	162,793
Government National Mortgage Assoc.	3.500	12/20/51	440	399,074
Government National Mortgage Assoc.	3.500	03/20/52	444	401,275
Government National Mortgage Assoc.	5.000	09/20/52	479	467,907
Government National Mortgage Assoc.	5.500	09/20/52	218	216,450

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $24,228,918)				23,585,632

U.S. TREASURY OBLIGATIONS 8.8%
U.S. Treasury Bonds(k)	2.000	11/15/41	3,460	2,394,969
U.S. Treasury Bonds	2.250	05/15/41	890	649,839
U.S. Treasury Bonds(h)	2.375	02/15/42	3,745	2,753,160
U.S. Treasury Bonds	2.375	05/15/51	525	354,457
U.S. Treasury Bonds	3.375	11/15/48	1,400	1,162,875
U.S. Treasury Bonds	4.000	11/15/52	1,110	1,039,758
U.S. Treasury Bonds	4.125	08/15/53	375	359,297
U.S. Treasury Bonds	4.750	11/15/53	390	415,228
U.S. Treasury Notes	3.875	12/31/29	1,145	1,121,474
U.S. Treasury Notes	4.625	09/30/30	420	428,269
U.S. Treasury Strips Coupon(k)	2.490(s)	11/15/41	1,925	839,180
U.S. Treasury Strips Coupon	4.686(s)	02/15/41	730	330,468
U.S. Treasury Strips Coupon	4.740(s)	08/15/40	75	34,854
U.S. Treasury Strips Coupon	4.871(s)	02/15/42	20	8,606

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Strips Coupon(k)	5.349%(s)	05/15/40	2,080	$980,931

TOTAL U.S. TREASURY OBLIGATIONS (cost $14,296,104)				12,873,365

TOTAL LONG-TERM INVESTMENTS (cost $148,711,261)				144,926,866

			Shares

SHORT-TERM INVESTMENT 4.3%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 5.545%) (cost $6,273,632)(wb)			6,273,632	6,273,632

TOTAL INVESTMENTS 103.1% (cost $154,984,893)				151,200,498
Liabilities in excess of other assets(z) (3.1)%				(4,563,895)

NET ASSETS 100.0%				$146,636,603

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 29, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of February 29, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $40,688. The aggregate value of $13,348 is 0.0% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $1,500,000 is 1.0% of net assets.
(wb)	Represents an investment in a Fund affiliated with the Manager.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 171

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at February 29, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
29	3 Month CME SOFR	Mar. 2024	$6,861,944	$5,819
18	3 Month CME SOFR	Jun. 2024	4,260,825	1,475
11	3 Month CME SOFR	Sep. 2024	2,609,475	2,251
102	2 Year U.S. Treasury Notes	Jun. 2024	20,884,500	(7,649)
36	5 Year U.S. Treasury Notes	Jun. 2024	3,848,625	1,911
70	10 Year U.S. Treasury Notes	Jun. 2024	7,730,625	9,078
2	10 Year U.S. Ultra Treasury Notes	Jun. 2024	228,344	1,074
18	20 Year U.S. Treasury Bonds	Jun. 2024	2,146,500	16,389
37	30 Year U.S. Ultra Treasury Bonds	Jun. 2024	4,731,375	55,769

				86,117

Short Positions:
4	5 Year Euro-Bobl	Mar. 2024	502,442	4,739
3	10 Year Euro-Bund	Mar. 2024	430,105	2,581

				7,320

				$93,437

Forward foreign currency exchange contracts outstanding at February 29, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 04/02/24	CITI	BRL	219	$44,000	$43,968	$—	$(32)
Expiring 04/02/24	DB	BRL	1,406	284,025	281,922	—	(2,103)
Expiring 04/02/24	TD	BRL	361	72,000	72,440	440	—
Chinese Renminbi,
Expiring 04/24/24	CITI	CNH	1,106	155,000	154,088	—	(912)
Expiring 04/24/24	JPM	CNH	1,143	159,000	159,113	113	—
Colombian Peso,
Expiring 03/20/24	CITI	COP	117,606	29,172	29,859	687	—
Expiring 03/20/24	GSI	COP	154,002	37,736	39,098	1,362	—
Expiring 03/20/24	GSI	COP	152,779	37,692	38,788	1,096	—
Czech Koruna,
Expiring 04/19/24	MSI	CZK	689	30,205	29,363	—	(842)

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Forward foreign currency exchange contracts outstanding at February 29, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 04/19/24	SSB	EUR	254	$276,469	$275,614	$—	$(855)
Indian Rupee,
Expiring 03/20/24	CITI	INR	12,494	150,000	150,545	545	—
Expiring 03/20/24	CITI	INR	12,356	147,681	148,889	1,208	—
Expiring 03/20/24	CITI	INR	12,356	147,701	148,889	1,188	—
Expiring 03/20/24	MSI	INR	20,897	251,000	251,799	799	—
Indonesian Rupiah,
Expiring 03/20/24	BOA	IDR	1,719,455	110,523	109,377	—	(1,146)
Expiring 03/20/24	BOA	IDR	1,686,082	107,730	107,253	—	(477)
Expiring 03/20/24	CITI	IDR	2,107,150	134,000	134,038	38	—
Expiring 03/20/24	CITI	IDR	1,897,038	121,000	120,672	—	(328)
Expiring 03/20/24	CITI	IDR	1,842,570	118,000	117,208	—	(792)
Expiring 03/20/24	JPM	IDR	1,851,045	119,000	117,747	—	(1,253)
Expiring 03/20/24	JPM	IDR	764,169	49,000	48,610	—	(390)
Israeli Shekel,
Expiring 03/20/24	BOA	ILS	400	108,330	112,085	3,755	—
Expiring 03/20/24	CITI	ILS	359	97,000	100,586	3,586	—
Expiring 03/20/24	GSI	ILS	19	5,238	5,339	101	—
Japanese Yen,
Expiring 04/19/24	BOA	JPY	13,098	91,757	88,090	—	(3,667)
Mexican Peso,
Expiring 03/20/24	BOA	MXN	1,783	104,000	104,280	280	—
Expiring 03/20/24	DB	MXN	682	38,980	39,871	891	—
Expiring 03/20/24	GSI	MXN	1,789	102,000	104,638	2,638	—
Expiring 03/20/24	JPM	MXN	1,553	90,000	90,794	794	—
Expiring 03/20/24	JPM	MXN	1,448	85,000	84,669	—	(331)
Expiring 03/20/24	MSI	MXN	761	44,000	44,474	474	—
Expiring 03/20/24	TD	MXN	1,390	79,000	81,306	2,306	—
New Taiwanese Dollar,
Expiring 03/20/24	CITI	TWD	7,368	234,000	233,074	—	(926)
Expiring 03/20/24	CITI	TWD	6,665	211,000	210,845	—	(155)
Expiring 03/20/24	GSI	TWD	4,517	143,000	142,885	—	(115)
Peruvian Nuevo Sol,
Expiring 03/20/24	BNP	PEN	278	73,435	73,472	37	—
Expiring 03/20/24	BNP	PEN	51	13,617	13,515	—	(102)
Expiring 03/20/24	CITI	PEN	143	37,400	37,736	336	—
Expiring 03/20/24	MSI	PEN	177	46,893	46,748	—	(145)
Philippine Peso,
Expiring 03/20/24	BOA	PHP	7,673	137,000	136,564	—	(436)

See Notes to Financial Statements.

PGIM Fixed Income ETFs 173

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Forward foreign currency exchange contracts outstanding at February 29, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 03/20/24	BOA	PHP	7,493	$134,000	$133,357	$—	$(643)
Expiring 03/20/24	CITI	PHP	9,468	168,000	168,512	512	—
Expiring 03/20/24	CITI	PHP	8,385	149,000	149,234	234	—
Expiring 03/20/24	CITI	PHP	7,535	135,000	134,102	—	(898)
Expiring 03/20/24	CITI	PHP	7,287	130,000	129,679	—	(321)
Expiring 03/20/24	JPM	PHP	9,218	165,000	164,050	—	(950)
Expiring 03/20/24	JPM	PHP	7,506	135,000	133,594	—	(1,406)
Expiring 03/20/24	MSI	PHP	13,186	235,000	234,671	—	(329)
Expiring 03/20/24	MSI	PHP	8,309	148,000	147,872	—	(128)
Polish Zloty,
Expiring 04/19/24	GSI	PLN	238	58,795	59,648	853	—
Expiring 04/19/24	JPM	PLN	138	34,205	34,640	435	—
Singapore Dollar,
Expiring 03/20/24	CITI	SGD	114	86,000	84,649	—	(1,351)
Expiring 03/20/24	CITI	SGD	107	81,000	79,935	—	(1,065)
Expiring 03/20/24	CITI	SGD	54	40,000	39,849	—	(151)
Expiring 03/20/24	JPM	SGD	364	271,000	270,495	—	(505)
Expiring 03/20/24	MSI	SGD	91	69,000	68,056	—	(944)
Expiring 03/20/24	SSB	SGD	222	165,000	164,812	—	(188)
Expiring 03/20/24	SSB	SGD	48	36,000	36,002	2	—
South African Rand,
Expiring 03/20/24	CITI	ZAR	4,543	241,000	236,454	—	(4,546)
Expiring 03/20/24	SSB	ZAR	1,256	67,000	65,390	—	(1,610)
Expiring 03/20/24	TD	ZAR	5,177	276,707	269,441	—	(7,266)
South Korean Won,
Expiring 03/20/24	BOA	KRW	158,258	119,000	118,771	—	(229)
Expiring 03/20/24	CITI	KRW	136,630	103,000	102,539	—	(461)
Expiring 03/20/24	SSB	KRW	110,343	84,000	82,811	—	(1,189)
Thai Baht,
Expiring 03/20/24	CITI	THB	3,808	112,000	106,352	—	(5,648)
Expiring 03/20/24	CITI	THB	3,501	101,000	97,766	—	(3,234)
Expiring 03/20/24	GSI	THB	3,923	110,000	109,568	—	(432)
Expiring 03/20/24	MSI	THB	3,628	105,000	101,319	—	(3,681)
Turkish Lira,
Expiring 03/20/24	BNP	TRY	1,354	43,000	42,346	—	(654)
Expiring 03/20/24	BNP	TRY	1,119	35,000	34,997	—	(3)

				$7,959,291	$7,931,162	24,710	(52,839)

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Forward foreign currency exchange contracts outstanding at February 29, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 04/19/24	DB	GBP	419	$533,210	$528,778	$4,432	$—
Expiring 04/19/24	JPM	GBP	11	14,000	13,950	50	—
Chilean Peso,
Expiring 03/20/24	CITI	CLP	109,441	113,000	113,166	—	(166)
Expiring 03/20/24	CITI	CLP	95,157	97,000	98,396	—	(1,396)
Expiring 03/20/24	DB	CLP	109,027	113,000	112,738	262	—
Chinese Renminbi,
Expiring 04/24/24	MSI	CNH	7,504	1,050,762	1,044,990	5,772	—
Colombian Peso,
Expiring 03/20/24	SSB	COP	405,756	102,000	103,015	—	(1,015)
Czech Koruna,
Expiring 04/19/24	BNP	CZK	2,625	112,000	111,901	99	—
Expiring 04/19/24	BNP	CZK	2,191	94,000	93,408	592	—
Expiring 04/19/24	BOA	CZK	2,491	109,000	106,219	2,781	—
Expiring 04/19/24	BOA	CZK	2,275	96,000	96,984	—	(984)
Expiring 04/19/24	CITI	CZK	2,226	97,000	94,915	2,085	—
Expiring 04/19/24	GSI	CZK	2,714	116,000	115,716	284	—
Expiring 04/19/24	GSI	CZK	1,413	59,568	60,229	—	(661)
Expiring 04/19/24	JPM	CZK	1,004	42,432	42,790	—	(358)
Expiring 04/19/24	MSI	CZK	2,679	114,000	114,230	—	(230)
Euro,
Expiring 04/19/24	BOA	EUR	1,006	1,098,298	1,089,463	8,835	—
Expiring 04/19/24	CITI	EUR	80	85,836	86,649	—	(813)
Expiring 04/19/24	CITI	EUR	41	44,589	44,407	182	—
Expiring 04/19/24	CITI	EUR	40	43,000	42,847	153	—
Expiring 04/19/24	CITI	EUR	39	43,000	42,646	354	—
Expiring 04/19/24	CITI	EUR	38	42,000	41,258	742	—
Expiring 04/19/24	DB	EUR	175	189,794	189,544	250	—
Expiring 04/19/24	MSI	EUR	1,118	1,215,357	1,211,349	4,008	—
Expiring 04/19/24	MSI	EUR	744	800,436	806,090	—	(5,654)
Expiring 04/19/24	SSB	EUR	1,627	1,788,419	1,762,685	25,734	—
Expiring 04/19/24	SSB	EUR	1,155	1,257,311	1,251,509	5,802	—
Expiring 04/19/24	TD	EUR	1,509	1,647,648	1,634,196	13,452	—
Hungarian Forint,
Expiring 04/19/24	BOA	HUF	55,866	158,882	153,184	5,698	—
Expiring 04/19/24	CITI	HUF	29,037	81,000	79,618	1,382	—
Expiring 04/19/24	GSI	HUF	102,934	295,839	282,244	13,595	—
Expiring 04/19/24	JPM	HUF	30,660	85,000	84,070	930	—

See Notes to Financial Statements.

PGIM Fixed Income ETFs 175

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Forward foreign currency exchange contracts outstanding at February 29, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah,
Expiring 03/20/24	GSI	IDR	439,180	$28,000	$27,937	$63	$—
Expiring 03/20/24	JPM	IDR	1,784,328	114,000	113,503	497	—
Israeli Shekel,
Expiring 03/20/24	CITI	ILS	489	134,000	137,000	—	(3,000)
Expiring 03/20/24	CITI	ILS	289	78,389	81,010	—	(2,621)
Mexican Peso,
Expiring 03/20/24	TD	MXN	744	43,000	43,513	—	(513)
New Taiwanese Dollar,
Expiring 03/20/24	CITI	TWD	12,931	421,000	409,039	11,961	—
Expiring 03/20/24	JPM	TWD	31,709	1,034,944	1,003,019	31,925	—
Expiring 03/20/24	MSI	TWD	8,889	290,000	281,164	8,836	—
Peruvian Nuevo Sol,
Expiring 03/20/24	BOA	PEN	590	155,092	156,036	—	(944)
Expiring 03/20/24	CITI	PEN	354	91,793	93,636	—	(1,843)
Expiring 03/20/24	CITI	PEN	265	70,876	70,125	751	—
Expiring 03/20/24	MSI	PEN	782	206,873	206,611	262	—
Expiring 06/20/24	BNP	PEN	278	73,406	73,428	—	(22)
Philippine Peso,
Expiring 03/20/24	CITI	PHP	9,433	168,000	167,884	116	—
Expiring 03/20/24	CITI	PHP	4,432	79,881	78,879	1,002	—
Expiring 03/20/24	SSB	PHP	9,639	172,300	171,544	756	—
Expiring 03/20/24	SSB	PHP	7,034	126,573	125,193	1,380	—
Polish Zloty,
Expiring 04/19/24	CITI	PLN	168	41,661	42,134	—	(473)
Expiring 04/19/24	CITI	PLN	139	34,397	34,817	—	(420)
Expiring 04/19/24	GSI	PLN	318	78,603	79,682	—	(1,079)
Singapore Dollar,
Expiring 03/20/24	BOA	SGD	207	155,000	154,338	662	—
Expiring 03/20/24	CITI	SGD	276	206,572	205,304	1,268	—
Expiring 03/20/24	CITI	SGD	234	176,000	173,938	2,062	—
Expiring 03/20/24	CITI	SGD	218	162,000	161,877	123	—
Expiring 03/20/24	MSI	SGD	58	43,000	43,135	—	(135)
Expiring 03/20/24	SSB	SGD	116	87,000	86,595	405	—
South African Rand,
Expiring 03/20/24	GSI	ZAR	822	43,000	42,780	220	—
South Korean Won,
Expiring 03/20/24	BNP	KRW	298,227	227,440	223,815	3,625	—
Expiring 03/20/24	BOA	KRW	126,124	96,000	94,654	1,346	—
Expiring 03/20/24	CITI	KRW	138,694	104,000	104,088	—	(88)

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Forward foreign currency exchange contracts outstanding at February 29, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht,
Expiring 03/20/24	CITI	THB	3,426	$98,000	$95,675	$2,325	$—
Expiring 03/20/24	CITI	THB	3,131	88,000	87,448	552	—
Expiring 03/20/24	GSI	THB	2,938	84,000	82,049	1,951	—
Expiring 03/20/24	JPM	THB	4,833	137,000	134,973	2,027	—
Expiring 03/20/24	MSI	THB	3,110	86,000	86,856	—	(856)
Expiring 03/20/24	MSI	THB	1,563	43,968	43,647	321	—

				$17,019,149	$16,870,510	171,910	(23,271)

						$196,620	$(76,110)

Cross currency exchange contracts outstanding at February 29, 2024:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/19/24	Buy	EUR	54	HUF	20,969	$990	$—	TD
04/19/24	Buy	PLN	178	EUR	41	113	—	BOA
04/19/24	Buy	PLN	410	EUR	94	842	—	BOA

						$1,945	$—

Credit default swap agreement outstanding at February 29, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at February 29, 2024(4)	Value at Trade Date	Value at February 29, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.41.V2	12/20/28	5.000%(Q)	4,811	3.383%	$32,285	$353,424	$321,139

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that

See Notes to Financial Statements.

PGIM Fixed Income ETFs 177

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at February 29, 2024:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at February 29, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	140	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 5.189%	$(997)	$22,471	$23,468
GBP	120	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/ 5.189%	6,474	33,036	26,562
	9,300	08/31/24	5.384%(T)	1 Day SOFR(2)(T)/ 5.320%	—	(2,106)	(2,106)
	1,272	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.320%	—	(4,268)	(4,268)
	1,696	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.320%	—	(203)	(203)

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at February 29, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
3,000	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.320%	$—	$9,322	$9,322
730	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.320%	115	(3,411)	(3,526)

				$5,592	$54,841	$49,249

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at February 29, 2024:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)††	1 Day USOIS -54bps(T)/ 4.790%	JPM	03/20/24	(1,657)	$(70,307)	$—	$(70,307)
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.530%	JPM	08/05/24	1,120	(37,258)	(13,581)	(23,677)
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.530%	JPM	08/13/24	2,270	(2,452)	(14,250)	11,798

					$(110,017)	$(27,831)	$(82,186)

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
††	See the table below for the swap constituents. To the extent that any swap is composed of greater than 50 constituents, the Fund is only required to disclose the top 50.

The following table represents the top 50 individual positions and related values of underlying securities of Total Return Benchmark Bond Index total return swap with JPM, as of February 29, 2024, termination date 03/20/2024:

Corporate Bond:

Reference Entity	Shares	Market Value	% of Total Index Value

Sysco Corp.	4,000,000	$4,625,268	1.57%

See Notes to Financial Statements.

PGIM Fixed Income ETFs 179

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Corporate Bond (continued):

Reference Entity	Shares	Market Value	% of Total Index Value

Morgan Stanley	4,000,000	$4,235,039	1.43%
United Parcel Service, Inc.	4,000,000	4,098,045	1.39%
Dell International LLC/EMC Corp.	4,000,000	4,028,367	1.36%
Northrop Grumman Corp.	4,000,000	3,929,572	1.33%
Telefonica Emisiones, S.A.U.	4,000,000	3,840,617	1.30%
FedEx Corp.	4,000,000	3,835,161	1.30%
Keurig Dr Pepper, Inc.	4,000,000	3,801,626	1.29%
Wells Fargo & Co.	4,000,000	3,780,793	1.28%
Conagra Brands, Inc.	4,000,000	3,762,346	1.27%
TransCanada PipeLines Ltd.	4,000,000	3,756,795	1.27%
The Walt Disney Co.	4,000,000	3,740,877	1.27%
Fox Corp.	4,000,000	3,678,843	1.25%
Cigna Corp.	4,000,000	3,633,810	1.23%
Intel Corp.	4,000,000	3,633,598	1.23%
HCA, Inc.	4,000,000	3,626,468	1.23%
ExxonMobil Corp.	4,000,000	3,562,618	1.21%
T-Mobile USA, Inc.	4,000,000	3,448,252	1.17%
Bristol-Myers Squibb Co.	4,000,000	3,447,735	1.17%
Eli Lilly and Co.	4,000,000	3,426,053	1.16%
Fiserv, Inc.	4,000,000	3,373,709	1.14%
Mastercard, Inc.	4,000,000	3,367,966	1.14%
McDonald’s Corp.	4,000,000	3,364,547	1.14%
Johnson & Johnson	4,000,000	3,361,990	1.14%
Thermo Fisher Scientific, Inc.	4,000,000	3,354,901	1.14%
Deere & Co.	4,000,000	3,330,365	1.13%
Progressive Corp.	4,000,000	3,323,577	1.13%
Enterprise Products Operating LLC	4,000,000	3,315,927	1.12%
Bank of America Corp.	4,000,000	3,302,437	1.12%
Vodafone Group PLC	4,000,000	3,227,469	1.09%
NVIDIA Corp.	4,000,000	3,191,392	1.08%
Union Electric Co.	4,000,000	3,177,369	1.08%
Equinor ASA	4,000,000	3,174,572	1.08%
Humana, Inc.	4,000,000	3,132,574	1.06%
Becton, Dickinson & Co.	4,000,000	3,132,244	1.06%
Dollar General Corp.	4,000,000	3,122,932	1.06%
Nike, Inc.	4,000,000	3,089,750	1.05%
Global Payments, Inc.	4,000,000	3,056,911	1.04%
Oracle Corp.	4,000,000	3,048,916	1.03%
Caterpillar, Inc.	4,000,000	3,007,478	1.02%
Carrier Global Corp.	4,000,000	3,004,825	1.02%
Suncor Energy, Inc.	4,000,000	2,975,120	1.01%
Walgreens Boots Alliance, Inc.	4,000,000	2,971,616	1.01%

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Corporate Bond (continued):

Reference Entity	Shares	Market Value	% of Total Index Value

Verizon Communications, Inc.	4,000,000	$2,966,490	1.00%
Starbucks Corp.	4,000,000	2,961,061	1.00%
Dow Chemical Co.	4,000,000	2,951,453	1.00%
Southern California Edison Co.	4,000,000	2,937,387	0.99%
eBay, Inc.	4,000,000	2,936,868	0.99%
Paramount Global	4,000,000	2,920,287	0.99%
Rogers Communications, Inc.	4,000,000	2,916,623	0.99%

		$169,890,639

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$—	$(27,831)	$11,798	$(93,984)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$874,299
JPS	—	802,938

Total	$—	$1,677,237

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 181

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

The following is a summary of the inputs used as of February 29, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$795,069	$—
Collateralized Loan Obligations	—	30,478,300	—
Consumer Loans	—	776,658	—
Home Equity Loans	—	304,865	—
Other	—	199,956	—
Commercial Mortgage-Backed Securities	—	16,760,240	—
Corporate Bonds	—	53,674,543	—
Floating Rate and Other Loans	—	49,479	—
Municipal Bonds	—	203,166	—
Residential Mortgage-Backed Securities	—	3,981,403	—
Sovereign Bonds	—	1,244,190	—
U.S. Government Agency Obligations	—	23,585,632	—
U.S. Treasury Obligations	—	12,873,365	—
Short-Term Investment
Affiliated Mutual Fund	6,273,632	—	—

Total	$6,273,632	$144,926,866	$—

Other Financial Instruments*
Assets
Futures Contracts	$101,086	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	196,620	—
OTC Cross Currency Exchange Contracts	—	1,945	—
Centrally Cleared Credit Default Swap Agreement	—	321,139	—
Centrally Cleared Interest Rate Swap Agreements	—	59,352	—

Total	$101,086	$579,056	$—

Liabilities
Futures Contracts	$(7,649)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(76,110)	—
Centrally Cleared Interest Rate Swap Agreements	—	(10,103)	—
OTC Total Return Swap Agreements	—	(110,017)	—

Total	$(7,649)	$(196,230)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 29, 2024 were as follows:

Collateralized Loan Obligations	20.8%
U.S. Government Agency Obligations	16.1
Commercial Mortgage-Backed Securities	11.4
U.S. Treasury Obligations	8.8
Banks	8.3
Affiliated Mutual Fund	4.3
Pipelines	3.2
Oil & Gas	3.1
Residential Mortgage-Backed Securities	2.7
Real Estate Investment Trusts (REITs)	2.1
Auto Manufacturers	1.6
Electric	1.4
Agriculture	1.3
Media	1.3
Pharmaceuticals	0.9
Insurance	0.9
Healthcare-Services	0.9
Sovereign Bonds	0.9
Commercial Services	0.8
Telecommunications	0.7
Mining	0.7
Entertainment	0.7
Foods	0.6
Aerospace & Defense	0.6
Computers	0.6
Diversified Financial Services	0.6
Lodging	0.6
Automobiles	0.6
Airlines	0.5
Consumer Loans	0.5
Retail	0.5
Building Materials	0.5
Chemicals	0.5
Engineering & Construction	0.4

Home Builders	0.4%
Packaging & Containers	0.3
Software	0.3
Leisure Time	0.3
Machinery-Diversified	0.3
Home Equity Loans	0.2
Trucking & Leasing	0.2
Biotechnology	0.2
Transportation	0.2
Healthcare-Products	0.2
Municipal Bonds	0.1
Other	0.1
Semiconductors	0.1
Iron/Steel	0.1
Auto Parts & Equipment	0.1
Office/Business Equipment	0.1
Internet	0.1
Housewares	0.1
Miscellaneous Manufacturing	0.1
Distribution/Wholesale	0.1
Apparel	0.1
Gas	0.0	*
Electronics	0.0	*
Real Estate	0.0	*
Beverages	0.0	*
Environmental Control	0.0	*

	103.1
Liabilities in excess of other assets	(3.1)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of

See Notes to Financial Statements.

PGIM Fixed Income ETFs 183

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Operations is presented in the summary below.

Fair values of derivative instruments as of February 29, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Due from/to broker-variation margin swaps	$321,139	*	—	$—

Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	1,945		—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	196,620		Unrealized depreciation on OTC forward foreign currency exchange contracts	76,110
Interest rate contracts	Due from/to broker-variation margin futures	101,086	*	Due from/to broker-variation margin futures	7,649	*
Interest rate contracts	Due from/to broker-variation margin swaps	59,352	*	Due from/to broker-variation margin swaps	10,103	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	27,831
Interest rate contracts	Unrealized appreciation on OTC swap agreements	11,798		Unrealized depreciation on OTC swap agreements	93,984

		$691,940			$215,677

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

The effects of derivative instruments on the Statement of Operations for the six months ended February 29, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$—	$—	$79,937
Foreign exchange contracts	—	—	—	137,533	—
Interest rate contracts	(425)	155	(336,223)	—	31,538

Total	$(425)	$155	$(336,223)	$137,533	$111,475

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$282,781
Foreign exchange contracts	—	9,150	—
Interest rate contracts	(59,956)	—	(144,903)

Total	$(59,956)	$9,150	$137,878

For the six months ended February 29, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$ 142

Options Written (2)	258,333

Futures Contracts - Long Positions (2)	46,349,248

Futures Contracts - Short Positions (2)	1,700,168

Forward Foreign Currency Exchange Contracts - Purchased (3)	6,430,162

Forward Foreign Currency Exchange Contracts - Sold (3)	14,625,463

Cross Currency Exchange Contracts (4)	174,382

Interest Rate Swap Agreements (2)	16,681,601

Credit Default Swap Agreements - Sell Protection (2)	6,069,733

See Notes to Financial Statements.

PGIM Fixed Income ETFs 185

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Derivative Contract Type	Average Volume of Derivative Activities*

Total Return Swap Agreements (2)	$ 5,166,366

*	Average volume is based on average quarter end balances for the six months ended February 29, 2024.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BNP	$4,353	$(781)	$3,572	$—	$3,572
BOA	24,312	(8,526)	15,786	—	15,786
CITI	33,392	(31,640)	1,752	—	1,752
DB	5,835	(2,103)	3,732	—	3,732
GSI	22,163	(2,287)	19,876	—	19,876
JPM	48,569	(127,008)	(78,439)	78,439	—
MSI	20,472	(12,944)	7,528	—	7,528
SSB	34,079	(4,857)	29,222	—	29,222
TD	17,188	(7,779)	9,409	—	9,409

	$210,363	$(197,925)	$12,438	$78,439	$90,877

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Statement of Assets & Liabilities (unaudited)

as of February 29, 2024

Assets

Investments at value:
Unaffiliated investments (cost $148,711,261)	$144,926,866
Affiliated investments (cost $6,273,632)	6,273,632
Foreign currency, at value (cost $28,840)	29,209
Receivable for investments sold	4,862,284
Dividends and interest receivable	1,181,829
Unrealized appreciation on OTC forward foreign currency exchange contracts	196,620
Due from broker—variation margin futures	42,427
Due from broker—variation margin swaps	15,945
Receivable from custodian	14,680
Unrealized appreciation on OTC swap agreements	11,798
Tax reclaim receivable	5,080
Unrealized appreciation on OTC cross currency exchange contracts	1,945

Total Assets	157,562,315

Liabilities
Payable for investments purchased	10,672,140
Unrealized depreciation on OTC swap agreements	93,984
Unrealized depreciation on OTC forward foreign currency exchange contracts	76,110
Management fee payable	55,647
Premiums received for OTC swap agreements	27,831

Total Liabilities	10,925,712

Net Assets	$146,636,603

Net assets were comprised of:
Common stock, at par	$3,550
Paid-in capital in excess of par	160,449,481
Total distributable earnings (loss)	(13,816,428)

Net assets, February 29, 2024	$146,636,603

Net asset value, offering price and redemption price per share. ($146,636,603 ÷ 3,550,000 shares of common stock issued and outstanding)	$41.31

See Notes to Financial Statements.

PGIM Fixed Income ETFs 187

PGIM Total Return Bond ETF

Statement of Operations (unaudited)

Six Months Ended February 29, 2024

Net Investment Income (Loss)

Income
Interest income (net of $259 foreign withholding tax)	$3,216,151
Affiliated dividend income	122,126

Total income	3,338,277

Expenses
Management fee	295,266

Net investment income (loss)	3,043,011

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions	(767,211)
Futures transactions	(336,223)
Forward and cross currency contract transactions	137,533
Options written transactions	155
Swap agreement transactions	111,475
Foreign currency transactions	(60,640)

(914,911)

Net change in unrealized appreciation (depreciation) on:
Investments	2,317,095
Futures	(59,956)
Forward and cross currency contracts	9,150
Swap agreements	137,878
Foreign currencies	(138)

2,404,029

Net gain (loss) on investment and foreign currency transactions	1,489,118

Net Increase (Decrease) In Net Assets Resulting From Operations	$4,532,129

See Notes to Financial Statements.

PGIM Total Return Bond ETF

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 29, 2024	Year Ended August 31, 2023
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$3,043,011	$3,846,738
Net realized gain (loss) on investment and foreign currency transactions	(914,911)	(6,596,720)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	2,404,029	1,827,314

Net increase (decrease) in net assets resulting from operations	4,532,129	(922,668)

Dividends and Distributions
Distributions from distributable earnings	(2,997,270)	(4,335,305)

Fund share transactions
Net proceeds from shares sold (1,550,000 and 1,100,000 shares, respectively)	63,457,267	45,669,945
Cost of shares purchased (525,000 and 800,000 shares, respectively)	(21,650,218)	(32,656,702)

Net increase (decrease) in net assets from Fund share transactions	41,807,049	13,013,243

Total increase (decrease)	43,341,908	7,755,270

Net Assets:

Beginning of period	103,294,695	95,539,425

End of period	$146,636,603	$103,294,695

See Notes to Financial Statements.

PGIM Fixed Income ETFs 189

PGIM Total Return Bond ETF

Financial Highlights (unaudited)

	Six Months Ended February 29, 2024		Year Ended August 31, 2023		December 02, 2021(a) through August 31, 2022
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$40.91		$42.94		$50.00
Income (loss) from investment operations:
Net investment income (loss)	1.02		1.81		0.86
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.42		(1.72	)(c)	(7.23)
Total from investment operations	1.44		0.09		(6.37)
Less Dividends and Distributions:
Dividends from net investment income	(1.04)		(2.12)		(0.69)
Net asset value, end of period	$41.31		$40.91		$42.94
Total Return(d):	3.58%		0.27%		(12.81)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$146,637		$103,295		$95,539
Average net assets (000)	$121,194		$87,917		$67,327
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.49	%(f)	0.49%		0.49	%(f)
Expenses before waivers and/or expense reimbursement	0.49	%(f)	0.49%		0.49	%(f)
Net investment income (loss)	5.05	%(f)	4.38%		2.54	%(f)
Portfolio turnover rate(g)(h)	40%		194%		150%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 99.2%

ASSET-BACKED SECURITIES 9.4%

Collateralized Loan Obligations

Atlas Senior Loan Fund Ltd. (United Kingdom),
Series 2023-21A, Class B, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	8.318%(c)	07/20/35		275	$278,640
Atlas Static Senior Loan Fund Ltd. (Cayman Islands),
Series 2022-01A, Class BR, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	7.964(c)	07/15/30		250	250,022
Avoca Capital CLO Ltd. (Ireland),
Series 10A, Class B1, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	5.292(c)	04/15/35	EUR	250	264,144
Carlyle US CLO Ltd. (Cayman Islands),
Series 2023-05A, Class B, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	8.007(c)	01/27/36		500	502,728
Golub Capital Partners CLO Ltd. (United Kingdom),
Series 2023-68A, Class B, 144A, 3 Month SOFR + 2.800% (Cap N/A, Floor 2.800%)	8.125(c)	07/25/36		150	151,260
HPS Loan Management Ltd. (Cayman Islands),
Series 2023-18A, Class B, 144A, 3 Month SOFR + 2.950% (Cap N/A, Floor 2.950%)	8.268(c)	07/20/36		100	101,297
ICG US CLO Ltd. (United Kingdom),
Series 2023-01A, Class B, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	8.298(c)	07/18/36		500	501,991
Mountain View CLO Ltd. (Cayman Islands),
Series 2023-01A, Class B, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	8.430(c)	09/14/36		200	201,103
Nassau Ltd. (United Kingdom),
Series 2022-01A, Class B, 144A, 3 Month SOFR + 3.620% (Cap N/A, Floor 3.620%)	8.934(c)	01/15/31		250	250,095
OFSI BSL Ltd. (Cayman Islands),
Series 2023-12A, Class B, 144A, 3 Month SOFR + 3.150% (Cap N/A, Floor 3.150%)	8.468(c)	01/20/35		250	250,018
Silver Rock CLO Ltd. (Cayman Islands),
Series 2020-01A, Class BR, 144A, 3 Month SOFR + 2.900% (Cap N/A, Floor 2.900%)	2.953(c)	10/20/33		250	250,093
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class BR, 144A, 3 Month SOFR + 2.450% (Cap N/A, Floor 2.450%)	7.783(c)	01/20/37		300	300,750
Sound Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class DR, 144A, 3 Month SOFR + 3.612% (Cap N/A, Floor 3.350%)	8.936(c)	10/25/34		250	241,175

See Notes to Financial Statements.

PGIM Fixed Income ETFs 191

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Symphony CLO Ltd. (Bermuda),
Series 2023-40A, Class B, 144A, 3 Month SOFR + 2.550% (Cap N/A, Floor 2.550%)	7.894%(c)	01/14/34	500	$501,356
Tikehau US CLO Ltd. (Bermuda),
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	7.311(c)	01/15/36	500	500,582
Trinitas CLO Ltd. (Cayman Islands),
Series 2021-15A, Class B1, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 1.700%)	7.279(c)	04/22/34	250	249,056

TOTAL ASSET-BACKED SECURITIES (cost $4,742,972)				4,794,310

CORPORATE BONDS 14.5%

Aerospace & Defense 0.2%

Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	109	109,000

Airlines 0.1%

VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	7.875	05/01/27	75	63,187

Auto Manufacturers 0.2%

General Motors Co.,
Sr. Unsec’d. Notes	5.600	10/15/32	105	104,696

Banks 10.9%

Bank of America Corp.,
Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25(oo)	1,425	1,372,447
Jr. Sub. Notes, Series RR	4.375(ff)	01/27/27(oo)	500	462,140
Citigroup, Inc.,
Jr. Sub. Notes, Series AA	7.625(ff)	11/15/28(oo)	400	412,075
Jr. Sub. Notes, Series X	3.875(ff)	02/18/26(oo)	400	375,994
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V	4.125(ff)	11/10/26(oo)	600	549,179
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	1,550	1,512,556

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

State Street Corp.,
Jr. Sub. Notes, Series I	6.700%(ff)	03/15/29(oo)	80	$79,907
Sumitomo Mitsui Financial Group, Inc. (Japan),
Jr. Sub. Notes	6.600(ff)	06/05/34(oo)	100	100,005
Wells Fargo & Co.,
Jr. Sub. Notes, Series BB	3.900(ff)	03/15/26(oo)	725	680,771

				5,545,074

Building Materials 0.1%

Eco Material Technologies, Inc.,
Sr. Sec’d. Notes, 144A	7.875	01/31/27	45	45,066

Electric 0.6%

Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	100	91,977
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	150	134,511
Vistra Corp.,
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	100	100,005

				326,493

Environmental Control 0.1%

GFL Environmental, Inc. (Canada),
Sr. Sec’d. Notes, 144A	6.750	01/15/31	50	51,063

Home Builders 0.1%

Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	38	34,226

Machinery-Diversified 0.2%

Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A	7.500	01/01/30	80	82,538

Media 0.1%

Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	4.400	04/01/33	75	65,500

See Notes to Financial Statements.

PGIM Fixed Income ETFs 193

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)

Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $1,688; purchased 01/31/24)(f)	6.625%	08/15/27(d)	25	$1,461
Sec’d. Notes, 144A (original cost $5,156; purchased 01/31/24)(f)	5.375	08/15/26(d)	75	4,458

				71,419

Oil & Gas 0.3%

Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.250	04/15/32	100	97,224
Nabors Industries, Inc.,
Gtd. Notes, 144A	7.375	05/15/27	75	74,704

				171,928

Packaging & Containers 0.2%

Sealed Air Corp.,
Gtd. Notes, 144A	5.000	04/15/29	50	47,589
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A	6.125	02/01/28	25	24,948

				72,537

Pipelines 0.3%

Energy Transfer LP,
Sr. Unsec’d. Notes	3.750	05/15/30	75	68,429
Targa Resources Corp.,
Gtd. Notes	4.200	02/01/33	75	67,482

				135,911

Real Estate Investment Trusts (REITs) 0.1%

Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	60	45,539
Gtd. Notes	9.750	06/15/25	5	4,980
Sr. Unsec’d. Notes	4.750	02/15/28	5	3,983

				54,502

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail 0.1%

Gap, Inc. (The),
Gtd. Notes, 144A	3.875%	10/01/31	75	$60,371

Telecommunications 0.9%

Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1A14, 144A (original cost $1,501; purchased 11/14/23)^(f)	0.000	12/31/30	1	1,501
Sr. Sec’d. Notes, Series 1B14, 144A (original cost $1; purchased 11/14/23)^(f)	0.000	12/31/30	6	—
Sr. Sec’d. Notes, Series 3A14, 144A (original cost $115; purchased 11/14/23)^(f)	0.000	12/31/30	—(r)	115
Sr. Sec’d. Notes, Series 3B14, 144A (original cost $0; purchased 11/14/23)^(f)	0.000	12/31/30	5	—
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.500% (original cost $188,807; purchased 01/29/24)(f)	10.500	05/25/27	204	200,182
Digicel MidCo Ltd./DIFL US II LLC (Jamaica),
Sr. Unsec’d. Notes, PIK 10.500% (original cost $71,206; purchased 01/29/24)(f)	10.500	11/25/28	110	88,312
Level 3 Financing, Inc.,
Gtd. Notes, 144A	4.250	07/01/28	75	46,125
Gtd. Notes, 144A	4.625	09/15/27	25	16,125
Sr. Sec’d. Notes, 144A	3.400	03/01/27	25	25,500
Sr. Sec’d. Notes, 144A	10.500	05/15/30	50	51,452

				429,312

TOTAL CORPORATE BONDS (cost $6,963,397)				7,357,323

See Notes to Financial Statements.

PGIM Fixed Income ETFs 195

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS 74.9%

Advertising 0.4%

Summer BC Holdco B SARL (Luxembourg), Term Loan, 1 Month SOFR + 5.000%^	5.000%(c)	02/05/29	50	$49,625
Terrier Media Buyer, Inc.,
2021 Refinancing Term B Loan, 3 Month SOFR + 3.600%	8.948(c)	12/17/26	182	153,475

				203,100

Aerospace & Defense 0.4%

TransDigm, Inc.,
Tranche J Term Loan, 3 Month SOFR + 3.250%	8.598(c)	02/28/31	200	200,650

Agriculture 0.3%

Alltech, Inc.,
Term A Loan, 1 Month SOFR + 3.600%^	8.926(c)	10/15/26	97	95,178
Term B Loan, 1 Month SOFR + 4.114%	9.441(c)	10/13/28	49	48,687

				143,865

Airlines 2.2%

Air Canada (Canada),
Term Loan, 1 Month SOFR + 3.614%	8.935(c)	08/11/28	148	147,750
American Airlines, Inc.,
Initial Term Loan, 3 Month SOFR + 3.500%	8.869(c)	06/04/29	200	199,750
Initial Term Loan, 3 Month SOFR + 5.012%	10.329(c)	04/20/28	331	341,574
Mileage Plus Holdings LLC,
Initial Term Loan, 3 Month SOFR + 5.400%	10.770(c)	06/21/27	140	144,089
United Airlines, Inc.,
Class B Term Loan, 3 Month SOFR + 2.750%	8.076(c)	02/22/31	300	299,906

				1,133,069

Auto Parts & Equipment 1.9%

Adient US LLC,
Term Loan B-2, 1 Month SOFR + 2.750%	8.076(c)	01/31/31	100	100,089
Clarios Global LP (Canada),
2024 Refinancing Term Loan Facility, 1 Month SOFR + 3.000%	8.326(c)	05/06/30	175	174,519

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Auto Parts & Equipment (cont’d.)

Dexko Global, Inc.,
2023 Incremental Term Loan, 3 Month SOFR + 4.250%	9.598%(c)	10/04/28	75	$75,000
First Lien Closing Date Dollar Term Loan, 3 Month SOFR + 4.012%	9.360(c)	10/04/28	74	73,400
First Brands Group LLC,
2022-Ii Incremental Term Loan, 3 Month SOFR + 5.000%	10.313(c)	03/30/27	173	172,941
RealTruck Group, Inc.,
Initial Term Loan, 1 Month SOFR + 3.614%	8.941(c)	01/31/28	73	71,833
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	10.169(c)	11/17/28	55	51,217
Term B Loan, 3 Month SOFR + 5.100%	10.434(c)	11/17/28	275	258,758

				977,757

Banks 0.1%

Walker & Dunlop, Inc.,
Incremental Term B Loan, 1 Month SOFR + 3.100%^	8.426(c)	12/16/28	50	49,501

Beverages 0.6%

City Brewing Co. LLC,
First Lien Closing Date Term Loan, 3 Month SOFR + 3.762%	9.078(c)	04/05/28	97	74,113
Pegasus Bidco BV (Netherlands),
2024-1 Term Dollar Loan, 3 Month SOFR + 3.750%	9.057(c)	07/12/29	248	248,144

				322,257

Building Materials 2.3%

Cornerstone Building Brands, Inc.,
Term Loan, 1 Month SOFR + 5.625%	10.943(c)	08/01/28	197	199,036
CP Atlas Buyer, Inc.,
Term B Loan, 1 Month SOFR + 3.850%	9.176(c)	11/23/27	173	170,064
Emerald Borrower LP,
Initial Term B Loan, 3 Month SOFR + 3.000%	7.790(c)	05/31/30	217	216,386
Hunter Douglas, Inc. (Netherlands),
Tranche B-1 Term Loan, 3 Month SOFR + 3.500%	8.869(c)	02/26/29	122	120,646

See Notes to Financial Statements.

PGIM Fixed Income ETFs 197

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Building Materials (cont’d.)

Smyrna Ready Mix Concrete LLC,
New Term Loan B, 1 Month SOFR + 3.500%^	8.820%(c)	04/02/29	251	$251,479
Vector WP HoldCo, Inc.,
Initial Term B Loan, 1 Month SOFR + 5.114%^	10.441(c)	10/12/28	149	148,985
Watlow Electric Manufacturing Co.,
Term Loan B, 3 Month SOFR + 4.012%	9.329(c)	03/02/28	47	47,114

				1,153,710

Chemicals 3.4%

Ascend Performance Materials Operations LLC,
2021 Refinancing Term Loan, 6 Month SOFR + 4.850%	10.317(c)	08/27/26	236	228,513
Chemours Company (The),
Term Loan, 1 Month SOFR + 3.500%	8.826(c)	08/18/28	125	122,500
Consolidated Energy Finance SA (Switzerland),
2024 Incremental Term Loan, 1 Month SOFR + 4.500%	9.817(c)	11/15/30	125	121,094
Geon Performance Solutions LLC,
Initial Term Loan, 3 Month SOFR + 5.012%^	10.360(c)	08/18/28	172	168,966
INEOS US Finance LLC (Luxembourg),
2030 Dollar Term Loan, 1 Month SOFR + 3.600%	8.926(c)	02/18/30	75	73,894
Ineos US Petrochem LLC,
2030 Tranche B Dollar Term Loan, 1 Month SOFR + 3.850%	9.176(c)	03/14/30	75	74,485
Iris Holdings Ltd.,
Initial Term Loan, 3 Month SOFR + 4.850%	10.163(c)	06/28/28	129	121,402
LSF11 A5 HoldCo, LLC,
Incremental Term Loan, 1 Month SOFR + 4.350%	9.676(c)	10/15/28	189	188,483
Nouryon USA LLC,
2023 Term Loan, 1 Month SOFR + 4.100%	9.424(c)	04/03/28	100	99,406
Extended Dollar Term Loan, 3 Month SOFR + 4.100%	9.419(c)	04/03/28	249	248,374
Olympus Water US Holding Corp.,
Initial Dollar Term Loan, 3 Month SOFR + 4.012%	9.360(c)	11/09/28	98	98,319
Term B-4 Loan, 3 Month SOFR + 4.250%	9.566(c)	11/09/28	97	97,317

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Chemicals (cont’d.)

Vantage Specialty Chemicals, Inc.,
First Lien 2023 Other Term Loan, 3 Month SOFR + 4.750%	10.068%(c)	10/26/26	99	$96,896

				1,739,649

Commercial Services 8.7%

Albion Financing Sarl,
2023 Incremental USD Term Loan, 3 Month SOFR + 5.500%	10.824(c)	08/17/26	74	74,624
Allied Universal Holdco LLC,
Amendment No.3 Term Loan, 1 Month SOFR + 4.750%	10.076(c)	05/12/28	140	139,650
Amentum Government Services Holdings LLC,
Tranche 3 Term Loan, 1 Month SOFR + 4.000%	9.320(c)	02/15/29	122	122,023
ArchKey Holdings, Inc.,
First Lien Initial Term Loan, 1 Month SOFR + 5.364%^	10.691(c)	06/29/28	148	147,618
Avis Budget Car Rental LLC,
New Tranche C Term Loan, 1 Month SOFR + 3.100%	8.426(c)	03/16/29	400	399,300
Boost Newco Borrower LLC,
Initial USD Term Loan, 1 Month SOFR + 3.000% Cimpress PLC,	8.326(c)	01/31/31	350	350,812
Tranche B-1 Term Loan, 1 Month SOFR + 3.614% CoreLogic, Inc.,	8.941(c)	05/17/28	148	147,415
First Lien Initial Term Loan, 1 Month SOFR + 3.614%	8.941(c)	06/02/28	250	242,799
DS Parent, Inc.,
Term B Loan, 2 Month SOFR + 5.500%^	10.813(c)	01/31/31	50	49,000
Fly Funding II Sarl (Luxembourg),
Term Loan B, 3 Month LIBOR + 1.750%	7.330(c)	08/11/25	303	291,530
Garda World Security Corp. (Canada),
Fourth Additional Term Loan, 3 Month SOFR + 4.250%	9.625(c)	02/01/29	50	49,928
Hertz Corp. (The),
2023 Incremental Term Loan, 1 Month SOFR + 3.750%	9.070(c)	06/30/28	325	312,677

See Notes to Financial Statements.

PGIM Fixed Income ETFs 199

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Commercial Services (cont’d.)

Indy US Holdco LLC,
Fifth Amendment Incremental Term Loan, 1 Month SOFR + 6.250%	11.576%(c)	03/06/28	253	$249,428
Kingpin Intermediate Holdings LLC,
Amendment No. 8 Term Loan, 1 Month SOFR + 3.500%	8.826(c)	02/08/28	123	122,400
Kuehg Corp.,
Initial Term Loan, 3 Month SOFR + 5.000%	10.348(c)	06/12/30	175	174,781
Latham Pool Products, Inc.,
Initial Term Loan, 1 Month SOFR + 4.100%	9.421(c)	02/23/29	215	210,551
Learning Care Group (US) No. 2, Inc.,
Initial Term Loan, 3 Month SOFR + 4.750%	10.080(c)	08/11/28	150	149,224
MPH Acquisition Holdings LLC,
Initial Term Loan, 3 Month SOFR + 4.512%	9.855(c)	09/01/28	157	151,843
NAB Holdings LLC,
First Lien Term Loan, 3 Month SOFR + 2.750%	8.248(c)	11/23/28	148	147,340
Omnia Partners LLC,
Repriced Term Loan, 3 Month SOFR + 3.750%	9.074(c)	07/25/30	200	200,417
Ryan LLC,
Initial Term Loan, 1 Month SOFR + 4.500%	9.826(c)	11/14/30	127	126,983
Spectrum Group Buyer, Inc.,
Term Loan B, 3 Month SOFR + 6.500%	11.813(c)	05/19/28	70	56,664
TruGreen LP,
Second Refinancing Term Loan (First Lien), 1 Month SOFR + 4.100%	9.426(c)	11/02/27	149	144,132
URSA Minor US Bidco LLC,
Term Loan	— (p)	04/30/31	100	100,042
Vestis,
Term Loan	— (p)	03/31/31	50	50,000
VT Topco, Inc.,
Initial Term Loan, 1 Month SOFR + 4.250%	9.576(c)	08/09/30	75	75,180
Wand Newco 3, Inc.,
Term Loan, 1 Month SOFR + 3.750%	9.076(c)	01/30/31	150	150,141

				4,436,502

Computers 2.7%

ConvergeOne Holdings Corp.,
First Lien Initial Term Loan, PRIME + 4.000%	12.500(c)	01/04/26	197	89,076

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Computers (cont’d.)

McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.850%	9.178%(c)	03/01/29	295	$292,989
NCR Atleos LLC,
Term B Loan, 1 Month SOFR + 4.850%	10.167(c)	03/27/29	225	225,000
Peraton Corp.,
First Lien Term B Loan, 1 Month SOFR + 3.850%	9.176(c)	02/01/28	294	294,324
Redstone Holdco 2 LP,
First Lien Initial Term Loan, 1 Month SOFR + 4.864%	10.191(c)	04/27/28	61	50,736
Sandvine Corp. (Canada),
Initial Term Loan (First Lien), 1 Month SOFR + 4.614%^	9.941(c)	10/31/25	123	97,418
SonicWall US Holdings, Inc.,
2023 Term Loan, 3 Month SOFR + 5.000%	10.360(c)	05/18/28	125	122,734
VeriFone Systems, Inc.,
First Lien Initial Term Loan, 3 Month SOFR + 4.262%	9.585(c)	08/20/25	221	194,795

				1,367,072

Distribution/Wholesale 0.8%

AIP RD Buyer Corp.,
2023 Incremental Term Loan, 1 Month SOFR + 5.000%	10.326(c)	12/22/28	50	49,781
Fastlane Parent Co., Inc.,
Term Loan B, 1 Month SOFR + 4.500%	9.826(c)	09/29/28	50	49,844
Gloves Buyer, Inc.,
Amendment No. 5 First Lien Incremental Term
Loan, 1 Month SOFR + 5.114%	10.441(c)	12/29/27	45	44,327
Pearls Netherlands Bidco BV (Netherlands),
Term Loan, 3 Month SOFR + 3.750%	9.313(c)	02/26/29	100	98,875
Windsor Holdings III LLC,
Dollar Term B Loan, 1 Month SOFR + 4.500%	9.824(c)	08/01/30	165	164,742

				407,569

Diversified Financial Services 2.1%

Blackhawk Network Holdings, Inc.,
Term Loan, 1 Month SOFR + 5.000%	10.321(c)	02/27/29	125	123,438

See Notes to Financial Statements.

PGIM Fixed Income ETFs 201

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Diversified Financial Services (cont’d.)

Castlelake Aviation One Designated Activity Co.,
Initial Term Loan	— %(p)	10/22/26	133	$132,491
Hudson River Trading LLC,
Term Loan, 1 Month SOFR + 3.114%	8.441(c)	03/20/28	295	292,865
LHS Borrower LLC,
Initial Term Loan, 1 Month SOFR + 4.850%	10.176(c)	02/16/29	73	68,134
Nuvei Technologies Corp. (Canada),
Initial Term Loan, 1 Month SOFR + 3.000%	8.392(c)	12/19/30	200	199,900
VFH Parent LLC,
Initial Term Loan, 1 Month SOFR + 3.100%	8.426(c)	01/13/29	235	234,286

				1,051,114

Electric 0.9%

Discovery Energy Holding Corp.,
Term Loan^	— (p)	02/28/31	125	121,563
Generation Bridge Northeast LLC,
Term B Loan, 1 Month SOFR + 4.250%	9.576(c)	08/22/29	121	121,367
Lightstone HoldCo LLC,
Extended Term B Loan, 3 Month SOFR + 5.750%	11.063(c)	01/29/27	210	201,669
Extended Term C Loan, 3 Month SOFR + 5.750%	11.063(c)	01/29/27	12	11,407

				456,006

Electronics 1.0%

Coherent Corp.,
Term Loan B, 1 Month SOFR + 2.864%	8.191(c)	07/02/29	262	261,317
Ingram Micro, Inc.,
Term B Loan, 3 Month SOFR + 3.262%	8.610(c)	06/30/28	180	179,665
Roper Industrial Products Investment Co.,
Tranche B Dollar Term Loan, 3 Month SOFR + 4.000%	9.348(c)	11/22/29	50	49,775

				490,757

Engineering & Construction 1.0%

Aegion Corp.,
New Initial Term Loan, 1 Month SOFR + 4.250%	9.576(c)	05/17/28	125	124,792
Brand Industrial Services, Inc.,
Tranche B Term Loan, 3 Month SOFR + 5.500%	10.806(c)	08/01/30	75	74,922

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Engineering & Construction (cont’d.)

Brown Group Holding LLC,
Term Loan, 1 Month SOFR + 2.750%	8.176%(c)	06/07/28	100	$99,583
Osmose Utilities Services, Inc.,
First Lien Initial Term Loan, 1 Month SOFR + 3.364%	8.691(c)	06/23/28	150	148,607
Rockwood Service Corp.,
Initial Term Loan, 1 Month SOFR + 4.364%	9.691(c)	01/23/27	75	74,674

				522,578

Entertainment 3.5%

Allen Media LLC,
Term B Loan, 3 Month SOFR + 5.650%	10.998(c)	02/10/27	185	162,119
AP Gaming I LLC,
Term B Loan, 1 Month SOFR + 3.750%	9.076(c)	02/15/29	75	74,906
Caesars Entertainment, Inc.,
Incremental Term B-1 Loan, 3 Month SOFR + 2.750%	8.040(c)	02/06/31	100	99,771
Term B Loan, 3 Month SOFR + 3.350%	8.663(c)	02/06/30	198	197,939
Cinemark USA, Inc.,
Term Loan, 3 Month SOFR + 3.750%	9.082(c)	05/24/30	223	223,546
Entain Holdings Gibraltar Ltd.,
Facility B-2, 3 Month SOFR + 3.600%	8.948(c)	10/31/29	248	248,163
Flutter Financing BV (Ireland),
Term B Loan, 3 Month SOFR + 2.350%	7.698(c)	11/25/30	225	223,763
Golden Entertainment, Inc.,
Term B-1 Facility Term Loan, 1 Month SOFR + 2.850%	8.176(c)	05/28/30	133	132,390
Great Canadian Gaming Co.,
Term B Loan, 3 Month SOFR + 4.262%	9.633(c)	11/01/26	125	124,590
J&J Ventures Gaming LLC,
2023 Delayed Draw Term Loan (Montana), 1 Month SOFR + 4.364%	9.691(c)	04/26/28	150	146,438
Initial Term Loan, 3 Month SOFR + 4.262%	9.610(c)	04/26/28	98	96,010
Maverick Gaming LLC,
Term Loan B, 3 Month SOFR + 7.762%	13.105(c)	09/03/26	74	51,486

				1,781,121

See Notes to Financial Statements.

PGIM Fixed Income ETFs 203

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Environmental Control 1.2%

Action Environmental Group, Inc. (The),
Initial Term Loan, 3 Month SOFR + 4.500%^	9.824%(c)	10/24/30	413	$413,560
Covanta Holding Corp.,
2023 Incremental Term B Loan	— (p)	11/30/28	203	202,505
2023 Incremental Term C Loan	— (p)	11/30/28	11	11,065

				627,130

Foods 0.5%

BCPE North Star U.S. Holdco, Inc.,
First Lien Initial Term Loan, 1 Month SOFR + 4.114%	9.441(c)	06/09/28	273	253,606

Hand/Machine Tools 0.1%

Alliance Laundry Systems LLC,
Initial Term B Loan, 1 Month SOFR + 3.600%	8.924(c)	10/08/27	68	68,484

Healthcare-Products 0.5%

Medline Borrower LP,
Initial Dollar Term Loan, 1 Month SOFR + 3.114%	8.441(c)	10/23/28	257	256,667

Healthcare-Services 2.3%

Accelerated Health Systems LLC,
Initial Term B Loan, 3 Month SOFR + 4.400%	9.748(c)	02/15/29	252	187,746
Charlotte Buyer,
Initial Term B Loan, 1 Month SOFR + 5.250%	10.568(c)	02/11/28	266	266,067
eResearch Technology, Inc.,
First Lien Initial Term Loan, 1 Month SOFR + 4.614%	9.941(c)	02/04/27	123	122,741
Lifepoint Health, Inc.,
Term Loan B, 3 Month SOFR + 5.762%	11.087(c)	11/16/28	117	117,255
Mamba Purchaser, Inc.,
Term Loan, 1 Month SOFR + 3.614%	8.941(c)	10/16/28	49	49,014
Pacific Dental Services LLC,
Term Loan, 1 Month SOFR + 3.614%	8.941(c)	05/05/28	174	174,072

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Healthcare-Services (cont’d.)

Sound Inpatient Physicians, Inc.,
First Lien Initial Term Loan, 3 Month SOFR + 3.262%^	8.574%(c)	06/27/25	247	$101,162
Surgery Center Holdings, Inc.,
New First Lien Term Loan, 1 Month SOFR + 3.500%	8.820(c)	12/19/30	150	150,221

				1,168,278

Holding Companies-Diversified 1.0%

Belfor Holdings, Inc.,
Initial Tranche B-1 Term Loan, 1 Month SOFR + 3.750%^	9.076(c)	11/01/30	200	200,250
Clue OpCo LLC,
Term B Loan, 1 Month SOFR + 4.500%	9.826(c)	12/19/30	325	314,951

				515,201

Home Furnishings 0.9%

Snap One Holdings Corp.,
Initial Term Loan, 3 Month SOFR + 4.650%	9.998(c)	12/08/28	198	195,513
TGP Holdings III LLC,
First Lien Closing Date Term Loan, 1 Month SOFR + 3.250%	8.676(c)	06/29/28	150	139,393
Weber-Stephen Products LLC,
Initial Term B Loan, 1 Month SOFR + 3.364%	8.691(c)	10/30/27	149	134,512

				469,418

Housewares 0.3%

Lifetime Brands, Inc.,
Extended Term Loan, 1 Month SOFR + 5.614%	10.944(c)	08/26/27	48	46,502
SWF Holdings I Corp.,
Initial Term Loan, 1 Month SOFR + 4.114%	9.441(c)	10/06/28	122	110,335

				156,837

Insurance 2.4%

Acrisure LLC,
2021-1 Additional Term Loan, 1 Month LIBOR + 3.750%	9.191(c)	02/15/27	345	344,307

See Notes to Financial Statements.

PGIM Fixed Income ETFs 205

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Insurance (cont’d.)

Acrisure LLC, (cont’d.)
First Lien 2021-2 Additional Term Loan, 1 Month LIBOR + 4.250%	9.691%(c)	02/15/27	50	$49,636
AmWINS Group, Inc.,
February 2023 Incremental Term Loan, 1 Month SOFR + 2.864%	8.191(c)	02/19/28	79	79,101
Assured Partners, Inc.,
Term Loan	— (p)	03/31/31	56	56,203
Asurion LLC,
New B-04 Term Loan, 1 Month SOFR + 5.364%	10.691(c)	01/20/29	200	188,312
New B-09 Term Loan, 1 Month SOFR + 3.250%	8.691(c)	07/31/27	243	239,240
New B-10 Term Loan, 1 Month SOFR + 4.100%	9.426(c)	08/19/28	115	113,596
New B-11 Term Loan, 1 Month SOFR + 4.350%	9.676(c)	08/21/28	74	73,935
Second Lien Term Loan B3, 1 Month SOFR + 5.364%	10.691(c)	01/31/28	50	47,643

				1,191,973

Internet 0.5%

MH Sub I LLC,
2023 May New Term Loan, 1 Month SOFR + 4.250%	9.576(c)	05/03/28	272	266,976

Investment Companies 1.3%

EIG Management Co. LLC,
Initial Term Loan, 1 Month SOFR + 3.850%^	9.176(c)	02/24/25	123	122,568
GIP Pilot Acquisition Partners LP,
Initial Term Loan, 3 Month SOFR + 3.000%	8.327(c)	10/04/30	275	274,771
Guardian US Holdco,
Initial Term Loan, 2 Month SOFR + 3.500%	8.830(c)	01/31/30	174	173,962
WEC US Holdings Ltd.,
Initial Term Loan, 1 Month SOFR + 2.750%	8.076(c)	01/27/31	100	99,625

				670,926

Leisure Time 2.2%

Alterra Mountain Co.,
Series B-3 Term Loan, 1 Month SOFR + 3.850%	9.176(c)	05/31/30	124	124,453
Term Loan	— (p)	05/31/30	25	25,016

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Leisure Time (cont’d.)

Amer Sports Co. (Finland),
Initial USD Term Loan, 3 Month SOFR + 3.250%^	8.576%(c)	02/17/31	150	$150,000
Bombardier Recreational Products, Inc. (Canada),
2023 Replacement Term Loan, 1 Month SOFR + 2.750%	8.076(c)	12/13/29	320	320,300
Carnival Corp.,
Initial Advance, 1 Month SOFR + 3.000%	8.318(c)	08/09/27	100	99,475
Fender Musical Instruments Corp.,
Initial Term Loan, 1 Month SOFR + 4.100%	9.421(c)	12/01/28	74	70,936
Recess Holdings, Inc.,
Initial Term Loan, 3 Month SOFR + 4.500%^	9.843(c)	02/20/30	75	74,906
Topgolf Callaway Brands Corp.,
Initial Term Loan, 1 Month SOFR + 3.600%	8.926(c)	03/15/30	248	248,348

				1,113,434

Lodging 0.2%

Travel Leisure Co.,
2023 Incremental Term Loan, 1 Month SOFR + 3.350%	8.670(c)	12/14/29	100	100,000

Machinery-Construction & Mining 0.5%

Vertiv Group Corp.,
Term Loan, 1 Month SOFR + 2.614%	7.944(c)	03/02/27	249	249,617

Machinery-Diversified 1.6%

Chart Industries, Inc.,
New Term Loan B, 1 Month SOFR + 3.350%	8.674(c)	03/15/30	159	159,437
CPM Holdings, Inc.,
Initial Term Loan, 1 Month SOFR + 4.500%	9.828(c)	09/28/28	149	149,000
Engineered Machinery Holdings, Inc.,
Incremental USD First Lien Term Loan, 3 Month SOFR + 4.012%	9.360(c)	05/19/28	49	48,894
Hyster-Yale Group, Inc.,
Term Loan B Facility, 1 Month SOFR + 3.614%	8.941(c)	05/26/28	149	147,433
LSF12 Badger Bidco LLC,
Initial Term Loan, 1 Month SOFR + 6.000%	11.326(c)	08/30/30	150	149,437

See Notes to Financial Statements.

PGIM Fixed Income ETFs 207

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Machinery-Diversified (cont’d.)

Pro Mach Group, Inc.,
Initial Term Loan, 1 Month SOFR + 3.750%	9.076%(c)	08/31/28	89	$88,798
Star US Bidco LLC,
Initial Term Loan, 1 Month SOFR + 4.350%	9.676(c)	03/17/27	50	49,902

				792,901

Media 2.9%

Altice Financing SA (Luxembourg),
2022 Dollar Loan, 3 Month SOFR + 5.000%	10.314(c)	10/29/27	124	123,957
Audacy Capital Corp.,
Term Loan, PRIME + 5.000%	12.470(c)	08/19/24	6	5,755
Charter Communications Operating LLC,
Term B-4 Loan, 3 Month SOFR + 2.000%	7.329(c)	12/07/30	175	171,889
CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.818(c)	01/18/28	197	191,085
Diamond Sports Group LLC,
First Lien Term Loan, 1 Month SOFR + 8.000%	12.775(c)	05/25/26	11	10,700
Second Lien Term Loan	8.175	08/24/26(d)	397	21,504
Entercom Media Corp.,
Term Loan B-2, 3 Month SOFR + 2.500%	8.074(c)	11/18/24	75	41,203
iHeartCommunications, Inc.,
Incremental B Term Loan, 1 Month SOFR + 3.364%	8.691(c)	05/01/26	80	67,750
Nexstar Broadcasting, Inc.,
Term B-4 Loan, 1 Month SOFR + 2.614%	7.941(c)	09/18/26	200	199,250
Radiate Holdco LLC,
Amendment No. 6 Term Loan, 1 Month SOFR + 3.364%	8.691(c)	09/25/26	241	197,038
Sinclair Television Group, Inc.,
Term Loan B-4, 1 Month SOFR + 3.850%	9.176(c)	04/21/29	98	81,570
Univision Communications, Inc.,
2022 Incremental First-Lien Term Loan, 3 Month SOFR + 4.250%	9.598(c)	06/24/29	49	49,262
Initial First Lien Term Loan, 1 Month SOFR + 3.364%	8.691(c)	01/31/29	291	289,150

				1,450,113

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Metal Fabricate/Hardware 1.2%

Crosby US Acquisition Corp.,
Amendment No. 3 Replacement Term Loan, 1 Month SOFR + 4.000%	9.322%(c)	08/16/29	175	$175,602
Grinding Media, Inc.,
First Lien Initial Term Loan, 3 Month SOFR + 4.262%^	9.591(c)	10/12/28	284	281,676
Tank Holding Corp.,
2023 Incremental Term Loan, 1 Month SOFR + 6.100%	11.426(c)	03/31/28	49	48,146
Delayed Draw Term Commitment	1.000	03/31/28	9	9,338
Trulite Glass & Aluminum Solutions LLC,
Term Loan^	— (p)	02/15/30	75	73,687

				588,449

Mining 0.3%

Arsenal AIC Parent LLC,
2024 Refinancing Term B Loan, 1 Month SOFR + 3.750%	9.070(c)	08/18/30	175	174,672

Miscellaneous Manufacturing 0.5%

Gates Global LLC,
Initial B-4 Dollar Term Loan, 1 Month SOFR + 3.000%	8.326(c)	11/16/29	247	247,122

Packaging & Containers 1.2%

Clydesdale Acquisition Holdings, Inc.,
Term B Loan	— (p)	04/13/29	138	137,697
Pregis TopCo LLC,
Term Loan, 1 Month SOFR + 3.750%	9.076(c)	07/31/26	100	99,969
Pretium PKG Holdings, Inc.,
Initial Third Amendment Tranche A-1 Term Loan
(First Lien), 3 Month SOFR + 4.600%	9.906(c)	10/02/28	52	45,492
ProAmpac PG Borrower LLC,
Term Loan B, 3 Month SOFR + 4.500%	9.810(c)	09/15/28	99	98,741
Trident TPI Holdings, Inc.,
First Lien Tranche B-3 Initial Term Loan, 3 Month SOFR + 4.262%	9.610(c)	09/15/28	98	98,124

See Notes to Financial Statements.

PGIM Fixed Income ETFs 209

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Packaging & Containers (cont’d.)

Trident TPI Holdings, Inc., (cont’d.)
Tranche B-4 Initial Term Loan, 3 Month SOFR + 5.250%	10.598%(c)	09/15/28	50	$49,936
Tranche B-5 Initial Term Loan, 3 Month SOFR + 4.500%	9.848(c)	09/15/28	98	98,399

				628,358

Pharmaceuticals 1.0%

Gainwell Acquisition Corp.,
Term B Loan, 3 Month SOFR + 4.100%	9.448(c)	10/01/27	246	240,328
Perrigo Investments LLC,
Initial Term B Loan, 1 Month SOFR + 2.350%	7.676(c)	04/20/29	100	99,406
Sharp Midco LLC,
Tranche B Term Loan, 3 Month SOFR + 4.500%	9.848(c)	12/31/28	150	149,906

				489,640

Pipelines 1.7%

AL GCX Holdings LLC,
Initial Term Loan, 1 Month SOFR + 3.250%	8.572(c)	05/17/29	189	188,555
AL NGPL Holdings LLC,
Term Loan, 3 Month SOFR + 3.500%	8.829(c)	04/14/28	49	48,622
BIP Pipeco Holdings LLC,
Term Loan, 3 Month SOFR + 3.250%	8.580(c)	12/05/30	225	224,531
GIP III Stetson I LP,
Initial Term Loan, 1 Month SOFR + 4.350%	9.676(c)	10/31/28	122	121,866
Northriver Midstream Finance LP (Canada),
Term Loan (First Lien), 3 Month SOFR + 3.000%	8.330(c)	08/16/30	100	99,475
Prairie ECI Acquiror LP,
Term Loan	— (p)	08/01/29	125	124,000
Whitewater DBR Holdco LLC,
Term Loan	— (p)	03/31/31	50	49,938

				856,987

Private Equity 0.5%

Harbourvest Partners LP,
2024 Term Loan Facility, 3 Month SOFR + 2.500%	7.843(c)	04/19/30	249	248,752

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Real Estate 0.7%

BRP Nimbus LLC,
Initial Term B Loan, 1 Month SOFR + 2.600%	7.926%(c)	08/27/25	221	$220,006
Greystar Real Estate Partners LLC,
Term Loan B-1, 3 Month SOFR + 3.250%^	8.576(c)	08/21/30	150	149,438

				369,444

Real Estate Investment Trusts (REITs) 1.3%

Blackstone Mortgage Trust, Inc.,
New Term Loan B, 1 Month SOFR + 2.864%^	8.191(c)	04/23/26	98	97,742
Term B-4 Loan, 1 Month SOFR + 3.500%	8.826(c)	05/09/29	300	291,245
Starwood Property Mortgage LLC,
Term Loan B, 1 Month SOFR + 3.250%	8.576(c)	11/18/27	100	99,416
StarWood Property Mortgage LLC,
Initial Term Loan, 1 Month SOFR + 2.600%	7.926(c)	07/26/26	146	145,646

				634,049

Retail 2.1%

Dave & Buster’s, Inc.,
2024 Refinancing Term B Loan, 1 Month SOFR + 3.299%	8.625(c)	06/29/29	223	223,191
EG America LLC (United Kingdom),
Facility B Tranche C, SOFR + 5.928%	11.287(c)	02/07/28	197	194,087
Foundation Building Materials, Inc.,
Term Loan	— (p)	01/29/31	100	99,812
Great Outdoors Group LLC,
Term B-2 Loan, 1 Month SOFR + 3.864%	9.191(c)	03/06/28	245	245,127
LBM Acquisition LLC,
First Lien Initial Term Loan, 1 Month SOFR + 3.850%	9.176(c)	12/17/27	112	111,361
Petco Health & Wellness Co., Inc.,
First Lien Initial Term Loan, 3 Month SOFR + 3.512%	8.860(c)	03/03/28	225	214,795

				1,088,373

Semiconductors 0.7%

Brooks Automation,
Initial Term Loan, 6 Month SOFR + 3.100%	7.716(c)	02/01/29	122	121,859

See Notes to Financial Statements.

PGIM Fixed Income ETFs 211

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Semiconductors (cont’d.)

Entegris, Inc.,
Tranche B Term Loan, 1 Month SOFR + 2.750%	7.856%(c)	07/06/29	48	$47,805
MKS Instruments, Inc.,
2023-1 Dollar Term B Loan, 1 Month SOFR + 2.500%	7.824(c)	08/17/29	49	49,268
Natel Engineering Co., Inc.,
Initial Term Loan, 1 Month SOFR + 6.364%	11.686(c)	04/30/26	148	130,131

				349,063

Shipbuilding 0.3%

LSF11 Trinity Bidco, Inc.,
2023-2 Rolled Term B Loan, 1 Month SOFR + 4.000%^	9.320(c)	06/14/30	147	144,539

Software 6.8%

Applovin Corp.,
Initial Term Loan, 1 Month SOFR + 3.100%	8.426(c)	08/16/30	149	149,343
athenahealth, Inc.,
Initial Term Loan, 1 Month SOFR + 3.250%	8.576(c)	02/15/29	276	273,604
Boxer Parent Co., Inc.,
2028 Extended Dollar Term Loan, 1 Month SOFR + 4.250%	9.576(c)	12/29/28	198	198,673
Camelot US Acquisition LLC,
Term Loan B-1, 1 Month SOFR + 2.750%	8.076(c)	01/31/31	175	174,388
Cloudera, Inc.,
Term Loan, 1 Month SOFR + 3.850%	9.176(c)	10/08/28	211	209,134
Cotiviti, Inc.,
Term Loan, 1 Month SOFR + 3.500%	7.500(c)	03/31/31	250	250,000
CT Technologies Intermediate Holdings, Inc.,
Term Loan 2021 Reprice, 1 Month SOFR + 4.364%	9.691(c)	12/16/25	148	145,138
Dun & Bradstreet Corp.,
Incremental Term B-2, 1 Month SOFR + 2.750%	8.074(c)	01/18/29	125	124,649
Evertec Group LLC (Puerto Rico),
Term Loan B, 1 Month SOFR + 3.500%	8.826(c)	10/30/30	135	134,831
Genesys Cloud Services Holdings II LLC,
2024 Incremental Dollar Term Loan, 1 Month SOFR + 3.864%	9.191(c)	12/01/27	125	125,195

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Software (cont’d.)

Hireright Holdings Group,
2023 Extending Term, 1 Month SOFR + 4.000%	9.326%(c)	09/27/30	125	$124,189
Instructure Holdings, Inc.,
Initial Term Loan, 3 Month SOFR + 3.012%	8.355(c)	10/30/28	225	223,875
Playtika Ltd.,
Term B-1 Loan, 1 Month SOFR + 2.864%	8.191(c)	03/13/28	150	149,241
Polaris Newco LLC,
First Lien Dollar Term Loan, 3 Month SOFR + 4.262%	9.574(c)	06/02/28	257	251,384
Red Planet Borrower LLC,
First Lien Initial Term Loan, 1 Month SOFR + 3.850%	9.176(c)	10/02/28	223	216,960
Renaissance Holding Corp.,
Covenant-Lite First-Lien Term Loan, 1 Month SOFR + 4.250%	9.576(c)	04/05/30	200	199,076
Skillsoft Finance II, Inc.,
Initial Term Loan, 1 Month SOFR + 5.364%	10.684(c)	07/14/28	147	135,805
Waystar Technologies, Inc.,
Initial Term Loan, 1 Month SOFR + 4.000%	9.326(c)	10/22/29	77	76,715
Weld North Education LLC,
2024 Term Loan, 1 Month SOFR + 3.614%	8.941(c)	12/21/29	125	124,492
Zelis Cost Management Buyer, Inc.,
Term B-2 Loan, 3 Month SOFR + 2.750%	8.067(c)	09/28/29	150	149,729

				3,436,421

Telecommunications 4.7%
Altice France SA (France),
USD TLB-12 Term Loan, 3 Month LIBOR + 3.688%	9.263(c)	01/31/26	124	122,040
Aventiv Technologies LLC,
New Initial Term Loan (First Lien), 3 Month SOFR + 4.890%	10.500(c)	11/01/24	99	67,581
CCI Buyer, Inc.,
First Lien Initial Term Loan, 3 Month SOFR + 4.000%	9.348(c)	12/17/27	182	180,156
CommScope, Inc.,
Initial Term Loan, 1 Month SOFR + 3.364%	8.691(c)	04/06/26	198	177,482

See Notes to Financial Statements.

PGIM Fixed Income ETFs 213

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Telecommunications (cont’d.)

Connect Finco Sarl (United Kingdom),
Amendment No. 1 Refinancing Term Loan, 1 Month SOFR + 3.500%	8.826%(c)	12/11/26	177	$176,642
Crown Subsea Communications Holding, Inc.,
Initial Term Loan, 3 Month SOFR + 4.750%	10.067(c)	01/26/31	150	150,422
Digicel International Finance, Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 6.750%	12.063(c)	05/29/27	132	124,553
Global Tel Link Corp.,
First Lien Term Loan, 1 Month SOFR + 4.250%	9.576(c)	11/29/25	53	51,063
Iridium Satellite LLC,
Cov-Lite Term Loan B, 1 Month SOFR + 2.500%	7.826(c)	09/20/30	93	92,405
Level 3 Financing, Inc.,
Tranche B 2027 Term Loan, 1 Month SOFR + 1.864%	7.191(c)	03/01/27	30	29,250
Lumen Technologies, Inc.,
Term B Loan, 1 Month SOFR + 2.364%	7.691(c)	03/15/27	142	102,690
Term Loan	— (p)	06/01/28	7	5,991
MLN US HoldCo LLC,
3L Term B Loan, 3 Month SOFR + 9.350%	14.660(c)	10/18/27	4	400
Initial Term Loan, 3 Month SOFR + 6.540%	11.850(c)	10/18/27	22	12,094
Initial Term Loan (Second Out (First Lien Roll-Up)), 3 Month SOFR + 6.800%	12.110(c)	10/18/27	50	7,449
Orbcomm, Inc.,
Closing Date Term Loan, 1 Month SOFR + 4.364%	9.773(c)	09/01/28	97	92,372
Patagonia Holdco LLC,
Initial Term Loan, 3 Month SOFR + 5.750%	11.064(c)	08/01/29	237	217,690
Viasat, Inc.,
Initial Term Loan, 1 Month SOFR + 4.500%	9.826(c)	03/02/29	320	314,143
Initial Term Loan, 1 Month SOFR + 4.614%	9.938(c)	05/30/30	100	97,817
Xplornet Communications, Inc. (Canada),
First Lien Refinancing Term Loan, 3 Month SOFR + 4.262%	9.610(c)	10/02/28	420	190,349
Zayo Group Holdings, Inc.,
Initial Dollar Term Loan, 1 Month SOFR + 3.114%	8.441(c)	03/09/27	210	188,475

				2,401,064

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Textiles 0.3%

ASP Unifrax Holdings, Inc.,
USD Term Loan (First Lien), 3 Month SOFR + 3.900%	9.248%(c)	12/12/25	172	$166,136

Transportation 0.9%

Daseke Cos., Inc.,
Term Loan, 1 Month SOFR + 4.114%	9.441(c)	03/09/28	148	147,573
First Student Bidco, Inc.,
Incremental Term Loan B, 3 Month SOFR + 4.100%	9.448(c)	07/21/28	162	161,455
Kenan Advantage Group, Inc. (The),
Term Loan B-3, 1 Month SOFR + 3.750%	9.076(c)	01/25/29	25	24,888
Pods LLC,
Term Loan, 1 Month SOFR + 3.114%	8.441(c)	03/31/28	124	121,507

				455,423

TOTAL FLOATING RATE AND OTHER LOANS (cost $38,164,833)				38,066,330

RESIDENTIAL MORTGAGE-BACKED SECURITY 0.3%
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%) (cost $125,000)	8.810(c)	05/25/33	125	125,000

			Shares

COMMON STOCK 0.0%

Wireless Telecommunication Services
Digicel International Finance Ltd. (Jamaica) (original cost $11,205; purchased 01/29/24)*^(f) (cost $11,205)			9,237	16,719

See Notes to Financial Statements.

PGIM Fixed Income ETFs 215

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Shares	Value

PREFERRED STOCK 0.1%

Wireless Telecommunication Services

Digicel International Finance Ltd. (Jamaica) (original cost $25,890; purchased 01/26/24 - 01/29/24)*^(f) (cost $25,890)	2,978	$29,780

TOTAL LONG-TERM INVESTMENTS (cost $50,033,297)		50,389,462

SHORT-TERM INVESTMENT 1.2%

AFFILIATED MUTUAL FUND

PGIM Core Government Money Market Fund (7-day effective yield 5.545%) (cost $618,185)(wb)	618,185	618,185

TOTAL INVESTMENTS 100.4% (cost $50,651,482)		51,007,647
Liabilities in excess of other assets(z) (0.4)%		(214,933)

NET ASSETS 100.0%		$50,792,714

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $3,036,511 and 6.0% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 29, 2024.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $305,569. The aggregate value of $342,528 is 0.7% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Unfunded loan commitments outstanding at February 29, 2024:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Action Environmental Group, Inc. (The), Delayed Draw Term Loan, 2.250%, Maturity Date 10/24/30 (cost $61,957)^	62	$61,492	$—	$(465)
Ryan, LLC, Delayed Draw Term Loan, —%(p), Maturity Date 11/14/30 (cost $13,333)	13	13,367	33	—
Tank Holding Corp., Delayed Draw Term Commitment, 1.000%, Maturity Date 03/31/28 (cost $11,550)	12	11,434	—	(115)

		$86,293	$33	$(580)

Futures contracts outstanding at February 29, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
1	20 Year U.S. Treasury Bonds	Jun. 2024	$119,250	$654

Short Positions:
11	2 Year U.S. Treasury Notes	Jun. 2024	2,252,250	(612)
20	5 Year U.S. Treasury Notes	Jun. 2024	2,138,125	(466)
10	10 Year U.S. Treasury Notes	Jun. 2024	1,104,375	(3,106)

				(4,184)

				$(3,530)

Forward foreign currency exchange contracts outstanding at February 29, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 03/04/24	BNYM	EUR	240	$260,167	$259,592	$—	$(575)

See Notes to Financial Statements.

PGIM Fixed Income ETFs 217

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Forward foreign currency exchange contracts outstanding at February 29, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 03/04/24	BNYM	EUR	240	$260,664	$259,592	$1,072	$—
Expiring 04/02/24	BNYM	EUR	240	260,482	259,911	571	—

				$521,146	$519,503	1,643	—

						$1,643	$(575)

Credit default swap agreements outstanding at February 29, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at February 29, 2024(4)	Value at Trade Date	Value at February 29, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.41.V2	12/20/28	5.000%(Q)	4,158	3.383%	$31,209	$305,428	$274,219
CDX.NA.IG.41.V1	12/20/28	1.000%(Q)	4,250	0.520%	58,672	96,196	37,524

					$89,881	$401,624	$311,743

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreement outstanding at February 29, 2024:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreement:
Invesco Senior Loan ETF(T)	1 Day SOFR(T)/5.320%	BNP	05/07/24	110	$(571)	$—	$(571)

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$—	$—	$—	$(571)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

CGM	$530,000	$—
JPS	150,000	—

Total	$680,000	$—

See Notes to Financial Statements.

PGIM Fixed Income ETFs 219

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 29, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$4,794,310	$—
Corporate Bonds	—	7,355,707	1,616
Floating Rate and Other Loans	—	35,077,469	2,988,861
Residential Mortgage-Backed Security	—	125,000	—
Common Stock	—	—	16,719
Preferred Stock	—	—	29,780
Short-Term Investment
Affiliated Mutual Fund	618,185	—	—

Total	$618,185	$47,352,486	$3,036,976

Other Financial Instruments*
Assets
Unfunded Loan Commitment	$—	$33	$—
Futures Contracts	654	—	—
OTC Forward Foreign Currency Exchange Contracts	—	1,643	—
Centrally Cleared Credit Default Swap Agreements	—	311,743	—

Total	$654	$313,419	$—

Liabilities
Unfunded Loan Commitments	$—	$(115)	$(465)
Futures Contracts	(4,184)	—	—
OTC Forward Foreign Currency Exchange Contract	—	(575)	—
OTC Total Return Swap Agreement	—	(571)	—

Total	$(4,184)	$(1,261)	$(465)

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

*

Other financial instruments are derivative instruments, with the exception of unfunded loan commitments, and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swap contracts and unfunded loan commitments are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds	Floating Rate and Other Loans	Common Stock	Preferred Stock	Unfunded Loan Commitments
Balance as of 08/31/23	$—	$2,747,739	$—	$—	$—
Realized gain (loss)	(216)	1,286	—	—	—
Change in unrealized appreciation (depreciation)	10	(34,931)	5,514	3,890	—
Purchases/Exchanges/Issuances	3,082	1,818,269	11,205	25,890	(465)
Sales/Paydowns	(1,243)	(526,486)	—	—	—
Accrued discount/premium	(17)	14,819	—	—	—
Transfers into Level 3*	—	1,572,029	—	—	—
Transfers out of Level 3*	—	(2,603,864)	—	—	—

Balance as of 02/29/24	$1,616	$2,988,861	$16,719	$29,780	$(465)

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$10	$(34,931)	$5,514	$3,890	$—

*

It is the Fund’s policy to recognize transfers in and transfers out at the securities’ fair values as of the beginning of period. Securities transferred between Level 2 and Level 3 are due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are typically a result of a change from the use of methods used by independent pricing services (Level 2) to the use of a single broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market quotations (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market data provided by independent pricing services or other valuation techniques which utilize observable inputs. In accordance with the requirements of ASC 820, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to the Schedule of Investments of the Fund.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Rate
	Fair Value as of	Valuation	Valuation	Unobservable	(Weighted
Level 3 Securities**	February 29, 2024	Approach	Methodology	Inputs	Average)

Corporate Bonds	$ 1,616	Market	Recovery Value	Recovery Rate	$0.00-$228.22($13.46)

See Notes to Financial Statements.

PGIM Fixed Income ETFs 221

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Level 3 Securities**	Fair Value as of February 29, 2024	Valuation Approach	Valuation Methodology	Unobservable Inputs	Rate (Weighted Average)

Common Stock	16,719	Market	Enterprise Value	Implied/ Recovery Value	$1.81

Preferred Stock	$29,780	Market	Enterprise Value	Implied/ Recovery Value	$10.00

	$48,115

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of February 29, 2024, the aggregate value of these securities and/or derivatives was $2,988,396.

The unobservable inputs for these investments were not developed by the Fund and are not readily available (e.g. single broker quotes).

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 29, 2024 were as follows:

Banks	11.0%
Collateralized Loan Obligations	9.4
Commercial Services	8.7
Software	6.8
Telecommunications	5.6
Entertainment	3.5
Chemicals	3.4
Media	3.0
Computers	2.7
Building Materials	2.4
Insurance	2.4
Airlines	2.3
Healthcare-Services	2.3
Retail	2.2
Leisure Time	2.2
Diversified Financial Services	2.1
Pipelines	2.0
Auto Parts & Equipment	1.9
Machinery-Diversified	1.8
Electric	1.5
Packaging & Containers	1.4
Real Estate Investment Trusts (REITs)	1.4
Environmental Control	1.3

Investment Companies	1.3%
Affiliated Mutual Fund	1.2
Metal Fabricate/Hardware	1.2
Engineering & Construction	1.0
Holding Companies-Diversified	1.0
Electronics	1.0
Pharmaceuticals	1.0
Home Furnishings	0.9
Transportation	0.9
Distribution/Wholesale	0.8
Real Estate	0.7
Semiconductors	0.7
Beverages	0.6
Aerospace & Defense	0.6
Internet	0.5
Healthcare-Products	0.5
Foods	0.5
Machinery-Construction & Mining	0.5
Private Equity	0.5
Miscellaneous Manufacturing	0.5
Advertising	0.4
Mining	0.3
Oil & Gas	0.3

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Industry Classification (continued):

Textiles	0.3%
Housewares	0.3
Shipbuilding	0.3
Agriculture	0.3
Residential Mortgage-Backed Security	0.3
Auto Manufacturers	0.2
Lodging	0.2
Hand/Machine Tools	0.1

Wireless Telecommunication Services	0.1%
Home Builders	0.1

100.4
Liabilities in excess of other assets	(0.4)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 29, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$311,743*		—	$—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	1,643		Unrealized depreciation on OTC forward foreign currency exchange contracts	575
Interest rate contracts	Due from/to broker-variation margin futures	654	*	Due from/to broker-variation margin futures	4,184	*
Interest rate contracts	—	—		Unrealized depreciation on OTC swap agreements	571

		$314,040			$5,330

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 223

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

The effects of derivative instruments on the Statement of Operations for the six months ended February 29, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$117,566
Foreign exchange contracts	—	(690)	—
Interest rate contracts	34,153	—	16,294

Total	$34,153	$(690)	$133,860

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$143,536
Foreign exchange contracts	—	1,068	—
Interest rate contracts	24,361	—	(571)

Total	$24,361	$1,068	$142,965

For the six months ended February 29, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Futures Contracts - Long Positions (1)	$ 405,625

Futures Contracts - Short Positions (1)	5,919,823

Forward Foreign Currency Exchange Contracts - Purchased (2)	174,218

Forward Foreign Currency Exchange Contracts - Sold (2)	346,125

Credit Default Swap Agreements - Sell Protection (1)	6,923,667

Total Return Swap Agreements (1)	36,792

*	Average volume is based on average quarter end balances for the six months ended February 29, 2024.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

BNP	$—	$(571)	$(571)	$—	$(571)
BNYM	1,643	(575)	1,068	—	1,068

	$1,643	$(1,146)	$497	$—	$497

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 225

PGIM Floating Rate Income ETF

Statement of Assets & Liabilities (unaudited)

as of February 29, 2024

Assets

Investments at value:
Unaffiliated investments (cost $50,033,297)	$50,389,462
Affiliated investments (cost $618,185)	618,185
Cash	24,668
Foreign currency, at value (cost $6,986)	7,070
Receivable for investments sold	7,228,482
Deposit with broker for centrally cleared/exchange-traded derivatives	680,000
Dividends and interest receivable	341,951
Receivable from custodian	28,836
Due from broker—variation margin swaps	9,059
Unrealized appreciation on OTC forward foreign currency exchange contracts	1,643
Tax reclaim receivable	365
Unrealized appreciation on unfunded loan commitment	33

Total Assets	59,329,754

Liabilities

Payable for investments purchased	8,505,918
Management fee payable	28,732
Due to broker—variation margin futures	664
Unrealized depreciation on unfunded loan commitments	580
Unrealized depreciation on OTC forward foreign currency exchange contracts	575
Unrealized depreciation on OTC swap agreements	571

Total Liabilities	8,537,040

Net Assets	$50,792,714

Net assets were comprised of:
Common stock, at par	$1,000
Paid-in capital in excess of par	49,917,754
Total distributable earnings (loss)	873,960

Net assets, February 29, 2024	$50,792,714

Net asset value, offering price and redemption price per share. ($50,792,714 ÷ 1,000,000 shares of common stock issued and outstanding)	$50.79

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Statement of Operations (unaudited)

Six Months Ended February 29, 2024

Net Investment Income (Loss)
Income
Interest income	$2,555,226
Affiliated dividend income	56,430

Total income	2,611,656

Expenses
Management fee	187,276

Net investment income (loss)	2,424,380

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions	45,098
Futures transactions	34,153
Forward currency contract transactions	(690)
Swap agreement transactions	133,860
Foreign currency transactions	(1,281)

211,140

Net change in unrealized appreciation (depreciation) on:
Investments	85,471
Futures	24,361
Forward currency contracts	1,068
Swap agreements	142,965
Foreign currencies	97
Unfunded loan commitments	(108)

253,854

Net gain (loss) on investment and foreign currency transactions	464,994

Net Increase (Decrease) In Net Assets Resulting From Operations	$2,889,374

See Notes to Financial Statements.

PGIM Fixed Income ETFs 227

PGIM Floating Rate Income ETF

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 29, 2024	Year Ended August 31, 2023
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$2,424,380	$4,523,751
Net realized gain (loss) on investment and foreign currency transactions	211,140	74,933
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	253,854	672,747

Net increase (decrease) in net assets resulting from operations	2,889,374	5,271,431

Dividends and Distributions
Distributions from distributable earnings	(3,079,582)	(4,140,051)

Fund share transactions
Net proceeds from shares sold (150,000 and 675,000 shares, respectively)	7,560,600	33,359,380
Cost of shares purchased (500,000 and 0 shares, respectively)	(24,896,018)	—

Net increase (decrease) in net assets from Fund share transactions	(17,335,418)	33,359,380

Total increase (decrease)	(17,525,626)	34,490,760

Net Assets:

Beginning of period	68,318,340	33,827,580

End of period	$50,792,714	$68,318,340

See Notes to Financial Statements.

PGIM Floating Rate Income ETF

Financial Highlights (unaudited)

	Six Months Ended February 29, 2024		Year Ended August 31, 2023	May 17, 2022(a) through August 31, 2022
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$50.61		$50.11	$50.00
Income (loss) from investment operations:
Net investment income (loss)	2.33		4.27	0.62
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.70		0.16	(0.18)
Total from investment operations	3.03		4.43	0.44
Less Dividends and Distributions:
Dividends from net investment income	(2.83)		(3.88)	(0.33)
Distributions from net realized gains	(0.02)		(0.05)	-
Total dividends and distributions	(2.85)		(3.93)	(0.33)
Net asset value, end of period	$50.79		$50.61	$50.11
Total Return(c):	6.20%		9.32%	0.89%

Ratios/Supplemental Data:
Net assets, end of period (000)	$50,793		$68,318	$33,828
Average net assets (000)	$52,310		$52,571	$26,460
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.72	%(e)	0.72%	0.72	%(e)
Expenses before waivers and/or expense reimbursement	0.72	%(e)	0.72%	0.72	%(e)
Net investment income (loss)	9.32	%(e)	8.61%	4.32	%(e)
Portfolio turnover rate(f)	56%		182%	9%

(a)	Commencement of operations.

(b)	Calculated based on average shares outstanding during the period.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.

(e)	Annualized.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 229

PGIM AAA CLO ETF

Schedule of Investments (unaudited)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 99.1%

ASSET-BACKED SECURITIES

Collateralized Loan Obligations

AGL CLO Ltd. (Cayman Islands),
Series 2020-05A, Class A1R, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.739%(c)	07/20/34	3,000	$3,003,914
Series 2021-14A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.729(c)	12/02/34	1,750	1,751,205
AGL Core CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1, 144A, 3 Month SOFR + 1.652% (Cap N/A, Floor 1.390%)	6.969(c)	04/20/32	570	570,682
Series 2021-15A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.729(c)	01/20/35	537	537,626
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2021-17A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.746(c)	07/15/34	1,000	1,001,329
Ares CLO Ltd. (Cayman Islands),
Series 2020-56A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.422%)	6.746(c)	10/25/34	600	600,900
Series 2021-60A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.680(c)	07/18/34	460	462,730
Series 2021-61A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.729(c)	10/20/34	2,500	2,504,489
Atlas Static Senior Loan Fund Ltd. (Cayman Islands),
Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	7.064(c)	07/15/30	1,851	1,858,198
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.678(c)	10/17/32	1,000	1,002,287
Series 2021-06A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.412%)	6.729(c)	10/21/34	1,000	1,001,750
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	6.618(c)	04/18/35	3,750	3,751,122
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.462%)	6.779(c)	07/20/34	1,000	1,001,033
Series 2021-02A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.749(c)	01/20/35	3,000	3,003,659
Barings CLO Ltd. (Cayman Islands),
Series LP-02A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.679(c)	01/20/34	1,500	1,501,211

See Notes to Financial Statements.

PGIM AAA CLO ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.300% (Cap N/A, Floor 2.300%)	7.618%(c)	04/20/35	810	$810,854
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)	7.389(c)	10/20/35	1,000	1,004,151
Series 2023-02A, Class A2, 144A, 3 Month SOFR + 2.550% (Cap N/A, Floor 2.550%)	7.889(c)	10/20/35	1,000	1,004,887
Battalion CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.750(c)	01/25/35	455	454,289
Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.651(c)	05/17/31	912	913,779
Series 2019-14A, Class AR, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)	6.769(c)	01/20/35	2,500	2,496,633
Series 2020-15A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	6.619(c)	01/17/33	1,000	1,001,892
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2015-06BR, Class A, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)	6.769(c)	07/20/34	1,000	1,001,066
Series 2021-23A, Class A1, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.666(c)	04/25/34	2,500	2,504,727
BlueMountain CLO Ltd. (Cayman Islands),
Series 2019-24A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.679(c)	04/20/34	3,000	2,993,713
Series 2021-32A, Class A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.746(c)	10/15/34	1,500	1,497,810
Broad River BSL Funding CLO Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.749(c)	07/20/34	1,250	1,250,403
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2022-01A, Class A, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)	6.647(c)	04/15/35	2,041	2,040,272
CBAM Ltd. (Cayman Islands),
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	6.759(c)	07/20/34	3,500	3,506,878
CIFC Funding Ltd. (Cayman Islands),
Series 2015-04A, Class A1A2, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)	6.649(c)	04/20/34	3,000	3,002,649
Series 2019-05A, Class A1R1, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	6.716(c)	01/15/35	1,800	1,802,373

See Notes to Financial Statements.

PGIM Fixed Income ETFs 231

PGIM AAA CLO ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

CIFC Funding Ltd. (Cayman Islands), (cont’d.)
Series 2021-05A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.402%)	6.716%(c)	07/15/34	2,000	$2,000,414
Series 2022-05A, Class A1R, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	6.837(c)	01/16/37	1,000	999,430
Columbia Cent CLO Ltd. (Cayman Islands),
Series 2021-31A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.779(c)	04/20/34	2,750	2,741,936
CQS US CLO Ltd. (United Kingdom),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)	7.209(c)	01/25/37	2,500	2,498,878
Crown City CLO (Cayman Islands),
Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)	6.769(c)	07/20/34	250	249,872
Series 2021-01A, Class A1A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.749(c)	07/20/34	1,500	1,497,804
Elevation CLO Ltd. (Cayman Islands),
Series 2021-13A, Class A1, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)	6.766(c)	07/15/34	2,000	1,995,958
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.412%)	6.729(c)	04/20/34	2,000	2,004,000
Series 2020-02A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.729(c)	10/20/34	2,250	2,250,000
Series 2024-01A, Class A1, 144A	— (p)	04/17/37	2,000	2,000,682
Gallatin CLO Ltd. (Bermuda),
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	7.414(c)	10/14/35	1,000	1,005,500
Series 2023-01A, Class AJ, 144A, 3 Month SOFR + 2.550% (Cap N/A, Floor 2.550%)	7.864(c)	10/14/35	1,000	1,001,096
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)	6.758(c)	10/20/31	1,000	1,000,446
HPS Loan Management Ltd. (Cayman Islands),
Series 2016-10A, Class A1RR, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	6.719(c)	04/20/34	4,000	4,005,166
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.779(c)	10/20/34	250	250,253

See Notes to Financial Statements.

PGIM AAA CLO ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

KKR CLO Ltd. (Cayman Islands),
Series 2023-46A, Class A1A, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	7.168%(c)	04/20/35	1,750	$1,751,831
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-34A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.706(c)	04/25/32	1,100	1,100,601
Series 2021-38A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)	6.698(c)	07/17/34	900	901,350
Marble Point CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A1, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)	6.818(c)	10/17/34	1,500	1,500,750
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class AR, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 1.040%)	6.616(c)	04/15/34	3,500	3,504,692
Northwoods Capital Ltd. (Cayman Islands),
Series 2020-22A, Class A2RR, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	7.333(c)	03/16/37	1,500	1,500,522
Oaktree CLO Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.726(c)	07/15/34	2,210	2,214,179
Series 2021-01A, Class A1, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.736(c)	07/15/34	1,875	1,873,603
Ocean Trails CLO Ltd. (United Kingdom),
Series 2024-15A, Class A, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	7.022(c)	01/15/37	3,000	2,999,571
Octagon Investment Partners 51 Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.729(c)	07/20/34	3,000	3,010,061
Pikes Peak CLO (Cayman Islands),
Series 2020-06A, Class AR2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.751(c)	05/18/34	3,750	3,751,354
PPM CLO Ltd. (Cayman Islands),
Series 2021-05A, Class A, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.760(c)	10/18/34	3,500	3,503,571
Rad CLO Ltd. (Cayman Islands),
Series 2021-12A, Class A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.749(c)	10/30/34	3,000	3,007,444
Series 2021-14A, Class A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.746(c)	01/15/35	1,500	1,503,296

See Notes to Financial Statements.

PGIM Fixed Income ETFs 233

PGIM AAA CLO ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Rad CLO Ltd. (Cayman Islands), (cont’d.)
Series 2023-19A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	7.318%(c)	04/20/35	600	$600,629
Regatta Funding Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.729(c)	01/20/35	1,000	1,002,737
Regatta VII Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.782(c)	06/20/34	2,000	2,006,399
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.739(c)	10/20/31	535	536,171
Series 2021-01A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.749(c)	07/20/34	450	450,131
Shackleton CLO Ltd. (Cayman Islands),
Series 2017-11A, Class AR, 144A, 3 Month SOFR + 1.352% (Cap N/A, Floor 0.262%)	6.659(c)	08/15/30	293	293,870
Signal Peak CLO Ltd. (Cayman Islands),
Series 2020-08A, Class A, 144A, 3 Month SOFR + 1.532% (Cap N/A, Floor 1.270%)	6.849(c)	04/20/33	750	750,362
Silver Rock CLO (Cayman Islands),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.880% (Cap N/A, Floor 1.880%)	7.217(c)	01/20/36	2,000	1,997,790
Sixth Street CLO Ltd. (Cayman Islands),
Series 2021-19A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.679(c)	07/20/34	3,750	3,761,430
Sound Point CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.659(c)	01/20/32	1,000	1,000,630
TCW CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.749(c)	03/18/34	3,000	3,003,576
TICP CLO Ltd. (Cayman Islands),
Series 2018-12A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.746(c)	07/15/34	2,500	2,501,507
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)	7.188(c)	01/20/36	1,500	1,498,481
Series 2022-02A, Class AJR, 144A, 3 Month SOFR + 2.300% (Cap N/A, Floor 2.300%)	7.618(c)	01/20/36	1,000	1,009,763

See Notes to Financial Statements.

PGIM AAA CLO ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Tikehau US CLO Ltd. (Bermuda), (cont’d.)
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	7.311%(c)	01/15/36	1,750	$1,752,035
Tralee CLO Ltd. (Cayman Islands),
Series 2021-07A, Class A1, 144A, 3 Month SOFR + 1.582% (Cap N/A, Floor 1.320%)	6.906(c)	04/25/34	3,000	3,006,329
Trinitas CLO Ltd. (Cayman Islands),
Series 2022-20A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	6.848(c)	07/20/35	1,500	1,501,668
Series 2023-26A, Class A1, 144A, 3 Month SOFR + 1.690% (Cap N/A, Floor 1.690%)	7.008(c)	01/20/35	2,000	2,005,069
Trinitas CLO Ltd. (Bermuda),
Series 2023-22A, Class A1, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	7.168(c)	07/20/36	2,000	2,005,218
Venture CLO Ltd. (Cayman Islands),
Series 2019-36A, Class A1AR, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)	6.709(c)	04/20/32	2,500	2,503,894
Voya CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.731(c)	07/19/34	3,250	3,256,959
Warwick Capital CLO Ltd. (United Kingdom),
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	7.327(c)	01/15/37	1,500	1,500,876
Wellfleet CLO Ltd. (Cayman Islands),
Series 2020-02A, Class AR, 144A, 3 Month SOFR + 1.482% (Cap N/A, Floor 1.220%)	6.796(c)	07/15/34	2,500	2,501,572
Whitebox CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.482% (Cap N/A, Floor 1.220%)	6.800(c)	10/24/34	1,600	1,601,886
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)	6.786(c)	10/15/34	250	250,296
Series 2021-03A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.729(c)	07/20/33	2,450	2,445,107

See Notes to Financial Statements.

PGIM Fixed Income ETFs 235

PGIM AAA CLO ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Z Capital Credit Partners CLO Ltd. (Cayman Islands),
Series 2024-01A, Class A, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	7.281%(c)	04/16/36	3,250	$3,251,128

TOTAL ASSET-BACKED SECURITIES (cost $155,061,172)				156,458,284

TOTAL LONG-TERM INVESTMENTS (cost $155,061,172)				156,458,284

			Shares

SHORT-TERM INVESTMENT 3.0%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 5.545%) (cost $4,790,897)(wb)			4,790,897	4,790,897

TOTAL INVESTMENTS 102.1% (cost $159,852,069)				161,249,181
Liabilities in excess of other assets (2.1)%				(3,304,054)

NET ASSETS 100.0%				$157,945,127

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 29, 2024.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(wb)	Represents an investment in a Fund affiliated with the Manager.

See Notes to Financial Statements.

PGIM AAA CLO ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 29, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$156,458,284	$—
Short-Term Investment
Affiliated Mutual Fund	4,790,897	—	—

Total	$4,790,897	$156,458,284	$—

Sector Allocations:

The sector allocations of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 29, 2024 were as follows:

Collateralized Loan Obligations	99.1%

Affiliated Mutual Fund	3.0%

102.1
Liabilities in excess of other assets	(2.1)

100.0%

See Notes to Financial Statements.

PGIM Fixed Income ETFs 237

PGIM AAA CLO ETF

Statement of Assets & Liabilities (unaudited)

as of February 29, 2024

Assets

Investments at value:
Unaffiliated investments (cost $155,061,172)	$156,458,284
Affiliated investments (cost $4,790,897)	4,790,897
Dividends and interest receivable	1,228,447

Total Assets	162,477,628

Liabilities

Payable for investments purchased	4,508,994
Management fee payable	23,507

Total Liabilities	4,532,501

Net Assets	$157,945,127

Net assets were comprised of:
Common stock, at par	$3,100
Paid-in capital in excess of par	155,417,930
Total distributable earnings (loss)	2,524,097

Net assets, February 29, 2024	$157,945,127

Net asset value, offering price and redemption price per share. ($157,945,127 ÷ 3,100,000 shares of common stock issued and outstanding)	$50.95

See Notes to Financial Statements.

PGIM AAA CLO ETF

Statement of Operations (unaudited)

Six Months Ended February 29, 2024

Net Investment Income (Loss)

Income
Interest income	$5,103,299
Affiliated dividend income	135,944

Total income	5,239,243

Expenses
Management fee	144,027

Net investment income (loss)	5,095,216

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions	320,103

Net change in unrealized appreciation (depreciation) on investments	1,218,846

Net gain (loss) on investment transactions	1,538,949

Net Increase (Decrease) In Net Assets Resulting From Operations	$6,634,165

See Notes to Financial Statements.

PGIM Fixed Income ETFs 239

PGIM AAA CLO ETF

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 29, 2024	July 19, 2023* through August 31, 2023
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$5,095,216	$759,026
Net realized gain (loss) on investment transactions	320,103	4,693
Net change in unrealized appreciation (depreciation) on investments	1,218,846	178,266

Net increase (decrease) in net assets resulting from operations	6,634,165	941,985

Dividends and Distributions
Distributions from distributable earnings	(5,052,053)	—

Fund share transactions
Net proceeds from shares sold (800,000 and 2,500,000 shares, respectively)	40,401,172	125,142,342
Cost of shares purchased (200,000 and 0 shares, respectively)	(10,122,484)	—

Net increase (decrease) in net assets from Fund share transactions	30,278,688	125,142,342

Total increase (decrease)	31,860,800	126,084,327

Net Assets:

Beginning of period	126,084,327	—

End of period	$157,945,127	$126,084,327

*	Commencement of operations.

See Notes to Financial Statements.

PGIM AAA CLO ETF

Financial Highlights (unaudited)

	Six Months Ended February 29, 2024		July 19, 2023(a) through August 31, 2023
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$50.43		$50.00
Income (loss) from investment operations:
Net investment income (loss)	1.69		0.39
Net realized and unrealized gain (loss) on investment transactions	0.51		0.04
Total from investment operations	2.20		0.43
Less Dividends and Distributions:
Dividends from net investment income	(1.67)		-
Distributions from net realized gains	(0.01)		-
Total dividends and distributions	(1.68)		-
Net asset value, end of period	$50.95		$50.43
Total Return(c):	4.43%		0.87%

Ratios/Supplemental Data:
Net assets, end of period (000)	$157,945		$126,084
Average net assets (000)	$152,443		$99,359
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.19	%(e)	0.19	%(e)
Expenses before waivers and/or expense reimbursement	0.19	%(e)	0.19	%(e)
Net investment income (loss)	6.72	%(e)	6.48	%(e)
Portfolio turnover rate(f)	31%		4%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 241

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 99.5%

ASSET-BACKED SECURITIES 20.5%

Automobiles 0.3%

Avis Budget Rental Car Funding AESOP LLC,
Series 2024-01A, Class A, 144A	5.360%	06/20/30		100	$100,073

Collateralized Loan Obligations 19.8%

AGL CLO Ltd. (Cayman Islands),
Series 2021-14A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.729(c)	12/02/34		250	250,172
AlbaCore Euro CLO DAC (Ireland),
Series 02A, Class A1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)	4.755(c)	06/15/34	EUR	250	265,980
Allegro CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.729(c)	07/20/32		250	250,250
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.771(c)	01/19/35		250	250,284
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.678(c)	10/17/32		250	250,572
Barings Euro CLO DAC (Ireland),
Series 2019-01A, Class AR, 144A, 3 Month EURIBOR + 0.960% (Cap N/A, Floor 0.960%)	4.902(c)	04/15/36	EUR	250	266,617
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)	7.389(c)	10/20/35		250	251,038
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2015-06BR, Class A, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)	6.769(c)	07/20/34		250	250,267
BlueMountain Fuji Eur CLO DAC (Ireland),
Series 05A, Class B, 144A, 3 Month EURIBOR + 1.550% (Cap N/A, Floor 1.550%)	5.492(c)	01/15/33	EUR	250	265,879
Broad River BSL Funding CLO Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.749(c)	07/20/34		250	250,081
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	6.579(c)	04/20/31		200	200,939

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Greywolf CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)	6.758%(c)	10/20/31	250	$250,111
HPS Loan Management Ltd. (Cayman Islands),
Series 2021-16A, Class A1, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	6.717(c)	01/23/35	250	250,003
LCM Ltd. (Cayman Islands),
Series 34A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.749(c)	10/20/34	250	250,313
Madison Park Funding Ltd. (Cayman Islands),
Series 2021-38A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)	6.698(c)	07/17/34	290	290,435
Mountain View CLO Ltd. (Cayman Islands),
Series 2023-01A, Class B, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	8.430(c)	09/14/36	250	251,379
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class AR, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 1.040%)	6.616(c)	04/15/34	250	250,335
Northwoods Capital Ltd. (Cayman Islands),
Series 2020-22A, Class A1RR, 144A	0.000(c)	03/16/37	250	250,087
Oaktree CLO Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.726(c)	07/15/34	250	250,473
OZLM Ltd. (Cayman Islands),
Series 2014-09A, Class A1A3, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.679(c)	10/20/31	234	233,582
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)	6.808(c)	02/14/34	250	250,216
PPM CLO Ltd. (Cayman Islands),
Series 2021-05A, Class A, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.760(c)	10/18/34	250	250,255
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	6.609(c)	04/20/31	213	213,077
Signal Peak CLO Ltd. (Cayman Islands),
Series 2020-08A, Class A, 144A, 3 Month SOFR + 1.532% (Cap N/A, Floor 1.270%)	6.849(c)	04/20/33	250	250,121

See Notes to Financial Statements.

PGIM Fixed Income ETFs 243

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Sound Point CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.659%(c)	01/20/32		250	$250,157
Trinitas CLO Ltd. (Cayman Islands),
Series 2022-20A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	6.848(c)	07/20/35		250	250,278
Trinitas Euro CLO DAC (Ireland),
Series 06A, Class A, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)	5.525(c)	04/15/37	EUR	250	270,685
Venture CLO Ltd. (Cayman Islands),
Series 2019-36A, Class A1AR, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)	6.709(c)	04/20/32		250	250,389

					7,013,975

Home Equity Loans 0.4%

JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	7.024(c)	03/25/54		85	85,915
Series 2023-HE03, Class M1, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	7.424(c)	05/25/54		65	65,482

					151,397

TOTAL ASSET-BACKED SECURITIES (cost $7,209,744)					7,265,445

COMMERCIAL MORTGAGE-BACKED SECURITIES 10.7%

BANK,
Series 2023-BNK46, Class A21	6.725(cc)	08/15/56		200	209,051
Barclays Commercial Mortgage Securities Trust,
Series 2023-05C23, Class A3	6.675(cc)	12/15/56		200	211,643
Benchmark Mortgage Trust,
Series 2019-B15, Class A4	2.673	12/15/72		300	258,725
Series 2022-B33, Class A1	2.306	03/15/55		358	341,085
Series 2024-V05, Class A3	5.805	01/10/57		100	102,710
BMO Mortgage Trust,
Series 2023-05C01, Class A3	6.534(cc)	08/15/56		150	156,998
Series 2023-C06, Class A2	6.643(cc)	09/15/56		200	210,965

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

BMO Mortgage Trust, (cont’d.)
Series 2023-C06, Class XB, IO	0.153%(cc)	09/15/56	6,200	$96,107
BX Trust,
Series 2024-PAT, Class A, 144A, 1 Month SOFR + 2.090% (Cap N/A, Floor 2.090%)	7.340(c)	03/15/26	100	99,747
CENT Trust,
Series 2023-CITY, Class A, 144A, 1 Month SOFR + 2.620% (Cap N/A, Floor 2.620%)	7.938(c)	09/15/38	50	50,250
CGMS Commercial Mortgage Trust,
Series 2017-B01, Class A3	3.197	08/15/50	242	225,537
Commercial Mortgage Trust,
Series 2015-DC01, Class A5	3.350	02/10/48	250	243,831
Series 2016-COR01, Class A4	3.091	10/10/49	250	232,475
GS Mortgage Securities Trust,
Series 2014-GC22, Class A4	3.587	06/10/47	165	164,369
Series 2019-GC40, Class A2	2.971	07/10/52	72	71,779
JPMCC Commercial Mortgage Securities Trust,
Series 2019-COR04, Class A5	4.029	03/10/52	250	225,030
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C20, Class A4	3.249	02/15/48	300	293,023
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A4	3.809	12/15/48	250	240,683
UBS Commercial Mortgage Trust,
Series 2017-C04, Class A3	3.301	10/15/50	273	255,521
Wells Fargo Commercial Mortgage Trust,
Series 2020-C56, Class A1	1.341	06/15/53	98	97,321

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $3,716,804)				3,786,850

CORPORATE BONDS 30.4%

Aerospace & Defense 0.7%

Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	150	140,848
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	109	109,000

				249,848

See Notes to Financial Statements.

PGIM Fixed Income ETFs 245

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Agriculture 0.7%

BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.259%	03/25/28	115	$101,663
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	4.875	02/13/29	150	147,401

				249,064

Airlines 0.3%

Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A	4.750	10/20/28	75	73,293
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	25	24,070

				97,363

Apparel 0.1%

Hanesbrands, Inc.,
Gtd. Notes, 144A	4.875	05/15/26	25	24,138

Auto Manufacturers 1.3%

Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	6.800	05/12/28	200	206,423
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	1.250	01/08/26	180	166,801
Sr. Unsec’d. Notes	5.400	05/08/27	15	15,017
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A	5.950	09/21/26	80	80,861

				469,102

Auto Parts & Equipment 0.1%

Dana, Inc.,
Sr. Unsec’d. Notes	5.625	06/15/28	25	24,220

Banks 9.3%

Bank of America Corp.,
Sr. Unsec’d. Notes	5.202(ff)	04/25/29	315	313,217
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	5.829(ff)	05/09/27	200	200,353

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A	5.497%(ff)	05/20/30	200	$198,986
Citigroup, Inc.,
Sr. Unsec’d. Notes	5.174(ff)	02/13/30	190	188,068
Sub. Notes	4.450	09/29/27	195	188,920
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes	5.841(ff)	01/23/30	50	49,399
Comerica, Inc.,
Sr. Unsec’d. Notes	5.982(ff)	01/30/30	80	78,567
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	7.146(ff)	07/13/27	150	153,825
Fifth Third Bancorp,
Sr. Unsec’d. Notes	6.339(ff)	07/27/29	20	20,538
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.542(ff)	09/10/27	140	127,255
Sr. Unsec’d. Notes	5.798(ff)	08/10/26	180	180,982
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes	6.208(ff)	08/21/29	10	10,171
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	5.040(ff)	01/23/28	70	69,626
Sr. Unsec’d. Notes	5.299(ff)	07/24/29	500	501,354
KeyCorp,
Sr. Unsec’d. Notes, MTN	2.550	10/01/29	20	16,734
Morgan Stanley,
Sr. Unsec’d. Notes	5.449(ff)	07/20/29	300	301,243
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	5.812(ff)	06/12/26	85	85,110
Sr. Unsec’d. Notes	6.615(ff)	10/20/27	20	20,534
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	6.047(ff)	06/08/27	125	126,212
U.S. Bancorp,
Sr. Unsec’d. Notes	5.384(ff)	01/23/30	110	109,380
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	5.198(ff)	01/23/30	90	89,224
Sr. Unsec’d. Notes, MTN	5.574(ff)	07/25/29	250	251,741

				3,281,439

See Notes to Financial Statements.

PGIM Fixed Income ETFs 247

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Building Materials 0.1%

JELD-WEN, Inc.,
Gtd. Notes, 144A	4.875%	12/15/27	25	$23,772
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	25	23,599

				47,371

Chemicals 0.3%

CF Industries, Inc.,
Gtd. Notes, 144A	4.500	12/01/26	110	107,269

Commercial Services 0.4%

Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26	11	10,966
Sr. Unsec’d. Notes, 144A	9.750	07/15/27	50	49,818
Brink’s Co. (The),
Gtd. Notes, 144A	4.625	10/15/27	25	23,611
ERAC USA Finance LLC,
Gtd. Notes, 144A	5.000	02/15/29	40	39,766

				124,161

Computers 0.2%

Leidos, Inc.,
Gtd. Notes	3.625	05/15/25	80	78,116

Distribution/Wholesale 0.1%

H&E Equipment Services, Inc.,
Gtd. Notes, 144A	3.875	12/15/28	50	45,089

Diversified Financial Services 1.9%

American Express Co.,
Sr. Unsec’d. Notes	6.338(ff)	10/30/26	65	65,988
BOC Aviation USA Corp. (China),
Gtd. Notes, 144A, MTN	1.625	04/29/24	400	397,576
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A	7.200	12/12/28	25	25,638
Capital One Financial Corp.,
Sr. Unsec’d. Notes	7.149(ff)	10/29/27	40	41,469

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)

Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes	5.875%	07/21/28	80	$81,556
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	6.000	01/15/27	25	24,579
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	25	21,843

				658,649

Electric 2.0%

American Electric Power Co., Inc.,
Jr. Sub. Notes	5.699	08/15/25	75	75,135
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	50	45,989
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	5.749	09/01/25	130	130,689
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	50	49,250
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A	5.150	03/30/26	60	59,446
Southern California Edison Co.,
First Mortgage	4.875	02/01/27	100	99,484
First Mortgage	4.900	06/01/26	125	124,141
Vistra Corp.,
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	50	50,002
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29	25	22,834
Gtd. Notes, 144A	5.000	07/31/27	50	47,948

				704,918

Engineering & Construction 0.7%

Jacobs Engineering Group, Inc.,
Gtd. Notes	6.350	08/18/28	65	66,943
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	4.250	10/31/26	200	192,308

				259,251

See Notes to Financial Statements.

PGIM Fixed Income ETFs 249

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Entertainment 0.7%

Caesars Entertainment, Inc.,
Gtd. Notes, 144A	4.625%	10/15/29		75	$68,473
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	01/15/27		25	23,906
Warnermedia Holdings, Inc.,
Gtd. Notes	3.755	03/15/27		160	151,429

					243,808

Foods 0.5%

Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	6.500	02/15/28		25	25,159
B&G Foods, Inc.,
Gtd. Notes	5.250	04/01/25		7	6,970
Gtd. Notes	5.250	09/15/27		25	23,256
Bellis Finco PLC (United Kingdom),
Gtd. Notes	4.000	02/16/27	GBP	100	113,955

					169,340

Gas 0.1%

AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.875	08/20/26		25	24,231

Healthcare-Services 0.2%

Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A	4.375	02/15/27		50	46,563
Tenet Healthcare Corp.,
Gtd. Notes	6.125	10/01/28		25	24,712

					71,275

Home Builders 0.5%

Beazer Homes USA, Inc.,
Gtd. Notes	7.250	10/15/29		25	25,021
Empire Communities Corp. (Canada),
Sr. Unsec’d. Notes, 144A	7.000	12/15/25		50	49,500
M/I Homes, Inc.,
Gtd. Notes	4.950	02/01/28		25	23,787

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)

Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	5.250%	12/15/27	25	$24,062
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27	25	24,933
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	25	24,511

				171,814

Leisure Time 0.2%

NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	50	48,687
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27	25	24,422

				73,109

Lodging 0.5%

Hyatt Hotels Corp.,
Sr. Unsec’d. Notes	5.750	01/30/27	75	75,898
Marriott International, Inc.,
Sr. Unsec’d. Notes	5.450	09/15/26	30	30,126
MGM Resorts International,
Gtd. Notes	6.750	05/01/25	75	75,082

				181,106

Machinery-Diversified 0.1%

Nordson Corp.,
Sr. Unsec’d. Notes	5.600	09/15/28	10	10,160
Otis Worldwide Corp.,
Sr. Unsec’d. Notes	5.250	08/16/28	35	35,300

				45,460

Media 1.0%

CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	50	47,257
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	2.250	01/15/29	90	75,919

See Notes to Financial Statements.

PGIM Fixed Income ETFs 251

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Media (cont’d.)

Cox Communications, Inc.,
Gtd. Notes, 144A	5.450%	09/15/28		55	$55,423
Sr. Unsec’d. Notes, 144A	3.350	09/15/26		80	76,111
DISH DBS Corp.,
Gtd. Notes	7.750	07/01/26		25	15,723
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750	11/15/27		25	26,080
Gray Television, Inc.,
Gtd. Notes, 144A	5.875	07/15/26		25	23,729
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/01/27		50	48,473

					368,715

Mining 0.1%

Novelis Corp.,
Gtd. Notes, 144A	3.250	11/15/26		25	23,252

Oil & Gas 2.0%

Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A	5.600	06/13/28		150	151,132
BP Capital Markets PLC (United Kingdom),
Gtd. Notes	4.375(ff)	06/22/25(oo)		75	73,925
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26		25	24,779
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.750	01/30/28		25	25,198
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A	4.875	03/30/26		30	28,177
Sr. Sec’d. Notes, 144A	5.375	03/30/28		26	23,306
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	5.875	02/01/29		25	24,375
Ovintiv, Inc.,
Gtd. Notes	5.650	05/15/28		90	90,791
Parkland Corp. (Canada),
Gtd. Notes, 144A	5.875	07/15/27		50	48,938
Petroleos Mexicanos (Mexico),
Gtd. Notes	3.625	11/24/25	EUR	100	103,186

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Petroleos Mexicanos (Mexico), (cont’d.)
Gtd. Notes	6.875%	10/16/25		30	$29,562
Gtd. Notes, EMTN	4.875	02/21/28	EUR	100	95,267

					718,636

Packaging & Containers 0.3%

Berry Global, Inc.,
Sr. Sec’d. Notes, 144A	5.500	04/15/28		60	59,664
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A	4.375	10/15/28		25	23,279
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A	6.125	02/01/28		25	24,947

					107,890

Pipelines 2.2%

Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.750	01/15/28		50	49,012
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A	5.927	08/15/30		15	15,278
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)		70	67,667
Sr. Unsec’d. Notes	6.100	12/01/28		40	41,381
MPLX LP,
Sr. Unsec’d. Notes	1.750	03/01/26		160	149,250
ONEOK, Inc.,
Gtd. Notes	4.550	07/15/28		100	97,700
Gtd. Notes	5.650	11/01/28		35	35,619
Targa Resources Corp.,
Gtd. Notes	5.200	07/01/27		125	124,301
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.650	07/01/26		130	127,087
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	5.400	03/02/26		70	70,163

					777,458

See Notes to Financial Statements.

PGIM Fixed Income ETFs 253

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) 1.9%

American Tower Corp.,
Sr. Unsec’d. Notes	3.600%	01/15/28		70	$65,872
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	3.900	03/15/27		95	90,505
Crown Castle, Inc.,
Sr. Unsec’d. Notes	4.800	09/01/28		90	87,756
Diversified Healthcare Trust,
Gtd. Notes	9.750	06/15/25		25	24,898
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	5.250	06/01/25		65	64,468
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A	7.500	06/01/25		25	25,129
Realty Income Corp.,
Sr. Unsec’d. Notes	4.700	12/15/28		75	73,739
Sr. Unsec’d. Notes	4.750	02/15/29		160	156,591
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A	3.625	07/15/26		25	23,308
Sun Communities Operating LP,
Gtd. Notes	2.300	11/01/28		75	65,085

					677,351

Retail 0.5%

1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A	3.875	01/15/28		25	23,185
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	100	112,735
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	5.625	12/01/25		25	24,994
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27		25	24,640

					185,554

Software 0.2%

Fiserv, Inc.,
Sr. Unsec’d. Notes	5.375	08/21/28		60	60,370

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Telecommunications 1.0%

Rogers Communications, Inc. (Canada),
Gtd. Notes	5.000%	02/15/29		130	$128,834
T-Mobile USA, Inc.,
Gtd. Notes	3.750	04/15/27		115	110,243
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes	4.000	01/31/29	GBP	100	109,176

					348,253

Trucking & Leasing 0.2%

Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	5.750	05/24/26		75	75,400

TOTAL CORPORATE BONDS (cost $10,695,067)					10,743,020

RESIDENTIAL MORTGAGE-BACKED SECURITIES 2.7%
Connecticut Avenue Securities Trust,
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	8.422(c)	03/25/42		100	103,908
Series 2022-R07, Class 1B1, 144A, 30 Day Average SOFR + 6.800% (Cap N/A, Floor 0.000%)	12.121(c)	06/25/42		100	112,741
Series 2023-R01, Class 1M1, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)	7.721(c)	12/25/42		84	85,910
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA02, Class M2, 144A, 30 Day Average SOFR + 2.300% (Cap N/A, Floor 0.000%)	7.622(c)	08/25/33		86	87,606
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)	7.722(c)	02/25/42		100	102,083
PMT Credit Risk Transfer Trust,
Series 2019-02R, Class A, 144A, 1 Month SOFR + 3.864% (Cap N/A, Floor 2.750%)	9.193(c)	05/30/25		50	49,760

See Notes to Financial Statements.

PGIM Fixed Income ETFs 255

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

PMT Credit Risk Transfer Trust, (cont’d.)
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.810%(c)	05/25/33		400	$400,000

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $933,107)					942,008

SOVEREIGN BONDS 0.6%

Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN	5.000	09/27/26	EUR	100	110,393

Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	100	103,692

TOTAL SOVEREIGN BONDS (cost $216,903)					214,085

U.S. GOVERNMENT AGENCY OBLIGATIONS 7.7%

Federal Home Loan Mortgage Corp.	3.000	07/01/46		85	75,240
Federal Home Loan Mortgage Corp.	3.000	02/01/52		108	92,096
Federal Home Loan Mortgage Corp.	3.500	10/01/45		219	199,990
Federal Home Loan Mortgage Corp.	3.500	09/01/46		480	439,137
Federal Home Loan Mortgage Corp.	5.500	08/01/52		82	81,686
Federal Home Loan Mortgage Corp.	5.500	10/01/52		142	140,443
Federal Home Loan Mortgage Corp.	5.500	11/01/52		248	246,391
Federal Home Loan Mortgage Corp.	5.500	12/01/52		73	72,276
Federal National Mortgage Assoc.	1.500	03/01/36		181	157,116
Federal National Mortgage Assoc.	2.000	11/01/50		187	147,441
Federal National Mortgage Assoc.	2.500	09/01/50		182	151,140
Federal National Mortgage Assoc.	2.500	06/01/51		199	164,222
Federal National Mortgage Assoc.	3.000	10/01/44		258	229,491
Federal National Mortgage Assoc.	4.000	TBA		250	230,111
Federal National Mortgage Assoc.	4.500	06/01/52		257	243,811
Federal National Mortgage Assoc.	5.500	10/01/52		68	67,595

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $2,710,908)					2,738,186

U.S. TREASURY OBLIGATIONS 26.9%

U.S. Treasury Notes	0.250	09/30/25		1,600	1,490,562
U.S. Treasury Notes	0.375	04/30/25		2,340	2,219,801
U.S. Treasury Notes	1.250	12/31/26		720	659,700
U.S. Treasury Notes	4.250	12/31/25		550	545,746

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes(k)	4.625%	06/30/25	3,010	$3,000,359
U.S. Treasury Notes	4.625	02/28/26	1,610	1,609,874

TOTAL U.S. TREASURY OBLIGATIONS (cost $9,547,864)				9,526,042

TOTAL LONG-TERM INVESTMENTS (cost $35,030,397)				35,215,636

			Shares

SHORT-TERM INVESTMENT 1.6%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 5.545%) (cost $582,427)(wb)			582,427	582,427

TOTAL INVESTMENTS 101.1% (cost $35,612,824)				35,798,063
Liabilities in excess of other assets(z) (1.1)%				(387,090)

NET ASSETS 100.0%				$35,410,973

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 29, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of February 29, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

PGIM Fixed Income ETFs 257

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Futures contracts outstanding at February 29, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
11	3 Month CME SOFR	Mar. 2024	$2,602,806	$959
2	3 Month CME SOFR	Jun. 2024	473,425	169
2	3 Month CME SOFR	Sep. 2024	474,450	275
77	2 Year U.S. Treasury Notes	Jun. 2024	15,765,750	(5,387)
1	10 Year U.S. Treasury Notes	Jun. 2024	110,438	303

				(3,681)

Short Positions:
3	5 Year Euro-Bobl	Mar. 2024	376,832	3,419
44	5 Year U.S. Treasury Notes	Jun. 2024	4,703,875	(2,913)
1	10 Year U.K. Gilt	Jun. 2024	123,819	256
6	10 Year U.S. Ultra Treasury Notes	Jun. 2024	685,031	(3,399)
3	20 Year U.S. Treasury Bonds	Jun. 2024	357,750	(3,871)
2	30 Year U.S. Ultra Treasury Bonds	Jun. 2024	255,750	(3,738)
1	Euro Schatz Index	Mar. 2024	113,646	761

				(9,485)

				$(13,166)

Forward foreign currency exchange contracts outstanding at February 29, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 03/04/24	HSBC	GBP	155	$196,485	$195,615	$—	$(870)
Euro,
Expiring 03/04/24	BNYM	EUR	1,184	1,283,252	1,280,413	—	(2,839)

				$1,479,737	$1,476,028	—	(3,709)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 03/04/24	BNYM	GBP	155	$196,885	$195,615	$1,270	$—
Expiring 04/02/24	HSBC	GBP	155	196,521	195,650	871	—

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Forward foreign currency exchange contracts outstanding at February 29, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 03/04/24	BNYM	EUR	936	$1,016,432	$1,012,252	$4,180	$—
Expiring 03/04/24	JPM	EUR	248	266,301	268,160	—	(1,859)
Expiring 04/02/24	BNYM	EUR	1,184	1,284,799	1,281,981	2,818	—
Expiring 04/02/24	HSBC	EUR	245	266,339	265,444	895	—

				$3,227,277	$3,219,102	10,034	(1,859)

						$10,034	$(5,568)

Credit default swap agreement outstanding at February 29, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at February 29, 2024(4)	Value at Trade Date	Value at February 29, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.41.V2	12/20/28	5.000%(Q)	921	3.383%	$53,341	$67,630	$14,289

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 259

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at February 29, 2024:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at February 29, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
4,305	08/31/24	5.384%(T)	1 Day SOFR(2)(T)/ 5.320%	$—	$(975)	$(975)
2,220	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.320%	—	6,899	6,899
180	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.320%	28	(842)	(870)

				$28	$5,082	$5,054

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$202,350
JPS	220,000	—

Total	$220,000	$202,350

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 29, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$100,073	$—
Collateralized Loan Obligations	—	7,013,975	—
Home Equity Loans	—	151,397	—
Commercial Mortgage-Backed Securities	—	3,786,850	—
Corporate Bonds	—	10,743,020	—
Residential Mortgage-Backed Securities	—	942,008	—
Sovereign Bonds	—	214,085	—
U.S. Government Agency Obligations	—	2,738,186	—
U.S. Treasury Obligations	—	9,526,042	—
Short-Term Investment
Affiliated Mutual Fund	582,427	—	—

Total	$582,427	$35,215,636	$—

Other Financial Instruments*
Assets
Futures Contracts	$6,142	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	10,034	—
Centrally Cleared Credit Default Swap Agreement	—	14,289	—
Centrally Cleared Interest Rate Swap Agreement	—	6,899	—

Total	$6,142	$31,222	$—

Liabilities
Futures Contracts	$(19,308)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(5,568)	—
Centrally Cleared Interest Rate Swap Agreements	—	(1,845)	—

Total	$(19,308)	$(7,413)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 261

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Industry Classification:

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of February 29, 2024 were as follows:

U.S. Treasury Obligations	26.9%
Collateralized Loan Obligations	19.8
Commercial Mortgage-Backed Securities	10.7
Banks	9.3
U.S. Government Agency Obligations	7.7
Residential Mortgage-Backed Securities	2.7
Pipelines	2.2
Oil & Gas	2.0
Electric	2.0
Real Estate Investment Trusts (REITs)	1.9
Diversified Financial Services	1.9
Affiliated Mutual Fund	1.6
Auto Manufacturers	1.3
Media	1.0
Telecommunications	1.0
Engineering & Construction	0.7
Aerospace & Defense	0.7
Agriculture	0.7
Entertainment	0.7
Sovereign Bonds	0.6
Retail	0.5
Lodging	0.5
Home Builders	0.5
Foods	0.5

Home Equity Loans	0.4%
Commercial Services	0.4
Packaging & Containers	0.3
Chemicals	0.3
Automobiles	0.3
Airlines	0.3
Computers	0.2
Trucking & Leasing	0.2
Leisure Time	0.2
Healthcare-Services	0.2
Software	0.2
Building Materials	0.1
Machinery-Diversified	0.1
Distribution/Wholesale	0.1
Gas	0.1
Auto Parts & Equipment	0.1
Apparel	0.1
Mining	0.1

101.1
Liabilities in excess of other assets	(1.1)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 29, 2024 as presented in the Statement of Assets and Liabilities:

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$14,289*		—	$—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	10,034		Unrealized depreciation on OTC forward foreign currency exchange contracts	5,568
Interest rate contracts	Due from/to broker-variation margin futures	6,142	*	Due from/to broker-variation margin futures	19,308	*
Interest rate contracts	Due from/to broker-variation margin swaps	6,899	*	Due from/to broker-variation margin swaps	1,845	*

		$37,364			$26,721

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended February 29, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$13,003
Foreign exchange contracts	—	—	67,807	—
Interest rate contracts	39	(70,069)	—	(1,855)

Total	$39	$(70,069)	$67,807	$11,148

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$12,407

See Notes to Financial Statements.

PGIM Fixed Income ETFs 263

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Foreign exchange contracts	$—	$(27,773)	$—
Interest rate contracts	6,717	—	5,131

Total	$6,717	$(27,773)	$17,538

For the six months ended February 29, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Written (1)	$ 65,000
Futures Contracts - Long Positions (1)	17,754,110
Futures Contracts - Short Positions (1)	6,892,290
Forward Foreign Currency Exchange Contracts - Purchased (2)	1,030,343
Forward Foreign Currency Exchange Contracts - Sold (2)	2,482,167
Interest Rate Swap Agreements (1)	6,645,000
Credit Default Swap Agreements - Sell Protection (1)	781,333

*	Average volume is based on average quarter end balances for the six months ended February 29, 2024.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BNYM	$8,268	$(2,839)	$5,429	$—	$5,429
HSBC	1,766	(870)	896	—	896
JPM	—	(1,859)	(1,859)	—	(1,859)

	$10,034	$(5,568)	$4,466	$—	$4,466

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 265

PGIM Short Duration Multi-Sector Bond ETF

Statement of Assets & Liabilities (unaudited)

as of February 29, 2024

Assets

Investments at value:
Unaffiliated investments (cost $35,030,397)	$35,215,636
Affiliated investments (cost $582,427)	582,427
Foreign currency, at value (cost $17)	17
Receivable for investments sold	3,363,545
Dividends and interest receivable	251,596
Deposit with broker for centrally cleared/exchange-traded derivatives	220,000
Unrealized appreciation on OTC forward foreign currency exchange contracts	10,034
Due from broker—variation margin swaps	1,954

Total Assets	39,645,209

Liabilities

Payable for investments purchased	4,210,812
Management fee payable	11,057
Due to broker—variation margin futures	6,799
Unrealized depreciation on OTC forward foreign currency exchange contracts	5,568

Total Liabilities	4,234,236

Net Assets	$35,410,973

Net assets were comprised of:
Common stock, at par	$700
Paid-in capital in excess of par	35,195,610
Total distributable earnings (loss)	214,663

Net assets, February 29, 2024	$35,410,973

Net asset value, offering price and redemption price per share. ($35,410,973 ÷ 700,000 shares of common stock issued and outstanding)	$50.59

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond ETF

Statement of Operations (unaudited)

Six Months Ended February 29, 2024

Net Investment Income (Loss)

Income
Interest income (net of $158 foreign withholding tax)	$805,220
Affiliated dividend income	12,075

Total income	817,295

Expenses
Management fee	55,391

Net investment income (loss)	761,904

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions	7,528
Futures transactions	(70,069)
Forward currency contract transactions	67,807
Options written transactions	39
Swap agreement transactions	11,148
Foreign currency transactions	(27,542)

(11,089)

Net change in unrealized appreciation (depreciation) on:
Investments	254,475
Futures	6,717
Forward currency contracts	(27,773)
Swap agreements	17,538
Foreign currencies	396

251,353

Net gain (loss) on investment and foreign currency transactions	240,264

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,002,168

See Notes to Financial Statements.

PGIM Fixed Income ETFs 267

PGIM Short Duration Multi-Sector Bond ETF

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 29, 2024	July 19, 2023* through August 31, 2023
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$761,904	$162,369
Net realized gain (loss) on investment and foreign currency transactions	(11,089)	3,367
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	251,353	(55,496)

Net increase (decrease) in net assets resulting from operations	1,002,168	110,240

Dividends and Distributions
Distributions from distributable earnings	(897,111)	—

Fund share transactions
Net proceeds from shares sold (200,000 and 500,000 shares, respectively)	10,108,176	25,087,500

Total increase (decrease)	10,213,233	25,197,740

Net Assets:

Beginning of period	25,197,740	—

End of period	$35,410,973	$25,197,740

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond ETF

Financial Highlights (unaudited)

	Six Months Ended February 29, 2024		July 19, 2023(a) through August 31, 2023
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$50.40		$50.00
Income (loss) from investment operations:
Net investment income (loss)	1.38		0.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.51		0.08	(c)
Total from investment operations	1.89		0.40
Less Dividends and Distributions:
Dividends from net investment income	(1.63)		-
Distributions from net realized gains	(0.07)		-
Total dividends and distributions	(1.70)		-
Net asset value, end of period	$50.59		$50.40
Total Return(d):	3.82%		0.79%

Ratios/Supplemental Data:
Net assets, end of period (000)	$35,411		$25,198
Average net assets (000)	$27,849		$25,087
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.40	%(f)	0.40	%(f)
Expenses before waivers and/or expense reimbursement	0.40	%(f)	0.40	%(f)
Net investment income (loss)	5.50	%(f)	5.49	%(f)
Portfolio turnover rate(g)(h)	47%		78%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 269

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 93.3%

CORPORATE BONDS 92.1%

Aerospace & Defense 2.1%

Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.125%	06/15/26	325	$327,437
TransDigm, Inc.,
Sr. Sec’d. Notes, 144A	6.250	03/15/26	200	199,940

				527,377

Airlines 1.6%

American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A	5.500	04/20/26	169	167,228
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	150	144,417
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	7.875	05/01/27	100	84,250

				395,895

Apparel 0.6%

Hanesbrands, Inc.,
Gtd. Notes, 144A	4.875	05/15/26	75	72,415
William Carter Co. (The),
Gtd. Notes, 144A	5.625	03/15/27	75	73,839

				146,254

Auto Manufacturers 0.7%

Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A	4.750	10/01/27	50	47,956
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN	1.850	09/16/26	100	90,040
PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A	9.500	10/01/28	50	50,632

				188,628

Auto Parts & Equipment 1.9%

American Axle & Manufacturing, Inc.,
Gtd. Notes	6.500	04/01/27	50	49,322

See Notes to Financial Statements.

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Parts & Equipment (cont’d.)

Clarios Global LP/Clarios US Finance Co.,
Gtd. Notes, 144A	8.500%	05/15/27	125	$125,312
Sr. Sec’d. Notes, 144A	6.250	05/15/26	125	124,688
Dana, Inc.,
Sr. Unsec’d. Notes	5.375	11/15/27	75	72,760
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000	11/17/28	75	68,367
Titan International, Inc.,
Sr. Sec’d. Notes	7.000	04/30/28	50	49,473

				489,922

Banks 0.9%

Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	6.625	01/15/27	75	71,460
Sr. Unsec’d. Notes, 144A	7.625	05/01/26	75	74,434
Popular, Inc. (Puerto Rico),
Sr. Unsec’d. Notes	7.250	03/13/28	75	76,125

				222,019

Building Materials 1.8%

Eco Material Technologies, Inc.,
Sr. Sec’d. Notes, 144A	7.875	01/31/27	75	75,110
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.875	12/15/27	100	95,088
Masonite International Corp.,
Gtd. Notes, 144A	5.375	02/01/28	50	49,940
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	5.000	02/15/27	250	240,680

				460,818

Chemicals 1.3%

Avient Corp.,
Sr. Unsec’d. Notes, 144A	5.750	05/15/25	175	174,078

See Notes to Financial Statements.

PGIM Fixed Income ETFs 271

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)

NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.875%	06/01/24	100	$99,375
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A	4.875	06/15/27	50	47,590

				321,043

Coal 0.3%

Conuma Resources Ltd. (Canada),
Sr. Sec’d. Notes, 144A	13.125	05/01/28	75	73,594

Commercial Services 5.6%

Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A	5.500	03/01/28	25	23,791
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26	196	195,390
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A	5.625	04/15/26	150	145,507
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.625	10/01/27	125	117,587
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A	5.750	07/15/27	150	142,902
Brink’s Co. (The),
Gtd. Notes, 144A	4.625	10/15/27	50	47,222
Herc Holdings, Inc.,
Gtd. Notes, 144A	5.500	07/15/27	125	122,370
Hertz Corp. (The),
Gtd. Notes, 144A	4.625	12/01/26	50	44,277
Mavis Tire Express Services Topco Corp.,
Sr. Unsec’d. Notes, 144A	6.500	05/15/29	75	70,367
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A	5.500	09/01/28	75	65,441
Service Corp. International,
Sr. Unsec’d. Notes	4.625	12/15/27	25	23,964

See Notes to Financial Statements.

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)

United Rentals North America, Inc.,
Gtd. Notes	4.875%	01/15/28	50	$48,247
Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A	9.750	08/15/26	375	375,801

				1,422,866

Computers 1.2%

McAfee Corp.,
Sr. Unsec’d. Notes, 144A	7.375	02/15/30	75	66,241
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A	9.500	04/01/29	100	106,222
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A	5.750	06/01/25	125	124,346

				296,809

Distribution/Wholesale 0.6%

H&E Equipment Services, Inc.,
Gtd. Notes, 144A	3.875	12/15/28	125	112,722
Ritchie Bros Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A	6.750	03/15/28	50	50,985

				163,707

Diversified Financial Services 4.8%

Bread Financial Holdings, Inc.,
Gtd. Notes, 144A	9.750	03/15/29	75	76,738
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A	9.250	02/01/29	5	5,079
GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A	8.000	02/15/27	25	25,625
goeasy Ltd. (Canada),
Gtd. Notes, 144A	4.375	05/01/26	75	71,438
LD Holdings Group LLC,
Gtd. Notes, 144A	6.125	04/01/28	75	61,180
LFS Topco LLC,
Gtd. Notes, 144A	5.875	10/15/26	75	69,385

See Notes to Financial Statements.

PGIM Fixed Income ETFs 273

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)

Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A	8.375%	05/01/28	50	$52,188
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	6.000	01/15/27	125	122,897
Navient Corp.,
Sr. Unsec’d. Notes	5.000	03/15/27	25	23,728
Sr. Unsec’d. Notes	6.750	06/25/25	100	100,732
OneMain Finance Corp.,
Gtd. Notes	6.875	03/15/25	125	126,241
Gtd. Notes	7.125	03/15/26	150	152,380
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	5.375	10/15/25	200	196,972
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	2.875	10/15/26	125	114,875

				1,199,458

Electric 2.6%

Calpine Corp.,
Sr. Sec’d. Notes, 144A	5.250	06/01/26	150	148,034
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	50	47,438
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	150	147,750
Gtd. Notes, 144A	5.250	06/15/29	50	47,407
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27	100	95,896
Gtd. Notes, 144A	5.625	02/15/27	175	170,685

				657,210

Electrical Components & Equipment 1.2%

Energizer Holdings, Inc.,
Gtd. Notes, 144A	6.500	12/31/27	125	124,038
WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375	03/15/29	15	15,019
Gtd. Notes, 144A	7.125	06/15/25	175	175,469

				314,526

See Notes to Financial Statements.

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electronics 0.7%

Likewize Corp.,
Sr. Sec’d. Notes, 144A	9.750%	10/15/25	125	$127,175
Sensata Technologies BV,
Gtd. Notes, 144A	5.000	10/01/25	50	49,375

				176,550

Engineering & Construction 0.2%

AECOM,
Gtd. Notes	5.125	03/15/27	50	48,967

Entertainment 3.2%

Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	7.000	02/15/30	100	102,475
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A	6.375	05/01/26	150	148,299
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	7.625	04/15/26	100	100,058
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	6.250	01/15/27	200	200,350
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	100	95,252
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	01/15/27	175	167,345

				813,779

Environmental Control 0.2%

GFL Environmental, Inc. (Canada),
Gtd. Notes, 144A	4.000	08/01/28	50	45,688

Foods 1.1%

B&G Foods, Inc.,
Sr. Sec’d. Notes, 144A	8.000	09/15/28	225	234,202
Post Holdings, Inc.,
Gtd. Notes, 144A	5.625	01/15/28	50	49,068

				283,270

See Notes to Financial Statements.

PGIM Fixed Income ETFs 275

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Gas 0.7%

AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500%	05/20/25	175	$171,790

Healthcare-Products 0.3%

Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29	75	67,230

Healthcare-Services 3.1%

HCA, Inc.,
Gtd. Notes	7.050	12/01/27	125	130,733
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A	4.375	02/15/27	150	139,688
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A	7.250	11/01/25	250	249,400
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A	9.750	12/01/26	175	175,108
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.625	06/15/28	100	94,956

				789,885

Home Builders 6.0%

Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	6.625	01/15/28	50	50,015
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	225	218,872
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	6.250	09/15/27	200	193,500
Empire Communities Corp. (Canada),
Sr. Unsec’d. Notes, 144A	7.000	12/15/25	200	198,000
Forestar Group, Inc.,
Gtd. Notes, 144A	3.850	05/15/26	175	166,464
M/I Homes, Inc.,
Gtd. Notes	4.950	02/01/28	75	71,361
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	5.250	12/15/27	225	216,563
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	75	71,959

See Notes to Financial Statements.

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)

STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A	8.750%	02/15/29	25	$25,611
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27	125	124,668
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	175	171,574

				1,508,587

Household Products/Wares 0.3%

Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada),
Gtd. Notes, 144A	7.000	12/31/27	75	72,489

Housewares 0.3%

Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.500	10/15/29	75	66,580

Insurance 0.1%

Acrisure LLC/Acrisure Finance, Inc.,
Sr. Unsec’d. Notes, 144A	8.250	02/01/29	25	24,705

Internet 2.3%

Cogent Communications Group, Inc.,
Sr. Sec’d. Notes, 144A	3.500	05/01/26	50	47,740
Gen Digital, Inc.,
Sr. Unsec’d. Notes, 144A	5.000	04/15/25	300	297,019
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A	5.250	12/01/27	125	121,336
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.,
Sr. Sec’d. Notes, 144A	4.750	04/30/27	125	120,638

				586,733

Iron/Steel 1.1%

Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	01/31/29	75	75,629

See Notes to Financial Statements.

PGIM Fixed Income ETFs 277

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Iron/Steel (cont’d.)

Cleveland-Cliffs, Inc.,
Sr. Sec’d. Notes, 144A	6.750%	03/15/26	150	$151,240
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	9.250	10/01/28	50	52,438

				279,307

Leisure Time 4.3%

Carnival Corp.,
Gtd. Notes, 144A	5.750	03/01/27	75	74,063
Gtd. Notes, 144A	7.625	03/01/26	150	151,500
Lindblad Expeditions Holdings, Inc.,
Sr. Sec’d. Notes, 144A	9.000	05/15/28	50	52,583
Lindblad Expeditions LLC,
Sr. Sec’d. Notes, 144A	6.750	02/15/27	25	25,076
NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	125	121,719
Sr. Sec’d. Notes, 144A	5.875	02/15/27	200	197,664
Sr. Unsec’d. Notes, 144A	3.625	12/15/24	75	73,875
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	11.625	08/15/27	150	161,625
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27	175	170,953
Sr. Unsec’d. Notes, 144A	7.000	02/15/29	50	49,938

				1,078,996

Lodging 3.4%

Las Vegas Sands Corp.,
Sr. Unsec’d. Notes	3.500	08/18/26	50	47,011
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	125	120,929
Gtd. Notes	6.750	05/01/25	200	200,219
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A	5.875	05/15/25	175	173,946

See Notes to Financial Statements.

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Lodging (cont’d.)

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A	5.250%	05/15/27	50	$48,824
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.625	08/26/28	275	257,628

				848,557

Machinery-Diversified 0.3%

Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A	11.500	09/01/28	75	78,140

Media 8.4%

CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	25	23,091
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	300	283,544
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	225	221,065
CSC Holdings LLC,
Gtd. Notes, 144A	5.500	04/15/27	250	224,400
DISH DBS Corp.,
Gtd. Notes	5.875	11/15/24	275	259,857
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750	11/15/27	125	130,402
Gray Television, Inc.,
Gtd. Notes, 144A	5.875	07/15/26	125	118,646
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A	5.375	08/15/27	175	166,400
Nexstar Media, Inc.,
Gtd. Notes, 144A	5.625	07/15/27	225	213,248
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.500	09/15/26	275	216,572
Sinclair Television Group, Inc.,
Gtd. Notes, 144A	5.125	02/15/27	75	68,961
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/01/27	200	193,890

				2,120,076

See Notes to Financial Statements.

PGIM Fixed Income ETFs 279

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining 2.0%

Hecla Mining Co.,
Gtd. Notes	7.250%	02/15/28	50	$49,897
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A	4.500	04/01/26	150	144,188
New Gold, Inc. (Canada),
Gtd. Notes, 144A	7.500	07/15/27	75	73,995
Novelis Corp.,
Gtd. Notes, 144A	3.250	11/15/26	250	232,516

				500,596

Miscellaneous Manufacturing 0.5%

Amsted Industries, Inc.,
Gtd. Notes, 144A	5.625	07/01/27	75	73,565
Trinity Industries, Inc.,
Gtd. Notes, 144A	7.750	07/15/28	50	51,763

				125,328

Oil & Gas 6.2%

Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A	8.250	02/15/26	100	100,773
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26	100	99,953
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	75	76,242
Athabasca Oil Corp. (Canada),
Sec’d. Notes, 144A	9.750	11/01/26	125	131,766
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26	50	49,559
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A	7.000	06/15/25	150	149,751
Civitas Resources, Inc.,
Gtd. Notes, 144A	8.375	07/01/28	75	78,485
Crescent Energy Finance LLC,
Gtd. Notes, 144A	9.250	02/15/28	75	78,521
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.750	01/30/28	100	100,790
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	50	48,678

See Notes to Financial Statements.

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Nabors Industries, Inc.,
Gtd. Notes, 144A	7.375%	05/15/27	175	$174,310
Parkland Corp. (Canada),
Gtd. Notes, 144A	5.875	07/15/27	100	97,875
Southwestern Energy Co.,
Gtd. Notes	5.375	03/15/30	75	71,794
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	6.000	04/15/27	75	74,781
Transocean, Inc.,
Gtd. Notes, 144A	11.500	01/30/27	125	130,313
Valaris Ltd.,
Sec’d. Notes, 144A	8.375	04/30/30	50	51,375
Vital Energy, Inc.,
Gtd. Notes	10.125	01/15/28	50	52,325

				1,567,291

Packaging & Containers 3.4%

Graham Packaging Co., Inc.,
Gtd. Notes, 144A	7.125	08/15/28	50	44,293
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada),
Sr. Sec’d. Notes, 144A	6.000	09/15/28	125	116,065
LABL, Inc.,
Sr. Sec’d. Notes, 144A	6.750	07/15/26	100	97,692
Sr. Unsec’d. Notes, 144A	10.500	07/15/27	75	72,675
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A	7.875	08/15/26	200	202,701
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.375	08/15/25	75	75,029
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A	4.000	10/15/27	25	23,296
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A	6.125	02/01/28	50	49,895
Trident TPI Holdings, Inc.,
Gtd. Notes, 144A	12.750	12/31/28	175	186,732

				868,378

See Notes to Financial Statements.

PGIM Fixed Income ETFs 281

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals 2.0%

AdaptHealth LLC,
Gtd. Notes, 144A	6.125%	08/01/28	175	$160,962
Bausch Health Americas, Inc.,
Gtd. Notes, 144A	8.500	01/31/27	450	255,506
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A	7.750	11/15/25	125	101,392

				517,860

Pipelines 3.0%

Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.750	03/01/27	200	195,645
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A	6.500	07/01/27	125	126,231
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	7.000	08/01/27	75	75,068
Howard Midstream Energy Partners LLC,
Sr. Unsec’d. Notes, 144A	8.875	07/15/28	50	52,900
Northriver Midstream Finance LP (Canada),
Sr. Sec’d. Notes, 144A	5.625	02/15/26	50	48,875
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	75	72,751
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	75	71,239
Sr. Unsec’d. Notes, 144A	7.375	02/15/29	15	14,960
Venture Global LNG, Inc.,
Sr. Sec’d. Notes, 144A	9.500	02/01/29	50	53,315
Western Midstream Operating LP,
Sr. Unsec’d. Notes	3.100	02/01/25	50	48,714

				759,698

Real Estate 0.7%

Howard Hughes Corp. (The),
Gtd. Notes, 144A	5.375	08/01/28	175	165,184

See Notes to Financial Statements.

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) 2.6%

Diversified Healthcare Trust,
Gtd. Notes	9.750%	06/15/25	125	$124,492
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	5.000	10/15/27	75	61,271
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A	7.500	06/01/25	125	125,643
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes	4.750	10/15/27	75	71,658
SBA Communications Corp.,
Sr. Unsec’d. Notes	3.875	02/15/27	150	141,638
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.250	12/01/26	125	119,717

				644,419

Retail 1.7%

Brinker International, Inc.,
Gtd. Notes, 144A	5.000	10/01/24	75	74,438
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A	4.875	05/01/29	100	89,873
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	5.625	12/01/25	100	99,976
Gtd. Notes	6.750	03/01/32	25	24,905
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27	50	49,280
White Cap Buyer LLC,
Sr. Unsec’d. Notes, 144A	6.875	10/15/28	100	97,740

				436,212

Software 2.9%

Boxer Parent Co., Inc.,
Sr. Sec’d. Notes, 144A	7.125	10/02/25	225	225,221
Camelot Finance SA,
Sr. Sec’d. Notes, 144A	4.500	11/01/26	400	381,000

See Notes to Financial Statements.

PGIM Fixed Income ETFs 283

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Software (cont’d.)

Clarivate Science Holdings Corp.,
Sr. Sec’d. Notes, 144A	3.875%	07/01/28	50	$45,651
SS&C Technologies, Inc.,
Gtd. Notes, 144A	5.500	09/30/27	75	73,044

				724,916

Telecommunications 3.5%

Connect Finco Sarl/Connect US Finco LLC (United Kingdom),
Sr. Sec’d. Notes, 144A	6.750	10/01/26	200	195,500
Frontier Communications Holdings LLC,
Sr. Sec’d. Notes, 144A	5.875	10/15/27	50	48,321
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A	6.500	10/15/26	200	197,782
Sprint LLC,
Gtd. Notes	7.125	06/15/24	100	100,301
T-Mobile USA, Inc.,
Gtd. Notes	2.625	04/15/26	50	47,370
Viasat, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	09/15/25	300	291,208

				880,482

Transportation 0.4%

RXO, Inc.,
Gtd. Notes, 144A	7.500	11/15/27	50	51,808
XPO, Inc.,
Sr. Sec’d. Notes, 144A	6.250	06/01/28	50	50,138

				101,946

TOTAL CORPORATE BONDS (cost $23,408,856)				23,233,765

See Notes to Financial Statements.

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS 1.2%

Commercial Services 0.4%

Fly Funding II Sarl (Luxembourg),
Term Loan B, 3 Month LIBOR + 1.750%	7.326%(c)	08/11/25	24	$23,312
Kingpin Intermediate Holdings LLC,
Amendment No. 8 Term Loan, 1 Month SOFR + 3.500%	8.826(c)	02/08/28	70	69,716

				93,028

Insurance 0.2%

Acrisure LLC,
2021-1 Additional Term Loan, 1 Month LIBOR + 3.750%	9.191(c)	02/15/27	50	49,888

Retail 0.3%

Petco Health & Wellness Co., Inc.,
First Lien Initial Term Loan, 3 Month SOFR + 3.250%	8.860(c)	03/03/28	75	71,598

Software 0.3%

Cotiviti, Inc.,
Term Loan, 1 Month SOFR + 3.500%	7.500(c)	03/31/31	75	75,000

TOTAL FLOATING RATE AND OTHER LOANS (cost $287,667)				289,514

TOTAL LONG-TERM INVESTMENTS (cost $23,696,523)				23,523,279

			Shares

SHORT-TERM INVESTMENT 2.4%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 5.545%) (cost $615,859)(wb)			615,859	615,859

TOTAL INVESTMENTS 95.7% (cost $24,312,382)				24,139,138
Other assets in excess of liabilities(z) 4.3%				1,078,931

NET ASSETS 100.0%				$25,218,069

See Notes to Financial Statements.

PGIM Fixed Income ETFs 285

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 29, 2024.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at February 29, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
5	2 Year U.S. Treasury Notes	Jun. 2024	$1,023,750	$(66)

Short Position:
31	5 Year U.S. Treasury Notes	Jun. 2024	3,314,094	(722)

				$(788)

Credit default swap agreement outstanding at February 29, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at February 29, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.HY.41.V2	12/20/28	5.000%(Q)	1,119	$(60,904)	$(82,175)	$(21,271)

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced

See Notes to Financial Statements.

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at February 29, 2024:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at February 29, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
1,965	02/06/26	4.263%(A)	1 Day SOFR(2)(A)/5.320%	$—	$(12,911)	$(12,911)
1,330	02/06/27	3.977%(A)	1 Day SOFR(1)(A)/5.320%	—	12,230	12,230

				$—	$(681)	$(681)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$248,000	$—
JPS	603,640	—

Total	$851,640	$—

See Notes to Financial Statements.

PGIM Fixed Income ETFs 287

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 29, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Corporate Bonds	$—	$23,233,765	$—
Floating Rate and Other Loans	—	289,514	—
Short-Term Investment
Affiliated Mutual Fund	615,859	—	—

Total	$615,859	$23,523,279	$—

Other Financial Instruments*
Assets
Centrally Cleared Interest Rate Swap Agreement	$—	$12,230	$—

Liabilities
Futures Contracts	$(788)	$—	$—
Centrally Cleared Credit Default Swap Agreement	—	(21,271)	—
Centrally Cleared Interest Rate Swap Agreement	—	(12,911)	—

Total	$(788)	$(34,182)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 29, 2024 were as follows:

Media	8.4%
Oil & Gas	6.2
Commercial Services	6.0

Home Builders	6.0%
Diversified Financial Services	4.8
Leisure Time	4.3

See Notes to Financial Statements.

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Industry Classification (continued):

Telecommunications	3.5%
Packaging & Containers	3.4
Lodging	3.4
Entertainment	3.2
Software	3.2
Healthcare-Services	3.1
Pipelines	3.0
Electric	2.6
Real Estate Investment Trusts (REITs)	2.6
Affiliated Mutual Fund	2.4
Internet	2.3
Aerospace & Defense	2.1
Pharmaceuticals	2.0
Retail	2.0
Mining	2.0
Auto Parts & Equipment	1.9
Building Materials	1.8
Airlines	1.6
Chemicals	1.3
Electrical Components & Equipment	1.2
Computers	1.2
Foods	1.1
Iron/Steel	1.1

Banks	0.9%
Auto Manufacturers	0.7
Electronics	0.7
Gas	0.7
Real Estate	0.7
Distribution/Wholesale	0.6
Apparel	0.6
Miscellaneous Manufacturing	0.5
Transportation	0.4
Machinery-Diversified	0.3
Insurance	0.3
Coal	0.3
Household Products/Wares	0.3
Healthcare-Products	0.3
Housewares	0.3
Engineering & Construction	0.2
Environmental Control	0.2

95.7
Other assets in excess of liabilities	4.3

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 29, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Credit contracts	—	$—	Due from/to broker-variation margin swaps	$21,271	*

See Notes to Financial Statements.

PGIM Fixed Income ETFs 289

PGIM Short Duration High Yield ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	—	$—		Due from/to broker-variation margin futures	$788	*
Interest rate contracts	Due from/to broker-variation margin swaps	12,230	*	Due from/to broker-variation margin swaps	12,911	*

		$12,230			$34,970

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the period ended February 29, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps

Credit contracts	$—	$(126)
Interest rate contracts	69,176	—

Total	$69,176	$(126)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps

Credit contracts	$—	$(21,271)
Interest rate contracts	(788)	(681)

Total	$(788)	$(21,952)

The derivative instruments outstanding as of period-end serve as indicators of the volume of derivative activities for the Fund.

See Notes to Financial Statements.

PGIM Short Duration High Yield ETF

Statement of Assets & Liabilities (unaudited)

as of February 29, 2024

Assets

Investments at value:
Unaffiliated investments (cost $23,696,523)	$23,523,279
Affiliated investments (cost $615,859)	615,859
Cash	92
Deposit with broker for centrally cleared/exchange-traded derivatives	851,640
Dividends and interest receivable	378,571
Receivable for investments sold	115,287

Total Assets	25,484,728

Liabilities

Payable for investments purchased	249,072
Management fee payable	8,971
Due to broker—variation margin swaps	4,518
Accrued expenses and other liabilities	3,575
Due to broker—variation margin futures	523

Total Liabilities	266,659

Net Assets	$25,218,069

Net assets were comprised of:
Common stock, at par	$500
Paid-in capital in excess of par	25,112,000
Total distributable earnings (loss)	105,569

Net assets, February 29, 2024	$25,218,069

Net asset value, offering price and redemption price per share. ($25,218,069 ÷ 500,000 shares of common stock issued and outstanding)	$50.44

See Notes to Financial Statements.

PGIM Fixed Income ETFs 291

PGIM Short Duration High Yield ETF

Statement of Operations (unaudited)

For the Period December 14, 2023* through February 29, 2024

Net Investment Income (Loss)

Income
Interest income	$414,256
Affiliated dividend income	21,990

Total income	436,246

Expenses
Management fee	23,800
Miscellaneous	3,380

Total expenses	27,180

Net investment income (loss)	409,066

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(13,618)
Futures transactions	69,176
Swap agreement transactions	(126)

55,432

Net change in unrealized appreciation (depreciation) on:
Investments	(173,244)
Futures	(788)
Swap agreements	(21,952)

(195,984)

Net gain (loss) on investment transactions	(140,552)

Net Increase (Decrease) In Net Assets Resulting From Operations	$268,514

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Short Duration High Yield ETF

Statement of Changes in Net Assets (unaudited)

December 14, 2023* through February 29, 2024
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$409,066
Net realized gain (loss) on investment transactions	55,432
Net change in unrealized appreciation (depreciation) on investments	(195,984)

Net increase (decrease) in net assets resulting from operations	268,514

Dividends and Distributions
Distributions from distributable earnings	(162,945)

Fund share transactions
Net proceeds from shares sold (500,000 shares)	25,112,500

Total increase (decrease)	25,218,069

Net Assets:

Beginning of period	—

End of period	$25,218,069

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Fixed Income ETFs 293

PGIM Short Duration High Yield ETF

Financial Highlights (unaudited)

	December 14, 2023(a) through February 29, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$50.00
Income (loss) from investment operations:
Net investment income (loss)	0.82
Net realized and unrealized gain (loss) on investment	(0.05)
Total from investment operations	0.77
Less Dividends and Distributions:
Dividends from net investment income	(0.33)
Net asset value, end of period	$50.44
Total Return(c):	1.53%

Ratios/Supplemental Data:
Net assets, end of period (000)	$25,218
Average net assets (000)	$25,138
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.46	%(e)
Expenses before waivers and/or expense reimbursement	0.46	%(e)
Net investment income (loss)	7.79	%(e)
Portfolio turnover rate(f)	19%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized, with the exception of certain non-recurring expenses.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	Organization

PGIM ETF Trust (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the following series of the RIC: PGIM Ultra Short Bond ETF, PGIM Active High Yield Bond ETF, PGIM Active Aggregate Bond ETF, PGIM Total Return Bond ETF, PGIM Floating Rate Income ETF, PGIM AAA CLO ETF, PGIM Short Duration Multi-Sector Bond ETF and PGIM Short Duration High Yield ETF (each a “Fund” and collectively, the “Funds”). All the Funds are classified as diversified funds with the exception of PGIM AAA CLO ETF which is classified as non-diversified for purposes of the 1940 Act. Each Fund operates as an exchange-traded fund.

The Funds have the following investment objectives:

Fund	Investment Objective(s)
PGIM Ultra Short Bond ETF	Seeks total return through a combination of current income and capital appreciation, consistent with preservation of capital.
PGIM Active High Yield Bond ETF	Seeks total return through a combination of current income and capital appreciation.
PGIM Active Aggregate Bond ETF	Seeks total return through a combination of current income and capital appreciation.
PGIM Total Return Bond ETF	Seeks total return.
PGIM Floating Rate Income ETF	Seeks to maximize current income with a secondary objective of capital appreciation.
PGIM AAA CLO ETF	Seeks to maximize total return, through a combination of current income and capital appreciation.
PGIM Short Duration Multi-Sector Bond ETF	Seeks to provide total return.
PGIM Short Duration High Yield ETF	Seeks total return through a combination of current income and capital appreciation.

PGIM Fixed Income ETFs 295

Notes to Financial Statements (unaudited) (continued)

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

Securities Valuation: The Funds’ hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds’ investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds’ to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades.

Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future

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Notes to Financial Statements (unaudited) (continued)

cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Funds enter into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Funds’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Funds each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Funds invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Funds intend to purchase, against fluctuations in value caused

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Notes to Financial Statements (unaudited) (continued)

by changes in prevailing interest rates. Should interest rates move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Funds since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: Certain Funds entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objective. The Funds used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Funds are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Funds are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. The Funds entered into total return swaps to manage their exposure to a security or an index. The Funds’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

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Notes to Financial Statements (unaudited) (continued)

Floating Rate and Other Loans: Certain Funds invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Funds acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Funds generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Funds generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Funds generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Funds may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Funds will assume the credit risk of both the borrower and the institution selling the participation to the Funds.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of the Funds, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of a

Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Funds to cover the Funds’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Funds, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

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Notes to Financial Statements (unaudited) (continued)

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Rights: The Funds held rights acquired either through a direct purchase or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such rights are held as long positions by the Funds until exercised, sold or expired. Rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: The Funds invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions: The Fund purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Funds will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Funds may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Funds forfeit their eligibility to realize future gains (losses) with respect to the security.

Securities Lending: Certain Funds lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Funds invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis.Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and

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Notes to Financial Statements (unaudited) (continued)

gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

Pursuant to a management agreement with the RIC on behalf of the Funds (the Management Agreement), PGIM Investments manages each Fund’s investment operations and administers its business affairs. PGIM Investments is also responsible for supervising each Fund’s subadviser.

Pursuant to the management agreement relating to each Fund, there is a unitary fee structure for the funds whereby PGIM Investments is responsible for substantially all expenses of each Fund, except taxes, brokerage expenses, interest expenses, distribution fees or expenses, expenses incident to shareholder meetings and extraordinary expenses. Each Fund may also pay for any costs or expenses of investing in other funds. For more information on the unitary management fee structure please refer to the Funds’ Statement of Additional Information.

The unitary fee paid to the Manager is accrued daily and payable monthly, at an annual rate of each Fund’s average daily net assets specified below. The Manager has contractually agreed, beginning from each Fund’s inception date, to waive any management fees it receives from the Funds (with the exception of PGIM Floating Rate Income ETF, PGIM AAA CLO ETF and PGIM Short Duration Multi-Sector Bond ETF) in an amount equal to the subadvisory fees paid by the Funds to the PGIM Institutional Money Market Fund due to the Funds’ investment of their excess overnight cash in the PGIM Institutional Money Market Fund. This waiver will remain in effect for as long as the Funds remain invested or intend to invest in the PGIM Institutional Money Market Fund.

Fund	Unitary Fee Rate
PGIM Ultra Short Bond ETF	0.15%
PGIM Active High Yield Bond ETF	0.53%*
PGIM Active Aggregate Bond ETF	0.19%
PGIM Total Return Bond ETF	0.49%
PGIM Floating Rate Income ETF	0.72%
PGIM AAA CLO ETF	0.19%
PGIM Short Duration Multi-Sector Bond ETF	0.40%
PGIM Short Duration High Yield ETF	0.45%

*	Effective March 8, 2024, the unitary fee was set to an annual rate of 0.39% of the Fund’s average daily net assets.

The Manager has entered into a subadvisory agreement (Subadvisory Agreement) with PGIM, Inc., which provides subadvisory services to the Funds through its business unit PGIM Fixed Income (and, for the PGIM Ultra Short Bond ETF, PGIM Total Return Bond ETF, PGIM Floating Rate Income ETF, PGIM AAA CLO ETF, PGIM Short Duration Multi-Sector Bond ETF, and PGIM Short Duration High Yield ETF, PGIM Limited) (the “subadviser”). The Manager pays for the services of the subadviser.

Prudential Investment Management Services LLC (“PIMS” or the “Distributor”), acts as the distributor of each Fund, pursuant to the terms of a distribution agreement (“Distribution Agreement”) between the RIC and the Distributor. Shares are continuously offered for sale by the Distributor only. Although the Distributor does not receive any fees under the Distribution Agreement, the Manager or its affiliates may pay the Distributor for certain distribution related services.

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated

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Notes to Financial Statements (unaudited) (continued)

investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended February 29, 2024, no Rule 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, in-kind transactions and U.S. Government securities) for the reporting period ended February 29, 2024, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
PGIM Ultra Short Bond ETF	$1,509,085,139	$734,552,446
PGIM Active High Yield Bond ETF	24,688,595	19,757,714
PGIM Active Aggregate Bond ETF	5,512,567	7,766,688
PGIM Total Return Bond ETF	77,925,433	42,456,738
PGIM Floating Rate Income ETF	29,951,483	47,609,455
PGIM AAA CLO ETF	77,034,699	45,632,767
PGIM Short Duration Multi-Sector Bond ETF	14,540,687	7,575,874
PGIM Short Duration High Yield ETF	27,416,993	4,420,511

The aggregate cost of purchases and proceeds from sales of in-kind creation and redemption transactions for the reporting period ended February 29, 2024, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
PGIM Ultra Short Bond ETF	$—	$—
PGIM Active High Yield Bond ETF	19,183,924	13,933,669
PGIM Active Aggregate Bond ETF	—	—
PGIM Total Return Bond ETF	—	—
PGIM Floating Rate Income ETF	—	—
PGIM AAA CLO ETF	—	—
PGIM Short Duration Multi-Sector Bond ETF	—	—
PGIM Short Duration High Yield ETF	—	—

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended February 29, 2024, is presented as follows:

PGIM Ultra Short Bond ETF

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.545%)(1)(wb)
$40,386,021	$2,187,978,943	$2,068,316,464	$ —	$ —	$160,048,500	160,048,500	$5,409,675

PGIM Institutional Money Market Fund (7-day effective yield 5.683%)(1)(b)(wb)
8,252,968	121,725,181	115,101,981	(445)	2,693	14,878,416	14,884,370	20,910	(2)
$48,638,989	$2,309,704,124	$2,183,418,445	$(445)	$2,693	$174,926,916		$5,430,585

PGIM Active High Yield Bond ETF

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.545%)(1)(wb)
$2,094,768	$19,754,197	$20,305,494	$—	$—	$1,543,471	1,543,471	$40,478

PGIM Institutional Money Market Fund (7-day effective yield 5.683%)(1)(b)(wb)
—	1,124,982	482,200	—	—	642,782	643,040	222	(2)
$2,094,768	$20,879,179	$20,787,694	$—	$—	$2,186,253		$40,700

PGIM Active Aggregate Bond ETF

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.545%)(1)(wb)
$556,512	$3,518,998	$3,864,556	$—	$—	$210,954	210,954	$8,042

PGIM Total Return Bond ETF

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.545%)(1)(wb)
$370,989	$61,298,701	$55,396,058	$—	$—	$6,273,632	6,273,632	$122,126

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Notes to Financial Statements (unaudited) (continued)

PGIM Floating Rate Income ETF

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.545%)(1)(wb)
$3,882,660	$16,272,029	$19,536,504	$—	$—	$618,185	618,185	$56,430

PGIM AAA CLO ETF

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.545%)(1)(wb)
$5,633,877	$59,637,982	$60,480,962	$—	$—	$4,790,897	4,790,897	$135,944

PGIM Short Duration Multi-Sector Bond ETF

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.545%)(1)(wb)
$348,680	$7,358,430	$7,124,683	$—	$—	$582,427	582,427	$12,075

PGIM Short Duration High Yield ETF

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.545%)(1)(wb)
$—	$27,148,805	$26,532,946	$—	$—	$615,859	615,859	$21,990

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6. Tax Information

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of February 29, 2024 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
PGIM Ultra Short Bond ETF	$6,022,135,289	$63,675,627	$(15,246,384)	$48,429,243
PGIM Active High Yield Bond ETF	125,687,715	1,600,665	(8,545,380)	(6,944,715)
PGIM Active Aggregate Bond ETF	48,863,390	120,955	(4,847,308)	(4,726,353)
PGIM Total Return Bond ETF	155,099,344	1,970,869	(5,393,452)	(3,422,583)
PGIM Floating Rate Income ETF	50,697,354	1,489,223	(870,767)	618,456
PGIM AAA CLO ETF	159,852,069	1,406,259	(9,147)	1,397,112
PGIM Short Duration Multi-Sector Bond ETF	35,612,849	292,431	(96,574)	195,857
PGIM Short Duration High Yield ETF	24,312,382	77,648	(273,632)	(195,984)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of August 31, 2023 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized
PGIM Ultra Short Bond ETF	$33,810,000	$—
PGIM Active High Yield Bond ETF	4,635,000	—
PGIM Active Aggregate Bond ETF	2,556,000	—
PGIM Total Return Bond ETF	9,295,000	—
PGIM Short Duration Multi-Sector Bond ETF	14,000	—

The Funds indicated below elected to treat the below approximated losses as having been incurred in the following fiscal year (August 31, 2024).

Fund	Qualified Late-Year Losses	Post-October Capital Losses
PGIM Floating Rate Income ETF	$—	$79,000

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended August 31,

PGIM Fixed Income ETFs 311

Notes to Financial Statements (unaudited) (continued)

2023 are subject to such review.

7.	Capital and Ownership

Each Fund is an exchange-traded fund, commonly known as an “ETF”. Individual shares of the Funds may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries. Shares of the Funds are listed for trading on the NYSE Arca, Inc. except for the PGIM Short Duration Multi-Sector Bond ETF and PGIM Short Duration High Yield ETF, which list its shares on the Cboe BZX Exchange, Inc. (together with NYSE Arca, Inc., the “Exchanges”), and since the shares of the Funds trade at market prices rather than NAV, shares of the Funds may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each Fund will issue and redeem its shares at NAV only in aggregations of a specified number of shares called a “Creation Unit”. An Authorized Participant is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Funds or one of their service providers that allows the Authorized Participant to place orders for the purchase and redemption of Creation Units.

A creation transaction, which is subject to acceptance by the Distributor and each Fund, generally takes place when an Authorized Participant deposits into each Fund a designated portfolio of securities, assets or other positions (a “creation basket”), and an amount of cash (including any cash representing the value of substituted securities, assets or other positions), if any, which together approximate the holdings of each Fund in exchange for a specified number of Creation Units. Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities, assets or other propositions (the “redemption basket”) held by each Fund and an amount of cash (including any portion of such securities for which cash may be substituted). The Funds may, in certain circumstances, offer Creation Units partially or solely for cash. Except when aggregated in Creation Units, shares are not redeemable by the Funds. Creation and redemption baskets may differ and the Funds may accept “custom baskets”. A Creation Unit consists of 25,000 shares of each Fund.

Authorized Participants may be required to pay a fixed creation transaction fee and/or a fixed redemption transaction fee, as applicable, for each transaction in a Creation Unit regardless of the number of Creation Units created or redeemed on that day. These fees, if charged, are paid to the Custodian to offset costs associated with processing creation and redemption transactions. Authorized Participants transacting in creation units for cash may pay an additional variable fee to compensate the Funds for transaction costs and market impact expenses relating to purchases or sales of portfolio securities. Such variable fees, if any, are included in “Net proceeds from shares sold” and/or “Cost of shares purchased”, as applicable, in the Statements of Changes in Net Assets.

The RIC is authorized to issue an unlimited number of shares of beneficial interest, $0.001 par value per share.

As of February 29, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Funds as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
PGIM Ultra Short Bond ETF	2,599,931	2.1%
PGIM Active High Yield Bond ETF	1,376,600	39.9
PGIM Active Aggregate Bond ETF	1,012,500	94.2
PGIM Total Return Bond ETF	470,000	13.2
PGIM Floating Rate Income ETF	483,500	48.4
PGIM AAA CLO ETF	500,140	16.1
PGIM Short Duration Multi-Sector Bond ETF	450,000	64.3
PGIM Short Duration High Yield ETF	430,000	86.0

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
PGIM Ultra Short Bond ETF	—	—%
PGIM Active High Yield Bond ETF	1	39.9
PGIM Active Aggregate Bond ETF	1	94.2
PGIM Total Return Bond ETF	1	13.2
PGIM Floating Rate Income ETF	1	48.4
PGIM AAA CLO ETF	1	16.1
PGIM Short Duration Multi-Sector Bond ETF	1	64.3
PGIM Short Duration High Yield ETF	1	86.0
Unaffiliated:
PGIM Ultra Short Bond ETF	7	71.4
PGIM Active High Yield Bond ETF	4	48.3
PGIM Active Aggregate Bond ETF	—	—
PGIM Total Return Bond ETF	3	73.6
PGIM Floating Rate Income ETF	4	41.5
PGIM AAA CLO ETF	4	63.9
PGIM Short Duration Multi-Sector Bond ETF	2	32.4
PGIM Short Duration High Yield ETF	1	9.5

The Funds may make payment for Fund shares redeemed and contributed wholly or in part by distributing portfolio securities to shareholders. For the reporting period ended February 29, 2024, the PGIM Active High Yield Bond ETF had subscriptions in-kind and redemptions in-kind with total proceeds in the amounts presented on the Statements of Changes in Net Assets.

PGIM Fixed Income ETFs 313

Notes to Financial Statements (unaudited) (continued)

8.	Borrowings

The RIC, on behalf of the Funds, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA*	Prior SCA**
Term of Commitment	9/29/2023 – 9/26/2024	9/30/2022 – 9/28/2023
Total Commitment	Tranche A: $1,200,000,000 Tranche B: $125,000,000***	Tranche A: $1,200,000,000 Tranche B: $125,000,000***
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

*	The Current SCA did not include PGIM Short Duration High Yield ETF.
**	The Prior SCA did not include PGIM AAA CLO ETF and PGIM Short Duration Multi-Sector Bond ETF.
***

Only PGIM Floating Rate Income ETF and one other fund are party to, and are allocated commitment fees related to, Tranche B of the SCA, in addition to Tranche A. The other Participating Funds are only party to Tranche A of the SCA.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Funds did not utilize the SCA during the reporting period ended February 29, 2024.

9.	Risks of Investing in the Funds

Each Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	PGIM Ultra Short Bond ETF	PGIM Active High Yield Bond ETF	PGIM Active Aggregate Bond ETF	PGIM Total Return Bond ETF	PGIM Floating Rate Income ETF
Active Trading	–	–	X	X	X
Adjustable and Floating Rate Securities	–	–	–	–	X
Authorized Participant Concentration	X	X	X	X	X
Cash Transactions	X	X	X	X	X
CLO Manager	–	–	–	–	–
Collateralized Loan Obligations	X	–	–	X	–
Covenant-Lite	–	X	–	X	X
Credit	X	X	X	X	X
Currency	–	–	–	X	–
Debt Obligations	X	X	X	X	X
Derivatives	X	X	X	X	X
Distressed and Defaulted Securities	–	X	–	–	–
Economic and Market Events	X	X	X	X	X
Emerging Markets	–	X	X	X	X
ETF Shares Trading	X	X	X	X	X
Foreign Securities	X	X	X	X	X
Floating Rate and Other Loans	–	X	–	X	X
Interest Rate	X	X	X	X	X
Junk Bonds	–	X	–	X	X
Large Shareholder and Large Scale Redemption	X	X	X	X	X
Liquidity	–	X	X	X	X
Loan Liquidity and Settlement	–	–	–	–	X
Management	X	X	X	X	X
Market Disruption and Geopolitical	X	X	X	X	X
Market	X	X	X	X	X
Money Market Instruments	X	–	–	–	–
Mortgage-Backed and Asset-Backed Securities	X	X	X	X	–
New/Small Fund	–	–	X	X	X
Non-Diversified Investment Company Risk	–	–	–	–	–
Non-Money Market Fund	X	–	–	–	–
Prepayment	X	–	–	–	–
Small Fund	–	X	–	–	–
Structured Products	–	–	X	–	–
U.S. Government and Agency Securities	X	–	X	X	–

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Notes to Financial Statements (unaudited) (continued)

Risks	PGIM Ultra Short Bond ETF	PGIM Active High Yield Bond ETF	PGIM Active Aggregate Bond ETF	PGIM Total Return Bond ETF	PGIM Floating Rate Income ETF
Variable and Floating Rate Bonds	X	–	–	–	–

Risks	PGIM AAA CLO ETF	PGIM Short Duration Multi-Sector Bond ETF	PGIM Short Duration High Yield Bond ETF
Active Trading	X	X	–
Adjustable and Floating Rate Securities	–	–	–
Authorized Participant Concentration	X	X	X
Cash Transactions	X	X	X
CLO Manager	X	–	–
Collateralized Loan Obligations	X	–	–
Covenant-Lite	X	X	X
Credit	X	X	X
Currency	–	X	–
Debt Obligations	X	X	X
Derivatives	X	X	X
Distressed and Defaulted Securities	–	–	X
Economic and Market Events	X	X	X
Emerging Markets	X	–	X
ETF Shares Trading	X	X	X
Foreign Securities	X	X	X
Floating Rate and Other Loans	–	X	X
Interest Rate	X	X	X
Junk Bonds	–	X	X
Large Shareholder and Large Scale Redemption	X	X	X
Liquidity	X	X	X
Loan Liquidity and Settlement	–	–	–
Management	X	X	X
Market Disruption and Geopolitical	X	X	X
Market	X	X	X
Money Market Instruments	–	–	–
Mortgage-Backed and Asset-Backed Securities	–	X	–
New/Small Fund	X	X	X
Non-Diversified Investment Company Risk	X	–	–
Non-Money Market Fund	–	–	–
Prepayment	–	–	–
Small Fund	–	–	–
Structured Products	–	–	–
U.S. Government and Agency Securities	–	X	–
Variable and Floating Rate Bonds	–	–	–

Active Trading Risk: The Fund actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Fund’s performance and have adverse tax consequences. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover.

Adjustable and Floating Rate Securities Risk: The value of adjustable and floating rate securities may lag behind the value of fixed rate securities when interest rates change. Such securities may be subject to extended settlement periods (longer than seven days) and in unusual market conditions, with a high volume of shareholder redemptions, may present a risk of loss to the Fund or may impair the Fund’s ability satisfy shareholder redemption requests.

Authorized Participant Concentration Risk: Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.

Cash Transactions Risk: Unlike certain ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an“in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

CLO Manager Risk: CLO managers may have limited operating histories and may be subject to conflicts of interest, including managing the assets of other clients and other investment vehicles or holding a significant amount of the equity tranches of a CLO or otherwise receiving fees that may incentivize maximizing the yield, and indirectly the risk, of a CLO. Adverse developments with respect to a CLO manager, such as personnel and resource constraints, regulatory issues or other developments that may impact the ability and/or performance of the CLO manager, may adversely impact the performance of the CLOs in which the Fund invests.

Collateralized Loan Obligations (“CLOs”) Risk: CLOs are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. The

PGIM Fixed Income ETFs 317

Notes to Financial Statements (unaudited) (continued)

market value of CLOs may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets.

“Covenant-Lite” Risk: Some of the loans or debt obligations in which the Fund may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s net income and NAV.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund. and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Distressed and Defaulted Securities Risk: Distressed and defaulted securities are subject to particularly high credit risk, market risk and illiquidity risk. These securities are at a high risk for default, especially during economic downturns, and they are subject to greater volatility than securities of more stable issuers. To the extent that the Fund invests in bankrupt issuers, the Fund may be subject to litigation risks and costs.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may

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Notes to Financial Statements (unaudited) (continued)

result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

ETF Shares Trading Risk: Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio investments.

Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund’s shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings.

Cost of Buying or Selling Shares: When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.

No Guarantee of Active Trading Market Risk: While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.

Floating Rate and Other Loans Risk: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower.

The failure by the Fund to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws. Due to the nature of the private syndication of senior loans, including, for example, lack of publicly-available information, some senior loans are not as easily purchased or sold as publicly-traded securities. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Fund to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds in a timely manner. In some instances, loans and loan participations are not rated by independent credit rating agencies; in such instances, a decision by the Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, or in the case of a loan participation, of the intermediary holding the portion of the loan that the Fund has purchased. To the extent the Fund invests in loans of non-U.S. issuers, the risks of investing in non-U.S. issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Fund, may not have the benefit of these protections. If the Fund is in possession of material non-public information about a borrower as a result of its investment in such borrower’s loan, the Fund may not be able to enter into a transaction with respect to a publicly-traded security of the borrower when it would otherwise be advantageous to do so.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located

PGIM Fixed Income ETFs 321

Notes to Financial Statements (unaudited) (continued)

outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be enhanced. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Leverage Risk: Certain transactions in which the Fund may engage may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value (“NAV”) greater than it would be without the use of leverage. This could result in increased volatility of investment return.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Loan Liquidity and Settlement Risk: The Fund’s investments in loans may subject it to additional illiquidity risks. Loans generally are subject to legal or contractual restrictions on resale. The liquidity of loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. For example, if the credit quality of a loan unexpectedly declines significantly, secondary market trading in that loan can also decline for a period of time. During periods of infrequent trading, valuing a loan can be more difficult and buying and selling a loan at an acceptable price can be more difficult and delayed. Difficulty in selling a loan can result in a loss. Certain of the Fund’s assets may be invested in assets that are considerably less liquid than debt instruments traded on national exchanges. Market quotations for such assets may be volatile and/or subject to large spreads between bid and ask prices. Loans trade in an over-the-counter market, and confirmation and settlement may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds within the allowable time periods stated in the Fund’s Prospectus. To the extent the extended loan settlement process gives rise to short-term liquidity needs, such as the need to satisfy redemption requests, the Fund may hold cash, sell investments or borrow from banks.

The Fund may borrow to meet redemptions and may choose to keep such borrowings outstanding until loans or other portfolio transactions settle or for other extended periods. During the period when borrowings are outstanding, the Fund will incur interest expense. The Fund’s portfolio may also be subject to greater volatility during periods of borrowing, which can have an adverse impact on the Fund’s net asset value. The Fund will be required to maintain specified asset coverage by applicable federal securities laws and the terms of its credit facility with the lender with respect to its borrowings. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors cause the Fund to fail to meet its asset coverage requirements.

PGIM Fixed Income ETFs 323

Notes to Financial Statements (unaudited) (continued)

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Money Market Instruments Risk: The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of those instruments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

New/Small Fund Risk: The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund’s performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Non-Money Market Fund Risk: The Fund is not a money market fund. The Fund does not seek to maintain a stable net asset value (NAV) of $1.00 per share. The Fund’s NAV and market value will fluctuate every day and these fluctuations may be significant on certain days. Also, the Fund is not subject to the liquidity requirements and investment and credit quality restrictions applicable to money market funds. There can be no guarantee that the Fund will generate higher returns than money market funds.

Prepayment Risk: The Fund may invest in mortgage-related securities and asset-backed securities, which are subject to prepayment risk. If these securities are prepaid, the Fund may have to replace them with lower-yielding securities. Stripped mortgage-backed securities are generally more sensitive to changes in prepayment and interest rates than other mortgage-related securities. Unlike mortgage-related securities, asset-backed securities are usually not collateralized. If the issuer of a non-collateralized debt security defaults on the obligation, there is no collateral that the security holder may sell to satisfy the debt.

PGIM Fixed Income ETFs 325

Notes to Financial Statements (unaudited) (continued)

Small Fund Risk: When the Fund’s size is small, the Fund may experience low trading volume and wide bid/ask spreads. The Fund may face the risk of being delisted if it does not meet certain conditions of the listing exchange due to small size. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Structured Products Risk: Holders of structured product securities bear risks of the underlying investments, index or reference obligation. Certain structured products may be thinly traded or have a limited trading market, and as a result may be characterized as illiquid. The possible lack of a liquid secondary market for structured securities and the resulting inability of the Fund to sell a structured security could expose the Fund to losses and could make structured securities more difficult for the Fund to value accurately, which may also result in additional costs. Structured products are also subject to credit risk; the assets backing the structured product may be insufficient to pay interest or principal. In addition to the general risks associated with investments in fixed income, structured products carry additional risks, including, but not limited to: the possibility that distributions from collateral securities will not be adequate to make interest or other payments; the quality of the collateral may decline in value or default; and the possibility that the structured products are subordinate to other classes. Structured securities are generally privately negotiated debt obligations where the principal and/or interest or value of the structured security is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate (“reference instrument”), and changes in the reference instrument or security may cause significant price fluctuations, or could cause the interest rate on the structured security to be reduced to zero. Holders of structured products indirectly bear risks associated with the reference instrument, are subject to counterparty risk and typically do not have direct rights against the reference instrument. Structured products may also entail structural complexity and documentation risk and there is no guarantee that the courts or administrators will interpret the priority of principal and interest payments as expected.

U.S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

Variable and Floating Rate Bonds Risk: Variable and floating rate bonds are subject to credit risk, market risk and interest rate risk. In addition, the absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults. The settlement period for such bonds can be longer than seven days.

10.	Recent Regulatory Developments

Effective January 24, 2023, the Securities and Exchange Commission adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Funds.

PGIM Fixed Income ETFs 327

Approval of Advisory Agreements (unaudited)

PGIM Short Duration High Yield ETF

Initial Approval of the Fund’s Advisory Agreements

As required by the Investment Company Act of 1940 (the 1940 Act), the Board considered the proposed management agreement with PGIM Investments LLC (the Manager) and the proposed subadvisory agreement between the Manager and PGIM Inc. (PGIM), through its PGIM Fixed Income division, together with PGIM Limited, an indirect wholly-owned subsidiary of PGIM, to serve as the subadviser (together, the Subadviser) with respect to the PGIM Short Duration High Yield ETF (the Fund). The Board, including all of the Independent Trustees, met on September 13, 2023 (the Meeting) and approved the agreements for an initial two-year period, after concluding that approval of the agreements was in the best interests of the Fund.

In advance of the Meeting, the Board requested and received materials relating to the agreements and had the opportunity to ask questions and request further information in connection with its considerations.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Fund by the Manager and the Subadviser; any relevant comparable performance information and the Subadviser’s qualifications and track record in serving other affiliated funds; and the fees proposed to be paid by the Fund to the Manager and by the Manager to the Subadviser under the agreements. In connection with its deliberations, the Board considered information provided by the Manager and the Subadviser at or in advance of the Meeting. The Board also considered information that the Trustees received throughout the year regarding the Manager and the Subadviser in their capacity as directors or trustees of other funds in the Prudential organization (PGIM Retail Funds). In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund.

The Trustees determined that the overall arrangements between the Fund and the Manager, which will serve as the Fund’s investment manager pursuant to a management agreement, and between the Manager and the Subadviser, which will serve as the Fund’s subadviser pursuant to the terms of a subadvisory agreement, are appropriate in light of the services to be performed and the fees to be charged under the agreements and such other matters as the Trustees considered relevant in the exercise of their business judgment.

A summary of certain factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the agreements are discussed below.

PGIM Fixed Income ETFs

Approval of Advisory Agreements (continued)

Nature, quality and extent of services

With respect to the Manager, the Board noted that it had received and considered information about the Manager at the Meeting, including information relating to the approval and renewal, as applicable, of the management agreements between the Manager and the other PGIM Retail Funds, as well as information received at other regular meetings throughout the year of the PGIM Retail Funds, regarding the nature, quality and extent of services provided by the Manager. The Board considered the services to be provided by the Manager, including but not limited to the oversight of the Subadviser, as well as the provision of fund recordkeeping, compliance and other services to the Fund. With respect to the Manager’s oversight of the Subadviser, the Board noted that the Manager’s Strategic Investment Research Group, which is a business unit of the Manager, is responsible for monitoring and reporting to the Manager’s senior management on the performance and operations of the Subadviser. The Board also noted that the Manager pays the salaries of the officers of the Trust and Trustees of the Trust who are affiliated persons of the Manager or Subadviser.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of the Fund and the Subadviser and was also provided with information pertaining to the Manager’s organizational structure, senior management, investment operations and other relevant information. The Board noted that the Manager had personnel with experience in the management of exchanged-traded funds. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Manager for services provided to other PGIM Retail Funds. The Board noted that it had concluded that it was satisfied with the nature, quality and extent of the services provided by the Manager to the other PGIM Retail Funds and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Manager under the management agreement for the Fund would be similar in nature to those provided under the other management agreements.

With respect to the Subadviser, the Board noted that it had received and considered information about the Subadviser at the Meeting, including information relating to the approval and renewal, as applicable, of subadvisory agreements between the Manager and the Subadviser with respect to other PGIM Retail Funds, as well as at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Subadviser. The Board considered, among other things, the qualifications, background and experience of the Subadviser’s portfolio managers who will be responsible for the day-to-day management of the Fund’s portfolio, as well as information on the Subadviser’s organizational structure, senior management, investment operations and other relevant information. The Board also considered the Subadviser’s experience managing other similar investment strategies. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Subadviser for services provided to other PGIM Retail Funds. The Board noted that the Subadviser is affiliated with the Manager. The Board

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noted that it was satisfied with the nature, quality and extent of services provided by the Subadviser with respect to the other PGIM Retail Funds served by the Subadviser and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Subadviser under the subadvisory agreement for the Fund would be similar in nature to those provided under the other subadvisory agreements.

Performance

Because the Fund had not yet commenced operations, no investment performance for the Fund existed for Board review. The Board reviewed the performance information of a mutual fund advised by the Manager and subadvised by the Subadviser that utilizes a similar investment strategy. The Board considered the background and professional experience of the proposed portfolio management team for the Fund. The Board took note that the Manager will provide information relating to performance to the Board in connection with future annual reviews of the management agreement and subadvisory agreement.

Fee Rates

The Board considered the proposed management fees to be paid by the Fund to the Manager and the compensation to be paid by the Manager to the Subadviser. The Board considered the nature of the management fee as a unitary fee and that the Manager would be responsible for the Fund’s expenses except for those expenses reflected in the management agreement as remaining the responsibility of the Fund.

The Board considered information provided by the Manager comparing the Fund’s proposed unitary management fee rate (i.e., total expense ratio) to the Lipper 15(c) Peer Group. The Board noted that the Fund’s management fee was in the second quartile. The Board also considered the Manager’s assertion that it expected to incur a subsidy cost to support the unitary fee.

The Board concluded that the proposed management fee and total expenses were reasonable in light of the services to be provided.

Profitability

Because the Fund had not yet commenced operations and the actual asset base of the Fund had not yet been determined, the Board noted that there was no historical profitability information with respect to the Fund to be reviewed. The Board noted that it would review profitability information in connection with future annual renewals of the management and subadvisory agreements.

Economies of Scale

Because the Fund had not yet commenced operations and the actual asset base of the Fund had not yet been determined, the Board noted that there was no historical information regarding economies of scale with respect to the Fund to be reviewed. The

PGIM Fixed Income ETFs

Approval of Advisory Agreements (continued)

Board noted that it would review such information in connection with future annual renewals of the management and subadvisory agreements.

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund. The Board concluded that any potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its management of the other affiliated funds managed by the Manager, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by the Subadviser were consistent with those generally derived by subadvisers to the PGIM Retail Funds, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits derived by the Manager and the Subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to funds.

***

After consideration of these and other factors, the Board concluded that the approval of the agreements was in the best interests of the Fund.

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∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street	(888) 247-8090	pgim.com/investments
Newark, NJ 07102	(973) 802-2093 (outside the US)

PROXY VOTING

The Board of Trustees delegated to the Funds’ subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to each Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (888) 247-8090 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and on the Securities and Exchange Commission’s website.

TRUSTEES

Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS

Stuart S. Parker, President and Principal Executive Officer ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Chief Financial Officer ● Claudia DiGiacomo, Chief Legal Officer ● Andrew Donohue, Chief Compliance Officer ● Russ Shupak, Treasurer and Principal Accounting Officer ● Kelly Florio, Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● George Hoyt, Assistant Secretary ● Devan Goolsby, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer ● Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

	PGIM Limited (PGIM Ultra Short Bond ETF, PGIM Total Return Bond ETF, PGIM Floating Rate Income ETF, PGIM AAA CLO ETF, PGIM Short Duration Multi-Sector Bond ETF, and PGIM Short Duration High Yield ETF only)	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN/TRANSFER AGENT	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of each Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (888) 247-8090. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Fixed Income ETFs, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

On each business day, before commencement of trading on the Exchange, the Fund will disclose on www.pgiminvestments.com the Fund’s portfolio holdings that will form the basis for the Fund’s calculation of NAV at the end of the business day. The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM FIXED INCOME ETFS

Fund	Ticker Symbol

PGIM Ultra Short Bond ETF	PULS

PGIM Active High Yield Bond ETF	PHYL

PGIM Active Aggregate Bond ETF	PAB

PGIM Total Return Bond ETF	PTRB

PGIM Floating Rate Income ETF	PFRL

PGIM AAA CLO ETF	PAAA

PGIM Short Duration Multi-Sector Bond ETF	PSDM

PGIM Short Duration High Yield ETF	PSH

ETF1000E2

PGIM JENNISON ETFS

PGIM Jennison Focused Growth ETF (PJFG)

PGIM Jennison Focused Value ETF (PJFV)

PGIM Jennison Focused Mid-Cap ETF (PJFM)

PGIM Jennison International Opportunities ETF (PJIO)

PGIM Jennison Better Future ETF (PJBF)

SEMIANNUAL REPORT

FEBRUARY 29, 2024

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Funds’ portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of February 29, 2024 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Exchange-traded funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2024 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2 Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Jennison ETFs informative and useful. The report covers performance for the six-month period ended February 29, 2024.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 14th-largest investment manager with more than $1.3 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President and Principal Executive Officer

PGIM Jennison ETFs

April 15, 2024

PGIM Jennison ETFs 3

PGIM Jennison Focused Growth ETF

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 2/29/24 Six Months* (%)	Average Annual One Year (%)	Total Returns as of 2/29/24 Since Inception (%)

Net Asset Value (NAV)	24.37	57.62	49.72 (12/12/2022)

Market Price**	24.63	57.86	50.00 (12/12/2022)

Russell 1000® Growth Index
	18.20	45.93	34.06

*Not annualized

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the sale of Fund shares.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Benchmark Definition

Russell 1000 Growth Index—The Russell 1000 Growth Index is an unmanaged index which contains those securities in the Russell 1000 Index with an above-average growth orientation. Companies in this Index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of operating expenses or taxes that may be paid by an investor.

4 Visit our website at pgim.com/investments

Presentation of Fund Holdings as of 2/29/24

Ten Largest Holdings	Line of Business	% of Net Assets

Microsoft Corp.	Software	9.5%

Amazon.com, Inc.	Broadline Retail	8.6%

NVIDIA Corp.	Semiconductors & Semiconductor Equipment	8.5%

Meta Platforms, Inc. (Class A Stock)	Interactive Media & Services	5.6%

Advanced Micro Devices, Inc.	Semiconductors & Semiconductor Equipment	5.3%

Eli Lilly & Co.	Pharmaceuticals	4.8%

Mastercard, Inc. (Class A Stock)	Financial Services	4.1%

Broadcom, Inc.	Semiconductors & Semiconductor Equipment	3.8%

Apple, Inc.	Technology Hardware, Storage & Peripherals	3.7%

MercadoLibre, Inc. (Brazil)	Broadline Retail	3.5%

Holdings reflect only long-term investments and are subject to change.

PGIM Jennison ETFs 5

PGIM Jennison Focused Value ETF

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 2/29/24 Six Months* (%)	Average Annual One Year (%)	Total Returns as of 2/29/24 Since Inception (%)

Net Asset Value (NAV)	16.58	28.51	20.52 (12/12/2022)

Market Price**	16.54	28.46	20.49 (12/12/2022)

Russell 1000 Value Index
	9.27	14.01	8.73

*Not annualized

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the sale of Fund shares.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Benchmark Definition

Russell 1000 Value Index—The Russell 1000 Value Index is an unmanaged index comprising those securities in the Russell 1000 Index with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of operating expenses or taxes that may be paid by an investor.

6 Visit our website at pgim.com/investments

Presentation of Fund Holdings as of 2/29/24

Ten Largest Holdings	Line of Business	% of Net Assets

Walmart, Inc.	Consumer Staples Distribution & Retail	5.7%

Microsoft Corp.	Software	4.4%

JPMorgan Chase & Co.	Banks	4.4%

Linde plc	Chemicals	4.3%

Exxon Mobil Corp.	Oil, Gas & Consumable Fuels	4.1%

Meta Platforms, Inc. (Class A Stock)	Interactive Media & Services	3.9%

MetLife, Inc.	Insurance	3.8%

Dell Technologies, Inc. (Class C Stock)	Technology Hardware, Storage & Peripherals	3.8%

Chubb Ltd.	Insurance	3.8%

Union Pacific Corp.	Ground Transportation	3.7%

Holdings reflect only long-term investments and are subject to change.

PGIM Jennison ETFs 7

PGIM Jennison Focused Mid-Cap ETF

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

Total Returns as of 2/29/24 Since Inception* (%)

Net Asset Value (NAV)	5.81 (12/14/2023)

Market Price**	5.76 (12/14/2023)

Russell Midcap Index
12.13

*Not annualized

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the sale of Fund shares.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Benchmark Definition

Russell Midcap Index—The Russell Midcap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 27% of the total market capitalization of the Russell 1000 Index.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of operating expenses or taxes that may be paid by an investor.

8 Visit our website at pgim.com/investments

Presentation of Fund Holdings as of 2/29/24

Ten Largest Holdings	Line of Business	% of Net Assets

Shift4 Payments, Inc. (Class A Stock)	Financial Services	4.3%

L3Harris Technologies, Inc.	Aerospace & Defense	3.4%

Universal Display Corp.	Semiconductors & Semiconductor Equipment	3.4%

Markel Group, Inc.	Insurance	3.4%

Acadia Healthcare Co., Inc.	Health Care Providers & Services	3.3%

Performance Food Group Co.	Consumer Staples Distribution & Retail	3.3%

Saia, Inc.	Ground Transportation	3.1%

East West Bancorp, Inc.	Banks	2.9%

Targa Resources Corp.	Oil, Gas & Consumable Fuels	2.8%

NiSource, Inc.	Multi-Utilities	2.8%

Holdings reflect only long-term investments and are subject to change.

PGIM Jennison ETFs 9

PGIM Jennison International Opportunities ETF

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

Total Returns as of 2/29/24 Since Inception* (%)

Net Asset Value (NAV)	8.58 (12/14/2023)

Market Price**	8.96 (12/14/2023)

MSCI All Country World ex-US Index
6.61

*Not annualized

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the sale of Fund shares.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Benchmark Definition

MSCI All Country World ex-US Index—The Morgan Stanley Capital International All Country World ex-US Index (MSCI ACWI ex-US Index) is an unmanaged, free float-adjusted, market capitalization-weighted index that is designed to provide a broad measure of stock performance throughout the world, with the exception of US-based companies. The Index includes both developed and emerging markets.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of operating expenses or taxes that may be paid by an investor.

10 Visit our website at pgim.com/investments

Presentation of Fund Holdings as of 2/29/24

Ten Largest Holdings	Line of Business	Country	% of Net Assets

Ferrari NV	Automobiles	Italy	7.7%

Novo Nordisk A/S, ADR	Pharmaceuticals	Denmark	6.9%

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Semiconductors & Semiconductor Equipment	Taiwan	6.5%

MercadoLibre, Inc.	Broadline Retail	Brazil	5.9%

Hermes International SCA	Textiles, Apparel & Luxury Goods	France	5.8%

ASML Holding NV	Semiconductors & Semiconductor Equipment	Netherlands	5.2%

L’Oreal SA	Personal Care Products	France	4.9%

ASM International NV	Semiconductors & Semiconductor Equipment	Netherlands	4.2%

LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	France	4.2%

Industria de Diseno Textil SA	Specialty Retail	Spain	4.0%

Holdings reflect only long-term investments and are subject to change.

PGIM Jennison ETFs 11

PGIM Jennison Better Future ETF

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

Total Returns as of 2/29/24 Since Inception* (%)

Net Asset Value (NAV)	13.86 (12/14/2023)

Market Price**	14.10 (12/14/2023)

MSCI All Country World ND Index

9.94

*Not annualized

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.
The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the sale of Fund shares.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Benchmark Definition

MSCI All Country World ND Index—The Morgan Stanley Capital International All Country World Net Dividends Index (MSCI ACWI ND Index) is an unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI ND Index consists of 47 country indexes comprising 23 developed and 24 emerging market country indexes. The ND version of the MSCI ACWI Index reflects the impact of the maximum withholding taxes on reinvested dividends. The MSCI ACWI ND Index is unmanaged and the total return includes the reinvestment of all dividends.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of operating expenses or taxes that may be paid by an investor.

12 Visit our website at pgim.com/investments

Presentation of Fund Holdings as of 2/29/24

Ten Largest Holdings	Line of Business	% of Net Assets

Microsoft Corp.	Software	6.8%

Amazon.com, Inc.	Broadline Retail	6.6%

MercadoLibre, Inc. (Brazil)	Broadline Retail	5.7%

NVIDIA Corp.	Semiconductors & Semiconductor Equipment	5.7%

Ferrari NV (Italy)	Automobiles	5.5%

Hermes International SCA (France)	Textiles, Apparel & Luxury Goods	5.2%

Novo Nordisk A/S (Denmark), ADR	Pharmaceuticals	4.5%

Eli Lilly & Co.	Pharmaceuticals	4.4%

L’Oreal SA (France)	Personal Care Products	4.2%

Broadcom, Inc.	Semiconductors & Semiconductor Equipment	4.0%

Holdings reflect only long-term investments and are subject to change.

PGIM Jennison ETFs 13

Fees and Expenses

As a shareholder of a Fund, you incur ongoing costs, including investment management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 held through the six-month period ended February 29, 2024. The example is for illustrative purposes only.

Actual Expenses

The first line in the tables on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the tables on the following page provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs or brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14 Visit our website at pgim.com/investments

PGIM Jennison Focused Growth ETF	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual	$1,000.00	$1,243.70	0.75%	$4.18

Hypothetical	$1,000.00	$1,021.13	0.75%	$3.77

PGIM Jennison Focused Value ETF	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual	$1,000.00	$1,165.80	0.75%	$4.04

Hypothetical	$1,000.00	$1,021.13	0.75%	$3.77

PGIM Jennison Focused Mid-Cap ETF	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual**	$1,000.00	$1,058.10	0.49%	$1.06

Hypothetical	$1,000.00	$1,022.43	0.49%	$2.46

PGIM Jennison International Opportunities ETF	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual**	$1,000.00	$1,085.80	0.90%	$1.97

Hypothetical	$1,000.00	$1,020.39	0.90%	$4.52

PGIM Jennison Better Future ETF	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual**	$1,000.00	$1,138.60	0.59%	$1.33

Hypothetical	$1,000.00	$1,021.93	0.59%	$2.97

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended February 29, 2024, and divided by the 366 days in the Fund’s fiscal year ending August 31, 2024 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which each Fund may invest.

**“Actual” expenses are calculated using 77-day period ended February 29, 2024 due to the Fund’s inception date of December 14, 2023.

PGIM Jennison ETFs 15

Glossary

The following abbreviations are used in the Funds’ descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

CDI—Chess Depository Interest

PRFC—Preference Shares

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

17

PGIM Jennison Focused Growth ETF

Schedule of Investments (unaudited)

as of February 29, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

COMMON STOCKS

Automobiles 1.6%
Tesla, Inc.*	5,953	$1,201,792

Banks 1.0%
NU Holdings Ltd. (Brazil) (Class A Stock)*	67,812	751,357

Biotechnology 1.7%
Vertex Pharmaceuticals, Inc.*	3,072	1,292,513

Broadline Retail 12.1%
Amazon.com, Inc.*	36,459	6,444,493
MercadoLibre, Inc. (Brazil)*	1,654	2,638,626

		9,083,119

Consumer Staples Distribution & Retail 3.0%
Costco Wholesale Corp.	2,987	2,221,999

Entertainment 3.3%
Netflix, Inc.*	4,107	2,476,192

Financial Services 4.1%
Mastercard, Inc. (Class A Stock)	6,468	3,070,748

Health Care Equipment & Supplies 1.3%
Intuitive Surgical, Inc.*	2,568	990,221

Health Care Providers & Services 1.6%
UnitedHealth Group, Inc.	2,382	1,175,755

Hotels, Restaurants & Leisure 1.4%
Airbnb, Inc. (Class A Stock)*	6,897	1,086,071

Interactive Media & Services 8.4%
Alphabet, Inc. (Class A Stock)*	15,564	2,154,991
Meta Platforms, Inc. (Class A Stock)	8,516	4,173,947

		6,328,938

See Notes to Financial Statements.

18

PGIM Jennison Focused Growth ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

IT Services 2.6%
MongoDB, Inc.*	2,306	$1,032,120
Snowflake, Inc. (Class A Stock)*	5,001	941,588

		1,973,708

Personal Care Products 1.8%
L’Oreal SA (France), ADR	14,312	1,369,945

Pharmaceuticals 8.4%
AstraZeneca PLC (United Kingdom), ADR	12,087	775,502
Eli Lilly & Co.	4,782	3,604,098
Novo Nordisk A/S (Denmark), ADR	16,341	1,957,161

		6,336,761

Semiconductors & Semiconductor Equipment 19.8%
Advanced Micro Devices, Inc.*	20,863	4,016,754
ASML Holding NV (Netherlands)	1,665	1,584,547
Broadcom, Inc.	2,194	2,853,275
NVIDIA Corp.	8,093	6,402,534

		14,857,110

Software 17.1%
Cadence Design Systems, Inc.*	6,692	2,036,911
Crowdstrike Holdings, Inc. (Class A Stock)*	3,153	1,022,045
Microsoft Corp.	17,306	7,158,454
Palo Alto Networks, Inc.*	3,584	1,113,011
ServiceNow, Inc.*	1,941	1,497,171

		12,827,592

Specialized REITs 1.0%
American Tower Corp.	3,676	731,009

Specialty Retail 1.4%
Home Depot, Inc. (The)	2,842	1,081,694

Technology Hardware, Storage & Peripherals 3.7%
Apple, Inc.	15,275	2,760,956

See Notes to Financial Statements.

PGIM Jennison ETFs 19

PGIM Jennison Focused Growth ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Textiles, Apparel & Luxury Goods 4.6%
Lululemon Athletica, Inc.*	2,578	$1,204,158
LVMH Moet Hennessy Louis Vuitton SE (France), ADR	8,448	1,545,815
NIKE, Inc. (Class B Stock)	6,786	705,269

		3,455,242

TOTAL LONG-TERM INVESTMENTS (cost $52,576,033)		75,072,722

SHORT-TERM INVESTMENT 0.1%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 5.545%) (cost $86,588)(wb)	86,588	86,588

TOTAL INVESTMENTS 100.0% (cost $52,662,621)		75,159,310
Other assets in excess of liabilities 0.0%		665

NET ASSETS 100.0%		$75,159,975

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.

See Notes to Financial Statements.

20

PGIM Jennison Focused Growth ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 29, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Automobiles	$1,201,792	$—	$—
Banks	751,357	—	—
Biotechnology	1,292,513	—	—
Broadline Retail	9,083,119	—	—
Consumer Staples Distribution & Retail	2,221,999	—	—
Entertainment	2,476,192	—	—
Financial Services	3,070,748	—	—
Health Care Equipment & Supplies	990,221	—	—
Health Care Providers & Services	1,175,755	—	—
Hotels, Restaurants & Leisure	1,086,071	—	—
Interactive Media & Services	6,328,938	—	—
IT Services	1,973,708	—	—
Personal Care Products	1,369,945	—	—
Pharmaceuticals	6,336,761	—	—
Semiconductors & Semiconductor Equipment	14,857,110	—	—
Software	12,827,592	—	—
Specialized REITs	731,009	—	—
Specialty Retail	1,081,694	—	—
Technology Hardware, Storage & Peripherals	2,760,956	—	—
Textiles, Apparel & Luxury Goods	3,455,242	—	—
Short-Term Investment
Affiliated Mutual Fund	86,588	—	—

Total	$75,159,310	$—	$—

See Notes to Financial Statements.

PGIM Jennison ETFs 21

PGIM Jennison Focused Growth ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 29, 2024 were as follows:

Semiconductors & Semiconductor Equipment	19.8%
Software	17.1
Broadline Retail	12.1
Pharmaceuticals	8.4
Interactive Media & Services	8.4
Textiles, Apparel & Luxury Goods	4.6
Financial Services	4.1
Technology Hardware, Storage & Peripherals	3.7
Entertainment	3.3
Consumer Staples Distribution & Retail	3.0
IT Services	2.6
Personal Care Products	1.8
Biotechnology	1.7
Automobiles	1.6

Health Care Providers & Services	1.6%
Hotels, Restaurants & Leisure	1.4
Specialty Retail	1.4
Health Care Equipment & Supplies	1.3
Banks	1.0
Specialized REITs	1.0
Affiliated Mutual Fund	0.1

100.0
Other assets in excess of liabilities	0.0 *

100.0%

* Less than 0.05%

See Notes to Financial Statements.

22

PGIM Jennison Focused Growth ETF

Statement of Assets & Liabilities (unaudited)

as of February 29, 2024

Assets
Investments at value:
Unaffiliated investments (cost $52,576,033)	$75,072,722
Affiliated investments (cost $86,588)	86,588
Dividends receivable	36,652
Tax reclaim receivable	7,675

Total Assets	75,203,637

Liabilities
Management fee payable	43,662

Net Assets	$75,159,975

Net assets were comprised of:
Common stock, at par	$920
Paid-in capital in excess of par	47,881,118
Total distributable earnings (loss)	27,277,937

Net assets, February 29, 2024	$75,159,975

Net asset value, offering price and redemption price per share. ($75,159,975 ÷ 920,000 shares of common stock issued and outstanding)	$81.70

See Notes to Financial Statements.

PGIM Jennison ETFs 23

PGIM Jennison Focused Growth ETF

Statement of Operations (unaudited)

Six Months Ended February 29, 2024

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $2,487 foreign withholding tax)	$163,482
Affiliated dividend income	20,165
Affiliated income from securities lending, net	556

Total income	184,203

Expenses
Management fee	233,572

Net investment income (loss)	(49,369)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions (including affiliated of $179)	(377,032)
In-kind redemptions	5,814,113

5,437,081

Net change in unrealized appreciation (depreciation) on investments (including affiliated of $(6))	9,156,960

Net gain (loss) on investment transactions	14,594,041

Net Increase (Decrease) In Net Assets Resulting From Operations	$14,544,672

See Notes to Financial Statements.

24

PGIM Jennison Focused Growth ETF

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 29, 2024	December 12, 2022* through August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(49,369)	$(47,497)
Net realized gain (loss) on investment and in-kind redemptions transactions	5,437,081	202,396
Net change in unrealized appreciation (depreciation) on investments	9,156,960	13,339,729

Net increase (decrease) in net assets resulting from operations	14,544,672	13,494,628

Fund share transactions
Net proceeds from shares sold (0 and 200,000 shares, respectively)	—	10,005,000
Shares sold in-kind (260,000 and 750,000 shares, respectively)	19,257,562	38,676,326
Shares redeemed in-kind (210,000 and 80,000 shares, respectively)	(15,791,895)	(5,026,318)

Net increase (decrease) in net assets from Fund share transactions	3,465,667	43,655,008

Total increase (decrease)	18,010,339	57,149,636

Net Assets:
Beginning of period	57,149,636	—

End of period	$75,159,975	$57,149,636

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Jennison ETFs 25

PGIM Jennison Focused Growth ETF

Financial Highlights (unaudited)

	Six Months Ended February 29, 2024		December 12, 2022(a) through August 31, 2023

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$65.69		$50.00
Income (loss) from investment operations:
Net investment income (loss)	(0.06)		(0.06)
Net realized and unrealized gain (loss) on investment transactions	16.07		15.75
Total from investment operations	16.01		15.69
Net asset value, end of period	$81.70		$65.69
Total Return(c):	24.37%		31.38%

Ratios/Supplemental Data:
Net assets, end of period (000)	$75,160		$57,150
Average net assets (000)	$62,625		$44,323
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.75	%(e)	0.75	%(e)
Expenses before waivers and/or expense reimbursement	0.75	%(e)	0.75	%(e)
Net investment income (loss)	(0.16	)%(e)	(0.15	)%(e)
Portfolio turnover rate(f)	19%		32%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

26

PGIM Jennison Focused Value ETF

Schedule of Investments (unaudited)

as of February 29, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 98.9%

COMMON STOCKS

Aerospace & Defense 2.0%
Airbus SE (France), ADR	6,396	$264,347

Automobile Components 0.9%
Aptiv PLC*	1,545	122,812

Automobiles 1.8%
General Motors Co.	5,762	236,127

Banks 11.8%
Bank of America Corp.	12,207	421,386
JPMorgan Chase & Co.	3,048	567,111
PNC Financial Services Group, Inc. (The)	1,867	274,822
Truist Financial Corp.	7,577	265,043

		1,528,362

Biotechnology 3.7%
AbbVie, Inc.	2,716	478,152

Building Products 2.2%
Johnson Controls International PLC	4,911	291,075

Capital Markets 5.0%
Blackstone, Inc.	2,131	272,385
Goldman Sachs Group, Inc. (The)	986	383,603

		655,988

Chemicals 4.3%
Linde PLC	1,232	552,946

Consumer Staples Distribution & Retail 5.7%
Walmart, Inc.	12,704	744,581

Electric Utilities 2.6%
PG&E Corp.	19,948	332,932

Ground Transportation 3.7%
Union Pacific Corp.	1,893	480,235

See Notes to Financial Statements.

PGIM Jennison ETFs 27

PGIM Jennison Focused Value ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Providers & Services 1.6%
Cigna Group (The)	619	$208,071

Hotels, Restaurants & Leisure 2.5%
McDonald’s Corp.	1,103	322,385

Industrial Conglomerates 1.8%
General Electric Co.	1,500	235,335

Insurance 7.6%
Chubb Ltd.	1,951	491,008
MetLife, Inc.	7,143	498,153

		989,161

Interactive Media & Services 3.9%
Meta Platforms, Inc. (Class A Stock)	1,042	510,716

Multi-Utilities 1.7%
CenterPoint Energy, Inc.	7,920	217,800

Office REITs 1.9%
Alexandria Real Estate Equities, Inc.	2,020	251,955

Oil, Gas & Consumable Fuels 7.4%
ConocoPhillips	3,770	424,276
Exxon Mobil Corp.	5,107	533,783

		958,059

Pharmaceuticals 8.7%
AstraZeneca PLC (United Kingdom), ADR	6,756	433,465
Bristol-Myers Squibb Co.	6,057	307,393
Eli Lilly & Co.	518	390,406

		1,131,264

Semiconductors & Semiconductor Equipment 7.5%
Advanced Micro Devices, Inc.*	1,691	325,568
Broadcom, Inc.	301	391,447
Lam Research Corp.	278	260,834

		977,849

See Notes to Financial Statements.

28

PGIM Jennison Focused Value ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Software 6.8%
Microsoft Corp.	1,396	$577,441
Salesforce, Inc.*	984	303,879

		881,320

Technology Hardware, Storage & Peripherals 3.8%
Dell Technologies, Inc. (Class C Stock)	5,220	494,125

TOTAL LONG-TERM INVESTMENTS (cost $10,596,622)		12,865,597

SHORT-TERM INVESTMENT 0.9%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 5.545%) (cost $109,554)(wb)	109,554	109,554

TOTAL INVESTMENTS 99.8% (cost $10,706,176)		12,975,151
Other assets in excess of liabilities 0.2%		29,383

NET ASSETS 100.0%		$13,004,534

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Jennison ETFs 29

PGIM Jennison Focused Value ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

The following is a summary of the inputs used as of February 29, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$264,347	$—	$—
Automobile Components	122,812	—	—
Automobiles	236,127	—	—
Banks	1,528,362	—	—
Biotechnology	478,152	—	—
Building Products	291,075	—	—
Capital Markets	655,988	—	—
Chemicals	552,946	—	—
Consumer Staples Distribution & Retail	744,581	—	—
Electric Utilities	332,932	—	—
Ground Transportation	480,235	—	—
Health Care Providers & Services	208,071	—	—
Hotels, Restaurants & Leisure	322,385	—	—
Industrial Conglomerates	235,335	—	—
Insurance	989,161	—	—
Interactive Media & Services	510,716	—	—
Multi-Utilities	217,800	—	—
Office REITs	251,955	—	—
Oil, Gas & Consumable Fuels	958,059	—	—
Pharmaceuticals	1,131,264	—	—
Semiconductors & Semiconductor Equipment	977,849	—	—
Software	881,320	—	—
Technology Hardware, Storage & Peripherals	494,125	—	—
Short-Term Investment
Affiliated Mutual Fund	109,554	—	—

Total	$12,975,151	$—	$—

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 29, 2024 were as follows:

Banks	11.8%
Pharmaceuticals	8.7
Insurance	7.6
Semiconductors & Semiconductor Equipment	7.5
Oil, Gas & Consumable Fuels	7.4
Software	6.8
Consumer Staples Distribution & Retail	5.7

Capital Markets	5.0%
Chemicals	4.3
Interactive Media & Services	3.9
Technology Hardware, Storage & Peripherals	3.8
Ground Transportation	3.7
Biotechnology	3.7
Electric Utilities	2.6

See Notes to Financial Statements.

30

PGIM Jennison Focused Value ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Industry Classification (continued):

Hotels, Restaurants & Leisure	2.5%
Building Products	2.2
Aerospace & Defense	2.0
Office REITs	1.9
Automobiles	1.8
Industrial Conglomerates	1.8
Multi-Utilities	1.7
Health Care Providers & Services	1.6

Automobile Components	0.9%
Affiliated Mutual Fund	0.9

99.8
Other assets in excess of liabilities	0.2

100.0%

See Notes to Financial Statements.

PGIM Jennison ETFs 31

PGIM Jennison Focused Value ETF

Statement of Assets & Liabilities (unaudited)

as of February 29, 2024

Assets

Investments at value:
Unaffiliated investments (cost $10,596,622)	$12,865,597
Affiliated investments (cost $109,554)	109,554
Dividends receivable	36,933

Total Assets	13,012,084

Liabilities
Management fee payable	7,550

Net Assets	$13,004,534

Net assets were comprised of:
Common stock, at par	$210
Paid-in capital in excess of par	10,567,989
Total distributable earnings (loss)	2,436,335

Net assets, February 29, 2024	$13,004,534

Net asset value, offering price and redemption price per share, ($13,004,534 ÷ 210,000 shares of common stock issued and outstanding)	$61.93

See Notes to Financial Statements.

32

PGIM Jennison Focused Value ETF

Statement of Operations (unaudited)

Six Months Ended February 29, 2024

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $ 152 foreign withholding tax)	$119,977
Affiliated dividend income	4,687

Total income	124,664

Expenses
Management fee	43,590

Net investment income (loss)	81,074

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	27,284
In-kind redemptions	221,026

248,310

Net change in unrealized appreciation (depreciation) on investments	1,541,052

Net gain (loss) on investment transactions	1,789,362

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,870,436

See Notes to Financial Statements.

PGIM Jennison ETFs 33

PGIM Jennison Focused Value ETF

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended February 29, 2024	December 12, 2022* through August 31, 2023

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$81,074	$118,487
Net realized gain (loss) on investment and in-kind redemptions transactions	248,310	(30,590)
Net change in unrealized appreciation (depreciation) on investments	1,541,052	727,923

Net increase (decrease) in net assets resulting from operations	1,870,436	815,820

Dividends and Distributions
Distributions from distributable earnings	(144,291)	(12,409)

Fund share transactions
Net proceeds from shares sold (0 and 200,000 shares, respectively)	—	10,005,000
Shares sold in-kind (20,000 and 20,000 shares, respectively)	1,129,638	995,683
Shares redeemed in-kind (20,000 and 10,000 shares, respectively)	(1,140,013)	(515,330)

Net increase (decrease) in net assets from Fund share transactions	(10,375)	10,485,353

Total increase (decrease)	1,715,770	11,288,764

Net Assets:
Beginning of period	11,288,764	—

End of period	$13,004,534	$11,288,764

*	Commencement of operations.

See Notes to Financial Statements.

34

PGIM Jennison Focused Value ETF

Financial Highlights (unaudited)

	Six Months	December 12, 2022(a)
	Ended February 29,	through August 31,
	2024	2023

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$53.76	$50.00
Income (loss) from investment operations:
Net investment income (loss)	0.39	0.56
Net realized and unrealized gain (loss) on investment transactions	8.47	3.26
Total from investment operations	8.86	3.82
Less Dividends and Distributions:
Dividends from net investment income	(0.69)	(0.06)
Net asset value, end of period	$61.93	$53.76
Total Return(c):	16.58%	7.64%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13,005	$11,289
Average net assets (000)	$11,687	$10,586
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.75%(e)	0.75%(e)
Expenses before waivers and/or expense reimbursement	0.75%(e)	0.75%(e)
Net investment income (loss)	1.40%(e)	1.56%(e)
Portfolio turnover rate(f)	21%	38%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison ETFs 35

PGIM Jennison Focused Mid-Cap ETF

Schedule of Investments (unaudited)

as of February 29, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 96.1%

COMMON STOCKS

Aerospace & Defense 5.5%
HEICO Corp.	1,206	$233,240
L3Harris Technologies, Inc.	1,783	377,390

		610,630

Banks 6.1%
East West Bancorp, Inc.	4,509	328,526
Pinnacle Financial Partners, Inc.	2,672	221,028
Wintrust Financial Corp.	1,370	131,999

		681,553

Biotechnology 5.0%
Apellis Pharmaceuticals, Inc.*	2,437	151,021
Argenx SE (Netherlands), ADR*	513	194,945
Neurocrine Biosciences, Inc.*	1,644	214,378

		560,344

Communications Equipment 1.0%
Arista Networks, Inc.*	394	109,351

Construction & Engineering 1.6%
WillScot Mobile Mini Holdings Corp.*	3,636	173,619

Construction Materials 1.3%
Martin Marietta Materials, Inc.	255	147,316

Consumer Staples Distribution & Retail 3.3%
Performance Food Group Co.*	4,816	369,724

Containers & Packaging 2.0%
Crown Holdings, Inc.	2,898	222,045

Electrical Equipment 2.1%
AMETEK, Inc.	1,294	233,153

See Notes to Financial Statements.

36

PGIM Jennison Focused Mid-Cap ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Financial Services 6.2%
Essent Group Ltd.	3,916	$209,780
Shift4 Payments, Inc. (Class A Stock)*	5,863	482,056

		691,836

Food Products 2.5%
Darling Ingredients, Inc.*	3,165	133,911
Lamb Weston Holdings, Inc.	1,363	139,312

		273,223

Ground Transportation 3.1%
Saia, Inc.*	605	348,117

Health Care Providers & Services 5.8%
Acadia Healthcare Co., Inc.*	4,474	373,355
Molina Healthcare, Inc.*	697	274,555

		647,910

Hotels, Restaurants & Leisure 5.4%
Churchill Downs, Inc.	2,402	292,732
Hilton Worldwide Holdings, Inc.	1,512	308,932

		601,664

Insurance 6.7%
Axis Capital Holdings Ltd.	2,318	145,037
Markel Group, Inc.*	250	373,120
RenaissanceRe Holdings Ltd. (Bermuda)	992	223,022

		741,179

Interactive Media & Services 2.4%
Pinterest, Inc. (Class A Stock)*	7,199	264,203

IT Services 1.5%
Globant SA*	739	164,923

Marine Transportation 2.6%
Kirby Corp.*	3,236	283,862

See Notes to Financial Statements.

PGIM Jennison ETFs 37

PGIM Jennison Focused Mid-Cap ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Multi-Utilities 2.8%
NiSource, Inc.	11,964	$311,782

Oil, Gas & Consumable Fuels 4.5%
Permian Resources Corp.	11,976	186,346
Targa Resources Corp.	3,190	313,386

		499,732

Professional Services 2.0%
KBR, Inc.	3,743	224,692

Real Estate Management & Development 1.5%
CBRE Group, Inc. (Class A Stock)*	1,824	167,607

Semiconductors & Semiconductor Equipment 5.1%
Microchip Technology, Inc.	2,314	194,700
Universal Display Corp.	2,140	373,259

		567,959

Software 6.2%
Appfolio, Inc. (Class A Stock)*	475	114,993
CyberArk Software Ltd.*	672	177,247
Procore Technologies, Inc.*	3,811	297,372
PTC, Inc.*	528	96,629

		686,241

Specialized REITs 2.6%
Gaming & Leisure Properties, Inc.	6,420	291,982

Specialty Retail 5.2%
Burlington Stores, Inc.*	1,392	285,499
Five Below, Inc.*	858	172,184
O’Reilly Automotive, Inc.*	105	114,179

		571,862

See Notes to Financial Statements.

38

PGIM Jennison Focused Mid-Cap ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Textiles, Apparel & Luxury Goods 2.1%
Ralph Lauren Corp.	1,239	$230,355

TOTAL LONG-TERM INVESTMENTS (cost $10,163,282)		10,676,864

SHORT-TERM INVESTMENT 3.9%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 5.545%) (cost $433,688)(wb) 433,688		433,688

TOTAL INVESTMENTS 100.0% (cost $10,596,970)		11,110,552
Liabilities in excess of other assets (0.0)%		(618)

NET ASSETS 100.0%		$11,109,934

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

(wb) Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 29, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$610,630	$—	$—
Banks	681,553	—	—
Biotechnology	560,344	—	—

See Notes to Financial Statements.

PGIM Jennison ETFs 39

PGIM Jennison Focused Mid-Cap ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Communications Equipment	$109,351	$—	$—
Construction & Engineering	173,619	—	—
Construction Materials	147,316	—	—
Consumer Staples Distribution & Retail	369,724	—	—
Containers & Packaging	222,045	—	—
Electrical Equipment	233,153	—	—
Financial Services	691,836	—	—
Food Products	273,223	—	—
Ground Transportation	348,117	—	—
Health Care Providers & Services	647,910	—	—
Hotels, Restaurants & Leisure	601,664	—	—
Insurance	741,179	—	—
Interactive Media & Services	264,203	—	—
IT Services	164,923	—	—
Marine Transportation	283,862	—	—
Multi-Utilities	311,782	—	—
Oil, Gas & Consumable Fuels	499,732	—	—
Professional Services	224,692	—	—
Real Estate Management & Development	167,607	—	—
Semiconductors & Semiconductor Equipment	567,959	—	—
Software	686,241	—	—
Specialized REITs	291,982	—	—
Specialty Retail	571,862	—	—
Textiles, Apparel & Luxury Goods	230,355	—	—
Short-Term Investment
Affiliated Mutual Fund	433,688	—	—

Total	$11,110,552	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 29, 2024 were as follows:

Insurance	6.7%
Financial Services	6.2
Software	6.2
Banks	6.1
Health Care Providers & Services	5.8
Aerospace & Defense	5.5
Hotels, Restaurants & Leisure	5.4
Specialty Retail	5.2

Semiconductors & Semiconductor Equipment	5.1%
Biotechnology	5.0
Oil, Gas & Consumable Fuels	4.5
Affiliated Mutual Fund	3.9
Consumer Staples Distribution & Retail	3.3
Ground Transportation	3.1
Multi-Utilities	2.8
Specialized REITs	2.6

See Notes to Financial Statements.

40

PGIM Jennison Focused Mid-Cap ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Industry Classification (continued):

Marine Transportation	2.6%
Food Products	2.5
Interactive Media & Services	2.4
Electrical Equipment	2.1
Textiles, Apparel & Luxury Goods	2.1
Professional Services	2.0
Containers & Packaging	2.0
Construction & Engineering	1.6
Real Estate Management & Development	1.5
IT Services	1.5

Construction Materials	1.3%
Communications Equipment	1.0

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

* Less than 0.05%

See Notes to Financial Statements.

PGIM Jennison ETFs 41

PGIM Jennison Focused Mid-Cap ETF

Statement of Assets & Liabilities (unaudited)

as of February 29, 2024

Assets
Investments at value:
Unaffiliated investments (cost $10,163,282)	$10,676,864
Affiliated investments (cost $433,688)	433,688
Dividends receivable	3,710

Total Assets	11,114,262

Liabilities
Management fee payable	4,283
Accrued expenses and other liabilities	45

Total Liabilities	4,328

Net Assets	$11,109,934

Net assets were comprised of:
Common stock, at par	$210
Paid-in capital in excess of par	10,506,018
Total distributable earnings (loss)	603,706

Net assets, February 29, 2024	$11,109,934

Net asset value, offering price and redemption price per share. ($11,109,934 ÷ 210,000 shares of common stock issued and outstanding)	$52.90

See Notes to Financial Statements.

42

PGIM Jennison Focused Mid-Cap ETF

Statement of Operations (unaudited)

For the Period December 14, 2023* through February 29, 2024

Net Investment Income (Loss)
Income
Unaffiliated dividend income	$13,297
Affiliated dividend income	8,665

Total income	21,962

Expenses
Management fee	10,983
Miscellaneous	45

Total expenses	11,028

Net investment income (loss)	10,934

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	(68,547)
In-kind redemptions	147,737

79,190

Net change in unrealized appreciation (depreciation) on investments	513,582

Net gain (loss) on investment transactions	592,772

Net Increase (Decrease) In Net Assets Resulting From Operations	$603,706

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Jennison ETFs 43

PGIM Jennison Focused Mid-Cap ETF

Statement of Changes in Net Assets (unaudited)

December 14, 2023* through February 29, 2024

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,934
Net realized gain (loss) on investment and in-kind redemptions transactions	79,190
Net change in unrealized appreciation (depreciation) on investments	513,582

Net increase (decrease) in net assets resulting from operations	603,706

Fund share transactions
Net proceeds from shares sold (200,000 shares)	10,000,223
Shares sold in-kind (50,000 shares)	2,558,752
Shares redeemed in-kind (40,000 shares)	(2,052,747)

Net increase (decrease) in net assets from Fund share transactions	10,506,228

Total increase (decrease)	11,109,934

Net Assets:
Beginning of period	—

End of period	$11,109,934

*	Commencement of operations.

See Notes to Financial Statements.

44

PGIM Jennison Focused Mid-Cap ETF

Financial Highlights (unaudited)

	December 14, 2023(a) through February 29, 2024

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$50.00
Income (loss) from investment operations:
Net investment income (loss)	0.05
Net realized and unrealized gain (loss) on investment transactions	2.85
Total from investment operations	2.90
Net asset value, end of period	$52.90
Total Return(c):	5.81%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11,110
Average net assets (000)	$10,653
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.49	%(e)
Expenses before waivers and/or expense reimbursement	0.49	%(e)
Net investment income (loss)	0.49	%(e)
Portfolio turnover rate(f)	41%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized, with the exception of certain non-recurring expenses.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison ETFs 45

PGIM Jennison International Opportunities ETF

Schedule of Investments (unaudited)

as of February 29, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 99.1%

COMMON STOCKS 98.5%

Brazil 9.4%
MercadoLibre, Inc.*	401	$639,716
NU Holdings Ltd. (Class A Stock)*	34,152	378,404

		1,018,120

Denmark 6.9%
Novo Nordisk A/S, ADR	6,257	749,401

France 21.4%
Dassault Systemes SE	7,612	355,285
Hermes International SCA	251	627,473
L’Oreal SA	1,119	534,199
LVMH Moet Hennessy Louis Vuitton SE	495	450,895
Safran SA	1,726	361,340

		2,329,192

Hong Kong 1.9%
Hong Kong Exchanges & Clearing Ltd.	3,548	110,027
Techtronic Industries Co. Ltd.	9,072	98,199

		208,226

Indonesia 1.9%
Bank Central Asia Tbk PT	335,254	210,667

Italy 7.7%
Ferrari NV	1,972	837,647

Japan 7.5%
Advantest Corp.	6,253	288,208
Disco Corp.	657	211,492
Keyence Corp.	675	315,348

		815,048

Netherlands 9.5%
ASM International NV	757	461,200
ASML Holding NV	595	566,250

		1,027,450

See Notes to Financial Statements.

46

PGIM Jennison International Opportunities ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Spain 4.0%
Industria de Diseno Textil SA	9,722	$430,914

Sweden 3.1%
Atlas Copco AB (Class A Stock)	19,199	332,904

Taiwan 6.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5,487	706,012

United Kingdom 5.2%
Ashtead Group PLC	2,089	149,779
AstraZeneca PLC, ADR	2,042	131,015
Compass Group PLC	10,508	287,834

		568,628

United States 13.5%
Ferguson PLC	935	197,706
James Hardie Industries PLC, CDI*	4,535	179,076
Lululemon Athletica, Inc.*	715	333,969
Monday.com Ltd.*	1,578	351,910
Schneider Electric SE	1,778	403,165

		1,465,826

TOTAL COMMON STOCKS (cost $9,680,518)		10,700,035

PREFERRED STOCK 0.6%

Germany
Dr. Ing. h.c. F. Porsche AG (PRFC), 144A (cost $64,125)	720	67,188

TOTAL LONG-TERM INVESTMENTS (cost $9,744,643)		10,767,223

See Notes to Financial Statements.

PGIM Jennison ETFs 47

PGIM Jennison International Opportunities ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Shares	Value

SHORT-TERM INVESTMENT 0.2%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 5.545%) (cost $18,716)(wb)	18,716	$18,716

TOTAL INVESTMENTS 99.3% (cost $9,763,359)		10,785,939
Other assets in excess of liabilities 0.7%		72,040

NET ASSETS 100.0%		$10,857,979

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 29, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Brazil	$1,018,119	$—	$—
Denmark	749,401	—	—
France	2,329,192	—	—
Hong Kong	208,226	—	—
Indonesia	210,667	—	—
Italy	837,647	—	—
Japan	815,048	—	—
Netherlands	1,027,450	—	—
Spain	430,915	—	—
Sweden	332,905	—	—
Taiwan	706,012	—	—

See Notes to Financial Statements.

48

PGIM Jennison International Opportunities ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
United Kingdom	$568,627	$—	$—
United States	1,465,826	—	—
Preferred Stock
Germany	67,188	—	—
Short-Term Investment
Affiliated Mutual Fund	18,716	—	—

Total	$10,785,939	$—	$—

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 29, 2024 were as follows:

Semiconductors & Semiconductor Equipment	20.6%
Textiles, Apparel & Luxury Goods	13.0
Automobiles	8.3
Pharmaceuticals	8.1
Software	6.5
Broadline Retail	5.9
Banks	5.4
Personal Care Products	4.9
Machinery	4.0
Specialty Retail	4.0
Electrical Equipment	3.7
Aerospace & Defense	3.3

Trading Companies & Distributors	3.2%
Electronic Equipment, Instruments & Components	2.9
Hotels, Restaurants & Leisure	2.7
Construction Materials	1.6
Capital Markets	1.0
Affiliated Mutual Fund	0.2

99.3
Other assets in excess of liabilities	0.7

100.0%

See Notes to Financial Statements.

PGIM Jennison ETFs 49

PGIM Jennison International Opportunities ETF

Statement of Assets & Liabilities (unaudited)

as of February 29, 2024

Assets

Investments at value:
Unaffiliated investments (cost $9,744,643)	$10,767,223
Affiliated investments (cost $18,716)	18,716

Foreign currency, at value (cost $3,773)	3,773
Receivable for investments sold	133,001
Dividends receivable	2,635

Total Assets	10,925,348

Liabilities
Payable for investments purchased	59,608
Management fee payable	7,536
Accrued expenses and other liabilities	225

Total Liabilities	67,369

Net Assets	$10,857,979

Net assets were comprised of:
Common stock, at par	$200
Paid-in capital in excess of par	10,014,800
Total distributable earnings (loss)	842,979

Net assets, February 29, 2024	$10,857,979

Net asset value, offering price and redemption price per share. ($10,857,979 ÷ 200,000 shares of common stock issued and outstanding)	$54.29

See Notes to Financial Statements.

50

PGIM Jennison International Opportunities ETF

Statement of Operations (unaudited)

For the Period December 14, 2023* through February 29, 2024

Net Investment Income (Loss)
Income
Affiliated dividend income	$8,171
Unaffiliated dividend income (net of $393 foreign withholding tax)	7,926

Total income	16,097

Expenses
Management fee	19,187
Miscellaneous	225

Total expenses	19,412

Net investment income (loss)	(3,315)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(172,248)
Foreign currency transactions	(3,562)

(175,810)

Net change in unrealized appreciation (depreciation) on:
Investments	1,022,580
Foreign currencies	(476)

1,022,104

Net gain (loss) on investment and foreign currency transactions	846,294

Net Increase (Decrease) In Net Assets Resulting From Operations	$842,979

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Jennison ETFs 51

PGIM Jennison International Opportunities ETF

Statement of Changes in Net Assets (unaudited)

December 14, 2023* through February 29, 2024

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(3,315)
Net realized gain (loss) on investment transactions and foreign currencies	(175,810)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,022,104

Net increase (decrease) in net assets resulting from operations	842,979

Fund share transactions
Net proceeds from shares sold (200,000 shares)	10,015,000

Total increase (decrease)	10,857,979

Net Assets:
Beginning of period	—

End of period	$10,857,979

*	Commencement of operations.

See Notes to Financial Statements.

52

PGIM Jennison International Opportunities ETF

Financial Highlights (unaudited)

December 14, 2023(a)
through February 29,
2024

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$50.00
Income (loss) from investment operations:
Net investment income (loss)	(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.31
Total from investment operations	4.29
Net asset value, end of period	$54.29
Total Return(c):	8.58%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,858
Average net assets (000)	$10,132
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.90%(e)
Expenses before waivers and/or expense reimbursement	0.90%(e)
Net investment income (loss)	(0.15)%(e)
Portfolio turnover rate(f)	16%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized, with the exception of certain non-recurring expenses.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison ETFs 53

PGIM Jennison Better Future ETF

Schedule of Investments (unaudited)

as of February 29, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 99.2%

COMMON STOCKS

Automobiles 5.5%
Ferrari NV (Italy)	1,538	$653,296

Banks 3.1%
NU Holdings Ltd. (Brazil) (Class A Stock)*	33,945	376,111

Biotechnology 2.4%
Vertex Pharmaceuticals, Inc.*	689	289,890

Broadline Retail 12.3%
Amazon.com, Inc.*	4,428	782,693
MercadoLibre, Inc. (Brazil)*	430	685,979

		1,468,672

Communications Equipment 2.0%
Arista Networks, Inc.*	866	240,350

Electrical Equipment 3.3%
Schneider Electric SE	1,764	399,990

Electronic Equipment, Instruments & Components 1.5%
Keyence Corp. (Japan)	371	173,325

Health Care Equipment & Supplies 1.0%
Intuitive Surgical, Inc.*	306	117,994

Hotels, Restaurants & Leisure 1.2%
Airbnb, Inc. (Class A Stock)*	913	143,770

IT Services 3.8%
MongoDB, Inc.*	552	247,064
Snowflake, Inc. (Class A Stock)*	1,086	204,472

		451,536

Personal Care Products 4.2%
L’Oreal SA (France)	1,044	498,395

See Notes to Financial Statements.

54

PGIM Jennison Better Future ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Pharmaceuticals 8.9%
Eli Lilly & Co.	690	$520,039
Novo Nordisk A/S (Denmark), ADR	4,516	540,881

		1,060,920

Semiconductors & Semiconductor Equipment 18.3%
Advanced Micro Devices, Inc.*	1,337	257,413
ASML Holding NV (Netherlands)	469	446,338
Broadcom, Inc.	364	473,378
Lam Research Corp.	351	329,326
NVIDIA Corp.	867	685,901

		2,192,356

Software 21.0%
Cadence Design Systems, Inc.*	1,286	391,433
Crowdstrike Holdings, Inc. (Class A Stock)*	1,122	363,696
HubSpot, Inc.*	345	213,490
Microsoft Corp.	1,977	817,766
Palo Alto Networks, Inc.*	930	288,812
ServiceNow, Inc.*	557	429,636

		2,504,833

Technology Hardware, Storage & Peripherals 1.7%
Apple, Inc.	1,139	205,874
Textiles, Apparel & Luxury Goods 9.0%
Hermes International SCA (France)	248	619,973
LVMH Moet Hennessy Louis Vuitton SE (France)	503	458,182

		1,078,155

TOTAL LONG-TERM INVESTMENTS (cost $10,399,628)		11,855,467

See Notes to Financial Statements.

PGIM Jennison ETFs 55

PGIM Jennison Better Future ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Description	Shares	Value

SHORT-TERM INVESTMENT 0.6%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 5.545%) (cost $71,201)(wb)	71,201	$71,201

TOTAL INVESTMENTS 99.8% (cost $10,470,829)		11,926,668
Other assets in excess of liabilities 0.2%		29,021

NET ASSETS 100.0%		$11,955,689

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 29, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Automobiles	$653,296	$—	$—
Banks	376,111	—	—
Biotechnology	289,890	—	—
Broadline Retail	1,468,672	—	—
Communications Equipment	240,350	—	—
Electrical Equipment	399,990	—	—
Electronic Equipment, Instruments & Components	173,325	—	—
Health Care Equipment & Supplies	117,994	—	—
Hotels, Restaurants & Leisure	143,770	—	—
IT Services	451,536	—	—
Personal Care Products	498,395	—	—

See Notes to Financial Statements.

56

PGIM Jennison Better Future ETF

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Pharmaceuticals	$1,060,920	$—	$—
Semiconductors & Semiconductor Equipment	2,192,356	—	—
Software	2,504,833	—	—
Technology Hardware, Storage & Peripherals	205,874	—	—
Textiles, Apparel & Luxury Goods	1,078,155	—	—
Short-Term Investment
Affiliated Mutual Fund	71,201	—	—

Total	$11,926,668	$—	$—

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 29, 2024 were as follows:

Software	21.0%
Semiconductors & Semiconductor Equipment	18.3
Broadline Retail	12.3
Textiles, Apparel & Luxury Goods	9.0
Pharmaceuticals	8.9
Automobiles	5.5
Personal Care Products	4.2
IT Services	3.8
Electrical Equipment	3.3
Banks	3.1
Biotechnology	2.4

Communications Equipment	2.0%
Technology Hardware, Storage & Peripherals	1.7
Electronic Equipment, Instruments & Components	1.5
Hotels, Restaurants & Leisure	1.2
Health Care Equipment & Supplies	1.0
Affiliated Mutual Fund	0.6

99.8
Other assets in excess of liabilities	0.2

100.0%

See Notes to Financial Statements.

PGIM Jennison ETFs 57

PGIM Jennison Better Future ETF

Statement of Assets & Liabilities (unaudited)

as of February 29, 2024

Assets
Investments at value:
Unaffiliated investments (cost $10,399,628)	$11,855,467
Affiliated investments (cost $71,201)	71,201
Foreign currency, at value (cost $4)	4
Receivable for Fund shares sold	22,501
Receivable for investments sold	8,069
Dividends receivable	4,123

Total Assets	11,961,365

Liabilities
Management fee payable	5,494
Accrued expenses and other liabilities	130
Payable for investments purchased	52

Total Liabilities	5,676

Net Assets	$11,955,689

Net assets were comprised of:
Common stock, at par	$210
Paid-in capital in excess of par	10,506,197
Total distributable earnings (loss)	1,449,282

Net assets, February 29, 2024	$11,955,689

Net asset value, offering price and redemption price per share, ($11,955,689 ÷ 210,000 shares of common stock issued and outstanding)	$56.93

See Notes to Financial Statements.
58

PGIM Jennison Better Future ETF

Statement of Operations (unaudited)

For the Period December 14, 2023* through February 29, 2024

Net Investment Income (Loss)
Income
Affiliated dividend income	$10,048
Unaffiliated dividend income (net of $303 foreign withholding tax)	5,591

Total income	15,639

Expenses
Management fee	13,609
Miscellaneous	130

Total expenses	13,739

Net investment income (loss)	1,900

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(142,508)
In-kind redemptions	134,724
Foreign currency transactions	(663)

(8,447)

Net change in unrealized appreciation (depreciation) on:
Investments	1,455,839
Foreign currencies	(10)

1,455,829

Net gain (loss) on investment and foreign currency transactions	1,447,382

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,449,282

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Jennison ETFs 59

PGIM Jennison Better Future ETF

Statement of Changes in Net Assets (unaudited)

December 14, 2023* through February 29, 2024

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,900
Net realized gain (loss) on investment and in-kind redemptions transactions	(8,447)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,455,829

Net increase (decrease) in net assets resulting from operations	1,449,282

Fund share transactions
Net proceeds from shares sold (200,000 shares)	10,005,236
Shares sold in-kind (20,000 shares)	1,071,362
Shares redeemed in-kind (10,000 shares)	(570,191)

Net increase (decrease) in net assets from Fund share transactions	10,506,407

Total increase (decrease)	11,955,689

Net Assets:
Beginning of period	—

End of period	$11,955,689

*	Commencement of operations.

See Notes to Financial Statements.
60

PGIM Jennison Better Future ETF

Financial Highlights (unaudited)

	December 14, 2023(a) through February 29, 2024

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$50.00
Income (loss) from investment operations:
Net investment income (loss)	0.01
Net realized and unrealized gain (loss) on investment and foreign currency transactions	6.92
Total from investment operations	6.93
Net asset value, end of period	$56.93
Total Return(c):	13.86%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11,956
Average net assets (000)	$10,963
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.59	%(e)
Expenses before waivers and/or expense reimbursement	0.59	%(e)
Net investment income (loss)	0.09	%(e)
Portfolio turnover rate(f)	13%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized, with the exception of certain non-recurring expenses.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison ETFs 61

Notes to Financial Statements (unaudited)

1.	Organization

PGIM ETF Trust (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the following series of the RIC: PGIM Jennison Focused Growth ETF, PGIM Jennison Focused Value ETF, PGIM Jennison Focused Mid-Cap ETF, PGIM Jennison International Opportunities ETF and PGIM Jennison Better Future ETF (each a “Fund” and collectively, the “Funds”). PGIM Jennison Focused Value ETF and PGIM Jennison Focused Mid-Cap ETF are diversified funds for purposes of the 1940 Act, and PGIM Jennison Focused Growth ETF, PGIM Jennison International Opportunities ETF and PGIM Jennison Better Future ETF are non-diversified funds for purposes of the 1940 Act. Each Fund operates as an exchange-traded fund.

The Funds have the following investment objectives:

Fund	Investment Objective(s)

PGIM Jennison Focused Growth ETF	Long-term growth of capital.

PGIM Jennison Focused Value ETF	Long-term growth of capital.

PGIM Jennison Focused Mid-Cap ETF	Long-term growth of capital.

PGIM Jennison International Opportunities ETF	Long-term growth of capital.

PGIM Jennison Better Future ETF	Long-term growth of capital.

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment

62

and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Funds is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

PGIM Jennison ETFs 63

Notes to Financial Statements (unaudited) (continued)

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Master Netting Arrangements: The Funds are subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of a Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Funds to cover the Funds’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Funds lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting

64

period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Annually

PGIM Jennison ETFs 65

Notes to Financial Statements (unaudited) (continued)

Expected Distribution Schedule to Shareholders*	Frequency

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

Pursuant to a management agreement with the RIC on behalf of the Funds (the Management Agreement), PGIM Investments manages each Fund’s investment operations and administers its business affairs. PGIM Investments is also responsible for supervising each Fund’s subadviser.

Pursuant to the management agreement relating to each Fund, there is a unitary fee structure for the funds whereby PGIM Investments is responsible for substantially all expenses of each Fund, except taxes, brokerage expenses, interest expenses, distribution fees or expenses, expenses incident to shareholder meetings and extraordinary expenses. Each Fund may also pay for any costs or expenses of investing in other funds. For more information on the unitary management fee structure please refer to the Funds’ Statement of Additional Information.

The unitary fee paid to the Manager is accrued daily and payable monthly, at an annual rate of each Fund’s average daily net assets specified below.

Fund	Unitary Fee Rate

PGIM Jennison Focused Growth ETF	0.75%

PGIM Jennison Focused Value ETF	0.75%

PGIM Jennison Focused Mid-Cap ETF	0.49%

PGIM Jennison International Opportunities ETF	0.90%

PGIM Jennison Better Future ETF	0.59%

The Manager has entered into a subadvisory agreement (Subadvisory Agreement) with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of the subadviser.

Prudential Investment Management Services LLC (“PIMS” or the “Distributor”), acts as the distributor of each Fund, pursuant to the terms of a distribution agreement (“Distribution Agreement”) between the RIC and the Distributor. Shares are continuously offered for sale

66

by the Distributor only. Although the Distributor does not receive any fees under the Distribution Agreement, the Manager or its affiliates may pay the Distributor for certain distribution related services.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended February 29, 2024, no Rule 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, in-kind transactions and U.S. Government securities) for the reporting period ended February 29, 2024, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
PGIM Jennison Focused Growth ETF	$11,969,581	$11,456,096
PGIM Jennison Focused Value ETF	2,432,199	2,666,480
PGIM Jennison Focused Mid-Cap ETF	13,573,960	4,163,939
PGIM Jennison International Opportunities ETF	11,534,664	1,617,773
PGIM Jennison Better Future ETF	11,291,091	1,369,457

The aggregate cost of purchases and proceeds from sales of in-kind creation and

PGIM Jennison ETFs 67

Notes to Financial Statements (unaudited) (continued)

redemption transactions for the reporting period ended February 29, 2024, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
PGIM Jennison Focused Growth ETF	$19,082,399	$15,026,959
PGIM Jennison Focused Value ETF	1,107,260	837,947
PGIM Jennison Focused Mid-Cap ETF	2,490,690	1,816,619
PGIM Jennison International Opportunities ETF	—	—
PGIM Jennison Better Future ETF	1,043,621	557,843

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended February 29, 2024, is presented as follows:

PGIM Jennison Focused Growth ETF

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.545%)(1)(wb)
$1,218,101	$1,049,040	$2,180,553	$—	$ —	$86,588	86,588	$20,165

PGIM Institutional Money Market Fund (7-day effective yield 5.683%)(1)(b)(wb)

343,559	686,063	1,029,795	(6)	179	—	—	556(2)
$1,561,660	$1,735,103	$3,210,348	$ (6)	$179	$86,588		$20,721

PGIM Jennison Focused Value ETF

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.545%)(1)(wb)
$229,067	$356,836	$476,349	$—	$—	$109,554	109,554	$4,687

PGIM Jennison Focused Mid-Cap ETF

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.545%)(1)(wb)
$—	$10,441,506	$10,007,818	$—	$—	$433,688	433,688	$8,665

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PGIM Jennison International Opportunities ETF

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.545%)(1)(wb)
$—	$10,722,877	$10,704,161	$—	$—	$18,716	18,716	$8,171

PGIM Jennison Better Future ETF

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.545%)(1)(wb)
$—	$10,283,801	$10,212,600	$—	$—	$71,201	71,201	$10,048

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the investments and the net unrealized appreciation as of February 29, 2024 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
PGIM Jennison Focused Growth ETF	$52,687,787	$22,644,754	$(173,231)	$22,471,523
PGIM Jennison Focused Value ETF	10,713,912	2,519,926	(258,687)	2,261,239
PGIM Jennison Focused Mid-Cap ETF	10,596,970	711,879	(198,297)	513,582
PGIM Jennison International Opportunities ETF	9,763,835	1,088,832	(66,728)	1,022,104
PGIM Jennison Better Future ETF	10,470,839	1,527,005	(71,176)	1,455,829

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of August 31, 2023 which can be carried forward for an unlimited period.

PGIM Jennison ETFs 69

Notes to Financial Statements (unaudited) (continued)

No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized

PGIM Jennison Focused Growth ETF	$536,000	$—

PGIM Jennison Focused Value ETF	116,000	—

The Fund indicated below elected to treat the below approximated losses as having been incurred in the following fiscal year (August 31, 2024).

Fund	Qualified Late-Year Losses	Post-October Capital Losses

PGIM Jennison Focused Growth ETF	$45,000	$—

The Manager has analyzed the Funds’ tax positions and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period.

7.	Capital and Ownership

Each Fund is an exchange-traded fund, commonly known as an “ETF”. Individual shares of the Funds may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries. Shares of the Funds are listed for trading on the NYSE Arca, Inc. except for the PGIM Jennison Better Future ETF and PGIM Jennison Focused Mid-Cap ETF, which list its shares on the Cboe BZX Exchange, Inc. (together with NYSE Arca, Inc., the “Exchanges”), and because the shares of the Funds trade at market prices rather than NAV, shares of the Funds may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each Fund will issue and redeem its shares at NAV only in aggregations of a specified number of shares called a “Creation Unit”. An Authorized Participant is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Funds or one of their service providers that allows the Authorized Participant to place orders for the purchase and redemption of Creation Units.

A creation transaction, which is subject to acceptance by the Distributor and each Fund, generally takes place when an Authorized Participant deposits into each Fund a designated portfolio of securities, assets or other positions (a “creation basket”), and an amount of cash (including any cash representing the value of substituted securities, assets or other positions), if any, which together approximate the holdings of each Fund in exchange for a specified number of Creation Units. Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities, assets or other propositions (the “redemption basket”) held by each Fund and an amount of cash (including any portion of such securities for which cash may be substituted). The Funds may, in certain circumstances, offer Creation Units partially or solely for cash. Except when aggregated in Creation Units, shares are not redeemable by the Funds. Creation and redemption baskets

70

may differ and the Funds may accept “custom baskets”. A Creation Unit consists of 10,000 shares of each Fund.

Authorized Participants may be required to pay a fixed creation transaction fee and/or a fixed redemption transaction fee, as applicable, for each transaction in a Creation Unit regardless of the number of Creation Units created or redeemed on that day. These fees, if charged, are paid to the Custodian to offset costs associated with processing creation and redemption transactions. Authorized Participants transacting in creation units for cash may pay an additional variable fee to compensate the Funds for transaction costs and market impact expenses relating to purchases or sales of portfolio securities. Such variable fees, if any, are included in “Net proceeds from shares sold” and/or “Cost of shares purchased”, as applicable, in the Statements of Changes in Net Assets.

The RIC is authorized to issue an unlimited number of shares of beneficial interest, $0.001 par value per share.

As of February 29, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Funds as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
PGIM Jennison Focused Growth ETF	185,007	20.1%
PGIM Jennison Focused Value ETF	200,000	95.2
PGIM Jennison Focused Mid-Cap ETF	200,000	95.2
PGIM Jennison International Opportunities ETF	198,000	99.0
PGIM Jennison Better Future ETF	200,000	95.2

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
PGIM Jennison Focused Growth ETF	1	17.9%
PGIM Jennison Focused Value ETF	1	95.2
PGIM Jennison Focused Mid-Cap ETF	1	95.2
PGIM Jennison International Opportunities ETF	1	99.0
PGIM Jennison Better Future ETF	1	95.2
Unaffiliated:
PGIM Jennison Focused Growth ETF	1	74.2
PGIM Jennison Focused Value ETF	—	—
PGIM Jennison Focused Mid-Cap ETF	—	—
PGIM Jennison International Opportunities ETF	—	—
PGIM Jennison Better Future ETF	—	—

The Funds may make payment for Fund shares redeemed and contributed wholly or in part by distributing portfolio securities to shareholders. For the reporting period ended February 29, 2024, the Funds, excluding PGIM Jennison International Opportunities ETF, had subscriptions in-kind and redemptions in-kind with total proceeds in the amounts

PGIM Jennison ETFs 71

Notes to Financial Statements (unaudited) (continued)

presented on the Statements of Changes in Net Assets.

8.	Borrowings

The RIC, on behalf of the Funds, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA*

Term of Commitment	9/29/2023 - 9/26/2024
Total Commitment	$1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

*	The SCA does not include PGIM Jennison Focused Mid-Cap ETF, PGIM Jennison International Opportunities ETF and PGIM Jennison Better Future ETF.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Funds did not utilize the SCA during the reporting period ended February 29, 2024.

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9.	Risks of Investing in the Funds

Each Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	PGIM Jennison Focused Growth ETF	PGIM Jennison Focused Value ETF	PGIM Jennison Focused Mid-Cap ETF	PGIM Jennison International Opportunities ETF	PGIM Jennison Better Future ETF
Authorized Participant Concentration	X	X	X	X	X
Blend Style	–	–	X	–	–
Cash Transactions	X	X	X	X	X
Country	–	–	–	X	X
Currency	–	–	–	X	X
Convertible Securities	X	–	–	–	–
Economic and Market Events	X	X	X	X	X
Emerging Markets	–	–	–	X	X
Equity and Equity-Related Securities	X	X	X	X	X
ETF Shares Trading	X	X	X	X	X
Foreign Securities	X	X	X	X	X
Geographic Concentration	–	–	–	X	X
Growth Style	X	–	–	X	X
Initial Public Offerings	X	–	X	–	–
Investment in China	–	–	–	X	–
Large Capitalization Company	X	X	–	–	–
Large Shareholder and Large Scale Redemption	X	X	X	X	X
Management	X	X	X	X	X
Market Capitalization	–	–	–	X	X
Medium Capitalization (Mid-Cap) Company	–	–	X	–	–
Market Disruption and Geopolitical	X	X	X	X	X
Market	X	X	X	X	X
Methodology	–	–	–	–	X
New/Small Fund	X	X	X	X	X
Non-Diversified Investment Company	X	–	–	X	X
Preferred Securities	X	–	–	–	–
Real Estate Investment Trust	–	–	–	–	X
Value Style	–	X	–	–	–

Authorized Participant Concentration Risk: Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or

PGIM Jennison ETFs 73

Notes to Financial Statements (unaudited) (continued)

premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.

Blend Style Risk: The Fund’s blend investment style may subject the Fund to risks of both value and growth investing. The portion of the Fund’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking higher than average capital growth. The portion of the Fund’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Fund to underperform the market in general, its benchmark and other mutual funds. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other.

Cash Transactions Risk: Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Country Risk: Changes in the business environment may adversely affect operating profits or the value of assets in a specific country. For example, financial factors such as currency controls, devaluation or regulatory changes or stability factors such as mass riots, civil war and other potential events may contribute to companies’ operational risks.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

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Convertible Securities Risk: The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

ETF Shares Trading Risk: Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio investments.

PGIM Jennison ETFs 75

Notes to Financial Statements (unaudited) (continued)

Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund’s shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings.

Cost of Buying or Selling Shares: When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.

No Guarantee of Active Trading Market Risk: While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

76

Geographic Concentration Risk: The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Growth Style Risk: The Fund’s growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for a period of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other ETFs.

Initial Public Offerings Risk: The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and if the Fund desires to acquire shares in such an offering, it may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. Such unpredictability can have a dramatic impact on the Fund’s performance (higher or lower) and any assumptions by investors based on the affected performance may be unwarranted. In addition, as Fund assets grow, the impact of IPO investments on performance will decline, which could reduce total returns.

Investments in China Risk: Investments in China subject the Fund to risks specific to China and may make it more volatile than other funds. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation.

China has experienced security concerns, such as terrorism and strained international relations. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the U.S., or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy or the Fund. For example, a series of executive orders issued between November 2020 and June 2021 prohibit the Fund from investing in

PGIM Jennison ETFs 77

Notes to Financial Statements (unaudited) (continued)

certain companies identified by the U.S. government as “Chinese Military Industrial Complex Companies.” The restrictions in these executive orders may force the subadviser to sell certain positions and may restrict the Fund from future investments the subadviser deems otherwise attractive.

Chinese companies, including Chinese companies that are listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries, and as a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies and shareholders may have limited legal remedies.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Capitalization Risk: The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a

78

group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Medium Capitalization (Mid-Cap) Company Risk: The Fund’s investments in mid-cap companies carry more risk than investments in larger capitalized companies. Investments in mid-cap companies carry additional risks because earnings of these companies tend to be less predictable; they often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent on one or a few key people. The market movements of these companies’ securities may be more abrupt or erratic than the market movements of securities of larger, more established companies or the stock market in general. Historically, mid-cap companies have sometimes gone through extended periods when they did not perform as well as larger companies. Mid-cap companies generally are comparatively less liquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like. Also, the stocks of mid-cap companies may fall out of favor relative to those of small- or large-capitalization companies, causing the Fund to underperform other equity funds that focus on small- or large-capitalization companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

PGIM Jennison ETFs 79

Notes to Financial Statements (unaudited) (continued)

Methodology Risk: Because the subadviser utilizes exclusionary tools in its methodology, this may result in the Fund forgoing opportunities to make certain investments when it might otherwise be advantageous to do so, or sell investments based on its methodology criteria when it might be otherwise disadvantageous for it to do so. Due to the exclusionary tools, the subadviser may be less inclined or unable to invest in issuers that provide positive financial returns. There is no guarantee that the subadviser’s exclusionary tools will enhance the quality of asset allocation or portfolio construction. In evaluating an issuer, the subadviser is dependent upon information and data, including from third party data providers, that may be incomplete, inaccurate, or unavailable, or that may present conflicting information and data with respect to an issuer, which in each case could cause the subadviser to incorrectly assess an issuer’s business practices. The subadviser’s analysis is also based on a company’s disclosures or forward-looking statements of intent that are not necessarily fact-based or objectively measurable.

New/Small Fund Risk: The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund’s performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Preferred Stock Risk: Preferred stock can experience sharp declines in value over short or extended periods of time, regardless of the success or failure of a company’s operations. A redemption by the issuer may negatively impact the return of the stock held by the Fund.

80

Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Preferred stock usually does not require the issuer to pay dividends and may permit the issuer to defer dividend payments. Deferred dividend payments could have adverse tax consequences for the Fund and may cause the preferred stock to lose substantial value. Preferred stock also may have substantially lower trading volumes and less market depth than many other securities, such as common stock or U.S. Government securities.

Real Estate Investment Trust (“REIT”) Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

Value Style Risk: Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

10.	Recent Regulatory Developments

Effective January 24, 2023, the Securities and Exchange Commission adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer

PGIM Jennison ETFs 81

Notes to Financial Statements (unaudited) (continued)

appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Funds.

82

Approval of Advisory Agreements

PGIM Jennison Focused Mid-Cap ETF

Initial Approval of the Fund’s Advisory Agreements

As required by the Investment Company Act of 1940 (the 1940 Act), the Board considered the proposed management agreement with PGIM Investments LLC (the Manager) and the proposed subadvisory agreement between the Manager and Jennison Associates LLC (Jennison or the Subadviser) with respect to the PGIM Jennison Focused Mid-Cap ETF (the Fund). The Board, including all of the Independent Trustees, met on September 13, 2023 (the Meeting) and approved the agreements for an initial two-year period, after concluding that approval of the agreements was in the best interests of the Fund.

In advance of the Meeting, the Board requested and received materials relating to the agreements and had the opportunity to ask questions and request further information in connection with its considerations.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Fund by the Manager and the Subadviser; any relevant comparable performance information and the Subadviser’s qualifications and track record in serving other affiliated funds; and the fees proposed to be paid by the Fund to the Manager and by the Manager to the Subadviser under the agreements. In connection with its deliberations, the Board considered information provided by the Manager and the Subadviser at or in advance of the Meeting. The Board also considered information that the Trustees received throughout the year regarding the Manager and the Subadviser in their capacity as directors or trustees of other funds in the Prudential organization (PGIM Retail Funds). In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund.

The Trustees determined that the overall arrangements between the Fund and the Manager, which will serve as the Fund’s investment manager pursuant to a management agreement, and between the Manager and the Subadviser, which will serve as the Fund’s subadviser pursuant to the terms of a subadvisory agreement, are appropriate in light of the services to be performed and the fees to be charged under the agreements and such other matters as the Trustees considered relevant in the exercise of their business judgment.

A summary of certain factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the agreements are discussed below.

Nature, quality and extent of services

With respect to the Manager, the Board noted that it had received and considered information about the Manager at the Meeting, including information relating to the approval and renewal, as applicable, of the management agreements between the

PGIM Jennison ETFs

Approval of Advisory Agreements (continued)

Manager and the other PGIM Retail Funds, as well as information received at other regular meetings throughout the year of the PGIM Retail Funds, regarding the nature, quality and extent of services provided by the Manager. The Board considered the services to be provided by the Manager, including but not limited to the oversight of the Subadviser, as well as the provision of fund recordkeeping, compliance and other services to the Fund. With respect to the Manager’s oversight of the Subadviser, the Board noted that the Manager’s Strategic Investment Research Group, which is a business unit of the Manager, is responsible for monitoring and reporting to the Manager’s senior management on the performance and operations of the Subadviser. The Board also noted that the Manager pays the salaries of the officers of the Trust and Trustees of the Trust who are affiliated persons of the Manager or Subadviser.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of the Fund and the Subadviser and was also provided with information pertaining to the Manager’s organizational structure, senior management, investment operations and other relevant information. The Board noted that the Manager had personnel with experience in the management of exchanged-traded funds. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Manager for services provided to other PGIM Retail Funds. The Board noted that it had concluded that it was satisfied with the nature, quality and extent of the services provided by the Manager to the other PGIM Retail Funds and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Manager under the management agreement for the Fund would be similar in nature to those provided under the other management agreements.

With respect to the Subadviser, the Board noted that it had received and considered information about the Subadviser at the Meeting, including information relating to the approval and renewal, as applicable, of subadvisory agreements between the Manager and the Subadviser with respect to other PGIM Retail Funds, as well as at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Subadviser. The Board considered, among other things, the qualifications, background and experience of the Subadviser’s portfolio managers who will be responsible for the day-to-day management of the Fund’s portfolio, as well as information on the Subadviser’s organizational structure, senior management, investment operations and other relevant information. The Board also considered the Subadviser’s experience managing other similar investment strategies. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Subadviser for services provided to other PGIM Retail Funds. The Board noted that the Subadviser is affiliated with the Manager. The Board noted that it was satisfied with the nature, quality and extent of services provided by the Subadviser with respect to the other PGIM Retail Funds served by the Subadviser and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Subadviser under the subadvisory agreement for the

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Fund would be similar in nature to those provided under the other subadvisory agreements.

Performance

Because the Fund had not yet commenced operations, no investment performance for the Fund existed for Board review. The Board noted that a separately managed account is managed by the Subadviser that utilizes a substantially similar investment strategy. The Board considered the background and professional experience of the proposed portfolio management team for the Fund. The Board took note that the Manager will provide information relating to performance to the Board in connection with future annual reviews of the management agreement and subadvisory agreement.

Fee Rates

The Board considered the proposed management fees to be paid by the Fund to the Manager and the compensation to be paid by the Manager to the Subadviser. The Board considered the nature of the management fee as a unitary fee and that the Manager would be responsible for the Fund’s expenses except for those expenses reflected in the management agreement as remaining the responsibility of the Fund.

The Board considered information provided by the Manager comparing the Fund’s proposed unitary management fee rate (i.e., total expense ratio) to the Lipper 15(c) Peer Group. The Board noted that the Fund’s management fee was in the first quartile. The Board also considered the Manager’s assertion that it expected to incur a subsidy cost to support the unitary fee.

The Board concluded that the proposed management fee and total expenses were reasonable in light of the services to be provided.

Profitability

Because the Fund had not yet commenced operations and the actual asset base of the Fund had not yet been determined, the Board noted that there was no historical profitability information with respect to the Fund to be reviewed. The Board noted that it would review profitability information in connection with future annual renewals of the management and subadvisory agreements.

Economies of Scale

Because the Fund had not yet commenced operations and the actual asset base of the Fund had not yet been determined, the Board noted that there was no historical information regarding economies of scale with respect to the Fund to be reviewed. The Board noted that it would review such information in connection with future annual renewals of the management and subadvisory agreements.

PGIM Jennison ETFs

Approval of Advisory Agreements (continued)

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund. The Board concluded that any potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its management of the other affiliated funds managed by the Manager, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by the Subadviser were consistent with those generally derived by subadvisers to the PGIM Retail Funds, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits derived by the Manager and the Subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to funds.

***

After consideration of these and other factors, the Board concluded that the approval of the agreements was in the best interests of the Fund.

PGIM Jennison International Opportunities ETF

Initial Approval of the Fund’s Advisory Agreements

As required by the Investment Company Act of 1940 (the 1940 Act), the Board considered the proposed management agreement with PGIM Investments LLC (the Manager) and the proposed subadvisory agreement between the Manager and Jennison Associates LLC (Jennison or the Subadviser) with respect to the PGIM Jennison International Opportunities ETF (the Fund). The Board, including all of the Independent Trustees, met on September 13, 2023 (the Meeting) and approved the agreements for an initial two-year period, after concluding that approval of the agreements was in the best interests of the Fund.

In advance of the Meeting, the Board requested and received materials relating to the agreements and had the opportunity to ask questions and request further information in connection with its considerations.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Fund by the Manager and the Subadviser; any relevant comparable performance information and the Subadviser’s qualifications and track record in serving other affiliated funds; and the fees proposed to be paid by the Fund to the Manager and by the Manager to the Subadviser under the agreements. In connection with its deliberations, the Board considered information provided by the Manager and the Subadviser at or in advance of the Meeting. The Board also considered information that the Trustees received throughout the year regarding the Manager and the Subadviser in their capacity as directors or trustees of

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other funds in the Prudential organization (PGIM Retail Funds). In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund.

The Trustees determined that the overall arrangements between the Fund and the Manager, which will serve as the Fund’s investment manager pursuant to a management agreement, and between the Manager and the Subadviser, which will serve as the Fund’s subadviser pursuant to the terms of a subadvisory agreement, are appropriate in light of the services to be performed and the fees to be charged under the agreements and such other matters as the Trustees considered relevant in the exercise of their business judgment.

A summary of certain factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the agreements are discussed below.

Nature, quality and extent of services

With respect to the Manager, the Board noted that it had received and considered information about the Manager at the Meeting, including information relating to the approval and renewal, as applicable, of the management agreements between the Manager and the other PGIM Retail Funds, as well as information received at other regular meetings throughout the year of the PGIM Retail Funds, regarding the nature, quality and extent of services provided by the Manager. The Board considered the services to be provided by the Manager, including but not limited to the oversight of the Subadviser, as well as the provision of fund recordkeeping, compliance and other services to the Fund. With respect to the Manager’s oversight of the Subadviser, the Board noted that the Manager’s Strategic Investment Research Group, which is a business unit of the Manager, is responsible for monitoring and reporting to the Manager’s senior management on the performance and operations of the Subadviser. The Board also noted that the Manager pays the salaries of the officers of the Trust and Trustees of the Trust who are affiliated persons of the Manager or Subadviser.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of the Fund and the Subadviser and was also provided with information pertaining to the Manager’s organizational structure, senior management, investment operations and other relevant information. The Board noted that the Manager had personnel with experience in the management of exchanged-traded funds. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Manager for services provided to other PGIM Retail Funds. The Board noted that it had concluded that it was satisfied with the nature, quality and extent of the services provided by the Manager to the other PGIM Retail Funds and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Manager under the management agreement for the Fund would be similar in nature to those provided under the other management agreements.

PGIM Jennison ETFs

Approval of Advisory Agreements (continued)

With respect to the Subadviser, the Board noted that it had received and considered information about the Subadviser at the Meeting, including information relating to the approval and renewal, as applicable, of subadvisory agreements between the Manager and the Subadviser with respect to other PGIM Retail Funds, as well as at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Subadviser. The Board considered, among other things, the qualifications, background and experience of the Subadviser’s portfolio managers who will be responsible for the day-to-day management of the Fund’s portfolio, as well as information on the Subadviser’s organizational structure, senior management, investment operations and other relevant information. The Board also considered the Subadviser’s experience managing other similar investment strategies. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Subadviser for services provided to other PGIM Retail Funds. The Board noted that the Subadviser is affiliated with the Manager. The Board noted that it was satisfied with the nature, quality and extent of services provided by the Subadviser with respect to the other PGIM Retail Funds served by the Subadviser and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Subadviser under the subadvisory agreement for the Fund would be similar in nature to those provided under the other subadvisory agreements.

Performance

Because the Fund had not yet commenced operations, no investment performance for the Fund existed for Board review. The Board reviewed the performance information of a mutual fund advised by the Manager and subadvised by the Subadviser that utilizes a substantially similar investment strategy. The Board considered the background and professional experience of the proposed portfolio management team for the Fund. The Board took note that the Manager will provide information relating to performance to the Board in connection with future annual reviews of the management agreement and subadvisory agreement.

Fee Rates

The Board considered the proposed management fees to be paid by the Fund to the Manager and the compensation to be paid by the Manager to the Subadviser. The Board considered the nature of the management fee as a unitary fee and that the Manager would be responsible for the Fund’s expenses except for those expenses reflected in the management agreement as remaining the responsibility of the Fund.

The Board considered information provided by the Manager comparing the Fund’s proposed unitary management fee rate (i.e., total expense ratio) to the Lipper 15(c) Peer Group. The Board noted that the Fund’s management fee was in the fourth quartile. The Board also considered the Manager’s assertion that it expected to incur a subsidy cost to support the unitary fee.

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The Board concluded that the proposed management fee and total expenses were reasonable in light of the services to be provided.

Profitability

Because the Fund had not yet commenced operations and the actual asset base of the Fund had not yet been determined, the Board noted that there was no historical profitability information with respect to the Fund to be reviewed. The Board noted that it would review profitability information in connection with future annual renewals of the management and subadvisory agreements.

Economies of Scale

Because the Fund had not yet commenced operations and the actual asset base of the Fund had not yet been determined, the Board noted that there was no historical information regarding economies of scale with respect to the Fund to be reviewed. The Board noted that it would review such information in connection with future annual renewals of the management and subadvisory agreements.

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund. The Board concluded that any potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its management of the other affiliated funds managed by the Manager, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by the Subadviser were consistent with those generally derived by subadvisers to the PGIM Retail Funds, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits derived by the Manager and the Subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to funds.

***

After consideration of these and other factors, the Board concluded that the approval of the agreements was in the best interests of the Fund.

PGIM Better Future ETF

Initial Approval of the Fund’s Advisory Agreements

As required by the Investment Company Act of 1940 (the 1940 Act), the Board considered the proposed management agreement with PGIM Investments LLC (the Manager) and the proposed subadvisory agreement between the Manager and Jennison Associates LLC (Jennison or the Subadviser) with respect to the PGIM Better Future ETF (the Fund). The Board, including all of the Independent Trustees, met on

PGIM Jennison ETFs

Approval of Advisory Agreements (continued)

September 13, 2023 (the Meeting) and approved the agreements for an initial two-year period, after concluding that approval of the agreements was in the best interests of the Fund.

In advance of the Meeting, the Board requested and received materials relating to the agreements and had the opportunity to ask questions and request further information in connection with its considerations.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Fund by the Manager and the Subadviser; any relevant comparable performance information and the Subadviser’s qualifications and track record in serving other affiliated funds; and the fees proposed to be paid by the Fund to the Manager and by the Manager to the Subadviser under the agreements. In connection with its deliberations, the Board considered information provided by the Manager and the Subadviser at or in advance of the Meeting. The Board also considered information that the Trustees received throughout the year regarding the Manager and the Subadviser in their capacity as directors or trustees of other funds in the Prudential organization (PGIM Retail Funds). In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund.

The Trustees determined that the overall arrangements between the Fund and the Manager, which will serve as the Fund’s investment manager pursuant to a management agreement, and between the Manager and the Subadviser, which will serve as the Fund’s subadviser pursuant to the terms of a subadvisory agreement, are appropriate in light of the services to be performed and the fees to be charged under the agreements and such other matters as the Trustees considered relevant in the exercise of their business judgment.

A summary of certain factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the agreements are discussed below.

Nature, quality and extent of services

With respect to the Manager, the Board noted that it had received and considered information about the Manager at the Meeting, including information relating to the approval and renewal, as applicable, of the management agreements between the Manager and the other PGIM Retail Funds, as well as information received at other regular meetings throughout the year of the PGIM Retail Funds, regarding the nature, quality and extent of services provided by the Manager. The Board considered the services to be provided by the Manager, including but not limited to the oversight of the Subadviser, as well as the provision of fund recordkeeping, compliance and other services to the Fund. With respect to the Manager’s oversight of the Subadviser, the Board noted that the Manager’s Strategic Investment Research Group, which is a business unit of the Manager, is responsible for monitoring and reporting to the

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Manager’s senior management on the performance and operations of the Subadviser. The Board also noted that the Manager pays the salaries of the officers of the Trust and Trustees of the Trust who are affiliated persons of the Manager or Subadviser.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of the Fund and the Subadviser and was also provided with information pertaining to the Manager’s organizational structure, senior management, investment operations and other relevant information. The Board noted that the Manager had personnel with experience in the management of exchanged-traded funds. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Manager for services provided to other PGIM Retail Funds. The Board noted that it had concluded that it was satisfied with the nature, quality and extent of the services provided by the Manager to the other PGIM Retail Funds and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Manager under the management agreement for the Fund would be similar in nature to those provided under the other management agreements.

With respect to the Subadviser, the Board noted that it had received and considered information about the Subadviser at the Meeting, including information relating to the approval and renewal, as applicable, of subadvisory agreements between the Manager and the Subadviser with respect to other PGIM Retail Funds, as well as at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Subadviser. The Board considered, among other things, the qualifications, background and experience of the Subadviser’s portfolio managers who will be responsible for the day-to-day management of the Fund’s portfolio, as well as information on the Subadviser’s organizational structure, senior management, investment operations and other relevant information. The Board also considered the Subadviser’s experience managing other similar investment strategies. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Subadviser for services provided to other PGIM Retail Funds. The Board noted that the Subadviser is affiliated with the Manager. The Board noted that it was satisfied with the nature, quality and extent of services provided by the Subadviser with respect to the other PGIM Retail Funds served by the Subadviser and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Subadviser under the subadvisory agreement for the Fund would be similar in nature to those provided under the other subadvisory agreements.

Performance

Because the Fund had not yet commenced operations, no investment performance for the Fund existed for Board review. The Board noted that a separately managed account is managed by the Subadviser that utilizes a substantially similar investment strategy. The Board considered the background and professional experience of the proposed

PGIM Jennison ETFs

Approval of Advisory Agreements (continued)

portfolio management team for the Fund. The Board took note that the Manager will provide information relating to performance to the Board in connection with future annual reviews of the management agreement and subadvisory agreement.

Fee Rates

The Board considered the proposed management fees to be paid by the Fund to the Manager and the compensation to be paid by the Manager to the Subadviser. The Board considered the nature of the management fee as a unitary fee and that the Manager would be responsible for the Fund’s expenses except for those expenses reflected in the management agreement as remaining the responsibility of the Fund.

The Board considered information provided by the Manager comparing the Fund’s proposed unitary management fee rate (i.e., total expense ratio) to the Lipper 15(c) Peer Group. The Board noted that the Fund’s management fee was in the first quartile. The Board also considered the Manager’s assertion that it expected to incur a subsidy cost to support the unitary fee.

The Board concluded that the proposed management fee and total expenses were reasonable in light of the services to be provided.

Profitability

Because the Fund had not yet commenced operations and the actual asset base of the Fund had not yet been determined, the Board noted that there was no historical profitability information with respect to the Fund to be reviewed. The Board noted that it would review profitability information in connection with future annual renewals of the management and subadvisory agreements.

Economies of Scale

Because the Fund had not yet commenced operations and the actual asset base of the Fund had not yet been determined, the Board noted that there was no historical information regarding economies of scale with respect to the Fund to be reviewed. The Board noted that it would review such information in connection with future annual renewals of the management and subadvisory agreements.

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund. The Board concluded that any potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its management of the other affiliated funds managed by the Manager, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by the Subadviser were consistent with those generally derived by subadvisers to the PGIM Retail Funds, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits derived by the Manager and the Subadviser were

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consistent with the types of benefits generally derived by investment managers and subadvisers to funds.

***

After consideration of these and other factors, the Board concluded that the approval of the agreements was in the best interests of the Fund.

PGIM Jennison ETFs

⬛ MAIL 655 Broad Street Newark, NJ 07102	⬛ TELEPHONE (888) 247-8090 (973) 802-2093 (outside the US)	⬛ WEBSITE pgim.com/investments

PROXY VOTING

The Board of Trustees delegated to the Funds’ subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to each Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (888) 247-8090 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and on the Securities and Exchange Commission’s website.

TRUSTEES Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President and Principal Executive Officer • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia
DiGiacomo, Chief Legal Officer • Andrew Donohue, Chief Compliance Officer • Russ Shupak, Treasurer and Principal Accounting Officer • Kelly Florio,
Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant
Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • George Hoyt, Assistant Secretary • Devan Goolsby,
Assistant Secretary • Lana Lomuti, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W.
McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN/TRANSFER AGENT	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of each Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (888) 247-8090. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Jennison ETFs, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

On each business day, before commencement of trading on the Exchange, the Fund will disclose on www.pgiminvestments.com the Fund’s portfolio holdings that will form the basis for the Fund’s calculation of NAV at the end of the business day. The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

 Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON ETFS

Fund	Ticker Symbol

PGIM Jennison Focused Growth ETF	PJFG

PGIM Jennison Focused Value ETF	PJFV

PGIM Jennison Focused Mid-Cap ETF	PJFM

PGIM Jennison International Opportunities ETF	PJIO

PGIM Jennison Better Future ETF	PJBF

ETF1009E2

PGIM PORTFOLIO BALLAST ETF

(PBL)

SEMIANNUAL REPORT

FEBRUARY 29, 2024

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of February 29, 2024 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Exchange-traded funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. PGIM Quantitative Solutions LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), is a registered investment adviser. © 2024 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Portfolio Ballast ETF informative and useful. The report covers performance for the six-month period ended February 29, 2024.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 14th-largest investment manager with more than $1.3 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President and Principal Executive Officer

PGIM Portfolio Ballast ETF

April 15, 2024

PGIM Portfolio Ballast ETF 3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (888) 247-8090.

	Total Returns as of 2/29/24	Average Annual Total Returns as of 2/29/24

	Six Months* (%)	One Year (%)	Since Inception (%)

Net Asset Value (NAV)	8.08	17.50	12.71 (12/12/2022)

Market Price**	8.58	17.73	12.88 (12/12/2022)

S&P 500 Index

	13.93	30.45	21.43

*Not annualized

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the sale of Fund shares.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Benchmark Definition

S&P 500 Index*—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how large company stocks in the United States have performed.

*The S&P 500 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of operating expenses or taxes that may be paid by an investor.

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Presentation of Fund Holdings as of 2/29/24

Top Future and Option Holdings	% of Net Assets

5 Year U.S. Treasury Notes	43.0%

2 Year U.S. Treasury Notes	19.5%

20 Year U.S. Treasury Bonds	4.6%

S&P 500 E-Mini Index	4.5%

10 Year U.S. Treasury Notes	3.5%

SPDR S&P 500 ETF Trust	0.2%

PGIM Portfolio Ballast ETF 5

Fees and Expenses

As a shareholder of the Fund, you incur ongoing costs, including investment management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 held through the six-month period ended February 29, 2024. The example is for illustrative purposes only.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Portfolio Ballast ETF	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual	$1,000.00	$1,080.80	0.45%	$2.33

Hypothetical	$1,000.00	$1,022.63	0.45%	$2.26

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended February 29, 2024, and divided by the 366 days in the Fund’s fiscal year ending August 31, 2024 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of February 29, 2024

Description			Shares	Value

SHORT-TERM INVESTMENTS 99.8%

AFFILIATED MUTUAL FUND 13.8%
PGIM Core Government Money Market Fund (7-day effective yield 5.545%) (cost $3,910,888)(wb)			3,910,888	$3,910,888

	Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATIONS(n) 63.1%
U.S. Treasury Bills	5.397%	03/21/24	9,000	8,973,550
U.S. Treasury Bills(k)	5.378	05/02/24	9,000	8,918,321

TOTAL U.S. TREASURY OBLIGATIONS
(cost $17,892,279)				17,891,871

OPTION PURCHASED*~ 22.9%
(cost $6,249,387)				6,513,305

TOTAL INVESTMENTS 99.8%
(cost $28,052,554)				28,316,064
Other assets in excess of liabilities(z) 0.2%				52,567

NET ASSETS 100.0%				$28,368,631

Below is a list of the abbreviation(s) used in the semiannual report:

USD—US Dollar

ETF—Exchange-Traded Fund

OTC—Over-the-counter

S&P—Standard & Poor’s

SG—Societe Generale

SOFR—Secured Overnight Financing Rate

SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

PGIM Portfolio Ballast ETF 7

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

Option Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	02/08/29	$500.00	530	53	$6,513,305

(cost $6,249,387)

Futures contracts outstanding at February 29, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
27	2 Year U.S. Treasury Notes	Jun. 2024	$5,528,250	$ 2,363
114	5 Year U.S. Treasury Notes	Jun. 2024	12,187,313	6,138
9	10 Year U.S. Treasury Notes	Jun. 2024	993,938	320
11	20 Year U.S. Treasury Bonds	Jun. 2024	1,311,750	4,670
5	S&P 500 E-Mini Index	Mar. 2024	1,275,937	11,965
				$25,456

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
SG	$—	$416,188

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 29, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Short-Term Investments
Affiliated Mutual Fund	$3,910,888	$ —	$—

See Notes to Financial Statements.

8

	Level 1	Level 2	Level 3
Short-Term Investments (continued)
U.S. Treasury Obligations	$—	$17,891,871	$—
Option Purchased	—	6,513,305	—

Total	$3,910,888	$24,405,176	$—

Other Financial Instruments*
Assets
Futures Contracts	$25,456	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 29, 2024 were as follows:

U.S. Treasury Obligations	63.1%
Option Purchased	22.9
Affiliated Mutual Fund	13.8

99.8
Other assets in excess of liabilities	0.2

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 29, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$11,965	*	—	$—
Equity contracts	Unaffiliated investments	6,513,305		—	—

See Notes to Financial Statements.

PGIM Portfolio Ballast ETF 9

Schedule of Investments (unaudited) (continued)

as of February 29, 2024

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$ 13,491	*	—	$—
		$6,538,761			$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended February 29, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Futures
Equity contracts	$3,219,421	$ (68,981)
Interest rate contracts	—	(62,532)
Total	$3,219,421	$(131,513)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Futures
Equity contracts	$(1,332,287)	$ (4,492)
Interest rate contracts	—	(86,525)
Total	$(1,332,287)	$(91,017)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended February 29, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 5,395,805
Futures Contracts - Long Positions (2)	18,671,358

*	Average volume is based on average quarter end balances for the six months ended February 29, 2024.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities (unaudited)

as of February 29, 2024

Assets
Investments at value:

Unaffiliated investments (cost $24,141,666)	$24,405,176

Affiliated investments (cost $3,910,888)	3,910,888

Due from broker—variation margin futures	50,313

Dividends receivable	12,125

Total Assets	28,378,502

Liabilities
Management fee payable	9,871

Net Assets	$28,368,631

Net assets were comprised of:
Common stock, at par	$1,060
Paid-in capital in excess of par	26,543,055
Total distributable earnings (loss)	1,824,516

Net assets, February 29, 2024	$28,368,631

Net asset value, offering price and redemption price per share, ($28,368,631 ÷ 1,060,000 shares of common stock issued and outstanding)	$26.76

See Notes to Financial Statements.

PGIM Portfolio Ballast ETF 11

Statement of Operations (unaudited)

Six Months Ended February 29, 2024

Net Investment Income (Loss)
Income
Interest income	$518,430
Affiliated dividend income	46,306

Total income	564,736

Expenses
Management fee	61,833

Net investment income (loss)	502,903

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	3,219,612
Futures transactions	(131,513)

3,088,099

Net change in unrealized appreciation (depreciation) on:
Investments	(1,326,428)
Futures	(91,017)

(1,417,445)

Net gain (loss) on investment transactions	1,670,654

Net Increase (Decrease) In Net Assets Resulting From Operations	$2,173,557

See Notes to Financial Statements.

12

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 29, 2024	December 12, 2022* through August 31, 2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$ 502,903	$ 634,121
Net realized gain (loss) on investment transactions	3,088,099	(533,716)
Net change in unrealized appreciation (depreciation) on investments	(1,417,445)	1,706,411

Net increase (decrease) in net assets resulting from operations	2,173,557	1,806,816

Dividends and Distributions
Distributions from distributable earnings	(2,117,128)	(38,729)

Fund share transactions
Net proceeds from shares sold (20,000 and 1,060,000 shares, respectively)	532,871	26,547,838
Cost of shares purchased (20,000 and 0 shares, respectively)	(536,594)	—

Net increase (decrease) in net assets from Fund share transactions	(3,723)	26,547,838

Total increase (decrease)	52,706	28,315,925

Net Assets:

Beginning of period	28,315,925	—

End of period	$28,368,631	$28,315,925

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Portfolio Ballast ETF 13

Financial Highlights (unaudited)

	Six Months Ended February 29, 2024		December 12, 2022(a) through August 31, 2023
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$26.71		$25.00
Income (loss) from investment operations:
Net investment income (loss)	0.48		0.61
Net realized and unrealized gain (loss) on investment transactions	1.61		1.14
Total from investment operations	2.09		1.75
Less Dividends and Distributions:
Dividends from net investment income	(0.90)		(0.04)
Distributions from net realized gains	(1.14)		-
Total dividends and distributions	(2.04)		(0.04)
Net asset value, end of period	$26.76		$26.71
Total Return(c):	8.08%		7.02%

Ratios/Supplemental Data:
Net assets, end of period (000)	$28,369		$28,316
Average net assets (000)	$27,631		$26,311
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.45	%(e)	0.45	%(e)
Expenses before waivers and/or expense reimbursement	0.45	%(e)	0.45	%(e)
Net investment income (loss)	3.66	%(e)	3.36	%(e)
Portfolio turnover rate(f)	97%		0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

14

Notes to Financial Statements (unaudited)

1.	Organization

PGIM ETF Trust (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Portfolio Ballast ETF (the “Fund”), a series of the RIC. The Fund is classified as a non-diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek to provide long-term capital growth with reduced volatility compared to the equity market.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM Portfolio Ballast ETF 15

Notes to Financial Statements (unaudited) (continued)

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach

16

when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has

PGIM Portfolio Ballast ETF 17

Notes to Financial Statements (unaudited) (continued)

realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to gain exposure to equities and fixed income. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit

18

risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PGIM Portfolio Ballast ETF 19

Notes to Financial Statements (unaudited) (continued)

3.	Agreements

Pursuant to a management agreement with the RIC on behalf of the Fund (the Management Agreement), PGIM Investments manages the Fund’s investment operations and administers its business affairs. PGIM Investments is also responsible for supervising the Fund’s subadviser.

Pursuant to the management agreement relating to the Fund, there is a unitary fee structure for the fund whereby PGIM Investments is responsible for substantially all expenses of the Fund, except taxes, brokerage expenses, interest expenses, distribution fees or expenses, expenses incident to shareholder meetings and extraordinary expenses. The Fund may also pay for any costs or expenses of investing in other funds. For more information on the unitary management fee structure please refer to the Fund’s Statement of Additional Information.

The unitary fee paid to the Manager is accrued daily and payable monthly, at an annual rate of the Fund’s average daily net assets specified below.

Fund	Unitary Fee Rate
PGIM Portfolio Ballast ETF	0.45%

The Manager has entered into a subadvisory agreement (Subadvisory Agreement) with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions” or the “subadviser”). The Manager pays for the services of the subadviser.

The Bank of New York Mellon (“BNY”) serves as the Custodian, Transfer Agent and Administrative Agent for the Trust. BNY receives compensation from the Manager and is reimbursed for expenses, including custodian, transfer agency and administration fees and certain out-of-pocket expenses including, but not limited to, postage, stationery, printing, allocable communication expenses and other costs. The Manager is responsible for compensating BNY under the Custodian, Transfer Agency and Service and Administration and Accounting Agreements.

Prudential Investment Management Services LLC (“PIMS” or the “Distributor”), acts as the distributor of the Fund, pursuant to the terms of a distribution agreement (“Distribution Agreement”) between the RIC and the Distributor. The Distributor is a subsidiary of Prudential. Shares are continuously offered for sale by the Distributor only. Although the Distributor does not receive any fees under the Distribution Agreement, the Manager or its affiliates may pay the Distributor for certain distribution related services.

PGIM Investments, PIMS and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

20

4.	Other Transactions with Affiliates

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended February 29, 2024, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended February 29, 2024, were as follows:

Cost of Purchases	Proceeds from Sales

$6,249,387	$8,188,435

There were no aggregate cost of purchases and proceeds from sales of in-kind creation and redemption transactions for the reporting period ended February 29, 2024.

A summary of the cost of purchases and proceeds from sales of shares of an affiliated mutual fund for the reporting period ended February 29, 2024, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.545%)(1)(wb)

$1,615,814	$7,162,863	$4,867,789	$—	$—	$3,910,888	3,910,888	$46,306

(1)	The Fund did not have any capital gain distributions during the reporting period.
(wb)	Represents an investment in a Fund affiliated with the Manager.

PGIM Portfolio Ballast ETF 21

Notes to Financial Statements (unaudited) (continued)

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 29, 2024 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$28,052,554	$289,389	$(423)	$288,966

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period.

7.	Capital and Ownership

The Fund is an exchange-traded fund, commonly known as an “ETF”. Individual shares of the Fund may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries. Shares of the Fund are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”), and because the shares of the Fund trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will issue and redeem its shares at NAV only in aggregations of a specified number of shares called a “Creation Unit”. An Authorized Participant is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of their service providers that allows the Authorized Participant to place orders for the purchase and redemption of Creation Units.

A creation transaction, which is subject to acceptance by the Distributor and the Fund, generally takes place when an Authorized Participant deposits into the Fund a designated portfolio of securities, assets or other positions (a “creation basket”), and an amount of cash (including any cash representing the value of substituted securities, assets or other positions), if any, which together approximate the holdings of the Fund in exchange for a specified number of Creation Units. Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities, assets or other propositions (the “redemption basket”) held by the Fund and an amount of cash (including any portion of such securities for which cash may be substituted). The Fund may, in certain circumstances, offer Creation Units partially or solely for cash. Except when aggregated in Creation Units, shares are not redeemable by the Fund. Creation and redemption baskets may differ and the Fund may accept “custom baskets”. A Creation Unit of PGIM Portfolio Ballast ETF consists of 20,000 shares of the Fund.

22

Authorized Participants may be required to pay a fixed creation transaction fee and/or a fixed redemption transaction fee, as applicable, for each transaction in a Creation Unit regardless of the number of Creation Units created or redeemed on that day. These fees, if charged, are paid to the Custodian to offset costs associated with processing creation and redemption transactions. Authorized Participants transacting in creation units for cash may pay an additional variable fee to compensate the Funds for transaction costs and market impact expenses relating to purchases or sales of portfolio securities. Such variable fees, if any, are included in “Net proceeds from shares sold” and/or “Cost of shares purchased”, as applicable, in the Statements of Changes in Net Assets.

The RIC is authorized to issue an unlimited number of shares of beneficial interest, $0.001 par value per share.

As of February 29, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
PGIM Portfolio Ballast ETF	997,500	94.1%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	1	94.1%
Unaffiliated	—	—

The Fund may make payment for Fund shares redeemed and contributed wholly or in part by distributing portfolio securities to shareholders. For the reporting period ended February 29, 2024, the Fund had no subscriptions in-kind and no redemptions in-kind.

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA
Term of Commitment	9/29/2023 - 9/26/2024
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

PGIM Portfolio Ballast ETF 23

Notes to Financial Statements (unaudited) (continued)

SCA
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended February 29, 2024.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Active Trading Risk: The Fund actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Fund’s performance and have adverse tax consequences. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover.

Authorized Participant Concentration Risk: Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.

24

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset

PGIM Portfolio Ballast ETF 25

Notes to Financial Statements (unaudited) (continued)

classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

ETF Shares Trading Risk: Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio investments.

Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund’s shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. Actively managed ETFs that use derivatives or other instruments as part of their investment strategy, such as the Fund, may experience wider premiums or discounts between the market price for their shares and their NAVs than other types of ETFs, including index-tracking ETFs, that invest directly in securities or other more liquid instruments. As such, an investment in the Fund may be more volatile than a typical ETF.

Cost of Buying or Selling Shares: When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.

No Guarantee of Active Trading Market Risk: While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.

Futures and Forward Contracts Risk: The primary risks associated with the use of futures or forward contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures or forward contract; (b)

26

possible lack of a liquid secondary market for a futures or forward contract and the resulting inability to close a futures or forward contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the failure to predict correctly the direction of securities or commodities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty to the futures or forward contract will default in the performance of its obligations. Additionally, not all forward contracts require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

Investment Program Risk: In pursuing its investment program, the Fund seeks to reduce volatility over a full market cycle, including by limiting Fund losses relative to the broader market. The subadviser may not be successful in limiting volatility and there is a risk that the Fund will experience losses consistent with, or greater than, the equity market during a market downturn. In addition, the Fund’s strategy of using options to capture market upside will limit the returns of the Fund during periods in which the market is rising, particularly during periods of rapid appreciation, and the Fund may not experience investment gains comparable to the broader market. The Fund may not be able to enter into, or close out, options transactions at times or in quantities the subadviser believes necessary to accomplish the Fund’s investment strategy. Because the Fund’s strategy to limit volatility involves buying and selling options on one or more broad market indexes or financial instruments that seek to replicate or approximate the return of such an index, the Fund will incur additional costs in the form of options premiums that an investor would not incur investing directly in the securities of an index or in a fund that tracks the index directly, which costs will reduce the Fund’s returns. In addition, the Fund will forgo the opportunity to benefit fully from potential increases in value if the value of the instrument underlying an option rises above its strike price. Moreover, if the strike price of a purchased option is higher than the value of the underlying instrument at expiration, the option will expire worthless and the Fund will lose the premium paid for the option without a corresponding benefit.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends

PGIM Portfolio Ballast ETF 27

Notes to Financial Statements (unaudited) (continued)

affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Model Design Risk: The subadviser uses certain quantitative models to help guide its investment decisions. The design of the underlying models may be flawed or incomplete. The investment models the subadviser uses are based on historical and theoretical underpinnings that it believes are sound. There can be no guarantee, however, that these underpinnings will correlate with security price behavior in the manner assumed by the subadviser’s models. Additionally, the quantitative techniques that underlie the subadviser’s portfolio construction processes may fail to fully anticipate important risks.

Model Implementation Risk: While the subadviser strives to mitigate the likelihood of material implementation errors, it is impossible to completely eliminate the risk of error in

28

the implementation of the computer models that guide the subadviser’s quantitative investment processes. Additionally, it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.

New/Small Fund Risk: The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund’s performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

10.	Recent Regulatory Developments

Effective January 24, 2023, the Securities and Exchange Commission adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Fund.

PGIM Portfolio Ballast ETF 29

∎ MAIL	∎ TELEPHONE	∎ WEBSITE

655 Broad Street Newark, NJ 07102	(888) 247-8090 (973) 802-2093 (outside the US)	pgim.com/investments

PROXY VOTING

The Board of Trustees delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (888) 247-8090 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES

Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President and Principal Executive Officer • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Andrew Donohue, Chief Compliance Officer • Russ Shupak, Treasurer and Principal Accounting Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • George Hoyt, Assistant Secretary • Devan Goolsby, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Quantitative Solutions LLC	655 Broad Street 16th Floor Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN/TRANSFER AGENT	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017
FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (888) 247-8090. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Portfolio Ballast ETF, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

On each business day, before commencement of trading on the Exchange, the Fund discloses on www.pgiminvestments.com its portfolio holdings that will form the basis for the Fund’s calculation of NAV at the end of the business day. The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings is available on the Commission’s website at sec.gov.

Funds:
ARE NOT INSURED BY THE FDIC OR ANY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED
FEDERAL GOVERNMENT AGENCY		BY ANY BANK OR ANY BANK AFFILIATE

PGIM PORTFOLIO BALLAST ETF

Fund	Ticker Symbol

PGIM Portfolio Ballast ETF	PBL

ETF1011E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not required, as this is not an annual filing.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(a)(2)(1) Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.

(a)(2)(2) Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	PGIM ETF Trust

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	April 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 16, 2024

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	April 16, 2024